UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23148

Guardian Variable Products Trust

(Exact name of registrant as specified in charter)

10 Hudson Yards New York, N.Y. 10001

(Address of principal executive offices) (Zip code)

Keith A. Namiot

President

Guardian Variable Products Trust

10 Hudson Yards

New York, N.Y. 10001

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-598-8000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semi-Annual Shareholder Report

June 30, 2026

Guardian Core Fixed Income VIP Fund

This semi-annual shareholder report contains important information about Guardian Core Fixed Income VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners). This report describes Fund changes that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Core Fixed Income VIP Fund	$27	0.54%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$317,768,174
Total # of Portfolio Holdings	416
Portfolio Turnover Rate	15%

What were the Fund’s portfolio holdings?

(as of June 30, 2026)

Bond Sector Allocation

(% of Total Net Assets)

Table Summary
U.S. Government Securities	41.3
Corporate Bonds & Notes	26.4
Agency Mortgage-Backed Securities	17.2
Asset-Backed Securities	10.6
Non-Agency Mortgage-Backed Securities	5.0
Cash/Other Assets and Liabilities	(0.5)
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Table Summary
U.S. Treasury Notes, 4.125%, due 2/29/2032	12.8
U.S. Treasury Bonds, 4.625%, due 11/15/2044	9.1
U.S. Treasury Notes, 4.625%, due 2/15/2035	5.1
U.S. Treasury Bonds, 4.750%, due 2/15/2045	2.3
U.S. Treasury Notes, 4.000%, due 1/31/2033	1.8
U.S. Treasury Bonds, 4.625%, due 2/15/2055	1.7
U.S. Treasury Notes, 4.000%, due 6/30/2032	1.6
U.S. Treasury Bonds, 5.000%, due 5/15/2056	1.5
U.S. Treasury Notes, 4.250%, due 8/15/2035	1.4
U.S. Treasury Bonds, 4.500%, due 11/15/2054	1.1
Total	38.4

Guardian Core Fixed Income VIP Fund

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA Franklin Core Fixed Income Portfolio, a series of SunAmerica Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA Franklin Core Fixed Income Portfolio. Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Core Fixed Income VIP Fund

Semi-Annual Shareholder Report

June 30, 2026

Guardian Core Plus Fixed Income VIP Fund

This semi-annual shareholder report contains important information about Guardian Core Plus Fixed Income VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners). This report describes Fund changes that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Core Plus Fixed Income VIP Fund	$41	0.82%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$129,477,044
Total # of Portfolio Holdings	472
Portfolio Turnover Rate	73%

What were the Fund’s portfolio holdings?

(as of June 30, 2026)

Bond Sector Allocation

(% of Total Net Assets)

Table Summary
Corporate Bonds & Notes	37.5
Agency Mortgage-Backed Securities	29.1
U.S. Government Securities	18.6
Asset-Backed Securities	15.0
Non-Agency Mortgage-Backed Securities	10.7
Foreign Government	2.0
Senior Secured Loans	1.7
U.S. Treasury Bills	0.1
Cash/Other Assets and Liabilities	(14.7)
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Table Summary
U.S. Treasury Bonds, 4.750%, due 5/15/2055	2.9
Uniform Mortgage-Backed Security, 5.500%, due 8/1/2056	2.7
U.S. Treasury Bonds, 4.750%, due 2/15/2045	2.6
U.S. Treasury Bonds, 4.875%, due 8/15/2045	2.4
U.S. Treasury Bonds, 4.750%, due 11/15/2053	2.1
Uniform Mortgage-Backed Security, 4.500%, due 8/1/2039	1.7
U.S. Treasury Notes, 3.625%, due 12/31/2030	1.7
U.S. Treasury Bonds, 4.625%, due 11/15/2044	1.6
U.S. Treasury Bonds, 4.000%, due 11/15/2042	1.6
U.S. Treasury Notes, 4.125%, due 6/30/2028	1.5
Total	20.8

Guardian Core Plus Fixed Income VIP Fund

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA JPMorgan MFS Core Bond Portfolio, a series of SunAmerica Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA JPMorgan MFS Core Bond Portfolio. Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Core Plus Fixed Income VIP Fund

Semi-Annual Shareholder Report

June 30, 2026

Guardian Diversified Research VIP Fund

This semi-annual shareholder report contains important information about Guardian Diversified Research VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners). This report describes Fund changes that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Diversified Research VIP Fund	$49	0.94%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$97,147,453
Total # of Portfolio Holdings	139
Portfolio Turnover Rate	34%

What were the Fund’s portfolio holdings?

(as of June 30, 2026)

Sector Allocation

(% of Total Net Assets)

Table Summary
Information Technology	37.5
Financials	12.8
Communication Services	9.3
Consumer Discretionary	9.0
Health Care	9.0
Industrials	8.1
Consumer Staples	4.6
Energy	3.4
Utilities	2.3
Materials	1.8
Real Estate	1.8
Cash/Other Assets and Liabilities	0.4
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Table Summary
Apple, Inc.	6.8
NVIDIA Corp.	5.9
Microsoft Corp.	5.6
Alphabet, Inc., Class A	5.4
Amazon.com, Inc.	4.1
Lam Research Corp.	3.5
Broadcom, Inc.	2.6
Advanced Micro Devices, Inc.	2.5
Cisco Systems, Inc.	2.3
Micron Technology, Inc.	2.0
Total	40.7

Guardian Diversified Research VIP Fund

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SunAmerica Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA Franklin Systematic U.S. Large Cap Core Portfolio. Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Diversified Research VIP Fund

Semi-Annual Shareholder Report

June 30, 2026

Guardian Global Utilities VIP Fund

This semi-annual shareholder report contains important information about Guardian Global Utilities VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners). This report describes Fund changes that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Global Utilities VIP Fund	$57	1.11%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$38,833,874
Total # of Portfolio Holdings	28
Portfolio Turnover Rate	21%

What were the Fund’s portfolio holdings?

(as of June 30, 2026)

Geographic Region/Country Allocation

(% of Total Net Assets)

Table Summary
North America	63.3
Europe	20.6
United Kingdom	7.1
South America	4.2
Asia-Pacific	3.7
Cash/Other Assets and Liabilities	1.1
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Table Summary
Dominion Energy, Inc.	9.4
Engie SA	5.7
American Electric Power Co., Inc.	5.3
E.ON SE	5.2
Sempra	4.9
Enel SpA	4.8
CMS Energy Corp.	4.8
Atmos Energy Corp.	4.2
Cia de Saneamento Basico do Estado de Sao Paulo	4.2
NextEra Energy, Inc.	4.1
Total	52.6

Guardian Global Utilities VIP Fund

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA Large Cap Value Index Portfolio, a series of SunAmerica Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA Large Cap Value Index Portfolio. Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Global Utilities VIP Fund

Semi-Annual Shareholder Report

June 30, 2026

Guardian Growth & Income VIP Fund

This semi-annual shareholder report contains important information about Guardian Growth & Income VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners). This report describes Fund changes that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Growth & Income VIP Fund	$51	0.97%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$93,565,662
Total # of Portfolio Holdings	80
Portfolio Turnover Rate	31%

What were the Fund’s portfolio holdings?

(as of June 30, 2026)

Sector Allocation

(% of Total Net Assets)

Table Summary
Industrials	18.2
Financials	16.7
Information Technology	15.7
Health Care	13.8
Consumer Discretionary	8.8
Consumer Staples	8.4
Energy	6.9
Communication Services	6.9
Materials	1.8
Real Estate	1.2
Utilities	0.9
Cash/Other Assets and Liabilities	0.7
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Table Summary
Berkshire Hathaway, Inc., Class B	4.1
RTX Corp.	3.9
Johnson & Johnson	3.6
JPMorgan Chase & Co.	3.5
Philip Morris International, Inc.	3.3
Alphabet, Inc., Class C	3.1
Cisco Systems, Inc.	3.0
UnitedHealth Group, Inc.	2.7
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.3
Amazon.com, Inc.	2.1
Total	31.6

Guardian Growth & Income VIP Fund

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA Franklin BW U.S. Large Cap Value Portfolio, a series of SunAmerica Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA Franklin BW U.S. Large Cap Value Portfolio. Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Growth & Income VIP Fund

Semi-Annual Shareholder Report

June 30, 2026

Guardian All Cap Core VIP Fund

This semi-annual shareholder report contains important information about Guardian All Cap Core VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners). This report describes Fund changes that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian All Cap Core VIP Fund	$43	0.83%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$221,066,699
Total # of Portfolio Holdings	176
Portfolio Turnover Rate	31%

What were the Fund’s portfolio holdings?

(as of June 30, 2026)

Sector Allocation

(% of Total Net Assets)

Table Summary
Information Technology	33.3
Industrials	12.8
Financials	12.3
Communication Services	10.1
Health Care	9.4
Consumer Discretionary	9.1
Consumer Staples	3.7
Energy	3.2
Utilities	2.2
Materials	1.7
Real Estate	1.6
Cash/Other Assets and Liabilities	0.6
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Table Summary
NVIDIA Corp.	7.4
Apple, Inc.	5.4
Alphabet, Inc., Class A	5.1
Amazon.com, Inc.	4.5
Microsoft Corp.	4.2
Broadcom, Inc.	3.4
Meta Platforms, Inc., Class A	2.2
JPMorgan Chase & Co.	1.9
Arista Networks, Inc.	1.8
Johnson & Johnson	1.5
Total	37.4

Guardian All Cap Core VIP Fund

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SunAmerica Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA Franklin Systematic U.S. Large Cap Core Portfolio. Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian All Cap Core VIP Fund

Semi-Annual Shareholder Report

June 30, 2026

Guardian Balanced Allocation VIP Fund

This semi-annual shareholder report contains important information about Guardian Balanced Allocation VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners). This report describes Fund changes that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Balanced Allocation VIP Fund	$46	0.90%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$201,377,200
Total # of Portfolio Holdings	367
Portfolio Turnover Rate	55%

What were the Fund’s portfolio holdings? (as of June 30, 2026)

Fund Allocation

(% of Total Net Assets)

Table Summary
Common Stocks	66.1
U.S. Government Securities	17.1
Agency Mortgage-Backed Securities	7.4
Corporate Bonds & Notes	5.7
Non-Agency Mortgage-Backed Securities	1.4
U.S. Treasury Bills	0.9
Exchange-Traded Funds	0.6
Municipals	0.4
Asset-Backed Securities	0.3
TBA Sale Commitments	(0.4)
Cash/Other Assets and Liabilities	0.5
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Table Summary
NVIDIA Corp.	6.1
Alphabet, Inc., Class A	4.6
Amazon.com, Inc.	3.2
Microsoft Corp.	2.5
Broadcom, Inc.	2.2
Apple, Inc.	2.2
KLA Corp.	2.1
Micron Technology, Inc.	2.0
Advanced Micro Devices, Inc.	1.9
Goldman Sachs Group, Inc.	1.8
Total	28.6

Guardian Balanced Allocation VIP Fund

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA Index Allocation 60/40 Portfolio, a series of SunAmerica Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA Index Allocation 60/40 Portfolio. Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Balanced Allocation VIP Fund

Semi-Annual Shareholder Report

June 30, 2026

Guardian Equity Income VIP Fund

This semi-annual shareholder report contains important information about Guardian Equity Income VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners). This report describes Fund changes that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Equity Income VIP Fund	$28	0.55%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$880,350,692
Total # of Portfolio Holdings	76
Portfolio Turnover Rate	35%

What were the Fund’s portfolio holdings?

(as of June 30, 2026)

Sector Allocation

(% of Total Net Assets)

Table Summary
Financials	19.7
Health Care	17.1
Information Technology	14.6
Industrials	10.3
Consumer Staples	8.2
Utilities	7.5
Real Estate	6.6
Energy	5.7
Materials	3.4
Communication Services	2.7
Consumer Discretionary	2.6
Cash/Other Assets and Liabilities	1.6
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Table Summary
Microsoft Corp.	5.3
Merck & Co., Inc.	2.8
Diamondback Energy, Inc.	2.1
Huntington Bancshares, Inc.	2.1
Johnson & Johnson	2.1
Unilever PLC, ADR	2.0
TE Connectivity PLC	1.9
Gaming & Leisure Properties, Inc.	1.8
Keurig Dr Pepper, Inc.	1.8
M&T Bank Corp.	1.7
Total	23.6

Guardian Equity Income VIP Fund

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA Franklin Systematic U.S. Large Cap Value Portfolio, a series of SunAmerica Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA Franklin Systematic U.S. Large Cap Value Portfolio. Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Equity Income VIP Fund

Semi-Annual Shareholder Report

June 30, 2026

Guardian Select Mid Cap Core VIP Fund

This semi-annual shareholder report contains important information about Guardian Select Mid Cap Core VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners). This report describes Fund changes that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Select Mid Cap Core VIP Fund	$53	0.95%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$174,707,601
Total # of Portfolio Holdings	202
Portfolio Turnover Rate	35%

What were the Fund’s portfolio holdings?

(as of June 30, 2026)

Sector Allocation

(% of Total Net Assets)

Table Summary
Industrials	26.5
Information Technology	14.9
Financials	14.6
Consumer Discretionary	11.0
Health Care	8.5
Real Estate	6.7
Materials	4.7
Energy	4.3
Consumer Staples	3.1
Utilities	3.0
Communication Services	1.5
Cash/Other Assets and Liabilities	1.2
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Table Summary
Carpenter Technology Corp.	1.9
XPO, Inc.	1.9
MACOM Technology Solutions Holdings, Inc.	1.8
WESCO International, Inc.	1.6
Twilio, Inc., Class A	1.6
Kirby Corp.	1.3
TD SYNNEX Corp.	1.3
ITT, Inc.	1.2
Entegris, Inc.	1.2
Comfort Systems USA, Inc.	1.2
Total	15.0

Guardian Select Mid Cap Core VIP Fund

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA Franklin Mid Cap Core Portfolio, a series of SunAmerica Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA Franklin Mid Cap Core Portfolio. Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Select Mid Cap Core VIP Fund

Semi-Annual Shareholder Report

June 30, 2026

Guardian Small-Mid Cap Core VIP Fund

This semi-annual shareholder report contains important information about Guardian Small-Mid Cap Core VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners). This report describes Fund changes that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Small-Mid Cap Core VIP Fund	$56	1.03%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$214,582,609
Total # of Portfolio Holdings	149
Portfolio Turnover Rate	149%

What were the Fund’s portfolio holdings?

(as of June 30, 2026)

Sector Allocation

(% of Total Net Assets)

Table Summary
Information Technology	25.5
Industrials	20.7
Health Care	13.0
Consumer Discretionary	10.9
Financials	8.8
Materials	8.3
Energy	5.2
Consumer Staples	2.3
Utilities	2.0
Real Estate	0.3
Cash/Other Assets and Liabilities	3.0
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Table Summary
IES Holdings, Inc.	3.5
Ovintiv, Inc.	3.1
Penguin Solutions, Inc.	2.9
ICON PLC	2.7
Axcelis Technologies, Inc.	2.7
TD SYNNEX Corp.	2.7
Sanmina Corp.	2.5
Fabrinet	2.4
Laureate Education, Inc.	2.4
EZCORP, Inc., Class A	2.2
Total	27.1

Guardian Small-Mid Cap Core VIP Fund

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA Franklin Mid Cap Core Portfolio, a series of SunAmerica Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA Franklin Mid Cap Core Portfolio. Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Small-Mid Cap Core VIP Fund

Semi-Annual Shareholder Report

June 30, 2026

Guardian Strategic Large Cap Core VIP Fund

This semi-annual shareholder report contains important information about Guardian Strategic Large Cap Core VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners). This report describes Fund changes that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Strategic Large Cap Core VIP Fund	$47	0.93%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$180,258,451
Total # of Portfolio Holdings	69
Portfolio Turnover Rate	17%

What were the Fund’s portfolio holdings?

(as of June 30, 2026)

Sector Allocation

(% of Total Net Assets)

Table Summary
Information Technology	34.3
Financials	14.0
Health Care	11.6
Communication Services	8.7
Consumer Discretionary	8.5
Industrials	7.3
Consumer Staples	5.8
Utilities	4.6
Energy	2.3
Real Estate	1.6
Cash/Other Assets and Liabilities	1.3
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Table Summary
Alphabet, Inc., Class C	6.6
Apple, Inc.	6.2
NVIDIA Corp.	5.9
Microsoft Corp.	5.0
Broadcom, Inc.	4.6
Amazon.com, Inc.	3.4
Cisco Systems, Inc.	2.7
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.3
Visa, Inc., Class A	2.2
Merck & Co., Inc.	2.2
Total	41.1

Guardian Strategic Large Cap Core VIP Fund

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SunAmerica Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA Franklin Systematic U.S. Large Cap Core Portfolio. Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Strategic Large Cap Core VIP Fund

Semi-Annual Shareholder Report

June 30, 2026

Guardian Integrated Research VIP Fund

This semi-annual shareholder report contains important information about Guardian Integrated Research VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners). This report describes Fund changes that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Integrated Research VIP Fund	$44	0.84%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$234,694,714
Total # of Portfolio Holdings	79
Portfolio Turnover Rate	20%

What were the Fund’s portfolio holdings?

(as of June 30, 2026)

Sector Allocation

(% of Total Net Assets)

Table Summary
Information Technology	38.5
Communication Services	11.8
Financials	10.7
Industrials	9.8
Consumer Discretionary	9.3
Health Care	7.3
Consumer Staples	4.4
Energy	3.0
Materials	2.0
Utilities	1.8
Real Estate	1.2
Cash/Other Assets and Liabilities	0.2
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Table Summary
NVIDIA Corp.	8.4
Alphabet, Inc., Class A	6.7
Apple, Inc.	6.2
Microsoft Corp.	5.1
Amazon.com, Inc.	4.5
Broadcom, Inc.	3.5
Advanced Micro Devices, Inc.	2.9
Micron Technology, Inc.	2.7
Meta Platforms, Inc., Class A	2.5
Eli Lilly & Co.	2.3
Total	44.8

Guardian Integrated Research VIP Fund

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SunAmerica Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA Franklin Systematic U.S. Large Cap Core Portfolio. Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Integrated Research VIP Fund

Semi-Annual Shareholder Report

June 30, 2026

Guardian International Equity VIP Fund

This semi-annual shareholder report contains important information about Guardian International Equity VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners). This report describes Fund changes that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian International Equity VIP Fund	$59	1.14%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$192,099,294
Total # of Portfolio Holdings	98
Portfolio Turnover Rate	17%

What were the Fund’s portfolio holdings?

(as of June 30, 2026)

Sector Allocation

(% of Total Net Assets)

Table Summary
Financials	23.3
Industrials	19.9
Information Technology	14.3
Health Care	13.6
Consumer Discretionary	10.7
Consumer Staples	5.6
Communication Services	3.7
Energy	3.0
Utilities	2.5
Materials	2.1
Real Estate	0.7
Cash/Other Assets and Liabilities	0.6
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Table Summary
ASML Holding NV (Netherlands)	4.5
Mitsubishi UFJ Financial Group, Inc. (Japan)	2.5
AstraZeneca PLC (United Kingdom)	2.4
Roche Holding AG (Switzerland)	2.1
Shell PLC (United Kingdom)	2.0
HSBC Holdings PLC (United Kingdom)	1.8
Recruit Holdings Co. Ltd. (Japan)	1.8
Cie Financiere Richemont SA, Class A (Switzerland)	1.8
LVMH Moet Hennessy Louis Vuitton SE (France)	1.7
Schneider Electric SE (France)	1.7
Total	22.3

Guardian International Equity VIP Fund

Geographic Region/Country Allocation

(% of Total Net Assets)

Table Summary
Europe	46.8
Asia-Pacific	31.9
United Kingdom	18.7
North America	2.0
Cash/Other Assets and Liabilities	0.6
Total	100.0

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA BlackRock Advantage International Portfolio (formerly, SA Morgan Stanley International Equities Portfolio), a series of SunAmerica Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA BlackRock Advantage International Portfolio (formerly, SA Morgan Stanley International Equities Portfolio). Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian International Equity VIP Fund

Semi-Annual Shareholder Report

June 30, 2026

Guardian International Growth VIP Fund

This semi-annual shareholder report contains important information about Guardian International Growth VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners). This report describes Fund changes that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian International Growth VIP Fund	$60	1.14%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$70,355,386
Total # of Portfolio Holdings	67
Portfolio Turnover Rate	29%

What were the Fund’s portfolio holdings?

(as of June 30, 2026)

Sector Allocation

(% of Total Net Assets)

Table Summary
Industrials	25.8
Information Technology	24.4
Consumer Discretionary	14.4
Financials	10.9
Health Care	6.7
Materials	6.3
Communication Services	4.0
Consumer Staples	3.2
Utilities	2.0
Energy	0.6
Cash/Other Assets and Liabilities	1.7
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Table Summary
ASML Holding NV (Netherlands)	7.8
AstraZeneca PLC (United Kingdom)	3.7
Safran SA (France)	3.4
Rolls-Royce Holdings PLC (United Kingdom)	3.1
Tokyo Electron Ltd. (Japan)	3.1
Air Liquide SA (France)	3.1
Schneider Electric SE (France)	2.4
Compass Group PLC (United Kingdom)	2.4
Infineon Technologies AG (Germany)	2.4
UBS Group AG (Switzerland)	2.1
Total	33.5

Guardian International Growth VIP Fund

Geographic Region/Country Allocation

(% of Total Net Assets)

Table Summary
Europe	48.3
Asia-Pacific	32.6
United Kingdom	15.5
North America	1.9
Cash/Other Assets and Liabilities	1.7
Total	100.0

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA Fidelity Institutional AM International Growth Portfolio, a series of SunAmerica Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA Fidelity Institutional AM International Growth Portfolio. Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian International Growth VIP Fund

Semi-Annual Shareholder Report

June 30, 2026

Guardian Large Cap Disciplined Growth VIP Fund

This semi-annual shareholder report contains important information about Guardian Large Cap Disciplined Growth VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners). This report describes Fund changes that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Large Cap Disciplined Growth VIP Fund	$44	0.87%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$324,925,116
Total # of Portfolio Holdings	66
Portfolio Turnover Rate	31%

What were the Fund’s portfolio holdings?

(as of June 30, 2026)

Sector Allocation

(% of Total Net Assets)

Table Summary
Information Technology	55.0
Communication Services	16.7
Consumer Discretionary	9.2
Industrials	7.4
Health Care	5.3
Financials	3.7
Consumer Staples	1.2
Materials	1.0
Energy	0.2
Cash/Other Assets and Liabilities	0.3
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Table Summary
NVIDIA Corp.	13.2
Alphabet, Inc., Class A	9.5
Apple, Inc.	7.6
Broadcom, Inc.	5.8
Microsoft Corp.	5.1
Eli Lilly & Co.	3.8
Meta Platforms, Inc., Class A	3.3
Micron Technology, Inc.	3.1
KLA Corp.	3.1
Advanced Micro Devices, Inc.	2.8
Total	57.3

Guardian Large Cap Disciplined Growth VIP Fund

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA Franklin Large Cap Disciplined Growth Portfolio, a series of SunAmerica Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA Franklin Large Cap Disciplined Growth Portfolio. Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Large Cap Disciplined Growth VIP Fund

Semi-Annual Shareholder Report

June 30, 2026

Guardian Large Cap Disciplined Value VIP Fund

This semi-annual shareholder report contains important information about Guardian Large Cap Disciplined Value VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners). This report describes Fund changes that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Large Cap Disciplined Value VIP Fund	$52	0.97%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$72,858,481
Total # of Portfolio Holdings	79
Portfolio Turnover Rate	18%

What were the Fund’s portfolio holdings?

(as of June 30, 2026)

Sector Allocation

(% of Total Net Assets)

Table Summary
Financials	20.2
Information Technology	16.7
Industrials	15.6
Health Care	10.5
Consumer Discretionary	7.0
Consumer Staples	6.9
Materials	6.7
Energy	5.9
Utilities	4.7
Communication Services	3.4
Cash/Other Assets and Liabilities	2.4
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Table Summary
Amazon.com, Inc.	4.9
JPMorgan Chase & Co.	4.0
Applied Materials, Inc.	3.6
Micron Technology, Inc.	2.7
Dell Technologies, Inc., Class C	2.4
Philip Morris International, Inc.	2.2
U.S. Foods Holding Corp.	2.1
Flex Ltd.	2.1
ConocoPhillips	2.0
CRH PLC	2.0
Total	28.0

Guardian Large Cap Disciplined Value VIP Fund

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA Franklin BW U.S. Large Cap Value Portfolio, a series of SunAmerica Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA Franklin BW U.S. Large Cap Value Portfolio. Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Large Cap Disciplined Value VIP Fund

Semi-Annual Shareholder Report

June 30, 2026

Guardian Large Cap Fundamental Growth VIP Fund

This semi-annual shareholder report contains important information about Guardian Large Cap Fundamental Growth VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners). This report describes Fund changes that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Large Cap Fundamental Growth VIP Fund	$51	0.98%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$160,681,332
Total # of Portfolio Holdings	117
Portfolio Turnover Rate	27%

What were the Fund’s portfolio holdings?

(as of June 30, 2026)

Sector Allocation

(% of Total Net Assets)

Table Summary
Information Technology	41.9
Communication Services	19.5
Health Care	12.7
Consumer Discretionary	11.4
Industrials	8.1
Financials	3.7
Consumer Staples	1.5
Materials	0.9
Real Estate	0.1
Cash/Other Assets and Liabilities	0.2
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Table Summary
NVIDIA Corp.	12.3
Alphabet, Inc., Class A	12.2
Amazon.com, Inc.	5.9
Meta Platforms, Inc., Class A	5.0
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.8
Apple, Inc.	4.2
Micron Technology, Inc.	4.2
Eli Lilly & Co.	3.7
Royalty Pharma PLC, Class A	2.9
Broadcom, Inc.	2.8
Total	58.0

Guardian Large Cap Fundamental Growth VIP Fund

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA MFS Large Cap Growth Portfolio, a series of SunAmerica Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA MFS Large Cap Growth Portfolio. Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Large Cap Fundamental Growth VIP Fund

Semi-Annual Shareholder Report

June 30, 2026

Guardian Mid Cap Relative Value VIP Fund

This semi-annual shareholder report contains important information about Guardian Mid Cap Relative Value VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners). This report describes Fund changes that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Mid Cap Relative Value VIP Fund	$58	1.09%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$91,593,861
Total # of Portfolio Holdings	68
Portfolio Turnover Rate	21%

What were the Fund’s portfolio holdings?

(as of June 30, 2026)

Sector Allocation

(% of Total Net Assets)

Table Summary
Industrials	20.7
Information Technology	13.6
Financials	12.3
Health Care	11.8
Utilities	8.4
Materials	8.0
Energy	8.0
Consumer Staples	6.4
Consumer Discretionary	5.4
Real Estate	3.2
Communication Services	0.8
Cash/Other Assets and Liabilities	1.4
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Table Summary
American Electric Power Co., Inc.	3.4
Qnity Electronics, Inc., Class W/I	3.3
Labcorp Holdings, Inc.	3.2
Keysight Technologies, Inc.	3.2
FirstEnergy Corp.	3.1
Republic Services, Inc.	3.0
Church & Dwight Co., Inc.	3.0
RPM International, Inc.	2.7
Fifth Third Bancorp	2.6
CDW Corp.	2.5
Total	30.0

Guardian Mid Cap Relative Value VIP Fund

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA Franklin Mid Cap Core Portfolio, a series of SunAmerica Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA Franklin Mid Cap Core Portfolio. Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Mid Cap Relative Value VIP Fund

Semi-Annual Shareholder Report

June 30, 2026

Guardian Mid Cap Traditional Growth VIP Fund

This semi-annual shareholder report contains important information about Guardian Mid Cap Traditional Growth VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners). This report describes Fund changes that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Mid Cap Traditional Growth VIP Fund	$56	1.08%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$39,402,795
Total # of Portfolio Holdings	80
Portfolio Turnover Rate	9%

What were the Fund’s portfolio holdings?

(as of June 30, 2026)

Sector Allocation

(% of Total Net Assets)

Table Summary
Industrials	28.1
Information Technology	22.8
Health Care	18.5
Consumer Discretionary	10.2
Financials	6.4
Utilities	5.7
Communication Services	2.7
Real Estate	1.9
Materials	1.5
Consumer Staples	0.5
Energy	0.5
Cash/Other Assets and Liabilities	1.2
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Table Summary
Flex Ltd.	5.4
Ferguson Enterprises, Inc.	3.4
ON Semiconductor Corp.	3.2
JB Hunt Transport Services, Inc.	2.9
Revvity, Inc.	2.9
Teledyne Technologies, Inc.	2.7
LPL Financial Holdings, Inc.	2.7
DoorDash, Inc., Class A	2.6
Aramark	2.5
API Group Corp.	2.5
Total	30.8

Guardian Mid Cap Traditional Growth VIP Fund

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA Franklin Mid Cap Core Portfolio, a series of SunAmerica Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA Franklin Mid Cap Core Portfolio. Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Mid Cap Traditional Growth VIP Fund

Semi-Annual Shareholder Report

June 30, 2026

Guardian Multi-Sector Bond VIP Fund

This semi-annual shareholder report contains important information about Guardian Multi-Sector Bond VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners). This report describes Fund changes that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Multi-Sector Bond VIP Fund	$48	0.97%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$151,152,025
Total # of Portfolio Holdings	407
Portfolio Turnover Rate	52%

What were the Fund’s portfolio holdings?

(as of June 30, 2026)

Bond Sector Allocation

(% of Total Net Assets)

Table Summary
Corporate Bonds & Notes	32.2
Non-Agency Mortgage-Backed Securities	26.1
Agency Mortgage-Backed Securities	25.4
Asset-Backed Securities	23.3
Senior Secured Loans	13.6
Exchange-Traded Funds	2.9
Common Stocks	0.6
Preferred Stocks	0.3
Cash/Other Assets and Liabilities	(24.4)
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Table Summary
Uniform Mortgage-Backed Security, 5.500%, due 7/1/2056	5.8
Uniform Mortgage-Backed Security, 5.000%, due 7/1/2056	3.6
Uniform Mortgage-Backed Security, 4.500%, due 7/1/2056	3.3
Uniform Mortgage-Backed Security, 3.500%, due 7/1/2056	3.1
Uniform Mortgage-Backed Security, 3.000%, due 7/1/2056	2.9
Uniform Mortgage-Backed Security, 6.000%, due 8/1/2056	2.0
Janus Henderson Emerging Markets Debt Hard Currency ETF	1.9
Government National Mortgage Association, 3.500%, due 7/20/2056	1.7
Uniform Mortgage-Backed Security, 4.000%, due 7/1/2056	1.5
Connecticut Avenue Securities Trust, Class 1B1, 5.578%, due 2/25/2045	1.3
Total	27.1

Guardian Multi-Sector Bond VIP Fund

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA Multi-Managed Diversified Fixed Income Portfolio, a series of Seasons Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA Multi-Managed Diversified Fixed Income Portfolio. Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Multi-Sector Bond VIP Fund

Semi-Annual Shareholder Report

June 30, 2026

Guardian Short Duration Bond VIP Fund

This semi-annual shareholder report contains important information about Guardian Short Duration Bond VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners). This report describes Fund changes that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Short Duration Bond VIP Fund	$23	0.46%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$124,361,028
Total # of Portfolio Holdings	62
Portfolio Turnover Rate	90%

What were the Fund’s portfolio holdings?

(as of June 30, 2026)

Bond Sector Allocation

(% of Total Net Assets)

Table Summary
Corporate Bonds & Notes	32.2
Asset-Backed Securities	25.2
Agency Mortgage-Backed Securities	21.4
U.S. Government Securities	16.8
Non-Agency Mortgage-Backed Securities	1.4
Cash/Other Assets and Liabilities	3.0
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Table Summary
U.S. Treasury Notes, 1.750%, due 11/15/2029	16.8
Freddie Mac Multifamily Structured Pass-Through Certificates, Class A2, 3.244%, due 8/25/2027	5.6
Federal National Mortgage Association, 3.000%, due 9/1/2034	4.0
Federal Home Loan Mortgage Corp., 3.000%, due 5/1/2033	3.8
Federal National Mortgage Association, 3.000%, due 5/1/2037	3.7
NextGear Floorplan Master Owner Trust, Class B, 4.890%, due 2/15/2030	2.4
CARDS II Trust, Class A, 4.630%, due 3/15/2031	2.4
GMF Floorplan Owner Revolving Trust, Class C, 4.880%, due 3/15/2029	2.3
Verizon Master Trust, Class C, 4.900%, due 3/20/2030	2.3
Hertz Vehicle Financing III LLC, Class A, 4.910%, due 9/25/2029	2.3
Total	45.6

Guardian Short Duration Bond VIP Fund

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA JPMorgan Ultra-Short Bond Portfolio, a series of SunAmerica Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA JPMorgan Ultra-Short Bond Portfolio. Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Short Duration Bond VIP Fund

Semi-Annual Shareholder Report

June 30, 2026

Guardian Small Cap Value Diversified VIP Fund

This semi-annual shareholder report contains important information about Guardian Small Cap Value Diversified VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners). This report describes Fund changes that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Small Cap Value Diversified VIP Fund	$58	1.05%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$161,045,344
Total # of Portfolio Holdings	101
Portfolio Turnover Rate	50%

What were the Fund’s portfolio holdings?

(as of June 30, 2026)

Sector Allocation

(% of Total Net Assets)

Table Summary
Industrials	21.2
Financials	17.9
Information Technology	15.7
Health Care	11.4
Materials	10.8
Energy	7.2
Consumer Discretionary	4.2
Real Estate	3.9
Utilities	3.2
Communication Services	2.5
Consumer Staples	1.3
Cash/Other Assets and Liabilities	0.7
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Table Summary
Ultra Clean Holdings, Inc.	3.4
ICON PLC	2.6
Teradata Corp.	2.6
Silicon Motion Technology Corp., ADR	2.5
Regal Rexnord Corp.	2.5
PTC Therapeutics, Inc.	2.3
Onto Innovation, Inc.	2.2
Enterprise Financial Services Corp.	2.1
WesBanco, Inc.	2.1
RXO, Inc.	2.1
Total	24.4

Guardian Small Cap Value Diversified VIP Fund

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA Franklin Small Company Value Portfolio, a series of SunAmerica Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA Franklin Small Company Value Portfolio. Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Small Cap Value Diversified VIP Fund

Semi-Annual Shareholder Report

June 30, 2026

Guardian Total Return Bond VIP Fund

This semi-annual shareholder report contains important information about Guardian Total Return Bond VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners). This report describes Fund changes that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Total Return Bond VIP Fund	$41	0.82%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$187,467,265
Total # of Portfolio Holdings	230
Portfolio Turnover Rate	21%

What were the Fund’s portfolio holdings?

(as of June 30, 2026)

Bond Sector Allocation

(% of Total Net Assets)

Table Summary
Corporate Bonds & Notes	41.1
Asset-Backed Securities	23.8
U.S. Government Securities	19.7
Non-Agency Mortgage-Backed Securities	10.0
Foreign Government	2.5
Municipals	0.9
Cash/Other Assets and Liabilities	2.0
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Table Summary
U.S. Treasury Bonds, 4.625%, due 11/15/2044	11.6
U.S. Treasury Bonds, 4.500%, due 11/15/2054	6.0
Carlyle U.S. CLO Ltd., Class CR2, 5.672%, due 10/21/2037	1.6
OHA Credit Funding 3 Ltd., Class CR2, 5.425%, due 1/20/2038	1.1
U.S. Treasury Bonds, 4.250%, due 2/15/2054	1.0
TCW CLO Ltd., Class A1R1, 5.035%, due 1/20/2038	0.9
CNH Equipment Trust, Class A4, 3.910%, due 3/15/2028	0.9
Regal Rexnord Corp., 6.400%, due 4/15/2033	0.8
Sammons Financial Group, Inc., 6.875%, due 4/15/2034	0.8
Morgan Stanley Capital I Trust, Class AS, 2.749%, due 6/15/2054	0.8
Total	25.5

Guardian Total Return Bond VIP Fund

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA JPMorgan MFS Core Bond Portfolio, a series of SunAmerica Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA JPMorgan MFS Core Bond Portfolio. SAST or SST fund. Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Total Return Bond VIP Fund

Semi-Annual Shareholder Report

June 30, 2026

Guardian U.S. Government/Credit VIP Fund

This semi-annual shareholder report contains important information about Guardian U.S. Government/Credit VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners). This report describes Fund changes that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian U.S. Government/Credit VIP Fund	$37	0.74%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$128,013,088
Total # of Portfolio Holdings	192
Portfolio Turnover Rate	56%

What were the Fund’s portfolio holdings?

(as of June 30, 2026)

Bond Sector Allocation

(% of Total Net Assets)

Table Summary
U.S. Government Securities	51.1
Corporate Bonds & Notes	41.2
Asset-Backed Securities	3.8
Agency Mortgage-Backed Securities	3.1
Non-Agency Mortgage-Backed Securities	1.1
Foreign Government	0.5
Cash/Other Assets and Liabilities	(0.8)
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Table Summary
U.S. Treasury Notes, 3.625%, due 8/31/2029	5.4
U.S. Treasury Notes, 4.125%, due 10/31/2029	4.8
U.S. Treasury Notes, 4.250%, due 1/31/2030	4.7
U.S. Treasury Notes, 4.500%, due 5/31/2029	3.7
U.S. Treasury Notes, 4.250%, due 6/30/2029	3.6
U.S. Treasury Notes, 4.375%, due 8/31/2028	3.5
U.S. Treasury Notes, 4.250%, due 2/28/2029	3.2
U.S. Treasury Notes, 4.250%, due 8/15/2035	2.9
U.S. Treasury Notes, 3.625%, due 8/31/2030	2.7
U.S. Treasury Notes, 3.500%, due 4/30/2030	2.5
Total	37.0

Guardian U.S. Government/Credit VIP Fund

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA Franklin Core Fixed Income Portfolio, a series of SunAmerica Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA Franklin Core Fixed Income Portfolio. Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian U.S. Government/Credit VIP Fund

Item 1. (continued)

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments is included as part of Item 7 of this Form N-CSR.

(b)	None.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Guardian Variable

Products Trust

2026

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2026

Guardian Core Fixed Income VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Core Fixed Income VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2026. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

June 30, 2026 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities – 17.2%

Federal Home Loan Mortgage Corp. 1.50% due 4/1/2036	$177,098	$158,176
2.00% due 11/1/2035	3,071,590	2,806,678
2.00% due 8/1/2050	952,232	767,691
2.00% due 9/1/2050	14,066	11,353
2.00% due 1/1/2051	16,879	13,699
2.00% due 2/1/2051	381,938	308,086
2.00% due 3/1/2051	398,931	321,495
2.00% due 7/1/2051	66,612	53,608
2.00% due 1/1/2052	472,508	385,191
2.00% due 3/1/2052	2,198,063	1,766,707
2.50% due 2/1/2050	335,511	284,294
2.50% due 10/1/2050	13,469	11,532
2.50% due 1/1/2051	32,157	27,222
2.50% due 5/1/2051	604,897	516,299
3.00% due 11/1/2050	283,556	253,040
4.00% due 10/1/2037	269,592	262,286
4.00% due 6/1/2052	1,478,943	1,385,825
4.50% due 12/1/2052	147,866	143,689
5.00% due 9/1/2040	103,962	104,855
5.00% due 11/1/2053	432,826	432,438
5.00% due 4/1/2054	51,412	51,076
5.00% due 3/1/2056	99,874	98,192
5.00% due 5/1/2056	541,249	532,079
5.00% due 7/1/2056	33,694	33,123
5.50% due 9/1/2053	3,081,148	3,108,989
6.00% due 10/1/2053	2,409,584	2,465,283
6.00% due 8/1/2055	739,432	770,946
6.00% due 6/1/2056	199,752	207,186

Federal National Mortgage Association 1.50% due 4/1/2036	140,589	125,374
1.50% due 6/1/2036	425,005	378,794
2.00% due 8/1/2050	23,817	19,183
2.00% due 9/1/2050	24,983	20,153
2.00% due 10/1/2050	58,526	47,049
2.00% due 11/1/2050	55,918	45,087
2.00% due 12/1/2050	50,242	40,624
2.00% due 1/1/2051	105,661	85,268
2.00% due 2/1/2051	16,117	13,131
2.00% due 4/1/2051	832,227	671,427
2.00% due 7/1/2051	77,492	62,269
2.00% due 8/1/2051	17,258	14,107
2.00% due 11/1/2051	48,550	39,507
2.50% due 2/1/2037	1,084,512	1,015,218
2.50% due 12/1/2049	743,966	629,481
2.50% due 4/1/2051	153,131	129,146
2.50% due 5/1/2051	1,429,503	1,221,839
2.50% due 3/1/2052	114,242	97,027
2.50% due 4/1/2052	1,434,199	1,223,760
2.50% due 1/1/2054	198,857	167,850
3.00% due 7/1/2050	1,092,235	967,230
3.00% due 6/1/2051	229,695	204,026
3.00% due 3/1/2052	111,628	98,954
3.00% due 4/1/2052	94,512	83,632
3.00% due 5/1/2052	77,733	69,218
3.00% due 6/1/2052	276,762	244,639
3.00% due 8/1/2052	418,634	370,549

June 30, 2026 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities (continued)
3.50% due 10/1/2052	$2,738,261	$2,486,012
4.50% due 10/1/2053	293,421	283,569
4.50% due 6/1/2056	1,175,000	1,126,070
5.00% due 3/1/2039	95,525	95,974
5.00% due 7/1/2040	122,172	122,823
5.00% due 9/1/2040	49,575	49,845
5.00% due 8/1/2052	443,294	442,003
5.00% due 3/1/2054	49,500	49,197
5.00% due 3/1/2056	298,343	293,289
5.00% due 4/1/2056	349,966	344,036
5.50% due 1/1/2054	820,725	827,741
6.00% due 9/1/2053	199,416	204,979
6.00% due 5/1/2055	179,818	187,251
6.00% due 7/1/2055	278,610	285,582
6.00% due 8/1/2055	315,885	328,351
6.00% due 4/1/2056	223,371	232,246
6.00% due 5/1/2056	299,360	311,719
6.50% due 12/1/2053	266,847	281,156
6.50% due 8/1/2055	567,205	598,628

Government National Mortgage Association 2.00% due 10/20/2050	3,753,544	3,085,620
2.50% due 4/20/2050	1,557,950	1,334,589
2.50% due 12/20/2051	231,992	198,401
2.50% due 6/20/2052	137,073	117,197
3.00% due 5/20/2052	1,627,425	1,446,084
3.50% due 8/20/2047	500,350	459,998
3.50% due 7/20/2052	494,655	451,391
3.50% due 8/20/2052	315,158	285,644
3.50% due 10/20/2052	88,837	80,489
4.00% due 10/20/2055	392,556	365,118
4.50% due 11/20/2054	1,047,344	1,009,018
5.00% due 7/20/2056(1)	850,000	837,932
5.50% due 2/20/2055	600,494	603,963
5.50% due 3/20/2055	397,565	399,887
5.50% due 7/20/2056(1)	175,000	175,860
5.50% due 8/20/2056(1)	150,000	150,538
6.00% due 7/20/2056(1)	1,925,000	1,965,293

Uniform Mortgage-Backed Security 2.00% due 6/1/2056(1)	2,300,000	1,837,518
2.00% due 7/1/2056(1)	575,000	459,009
2.00% due 8/1/2056(1)	4,175,000	3,332,152
3.00% due 7/1/2056(1)	25,000	21,793
4.50% due 7/1/2039(1)	100,000	98,808
5.00% due 6/1/2039(1)	875,000	879,107
5.00% due 7/1/2041(1)	275,000	276,104
5.50% due 7/1/2056(1)	275,000	275,879
6.00% due 7/1/2056(1)	225,000	230,006
6.00% due 8/1/2056(1)	175,000	178,326
6.50% due 7/1/2056(1)	175,000	181,014

Total Agency Mortgage-Backed Securities (Cost $54,439,331)		54,652,789
Asset-Backed Securities – 10.6%

AASET LLC Series 2022-1A, Class A 6.00% due 5/16/2047(2)	1,044,264	1,049,588

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

June 30, 2026 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)

AIMCO CLO 20 Ltd. Series 2023-20A, Class A1R 4.89% (3 mo. USD Term SOFR + 1.21%) due 10/16/2038(2)(3)	$1,250,000	$1,250,275

AIMCO CLO 21 Ltd. Series 2024-21A, Class A1R 4.925% (3 mo. USD Term SOFR + 1.25%) due 4/18/2039(2)(3)	273,000	273,271

Aligned Data Centers Issuer LLC Series 2026-1A, Class A2I 5.909% due 6/15/2056(2)	145,000	145,372

Allegro CLO XIII Ltd. Series 2021-1A, Class A1R 5.015% (3 mo. USD Term SOFR + 1.34%) due 7/20/2038(2)(3)	250,000	250,549

ALTDE Trust Series 2025-1A, Class A 5.90% due 8/15/2050(2)	661,301	663,348

Ares LIV CLO Ltd. Series 2019-54A, Class AR2 4.983% (3 mo. USD Term SOFR + 1.31%) due 7/15/2038(2)(3)	250,000	250,467

Ares LVIII CLO Ltd. Series 2020-58A, Class A1R2 4.913% (3 mo. USD Term SOFR + 1.24%) due 4/15/2038(2)(3)	263,000	263,414

Ares LXX CLO Ltd. Series 2023-70A, Class A1R 4.917% (3 mo. USD Term SOFR + 1.25%) due 1/25/2039(2)(3)	250,000	250,442

Ares LXXVI CLO Ltd. Series 2025-76A, Class A1 5.073% (3 mo. USD Term SOFR + 1.40%) due 5/27/2038(2)(3)	563,000	564,566

Ares XXXIV CLO Ltd. Series 2015-2A, Class A1R4 4.97% (3 mo. USD Term SOFR + 1.29%) due 7/17/2038(2)(3)	343,000	343,401

Bain Capital Credit CLO Ltd. Series 2023-2A, Class A1R 4.995% (3 mo. USD Term SOFR + 1.32%) due 7/18/2038(2)(3)	261,000	261,489
Series 2023-4A, Class A1R 4.902% (3 mo. USD Term SOFR + 1.23%) due 1/21/2039(2)(3)	256,000	256,191

June 30, 2026 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)

BCRED BSL Static CLO Ltd. Series 2025-1A, Class AR 4.917% (3 mo. USD Term SOFR + 1.25%) due 7/24/2035(2)(3)	$135,609	$135,630

Benefit Street Partners CLO 43 Ltd. Series 2025-43A, Class A 4.945% (3 mo. USD Term SOFR + 1.27%) due 10/20/2038(2)(3)	250,000	250,665

Benefit Street Partners CLO 44 Ltd. Series 2025-44A, Class A1 4.893% (3 mo. USD Term SOFR + 1.22%) due 1/15/2039(2)(3)	250,000	250,310

Benefit Street Partners CLO XXIII Ltd. Series 2021-23A, Class A1RR 4.903% (3 mo. USD Term SOFR + 1.26%) due 4/25/2039(2)(3)	250,000	250,195

Benefit Street Partners CLO XXXIII Ltd. Series 2023-33A, Class AR 4.857% (3 mo. USD Term SOFR + 1.19%) due 1/25/2039(2)(3)	275,000	275,342

Carlyle U.S. CLO Ltd. Series 2025-6A, Class A1 4.879% (3 mo. USD Term SOFR + 1.22%) due 1/20/2039(2)(3)	250,000	250,174

Cedar Funding XII CLO Ltd. Series 2020-12A, Class ARR 4.867% (3 mo. USD Term SOFR + 1.20%) due 1/25/2038(2)(3)	100,000	100,016

CIFC Funding Ltd. Series 2019-5A, Class A1R2 4.943% (3 mo. USD Term SOFR + 1.27%) due 10/15/2038(2)(3)	2,250,000	2,254,869
Series 2025-6A, Class A1 4.916% (3 mo. USD Term SOFR + 1.25%) due 10/23/2038(2)(3)	152,000	152,256

DB Master Finance LLC Series 2021-1A, Class A2II 2.493% due 11/20/2051(2)	926,350	873,416
Series 2025-1A, Class A2I 4.891% due 8/20/2055(2)	184,075	181,944
Series 2025-1A, Class A2II 5.165% due 8/20/2055(2)	149,250	147,470

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

June 30, 2026 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)
Series 2026-1A, Class A2I 5.20% due 5/20/2056(2)	$145,000	$144,909
Series 2026-1A, Class A2II 5.432% due 5/20/2056(2)	121,000	121,064

Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A23 4.118% due 7/25/2047(2)	1,085,700	1,078,615
Series 2018-1A, Class A2II 4.328% due 7/25/2048(2)	506,913	504,609

Flatiron CLO 31 Ltd. Series 2025-31A, Class A1 4.875% (3 mo. USD Term SOFR + 1.20%) due 1/18/2039(2)(3)	250,000	250,565

Flatiron CLO 32 Ltd. Series 2025-32A, Class A1 4.954% (3 mo. USD Term SOFR + 1.29%) due 10/22/2038(2)(3)	250,000	250,300

Flatiron RR CLO 30 Ltd. Series 2025-30A, Class A1 4.833% (3 mo. USD Term SOFR + 1.16%) due 4/15/2038(2)(3)	262,000	262,291

FTAI MRE Cayman Ltd. Series 2026-1A, Class A 5.632% due 6/15/2051(2)	250,000	249,788

GGAM Master Trust International Ltd. Series 2025-1A, Class A 5.923% due 9/30/2060(2)	466,099	462,593
Series 2026-1A, Class A 5.861% due 9/30/2060(2)	250,000	249,679

GoldenTree Loan Management U.S. CLO 28 Ltd. Series 2026-28A, Class A 4.837% (3 mo. USD Term SOFR + 1.17%) due 10/20/2039(2)(3)	131,000	131,000

Green Lakes Park CLO LLC Series 2025-1A, Class ARR 4.847% (3 mo. USD Term SOFR + 1.18%) due 1/25/2038(2)(3)	2,000,000	2,002,122

Horizon Aircraft Finance II Ltd. Series 2019-1, Class A 3.721% due 7/15/2039(2)	767,584	759,904

Jersey Mike’s Funding LLC Series 2024-1A, Class A2 5.636% due 2/15/2055(2)	345,625	348,867
Series 2025-1A, Class A2 5.61% due 8/16/2055(2)	143,913	145,266

Lakeside Park CLO Ltd. Series 2025-1A, Class A 4.823% (3 mo. USD Term SOFR + 1.15%) due 4/15/2038(2)(3)	250,000	249,703

June 30, 2026 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)

Magnetite XLV Ltd. Series 2025-45A, Class A1 4.823% (3 mo. USD Term SOFR + 1.15%) due 4/15/2038(2)(3)	$184,000	$184,119

Magnetite XXVI Ltd. Series 2020-26A, Class AR2 4.817% (3 mo. USD Term SOFR + 1.15%) due 1/25/2038(2)(3)	1,500,000	1,499,581

Magnetite XXXVI Ltd. Series 2023-36A, Class AR 4.987% (3 mo. USD Term SOFR + 1.32%) due 7/25/2038(2)(3)	250,000	250,505

Magnetite XXXVIII Ltd. Series 2024-38AR, Class A1R 4.882% (3 mo. USD Term SOFR + 1.19%) due 7/15/2039(2)(3)	250,000	249,987

Morgan Stanley Eaton Vance CLO Ltd. Series 2023-20A, Class A1R 4.995% (3 mo. USD Term SOFR + 1.32%) due 1/20/2037(2)(3)	250,000	250,564
Series 2025-21A, Class A1 4.843% (3 mo. USD Term SOFR + 1.17%) due 4/15/2038(2)(3)	316,000	316,493

Navigator Aviation Ltd. Series 2025-1, Class A 5.107% due 10/15/2050(2)	334,869	327,326

OCP Aegis CLO Ltd. Series 2024-39A, Class AR 4.77% (3 mo. USD Term SOFR + 1.09%) due 4/16/2038(2)(3)	166,000	166,088
Series 2025-47A, Class A1 4.782% (3 mo. USD Term SOFR + 1.11%) due 1/21/2038(2)(3)	250,000	250,315

OCP CLO Ltd. Series 2018-15A, Class AR 4.925% (3 mo. USD Term SOFR + 1.25%) due 1/20/2038(2)(3)	250,000	250,265
Series 2020-8RA, Class AR2 4.90% (3 mo. USD Term SOFR + 1.22%) due 10/17/2038(2)(3)	250,000	250,298
Series 2025-44A, Class A 4.967% (3 mo. USD Term SOFR + 1.30%) due 10/24/2038(2)(3)	250,000	250,752
Series 2025-46A, Class A 5.047% (3 mo. USD Term SOFR + 1.20%) due 10/15/2038(2)(3)	250,000	250,031

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

June 30, 2026 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)

OHA Credit Funding Ltd. Series 2023-14RA, Class A 4.905% (3 mo. USD Term SOFR + 1.23%) due 4/20/2038(2)(3)	$250,000	$250,271

OHA Credit Partners VII Ltd. Series 2012-7A, Class AR4 4.782% (3 mo. USD Term SOFR + 1.14%) due 2/20/2038(2)(3)	2,000,000	2,000,314

OneMain Financial Issuance Trust Series 2021-1A, Class A1 1.55% due 6/16/2036(2)	666,562	653,992

Palmer Square CLO Ltd. Series 2025-5A, Class A 4.885% (3 mo. USD Term SOFR + 1.21%) due 10/20/2038(2)(3)	250,000	250,177
Series 2026-1A, Class A 4.864% (3 mo. USD Term SOFR + 1.19%) due 4/20/2039(2)(3)	250,000	250,135

Palmer Square Loan Funding Ltd. Series 2025-2A, Class A1 4.613% (3 mo. USD Term SOFR + .94%) due 7/15/2033(2)(3)	211,644	211,650

Phantom Aviation Series 2026-1A, Class A 5.24% due 1/15/2051(2)	246,104	241,135

Planet Fitness Master Issuer LLC Series 2019-1A, Class A2 3.858% due 12/5/2049(2)	1,715,725	1,644,967
Series 2022-1A, Class A2II 4.008% due 12/5/2051(2)	957,500	894,288

RR 25 Ltd. Series 2023-25A, Class A1A2 4.853% (3 mo. USD Term SOFR + 1.18%) due 4/15/2041(2)(3)	250,000	250,590

RR 36 Ltd. Series 2024-36RA, Class A1R 4.963% (3 mo. USD Term SOFR + 1.29%) due 1/15/2040(2)(3)	1,900,000	1,902,808

RR 44 Ltd. Series 2026-44A, Class A1A 4.842% (3 mo. USD Term SOFR + 1.17%) due 4/15/2041(2)(3)	236,000	235,811

Sixth Street CLO XIX Ltd. Series 2021-19A, Class A1R 4.96% (3 mo. USD Term SOFR + 1.28%) due 7/17/2038(2)(3)	250,000	250,166

June 30, 2026 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)

Sixth Street CLO XVIII Ltd. Series 2021-18A, Class A1R 4.93% (3 mo. USD Term SOFR + 1.25%) due 10/17/2038(2)(3)	$250,000	$250,780

Sixth Street CLO XX Ltd. Series 2021-20A, Class A1R 5.00% (3 mo. USD Term SOFR + 1.32%) due 7/17/2038(2)(3)	250,000	250,523

Slam Ltd. Series 2025-1A, Class A 5.807% due 5/15/2050(2)	233,586	234,699

Subway Funding LLC Series 2024-1A, Class A2I 6.028% due 7/30/2054(2)	49,250	49,450
Series 2024-3A, Class A2I 5.246% due 7/30/2054(2)	137,900	135,350

Taco Bell Funding LLC Series 2025-1A, Class A2I 4.821% due 8/25/2055(2)	330,000	325,997

Wheels Fleet Lease Funding 1 LLC Series 2024-3A, Class A1 4.80% due 9/19/2039(2)	488,700	490,823

Willis Engine Structured Trust VIII Series 2025-A, Class A 5.582% due 6/15/2050(2)	241,212	241,611

Total Asset-Backed Securities (Cost $33,663,010)		33,667,796
Corporate Bonds & Notes – 26.4%
Aerospace & Defense – 0.3%

Boeing Co. 5.15% due 5/1/2030	1,000,000	1,012,191

		1,012,191
Agriculture – 0.3%

BAT Capital Corp. 6.421% due 8/2/2033	1,000,000	1,080,961

		1,080,961
Apparel – 0.0%

Gildan Activewear, Inc. 4.70% due 10/7/2030(2)	95,000	93,232

		93,232
Auto Manufacturers – 0.4%

General Motors Financial Co., Inc. 5.55% due 7/15/2029	1,200,000	1,224,480

Stellantis Financial Services U.S. Corp. 5.40% due 6/15/2029(2)	200,000	199,293

		1,423,773

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

June 30, 2026 (unaudited)	Principal Amount	Value
Banks – 8.3%

Bank of America Corp. 1.898% (1.898% fixed rate until 7/23/2030; 1 day USD SOFR + 1.53% thereafter) due 7/23/2031(3)	$2,300,000	$2,051,373
4.271% (4.271% fixed rate until 7/23/2028; 3 mo. USD Term SOFR + 1.57% thereafter) due 7/23/2029(3)	1,500,000	1,488,169
4.623% (4.623% fixed rate until 5/9/2028; 1 day USD SOFR + 1.11% thereafter) due 5/9/2029(3)	693,000	692,666

Barclays PLC 4.219% (4.219% fixed rate until 5/24/2029; 1 day USD SOFR + 0.93% thereafter) due 5/24/2030(3)	266,000	261,491
5.367% (5.367% fixed rate until 2/25/2030; 1 day USD SOFR + 1.23% thereafter) due 2/25/2031(3)	1,500,000	1,521,084

BNP Paribas SA 5.786% (5.786% fixed rate until 1/13/2032; 1 day USD SOFR + 1.62% thereafter) due 1/13/2033(2)(3)	1,000,000	1,032,141

Citigroup, Inc. 4.412% (4.412% fixed rate until 3/31/2030; 1 day USD SOFR + 3.91% thereafter) due 3/31/2031(3)	1,000,000	985,628
4.91% (4.91% fixed rate until 5/24/2032; 1 day USD SOFR + 2.09% thereafter) due 5/24/2033(3)	1,600,000	1,591,833

Citizens Financial Group, Inc. 5.718% (5.718% fixed rate until 7/23/2031; 1 day USD SOFR + 1.91% thereafter) due 7/23/2032(3)	1,000,000	1,026,385

Deutsche Bank AG 2.311% (2.311% fixed rate until 11/16/2026; 1 day USD SOFR + 1.22% thereafter) due 11/16/2027(3)	800,000	793,316

Goldman Sachs Group, Inc. 3.80% due 3/15/2030	2,000,000	1,935,482

JPMorgan Chase & Co. 4.493% (4.493% fixed rate until 3/24/2030; 3 mo. USD Term SOFR + 3.79% thereafter) due 3/24/2031(3)	2,600,000	2,577,133
5.103% (5.103% fixed rate until 4/22/2030; 1 day USD SOFR + 1.44% thereafter) due 4/22/2031(3)	270,000	273,049

June 30, 2026 (unaudited)	Principal Amount	Value
Banks (continued)
5.502% (5.502% fixed rate until 1/24/2035; 1 day USD SOFR + 1.32% thereafter) due 1/24/2036(3)	$1,000,000	$1,021,980
5.572% (5.572% fixed rate until 4/22/2035; 1 day USD SOFR + 1.68% thereafter) due 4/22/2036(3)	320,000	328,972

Mitsubishi UFJ Financial Group, Inc. 4.592% (4.592% fixed rate until 4/18/2029; 1 yr. CMT + 0.78% thereafter) due 4/18/2030(3)	200,000	199,011
4.847% (4.847% fixed rate until 4/21/2031; 1 yr. CMT + 0.92% thereafter) due 4/21/2032(3)	200,000	199,054

Morgan Stanley 4.654% (4.654% fixed rate until 10/18/2029; 1 day USD SOFR + 1.10% thereafter) due 10/18/2030(3)	700,000	696,227
5.192% (5.192% fixed rate until 4/17/2030; 1 day USD SOFR + 1.51% thereafter) due 4/17/2031(3)	494,000	499,204
5.587% (5.587% fixed rate until 1/18/2035; 1 day USD SOFR + 1.42% thereafter) due 1/18/2036(3)	700,000	714,756
5.664% (5.664% fixed rate until 4/17/2035; 1 day USD SOFR + 1.76% thereafter) due 4/17/2036(3)	194,000	199,159

Morgan Stanley Bank NA 4.788% (4.788% fixed rate until 5/10/2029; 1 day USD SOFR Index + 0.97% thereafter) due 5/10/2030(3)	250,000	250,247

Morgan Stanley Private Bank NA 4.734% (4.734% fixed rate until 7/18/2030; 1 day USD SOFR + 1.08% thereafter) due 7/18/2031(3)	400,000	398,196

PNC Financial Services Group, Inc. 4.812% (4.812% fixed rate until 10/21/2031; 1 day USD SOFR + 1.26% thereafter) due 10/21/2032(3)	1,000,000	995,595

Sumitomo Mitsui Financial Group, Inc. 4.934% (4.934% fixed rate until 7/7/2031; 1 day USD SOFR + 1.05% thereafter) due 7/7/2032(3)	200,000	199,217

UBS Group AG 5.428% (5.428% fixed rate until 2/8/2029; 1 yr. CMT + 1.52% thereafter) due 2/8/2030(2)(3)	1,500,000	1,521,285

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

June 30, 2026 (unaudited)	Principal Amount	Value
Banks (continued)

Wells Fargo & Co. 2.879% (2.879% fixed rate until 10/30/2029; 3 mo. USD Term SOFR + 1.43% thereafter) due 10/30/2030(3)	$2,200,000	$2,070,920
5.15% (5.15% fixed rate until 4/23/2030; 1 day USD SOFR + 1.50% thereafter) due 4/23/2031(3)	365,000	368,831
5.605% (5.605% fixed rate until 4/23/2035; 1 day USD SOFR + 1.74% thereafter) due 4/23/2036(3)	322,000	330,057

		26,222,461
Commercial Services – 0.0%

Verisk Analytics, Inc. 4.45% due 3/15/2031	44,000	43,084

		43,084
Computers – 0.7%

Dell International LLC/EMC Corp. 4.50% due 2/15/2031	300,000	295,835
4.75% due 10/6/2032	216,000	213,449
5.00% due 2/15/2034	199,000	196,426
5.10% due 2/15/2036	340,000	335,130
5.25% due 2/15/2037	255,000	251,032
5.30% due 10/1/2029	1,000,000	1,016,723

		2,308,595
Diversified Financial Services – 2.4%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5.375% due 12/15/2031	1,800,000	1,831,865

American Express Co. 5.085% (5.085% fixed rate until 1/30/2030; 1 day USD SOFR Index + 1.02% thereafter) due 1/30/2031(3)	1,000,000	1,011,989
5.282% (5.282% fixed rate until 7/27/2028; 1 day USD SOFR Index + 1.28% thereafter) due 7/27/2029(3)	300,000	303,972

Avilease Capital Ltd. 5.50% due 6/30/2031(2)	200,000	201,362

Avolon Holdings Funding Ltd. 5.375% due 5/30/2030(2)	146,000	147,450
5.75% due 3/1/2029(2)	1,000,000	1,019,998
6.375% due 5/4/2028(2)	40,000	41,028

Capital One Financial Corp. 5.70% (5.70% fixed rate until 2/1/2029; 1 day USD SOFR + 1.91% thereafter) due 2/1/2030(3)	1,500,000	1,531,125

June 30, 2026 (unaudited)	Principal Amount	Value
Diversified Financial Services (continued)

Equitable America Global Funding 5.125% due 6/15/2031(2)	$604,000	$606,128

Stellantis Financial Services U.S. Corp. 4.95% due 9/15/2028(2)	482,000	478,404

Sumisho Air Lease Corp. 4.40% due 3/24/2028(2)	123,000	122,336
4.50% due 3/24/2029(2)	122,000	120,965
4.85% due 3/24/2031(2)	152,000	150,414

		7,567,036
Electric – 0.9%

AEP Texas, Inc. Series Q 5.20% due 4/15/2036	65,000	64,112

AES Corp. 5.20% due 7/15/2029	44,000	44,250

Duke Energy Corp. 5.45% due 6/15/2034	1,000,000	1,021,351

Southern Co. 5.70% due 3/15/2034	1,000,000	1,035,940

Southwestern Electric Power Co. 5.20% due 4/1/2036	105,000	103,614
5.30% due 4/1/2033	127,000	128,680

Vistra Operations Co. LLC 4.55% due 10/30/2028(2)	47,000	46,697
5.00% due 4/30/2031(2)	115,000	114,131
5.25% due 4/30/2033(2)	122,000	121,097
5.55% due 4/30/2036(2)	220,000	218,876

		2,898,748
Food – 0.2%

Mars, Inc. 4.80% due 3/1/2030(2)	262,000	262,781
5.00% due 3/1/2032(2)	197,000	198,386
5.20% due 3/1/2035(2)	164,000	164,652

		625,819
Gas – 0.3%

NiSource, Inc. 3.60% due 5/1/2030	1,000,000	959,849

		959,849
Healthcare Products – 0.1%

VSP Optical Group, Inc. 5.40% due 6/1/2033(2)	89,000	89,224
5.65% due 6/1/2036(2)	91,000	91,430

		180,654
Healthcare Services – 0.4%

Centene Corp. 4.625% due 12/15/2029	1,000,000	970,046

Cigna Group 5.40% due 3/15/2033	400,000	410,115

		1,380,161
Insurance – 2.1%

Aon North America, Inc. 5.45% due 3/1/2034	800,000	816,148

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

June 30, 2026 (unaudited)	Principal Amount	Value
Insurance (continued)

Athene Global Funding 4.587% (4.587% fixed rate until 0; 1 day USD SOFR + 0.95% thereafter) due 4/19/2027(2)(3)	$320,000	$320,532
4.721% due 10/8/2029(2)	1,000,000	988,155

Corebridge Financial, Inc. 3.90% due 4/5/2032	1,000,000	938,370

Grand River Funding Trust I 6.311% due 2/15/2036(2)	253,000	253,769

Jackson National Life Global Funding 5.25% due 6/16/2031(2)	377,000	376,455

Liberty Mutual Group, Inc. 5.25% due 5/1/2036(2)	146,000	144,301

MetLife, Inc. 5.375% due 7/15/2033	600,000	618,935

Reinsurance Group of America, Inc. 5.75% due 9/15/2034	1,000,000	1,023,308

Sammons Financial Group, Inc. 5.95% due 6/15/2036(2)	161,000	161,255

Unum Group 5.75% due 8/15/2042	1,000,000	991,569

		6,632,797
Internet – 0.2%

Meta Platforms, Inc. 4.875% due 5/15/2033	240,000	237,832
5.25% due 5/15/2036	183,000	181,708

Uber Technologies, Inc. 4.15% due 1/15/2031	163,000	159,167
4.80% due 9/15/2035	129,000	125,459

		704,166
Investment Companies – 0.7%

Ares Capital Corp. 7.00% due 1/15/2027	500,000	505,068

Ares Strategic Income Fund 5.45% due 9/9/2028	206,000	203,986
5.55% due 4/15/2031	700,000	679,239
5.80% due 9/9/2030	167,000	164,518

HPS Corporate Lending Fund 5.45% due 11/15/2030	670,000	647,694

		2,200,505
Media – 1.2%

Charter Communications Operating LLC/Charter Communications Operating Capital 5.25% due 4/1/2053	200,000	155,948
6.10% due 6/1/2029	1,000,000	1,024,423
6.484% due 10/23/2045	1,000,000	916,735
6.70% due 12/1/2055	500,000	476,471

Space Exploration Technologies Corp. 5.35% due 7/15/2031(2)	490,000	488,724
5.65% due 7/15/2033(2)	640,000	636,187

		3,698,488

June 30, 2026 (unaudited)	Principal Amount	Value
Oil & Gas – 1.5%

Cenovus Energy, Inc. 2.65% due 1/15/2032	$800,000	$714,199
4.65% due 3/20/2031	67,000	66,142
5.40% due 3/20/2036	52,000	51,514

Occidental Petroleum Corp. 7.50% due 5/1/2031	1,000,000	1,106,599

Petroleos Mexicanos 5.95% due 1/28/2031	1,500,000	1,482,566
7.69% due 1/23/2050	1,500,000	1,399,063

		4,820,083
Pharmaceuticals – 0.3%

CVS Health Corp. 3.75% due 4/1/2030	1,000,000	966,913

		966,913
Pipelines – 1.7%

Cheniere Energy Partners LP 5.35% due 11/30/2036(2)	133,000	132,319

Columbia Pipelines Operating Co. LLC 5.439% due 2/15/2035(2)	1,000,000	1,012,423

Energy Transfer LP 5.70% due 4/1/2035	800,000	821,067
6.20% due 4/1/2055	400,000	395,521

MPLX LP 5.50% due 6/1/2034	100,000	101,100

ONEOK, Inc. 5.05% due 11/1/2034	600,000	586,857

Rio Grande LNG LLC 5.25% due 6/30/2031(2)	56,000	55,991
5.50% due 1/30/2034(2)	72,000	71,623
5.75% due 6/30/2036(2)	164,000	163,424

Targa Resources Corp. 4.35% due 1/15/2029	85,000	84,355
4.35% due 4/15/2031	97,000	94,760
4.90% due 9/15/2030	126,000	126,277
5.65% due 2/15/2036	303,000	308,005

Western Midstream Operating LP 5.45% due 11/15/2034	300,000	298,396
5.70% due 7/1/2036	229,000	229,412

Williams Cos., Inc. 4.65% due 8/15/2032	1,000,000	985,072

		5,466,602
Real Estate Investment Trusts – 2.4%

American Homes 4 Rent LP 4.95% due 6/15/2030	293,000	293,792
5.50% due 7/15/2034	200,000	202,408

Brixmor Operating Partnership LP 4.125% due 5/15/2029	900,000	886,677

COPT Defense Properties LP 4.50% due 10/15/2030	33,000	32,516

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

June 30, 2026 (unaudited)	Principal Amount	Value
Real Estate Investment Trusts (continued)

Extra Space Storage LP 4.90% due 2/1/2032	$607,000	$604,719
4.95% due 1/15/2033	472,000	467,185

Healthpeak OP LLC 5.375% due 2/15/2035	1,000,000	1,006,545

Invitation Homes Operating Partnership LP 4.95% due 2/1/2032	358,000	355,545

Kite Realty Group Trust 4.75% due 9/15/2030	1,000,000	995,592

Omega Healthcare Investors, Inc. 3.25% due 4/15/2033	937,000	832,548

Phillips Edison Grocery Center Operating Partnership I LP 2.625% due 11/15/2031	740,000	658,972
4.75% due 3/15/2033	91,000	89,220

VICI Properties LP 4.75% due 4/1/2028	61,000	60,942
5.125% due 5/15/2032	1,000,000	991,778

		7,478,439
Retail – 0.2%

O’Reilly Automotive, Inc. 5.00% due 8/19/2034	700,000	692,639

		692,639
Semiconductors – 0.4%

Broadcom, Inc. 3.419% due 4/15/2033	112,000	102,098
3.50% due 2/15/2041	888,000	709,513

NXP BV/NXP Funding LLC/NXP USA, Inc. 4.85% due 8/19/2032	103,000	101,598
5.25% due 8/19/2035	297,000	297,094

		1,210,303
Software – 0.4%

MSCI, Inc. 5.15% due 3/15/2036	70,000	67,759
5.25% due 9/1/2035	267,000	261,350

Oracle Corp. 4.45% due 9/26/2030	123,000	118,740
4.80% due 9/26/2032	205,000	195,060
5.20% due 9/26/2035	187,000	175,071
5.875% due 9/26/2045	115,000	100,668
5.95% due 9/26/2055	144,000	122,374
6.10% due 9/26/2065	149,000	124,660

Paychex, Inc. 5.10% due 4/15/2030	32,000	32,275
5.35% due 4/15/2032	46,000	46,548
5.60% due 4/15/2035	36,000	36,376

		1,280,881
Telecommunications – 1.0%

AT&T, Inc. 2.55% due 12/1/2033	1,000,000	839,903
5.40% due 2/15/2034	700,000	709,618

June 30, 2026 (unaudited)	Principal Amount	Value
Telecommunications (continued)

HUT 8 DC LLC 6.192% due 11/15/2042(2)	$225,000	$227,899

NTT Finance Corp. 4.567% due 7/16/2027(2)	200,000	200,167
4.62% due 7/16/2028(2)	200,000	199,519
4.876% due 7/16/2030(2)	200,000	199,556
5.012% due 11/1/2031(2)	200,000	199,733
5.259% due 11/1/2033(2)	229,000	228,294

T-Mobile USA, Inc. 2.70% due 3/15/2032	300,000	266,627

		3,071,316

Total Corporate Bonds & Notes (Cost $83,286,045)		84,019,696
Non-Agency Mortgage-Backed Securities – 5.0%

BLP Commercial Mortgage Trust Series 2024-IND2, Class A 4.968% due 3/15/2041(2)(3)(4)	94,366	94,455

BMP Commercial Mortgage Trust Series 2024-MF23, Class B 5.267% due 6/15/2041(2)(3)(4)	213,000	213,200

BPR Commercial Mortgage Trust Series 2024-PARK, Class A 5.392% due 11/5/2039(2)(3)(4)	774,000	778,035

BX Commercial Mortgage Trust Series 2020-VIV2, Class C 3.66% due 3/9/2044(2)(3)(4)	696,000	647,701
Series 2020-VIV3, Class B 3.662% due 3/9/2044(2)(3)(4)	1,000,000	938,508
Series 2021-ACNT, Class B 4.989% due 11/15/2038(2)(3)(4)	73,097	73,097
Series 2024-GPA3, Class A 4.918% due 12/15/2039(2)(3)(4)	305,022	305,594
Series 2024-XL4, Class A 5.067% due 2/15/2039(2)(3)(4)	542,629	543,646
Series 2024-XL5, Class A 5.017% due 3/15/2041(2)(3)(4)	877,870	878,967
Series 2025-SPOT, Class A 5.069% due 4/15/2040(2)(3)(4)	521,319	521,645
Series 2026-ALOHA, Class A 4.975% due 4/15/2043(2)(3)(4)	274,000	274,171
Series 2026-LP3, Class A 5.005% due 4/15/2043(2)(3)(4)	343,742	344,816
Series 2026-XL6, Class A 4.825% due 3/15/2043(2)(3)(4)	305,617	305,617
Series 2026-XL6, Class B 5.075% due 3/15/2043(2)(3)(4)	90,419	90,617

BX Trust Series 2019-OC11, Class A 3.202% due 12/9/2041(2)	2,000,000	1,888,929
Series 2024-CNYN, Class A 5.067% due 4/15/2041(2)(3)(4)	198,657	198,906

8	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

June 30, 2026 (unaudited)	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)
Series 2025-DIME, Class A 4.775% due 2/15/2035(2)(3)(4)	$100,000	$99,765
Series 2025-ROIC, Class A 4.769% due 3/15/2030(2)(3)(4)	422,212	421,420
Series 2025-ROIC, Class B 5.019% due 3/15/2030(2)(3)(4)	1,445,932	1,442,317
Series 2025-TAIL, Class A 5.025% due 6/15/2035(2)(3)(4)	100,000	100,253
Series 2026-CIP, Class A 4.825% due 5/15/2038(2)(3)(4)	236,328	236,919
Series 2026-ORBT, Class A 5.03% due 7/15/2043(2)(3)(4)	290,000	290,000

CENT Trust Series 2025-CITY, Class A 5.091% due 7/10/2040(2)(3)(4)	198,000	197,652

ELP Commercial Mortgage Trust Series 2025-ELP, Class A 4.757% due 11/13/2042(2)(3)(4)	149,000	146,999

Extended Stay America Trust Series 2025-ESH, Class A 4.925% due 10/15/2042(2)(3)(4)	443,041	444,011
Series 2025-ESH, Class B 5.225% due 10/15/2042(2)(3)(4)	77,051	77,291
Series 2025-ESH, Class C 5.475% due 10/15/2042(2)(3)(4)	38,525	38,718
Series 2026-ESH2, Class A 4.825% due 2/15/2043(2)(3)(4)	367,273	367,732
Series 2026-ESH2, Class B 5.025% due 2/15/2043(2)(3)(4)	37,477	37,594
Series 2026-ESH2, Class C 5.225% due 2/15/2043(2)(3)(4)	25,297	25,439

HAVN Trust Series 2025-MOB, Class A 5.325% due 10/15/2035(2)(3)(4)	105,000	105,000

Hilton USA Trust Series 2016-HHV, Class A 3.719% due 11/5/2038(2)	1,875,000	1,868,549
Series 2016-HHV, Class B 4.333% due 11/5/2038(2)(3)(4)	250,000	249,487

INT Commercial Mortgage Trust Series 2025-PLAZA, Class A 5.041% due 11/5/2037(2)(3)(4)	134,000	133,499

MHP Commercial Mortgage Trust Series 2025-MHIL2, Class A 5.125% due 9/15/2040(2)(3)(4)	212,000	212,132

PLYM Commercial Mortgage Trust
Series 2026-IND, Class A 4.875% due 3/15/2043(2)(3)(4)	339,000	339,211
Series 2026-IND, Class B 5.075% due 3/15/2043(2)(3)(4)	100,000	100,031
Series 2026-IND, Class C 5.275% due 3/15/2043(2)(3)(4)	100,000	100,000

SHOPS Commercial Mortgage Trust Series 2026-CSTL, Class A 4.971% due 5/5/2039(2)(3)(4)	223,000	221,377

June 30, 2026 (unaudited)	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)

TCO Commercial Mortgage Trust Series 2024-DPM, Class A 4.868% due 12/15/2039(2)(3)(4)	$600,000	$600,188

Total Non-Agency Mortgage-Backed Securities (Cost $15,908,740)		15,953,488
U.S. Government Securities – 41.3%

U.S. Treasury Bonds 4.50% due 11/15/2054	3,825,000	3,560,687
4.625% due 11/15/2044	30,000,000	28,911,328
4.625% due 2/15/2055	5,800,000	5,511,586
4.625% due 11/15/2055	1,300,000	1,236,828
4.75% due 2/15/2045	7,500,000	7,336,231
4.75% due 8/15/2055	3,380,000	3,279,524
4.75% due 2/15/2056	660,000	641,128
5.00% due 5/15/2056	4,826,000	4,877,276

U.S. Treasury Notes 3.75% due 10/31/2032	400,000	388,172
4.00% due 6/30/2032	5,200,000	5,127,484
4.00% due 7/31/2032	2,574,000	2,536,798
4.00% due 1/31/2033	5,700,000	5,602,699
4.125% due 2/29/2032	40,900,000	40,650,766
4.125% due 5/31/2032	150,000	148,928
4.125% due 2/15/2036	900,000	878,062
4.25% due 8/15/2035	4,500,000	4,442,695
4.625% due 2/15/2035	15,890,200	16,142,209

Total U.S. Government Securities (Cost $133,492,248)		131,272,401
Repurchase Agreements – 1.9%

Fixed Income Clearing Corp., 1.06%, dated 6/30/2026, proceeds at maturity value of $5,885,308, due 7/1/2026(5)	5,885,135	5,885,135

Total Repurchase Agreements (Cost $5,885,135)		5,885,135

Total Investments before TBA Sale Commitments – 102.4% (Cost $326,674,509)		325,451,305
TBA Sale Commitments Agency Mortgage-Backed Securities – (1.0)%

Uniform Mortgage-Backed Security 2.00% due 6/1/2056(1)	(2,300,000)	(1,837,518)
2.50% due 7/1/2056(1)	(200,000)	(167,078)
4.50% due 7/1/2056(1)	(150,000)	(143,684)
5.00% due 6/1/2039(1)	(875,000)	(879,107)

		(3,027,387)

Total TBA Sale Commitments (Proceeds $3,017,419)		(3,027,387)

Liabilities in excess of other assets – (1.4)%		(4,655,744)

Total Net Assets – 100.0%		$317,768,174

The accompanying notes are an integral part of these financial statements.	9

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

(1)	TBA — To be announced.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2026, the aggregate market value of these securities amounted to $62,722,920, representing 19.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2026.
(4)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.00%	12/15/2027	$6,002,900	$6,002,947

Legend:

CLO — Collateralized Loan Obligation

CMT — Constant Maturity Treasury

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

Assets (unaudited)	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$54,652,789	$—	$54,652,789
Asset-Backed Securities	—	33,667,796	—	33,667,796
Corporate Bonds & Notes	—	84,019,696	—	84,019,696
Non-Agency Mortgage-Backed Securities	—	15,953,488	—	15,953,488
U.S. Government Securities	—	131,272,401	—	131,272,401
Repurchase Agreements	—	5,885,135	—	5,885,135
Total Assets	$—	$325,451,305	$—	$325,451,305
Liabilities
TBA Sale Commitments Securities	$—	$(3,027,387)	$—	$(3,027,387)
Total Liabilities	$—	$(3,027,387)	$—	$(3,027,387)

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN CORE FIXED INCOME VIP FUND

Statement of Assets and Liabilities As of June 30, 2026 (unaudited)
Assets

Investments, at value	$325,451,305

Foreign currency, at value	27

Receivable for investments sold	9,894,250

Interest receivable	3,188,057

Receivable for fund shares subscribed	112,039

Reimbursement receivable from adviser	350

Prepaid expenses	5,679

Total Assets	338,651,707

Liabilities

TBA sale commitments, at value	3,027,387

Payable for investments purchased	17,404,813

Payable for fund shares redeemed	235,722

Investment advisory fees payable	117,116

Accrued administrative fees	30,503

Accrued custodian and accounting fees	24,554

Accrued audit fees	19,501

Accrued legal fees	12,927

Accrued transfer agent fees	8,326

Accrued trustees’ and officers’ fees	1,083

Accrued expenses and other liabilities	1,601

Total Liabilities	20,883,533

Total Net Assets	$317,768,174

Net Assets Consist of:

Paid-in capital	$283,628,558

Distributable earnings	34,139,616

Total Net Assets	$317,768,174

Investments, at Cost	$326,674,509

Foreign Currency, at Cost	$27

TBA Sale Commitments, Proceeds	$3,017,419

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	28,788,609

Net Asset Value Per Share	$11.04

Statement of Operations For the Six Months Ended June 30, 2026 (unaudited)
Investment Income

Interest	$7,565,845

Total Investment Income	7,565,845

Expenses

Investment advisory fees	722,090

Trustees’ and officers’ fees	55,142

Professional fees	55,031

Administrative fees	37,612

Custodian and accounting fees	36,642

Transfer agent fees	11,193

Shareholder reports	5,568

Other expenses	11,041

Total Expenses	934,319

Less: Fees waived	(60,326)

Total Expenses, Net	873,993

Net Investment Income/(Loss)	6,691,852

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	(8,707)

Net change in unrealized appreciation/(depreciation) on investments	(4,624,319)

Net Loss on Investments	(4,633,026)

Net Increase in Net Assets Resulting From Operations	$2,058,826

The accompanying notes are an integral part of these financial statements.	11

FINANCIAL INFORMATION — GUARDIAN CORE FIXED INCOME VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/26	For the Year Ended 12/31/25

Operations

Net investment income/(loss)	$6,691,852	$14,419,196

Net realized gain/(loss) from investments	(8,707)	20,707

Net change in unrealized appreciation/(depreciation) on investments	(4,624,320)	8,028,984

Net Increase in Net Assets Resulting from Operations	2,058,825	22,468,887

Capital Share Transactions

Proceeds from sales of shares	14,907,247	29,756,997

Cost of shares redeemed	(34,530,942)	(88,165,486)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(19,623,695)	(58,408,489)

Net Decrease in Net Assets	(17,564,870)	(35,939,602)

Net Assets

Beginning of period	335,333,044	371,272,646

End of period	$317,768,174	$335,333,044

Other Information:

Shares

Sold	1,355,205	2,780,766

Redeemed	(3,137,033)	(8,305,356)

Net Decrease	(1,781,828)	(5,524,590)

12	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

13

FINANCIAL INFORMATION — GUARDIAN CORE FIXED INCOME VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/26	$10.97	$0.23	$(0.16)	$0.07	$11.04	0.64%	(4)

Year Ended 12/31/25	10.29	0.44	0.24	0.68	10.97	6.61%

Year Ended 12/31/24	10.14	0.47	(0.32)	0.15	10.29	1.48%

Year Ended 12/31/23	9.61	0.40	0.13	0.53	10.14	5.52%

Period Ended 12/31/22(5)	10.00	0.22	(0.61)	(0.39)	9.61	(3.90)%	(4)

14	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN CORE FIXED INCOME VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$317,768	0.54%	(4)	0.58%	(4)	4.13%	(4)	4.10%	(4)	15%	(4)

335,333	0.52%		0.57%		4.13%		4.08%		116%

371,273	0.52%		0.56%		4.58%		4.54%		205%

424,554	0.50%		0.54%		4.13%		4.09%		316%

449,805	0.50%	(4)	0.52%	(4)	3.41%	(4)	3.39%	(4)	90%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2022, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on May 2, 2022.

The accompanying notes are an integral part of these financial statements.	15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

June 30, 2026 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Core Fixed Income VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on May 2, 2022. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to provide a high level of current income and capital appreciattion without undue risk to principal.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”).

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar

16

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2026, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2026 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2026, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps, options and swaptions, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2026, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as

17

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. There were no futures contracts held as of June 30, 2026.

d. Total Return Swaps Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent that the total return of the security, basket of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

e. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps and swaptions on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund’s asset allocation or risk exposure, (iii) to enhance potential return, or (iv) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract.

Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund.

The Fund may also enter into cleared swaps with a central clearinghouse. In a centrally cleared derivative transaction, the Fund typically enters into the transaction with a financial institution counterparty serving as the clearinghouse, and performance of the transaction is effectively guaranteed against default by such counterparty, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction.

A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a premium for the option and obtains the right, but not the obligation, to enter into or modify an underlying swap or to modify the terms of an existing swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into or modify an underlying swap on agreed-upon terms, which generally entails a greater risk of loss than incurred in buying a swaption.

The Fund may not achieve the anticipated benefits of swap contracts and may realize a loss. There were no credit default swaps or swaptions held during the six months ended June 30, 2026.

f. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction,

18

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value. There were no options transactions as of June 30, 2026.

g. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

h. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the six months ended June 30, 2026, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund.

i. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/ accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

j. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

k. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.45% of the first $300 million, and 0.40% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2027 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.58% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2026, the expense limitation was 0.52%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2026, Park Avenue waived fees and/or paid Fund expenses in the amount of $60,326.

Park Avenue has entered into a Sub-Advisory Agreement with FIAM LLC (“FIAM”), effective March 3, 2025. Prior to this date, the Fund did not have a sub-adviser. FIAM is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

4. Federal Income Taxes

a.Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (“TBA”) securities) for the six months ended June 30, 2026, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$ 19,019,980	$ 27,356,216
Sales	13,654,046	39,370,029

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

d.Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although

20

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

TBA securities and purchase commitments are commitments to purchase mortgage-backed securities for a fixed price at a future date. At the time of purchase, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, the Fund agrees to accept any mortgage-backed security that meets specified terms. Thus, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. The principal risks are that the counterparty may not deliver the security as promised and/or that the value of the TBA security may decline prior to when the Fund receives the security. Also, the value of TBA securities on the delivery date may be more or less than the price paid by the Fund to purchase the securities. The Fund will lose money if the value of the TBA security declines below the purchase price and will not benefit if the value of the security appreciates above the sale price prior to delivery.

e. Mortgage Dollar Rolls The Fund may engage from time to time in mortgage dollar roll transactions, which involve a sale by the Fund of a mortgage-backed security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. These transactions are typically used for short term financing. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, the Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for the Fund. The Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income. Mortgage dollar roll transactions are subject to certain risks, including the risk that securities returned to the Fund at the end of the roll transaction, while substantially similar, may be inferior to the securities initially sold by the Fund to the counterparty. The transactions involve the risk that the market price of mortgage-backed securities in a mortgage dollar roll transaction decline below the agreed-upon future repurchase price. Conversely, the market value of the securities subject to a Fund’s forward sale commitment may increase above the exercise price of the forward commitment. Dollar rolls (and when-issued, delayed delivery and to-be-announced transactions) are speculative techniques that may result in leverage and increased volatility. These transactions may also increase risk associated with volatility and losses and are subject to counterparty risk. In addition, investment in mortgage dollar rolls may significantly increase the Fund’s portfolio turnover rate.

f. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2026, the Fund did not hold any restricted, other than 144A restricted securities or illiquid securities.

g.Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

h. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception

21

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government. In addition, mortgage-backed and other asset-backed securities are subject to the risk that underlying obligations will be repaid sooner (known as “prepayment risk”) or later (known as “extension risk”) than expected because of changes in interest rates, either of which may result in lower than expected returns for the Fund. Because mortgage-backed securities are backed by mortgage loans, they also are subject to risks associated with the ownership of real estate and the real estate industry.

i.Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

j. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and developments, may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social or political unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

k. Loans Investments in loans are particularly subject to, among other risks, credit risk, interest rate risk, and counterparty risk. The Fund’s investments in loans can be difficult to value accurately and may be more susceptible to liquidity risk than fixed income (or debt) investments of similar credit quality and/or maturity. Investments or transactions in loans are often subject to long settlement periods (potentially longer than seven days), which could limit the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. As a result, the Fund may be forced to sell other, more desirable, liquid investments, sell illiquid investments at a loss or take other measures to raise cash. Loans often are rated below investment-grade and may be unrated and subject the Fund to the risk that the value of the collateral for the loan may be insufficient to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants (if any) more difficult for the Fund as legal action may have to go through the issuer of the participations. Investments in loans that lack or possess fewer or contingent contractual restrictive covenants are particularly susceptible to the risks associated with these investments. In addition, loans and other similar investments may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit

22

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 14, 2026. The Fund did not utilize the credit facility during the six months ended June 30, 2026.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that there was the following subsequent event:

On July 9, 2026, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”), which provides for the reorganization of each series (fund) of the Trust (each, a “Target Portfolio” and, collectively, the “Target Portfolios”) into corresponding series of SunAmerica Series Trust (“SAST”) or Seasons Series Trust (“SST”), as applicable, identified (each, an (“Acquiring Portfolio” and, collectively the “Acquiring Portfolios”) (each, a “Reorganization” and, collectively, the “Reorganizations”), subject to shareholder approval. Under the terms of the proposed Reorganizations, each Target Portfolio would transfer substantially all of its assets and liabilities to a corresponding Acquiring Portfolio in exchange for shares of the Acquiring Portfolio. Shares of the Acquiring Portfolio which would be distributed to shareholders of the applicable Target Portfolio, who will own Class 1 or Class 3 shares, as applicable, of the Acquiring Portfolio. Following completion of the Reorganizations, each Target Portfolio will be terminated.

Shareholders of record as of August 17, 2026 will be asked to approve the proposed Reorganizations at a special meeting of shareholders expected to be held on or about November 13, 2026. If approved and all conditions to closing are satisfied or waived, the Reorganizations are expected to be completed during the fourth quarter of 2026.

The Reorganizations are not expected to be taxable events to contract owners of the variable insurance products investing in the Funds.

Target Portfolio	Acquiring Portfolio
Guardian Equity Income VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Value Portfolio, a series of SAST
Guardian Integrated Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian All Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Strategic Large Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Diversified Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian International Equity VIP Fund, a series of GVPT	SA BlackRock Advantage International Portfolio (formerly, SA Morgan Stanley International Equities Portfolio), a series of SAST
Guardian Balanced Allocation VIP Fund, a series of GVPT	SA Index Allocation 60/40 Portfolio, a series of SAST
Guardian Total Return Bond VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST
Guardian Core Plus Fixed Income VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST
Guardian Large Cap Fundamental Growth VIP Fund, a series of GVPT	SA MFS Large Cap Growth Portfolio, a series of SAST
Guardian Small Cap Value Diversified VIP Fund, a series of GVPT	SA Franklin Small Company Value Portfolio, a series of SAST
Guardian Multi-Sector Bond VIP Fund, a series of GVPT	SA Multi-Managed Diversified Fixed Income Portfolio, a series of SST

23

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

Target Portfolio	Acquiring Portfolio
Guardian Short Duration Bond VIP Fund, a series of GVPT	SA JPMorgan Ultra-Short Bond Portfolio, a series of SAST
Guardian Growth & Income VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian Large Cap Disciplined Value VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian International Growth VIP Fund, a series of GVPT	SA Fidelity Institutional AM International Growth Portfolio, a series of SAST
Guardian Global Utilities VIP Fund, a series of GVPT	SA Large Cap Value Index Portfolio, a series of SAST
Guardian Large Cap Disciplined Growth VIP Fund, a series of GVPT	SA Franklin Large Cap Disciplined Growth Portfolio, a newly created series of SAST

Target Portfolio	Acquiring Portfolio
Guardian Core Fixed Income VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian U.S. Government/Credit VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian Small-Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Select Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Relative Value VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Traditional Growth VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST

24

SUPPLEMENTAL INFORMATION (UNAUDITED)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and subadvisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 18-19, 2026 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act, of a party to the agreement (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund;

Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Value Diversified VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government/Credit VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing subadvisory agreements (the “Subadvisory Agreements”) between the Manager and the following investment advisory firms engaged to serve as subadvisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund and Guardian Small Cap Value Diversified VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund and Guardian Multi-Sector Bond VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Short Duration Bond VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund and Guardian U.S. Government/Credit VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund, Guardian Select Mid Cap Core VIP Fund and Guardian Core Fixed Income VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund and Guardian Total Return Bond VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the Meeting, (each, a “Subadviser” and collectively, the “Subadvisers”) for a one-year term.

25

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement,” collectively with the Management Agreement and Subadvisory Agreements, the “Agreements”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Subadviser) with respect to Guardian International Equity VIP Fund, in substantially the form presented at the Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Subadviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent legal counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Subadviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Subadvisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Subadvisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Subadviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Subadvisers, monitoring the Subadvisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Subadvisers with respect to the services that the Subadvisers provide under the Subadvisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend subadvisers, and the Manager’s ability to monitor and oversee subadvisers and recommend replacement subadvisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight

26

SUPPLEMENTAL INFORMATION (UNAUDITED)

meetings with the Subadvisers on a periodic basis, follow through with additional inquiries on questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Subadvisers. The Trustees also considered, among other things, the terms of the Subadvisory Agreements and the range of investment advisory services provided by the Subadvisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Subadvisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Subadvisers.

Based upon these considerations, the Trustees concluded that the nature, extent and quality of services provided to the Funds by the Manager and each Subadviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an

independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Subadvisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Subadviser was generally satisfactory, or, that any steps being taken by the Manager and Subadvisers intended to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Subadvisers, but noted that the Manager had negotiated the fees with the Subadvisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Subadvisers was a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2026, through April 30, 2027. Although the Board recognized that the comparisons between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and

27

SUPPLEMENTAL INFORMATION (UNAUDITED)

variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the subadvisory fees paid under the Subadvisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Subadvisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Subadvisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and subadvisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Subadvisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that the management and/or subadvisory fees for some Funds included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from certain of the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than subadvisory fees, that the Subadvisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Subadvisers and their affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2025, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2026, through April 30, 2027 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

28

SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the S&P 500 Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year period and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 3-year periods and higher than the Bloomberg US Aggregate Bond Index for the 5-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year and 3-year periods and in line with the S&P 500 Index for the 5-year period.

•	The Board noted that the actual management fee was in the 1st quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 3rd quintile of its performance universe for the 3-year period, and in the 4th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year, 3-year and 5-year periods.

29

SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group and the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Growth Index for the 1-year and 5-year periods and was in line with the MSCI EAFE Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.
•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the 1-year and 3-year periods and higher than the Russell Midcap Growth Index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the

30

SUPPLEMENTAL INFORMATION (UNAUDITED)

1-year period, in the 4th quintile of its performance universe for the 3-year period, and in the 5th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 3-year periods and lower than the Bloomberg US Aggregate Bond Index for the 5-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 4th quintile of the expense group (but still within one basis point of median for total expenses).

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the S&P MidCap 400 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was in line with the Bloomberg US Government/Credit 1-3 Year Total Return Index for the 1-year and 3-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Value Diversified VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile of its performance universe for the 5-year period.
•	The Board noted that the Fund’s performance was lower than the Russell 2000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board approved a new Subadviser effective during 2026.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and

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SUPPLEMENTAL INFORMATION (UNAUDITED)

the actual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian U.S. Government/Credit VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 3rd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Intermediate Government/Credit Index for the 1-year, 3-year and 5-year periods.
•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 4th quintile of the expense group (but still within one basis point of median for total expenses).

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

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34

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB11740

Guardian Variable

Products Trust

2026

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2026

Guardian Core Plus Fixed Income VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Core Plus Fixed Income VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2026. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2026 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities – 29.1%

Fannie Mae ACES Series 2025-M4, Class A2 4.389% due 8/25/2035	$500,000	$489,117

Federal Home Loan Mortgage Corp. 3.50% due 1/1/2035	68,991	64,012
3.50% due 9/1/2051	437,753	401,176
5.00% due 7/1/2052	412,010	411,681
5.00% due 8/1/2052	640,849	638,763
5.00% due 4/1/2054	142,133	140,796
5.427% due 9/1/2055(1)(2)	248,729	251,342
5.50% due 7/1/2054	142,230	144,810
5.50% due 11/1/2054	903,514	920,256
6.00% due 2/1/2055	120,563	126,100
6.00% due 3/1/2056	620,578	638,057
6.50% due 11/1/2053	460,439	479,979

Federal National Mortgage Association 2.50% due 8/1/2050	1,688,469	1,450,858
2.50% due 3/1/2052	783,683	658,577
3.00% due 4/1/2051	284,758	251,118
3.50% due 9/1/2051	173,505	159,997
3.50% due 4/1/2052	763,434	699,466
3.50% due 6/1/2052	38,826	35,497
4.00% due 5/1/2053	801,801	750,219
5.00% due 7/1/2052	547,508	547,875
5.00% due 8/1/2052	852,229	848,665
5.00% due 1/1/2053	84,285	83,602
5.462% due 10/1/2055(1)(2)	888,645	900,884
5.50% due 10/1/2054	470,676	480,577
6.00% due 10/1/2053	587,242	601,104
6.00% due 10/1/2054	102,154	106,846
6.00% due 1/1/2055	234,980	245,239
6.239% due 11/1/2054(1)(2)	533,097	548,793

Freddie Mac Multifamily Structured Pass-Through Certificates
Series K146, Class A2 2.92% due 6/25/2032	460,000	421,583
Series K-153, Class A2 3.82% due 12/25/2032(1)(2)	440,000	421,853
Series K-161, Class A2 4.90% due 10/25/2033(1)(2)	230,000	233,759
Series K-169, Class A2 4.66% due 12/25/2034(1)(2)	250,000	249,772
Series KG07, Class A2 3.123% due 8/25/2032(1)(2)	1,146,000	1,059,405
Series KG08, Class A2 4.134% due 5/25/2033(1)(2)	550,000	534,598

Government National Mortgage Association 2.00% due 7/20/2056(3)	401,000	328,380
2.50% due 7/20/2056(3)	1,319,000	1,125,993
3.00% due 7/20/2056(3)	1,682,000	1,492,512
3.00% due 8/20/2056(3)	675,000	598,588
4.50% due 7/20/2056(3)	1,788,000	1,717,105
5.00% due 7/20/2056(3)	901,000	888,208
5.00% due 8/20/2056(3)	292,000	287,558
6.00% due 10/20/2053	646,175	664,256
6.00% due 7/20/2056(3)	279,000	284,840
6.00% due 8/20/2056(3)	106,000	108,024

June 30, 2026 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities (continued)

Uniform Mortgage-Backed Security 2.00% due 7/1/2056(3)	$1,369,000	$1,092,840
2.50% due 7/1/2056(3)	595,000	497,057
2.50% due 8/1/2056(3)	1,783,000	1,489,084
3.00% due 7/1/2056(3)	45,000	39,227
4.50% due 7/1/2039(3)	770,000	760,817
4.50% due 8/1/2039(3)	2,238,000	2,209,650
5.00% due 8/1/2039(3)	843,000	845,299
5.00% due 9/1/2039(3)	57,000	57,120
5.00% due 7/1/2041(3)	462,000	463,855
5.00% due 7/1/2056(3)	94,000	92,355
5.00% due 8/1/2056(3)	119,000	116,797
5.50% due 8/1/2039(3)	286,000	290,164
5.50% due 7/1/2041(3)	166,000	168,612
5.50% due 7/1/2056(3)	659,000	661,106
5.50% due 8/1/2056(3)	3,457,000	3,463,185
6.00% due 7/1/2039(3)	62,000	63,624
6.00% due 8/1/2039(3)	283,000	290,161
6.00% due 7/1/2056(3)	172,000	175,827
6.00% due 8/1/2056(3)	1,054,000	1,074,033
7.00% due 7/1/2054(3)	72,000	75,996
7.00% due 8/1/2054(3)	224,000	235,407

Total Agency Mortgage-Backed Securities (Cost $37,836,640)		37,654,056
Asset-Backed Securities – 15.0%

AB BSL CLO 3 Ltd. Series 2021-3A, Class BR 5.225% (3 mo. USD Term SOFR + 1.55%) due 4/20/2038(2)(4)	500,000	500,906

Affirm Master Trust Series 2025-3A, Class A 4.45% due 10/16/2034(4)	220,000	218,255
Series 2026-1A, Class A 4.37% due 2/15/2034(4)	205,000	203,863

AmeriCredit Automobile Receivables Trust Series 2022-2, Class C 5.32% due 4/18/2028	115,588	115,921

Ares Loan Funding V Ltd. Series 2024-ALF5AR, Class A1R 4.851% (3 mo. USD Term SOFR + 1.22%) due 7/25/2037(2)(4)	330,000	330,051

Avant Loans Funding Trust Series 2024-REV1, Class A 5.92% due 10/15/2033(4)	295,000	295,380

Ballyrock CLO 22 Ltd. Series 2024-22AR, Class A2R 5.125% (3 mo. USD Term SOFR + 1.50%) due 7/15/2039(2)(4)	250,000	250,305

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2026 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)

Barrow Hanley CLO III Ltd. Series 2024-3A, Class AR 4.891% (3 mo. USD Term SOFR + 1.27%) due 4/20/2038(2)(4)	$250,000	$250,188

BlueMountain CLO XXIX Ltd. Series 2020-29AR, Class BR2 5.185% (3 mo. USD Term SOFR + 1.55%) due 7/25/2034(2)(4)	320,000	320,000

BofA Auto Trust Series 2026-1A, Class A3 4.18% due 10/15/2030(4)	355,000	352,650

Bridgecrest Lending Auto Securitization Trust Series 2025-2, Class A3 4.78% due 12/15/2028	115,375	115,560

BSPDF Issuer LLC Series 2026-FL3, Class A 5.087% (1 mo. USD Term SOFR + 1.45%) due 9/18/2043(2)(4)	200,000	200,265
Series 2026-FL4, Class A 5.087% (1 mo. USD Term SOFR + 1.45%) due 11/18/2043(2)(4)	210,000	210,256

BSPRT Issuer LLC Series 2025-FL12, Class A 5.022% (1 mo. USD Term SOFR + 1.39%) due 1/17/2043(2)(4)	150,000	150,003

Cajun Global LLC Series 2025-2A, Class A2 5.912% due 11/20/2055(4)	120,000	119,600

CarMax Select Receivables Trust Series 2024-A, Class A3 5.40% due 11/15/2028	303,702	305,109

Cherry Securitization Trust Series 2025-1A, Class A 6.13% due 11/15/2032(4)	225,000	227,145

Citizens Auto Receivables Trust Series 2023-1, Class A3 5.84% due 1/18/2028(4)	89,419	89,577
Series 2024-2, Class A4 5.26% due 4/15/2031(4)	574,000	579,033

CPS Auto Receivables Trust Series 2026-B, Class C 4.93% due 7/15/2032(4)	160,000	159,471

DLLAD LLC Series 2023-1A, Class A4 4.80% due 6/20/2030(4)	510,000	511,779

Drive Auto Receivables Trust Series 2025-2, Class A3 4.14% due 9/15/2032	250,000	249,580

Driven Brands Funding LLC Series 2025-1A, Class A2 5.296% due 10/20/2055(4)	119,400	115,525

June 30, 2026 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)

Enterprise Fleet Financing LLC Series 2023-1, Class A3 5.42% due 10/22/2029(4)	$177,959	$178,490
Series 2024-1, Class A3 5.16% due 9/20/2030(4)	130,000	131,086

Exeter Automobile Receivables Trust Series 2023-4A, Class D 6.95% due 12/17/2029	155,000	157,371
Series 2024-4A, Class C 5.48% due 8/15/2030	760,000	765,037
Series 2024-5A, Class C 4.64% due 1/15/2030	210,000	210,260
Series 2025-3A, Class B 4.86% due 2/15/2030	180,000	180,508

First National Master Note Trust Series 2024-1, Class A 5.34% due 5/15/2030	240,000	241,966

Ford Credit Auto Owner Trust Series 2023-2, Class A 5.28% due 2/15/2036(4)	245,000	249,016

Ford Credit Floorplan Master Owner Trust A Series 2024-1, Class A1 5.29% due 4/15/2029(4)	645,000	650,159

GM Financial Automobile Leasing Trust Series 2024-3, Class A3 4.21% due 10/20/2027	232,413	232,465

GM Financial Revolving Receivables Trust Series 2022-1, Class A 5.91% due 10/11/2035(4)	280,000	285,536

GreatAmerica Leasing Receivables Funding LLC Series 2026-1, Class A3 4.76% due 9/16/2030(4)	200,000	200,936

GreenSky Home Improvement Issuer Trust Series 2026-REV1, Class A 4.93% due 5/15/2041(4)	290,000	289,836

Harley-Davidson Motorcycle Trust Series 2023-B, Class A4 5.78% due 4/15/2031	160,000	162,031

Huntington Auto Trust Series 2024-1A, Class A3 5.23% due 1/16/2029(4)	211,714	212,646

Hyundai Auto Lease Securitization Trust Series 2025-B, Class B 4.94% due 8/15/2029(4)	175,000	175,496

KKR CLO 35 Ltd. Series 35A, Class BR 5.275% (3 mo. USD Term SOFR + 1.60%) due 1/20/2038(2)(4)	340,000	340,595

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2026 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)

Lending Funding Trust Series 2020-2A, Class A 2.32% due 4/21/2031(4)	$226,229	$224,215

Lendmark Funding Trust Series 2021-1A, Class A 1.90% due 11/20/2031(4)	627,350	615,992

LoanCore Issuer LLC Series 2025-CRE8, Class A 5.021% (1 mo. USD Term SOFR + 1.39%) due 8/17/2042(2)(4)	280,000	280,031

Mariner Finance Issuance Trust Series 2021-AA, Class A 1.86% due 3/20/2036(4)	174,581	172,630

MF1 LLC Series 2026-FL22, Class A 5.037% (1 mo. USD Term SOFR + 1.40%) due 11/18/2043(2)(4)	330,000	330,275

Neuberger Berman Loan Advisers CLO 54 Ltd. Series 2024-54AR, Class AR 4.823% (3 mo. USD Term SOFR + 1.20%) due 4/23/2038(2)(4)	330,000	329,998

Nissan Auto Receivables Owner Trust Series 2023-B, Class A3 5.93% due 3/15/2028	55,144	55,373

OneMain Direct Auto Receivables Trust Series 2023-1A, Class A 5.41% due 11/14/2029(4)	148,354	148,988

PEAC Solutions Receivables LLC Series 2024-1A, Class A3 5.64% due 11/20/2030(4)	340,000	344,058
Series 2024-2A, Class A2 4.74% due 4/20/2027(4)	55,143	55,193

PFP Ltd. Series 2026-13, Class A 5.137% (1 mo. USD Term SOFR + 1.50%) due 8/18/2043(2)(4)	300,000	300,226
Series 2026-14, Class A 4.97% (1 mo. USD Term SOFR + 1.32%) due 12/18/2043(2)(4)	200,000	199,999

Post Road Equipment Finance LLC Series 2026-1A, Class A2 4.47% due 1/18/2033(4)	455,000	453,529

Rad CLO 27 Ltd. Series 2024-27A, Class A1 4.993% (3 mo. USD Term SOFR + 1.32%) due 1/15/2038(2)(4)	330,000	330,479

June 30, 2026 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)

Regatta XXVIII Funding Ltd. Series 2024-2AR, Class A2R 5.128% (3 mo. USD Term SOFR + 1.40%) due 7/25/2039(2)(4)	$250,000	$250,000

Santander Drive Auto Receivables Trust Series 2024-1, Class C 5.45% due 3/15/2030	120,000	120,690
Series 2024-2, Class C 5.84% due 6/17/2030	274,000	277,344
Series 2025-2, Class B 4.87% due 5/15/2031	260,000	261,294
Series 2025-4, Class C 4.52% due 1/15/2032	440,000	437,067

SBNA Auto Receivables Trust Series 2024-A, Class A3 5.32% due 12/15/2028(4)	64,570	64,629
Series 2024-A, Class B 5.29% due 9/17/2029(4)	210,000	211,320

SEB Funding LLC Series 2026-1A, Class A2 6.665% due 1/30/2056(4)	275,000	272,553

T-Mobile U.S. Trust Series 2024-2A, Class A 4.25% due 5/21/2029(4)	255,000	254,928

Toyota Lease Owner Trust Series 2025-A, Class A3 4.75% due 2/22/2028(4)	180,000	180,358

U.S. Bank C&I Credit-Linked Notes Series 2025-SUP2, Class B1 4.818% due 9/25/2032(4)	171,555	169,789

Verizon Master Trust Series 2024-3, Class A1A 5.34% due 4/22/2030	350,000	352,964
Series 2024-6, Class A1A 4.17% due 8/20/2030	230,000	229,705
Series 2025-3, Class A1A 4.51% due 3/20/2030	125,000	125,212

Westlake Automobile Receivables Trust Series 2023-1A, Class C 5.74% due 8/15/2028(4)	190,921	191,154
Series 2024-2A, Class C 5.68% due 3/15/2030(4)	400,000	403,212

WF Card Issuance Trust Series 2024-A1, Class A 4.94% due 2/15/2029	171,000	171,796

World Financial Network Credit Card Master Note Trust Series 2024-B, Class A 4.62% due 5/15/2031	285,000	285,644

World Omni Auto Receivables Trust Series 2024-B, Class A3 5.27% due 9/17/2029	296,192	297,852

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2026 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)

World Omni Automobile Lease Securitization Trust Series 2025-A, Class B 4.68% due 5/15/2030	$380,000	$380,189

World Omni Select Auto Trust Series 2025-A, Class A2A 4.14% due 5/15/2030	136,306	136,126

Total Asset-Backed Securities (Cost $19,465,679)		19,448,668
Corporate Bonds & Notes – 37.5%
Aerospace & Defense – 0.8%

ATI, Inc. 5.875% due 6/15/2033	48,000	48,667
7.25% due 8/15/2030	197,000	204,540

Hexcel Corp. 5.875% due 2/26/2035	227,000	234,905

Howmet Aerospace, Inc. 3.75% due 3/3/2028	151,000	149,155

Northrop Grumman Corp. 3.25% due 1/15/2028	284,000	279,073

TransDigm, Inc. 6.75% due 1/31/2034(4)	158,000	162,062

		1,078,402
Agriculture – 0.6%

Altria Group, Inc. 4.875% due 2/4/2028	378,000	379,861

Imperial Brands Finance PLC 5.875% due 7/1/2034(4)	315,000	323,962

		703,823
Airlines – 0.2%

JetBlue Airways Corp./ JetBlue Loyalty LP 9.875% due 9/20/2031(4)	144,000	130,423

United Airlines Holdings, Inc. 4.875% due 3/1/2029	140,000	138,360

		268,783
Auto Manufacturers – 1.0%

Ford Motor Credit Co. LLC 5.303% due 9/6/2029	200,000	199,259
7.20% due 6/10/2030	272,000	286,668

JB Poindexter & Co., Inc. 8.75% due 12/15/2031(4)	177,000	181,978

Nissan Motor Acceptance Co. LLC 7.05% due 9/15/2028(4)	303,000	310,438

Stellantis Financial Services U.S. Corp. 5.40% due 6/15/2029(4)	200,000	199,293

Toyota Motor Credit Corp. 4.55% due 9/20/2027	122,000	122,368

		1,300,004
Auto Parts & Equipment – 0.2%

Clarios Global LP/Clarios U.S. Finance Co. 6.75% due 9/15/2032(4)	142,000	145,023

June 30, 2026 (unaudited)	Principal Amount	Value
Auto Parts & Equipment (continued)

ZF North America Capital, Inc. 6.75% due 4/23/2030(4)	$170,000	$168,576

		313,599
Banks – 3.5%
ABN AMRO Bank NV 3.324% (3.324% fixed rate until 12/13/2031; 5 yr. CMT + 1.90% thereafter) due 3/13/2037(2)(4)	200,000	179,929
Banco de Credito del Peru SA 5.65% (5.65% fixed rate until 10/15/2031; 5 yr. CMT + 1.96% thereafter) due 1/15/2037(2)(4)	204,000	204,887

BankUnited, Inc. 5.125% due 6/11/2030	126,000	125,102

Citizens Financial Group, Inc. 5.718% (5.718% fixed rate until 7/23/2031; 1 day USD SOFR + 1.91% thereafter) due 7/23/2032(2)	350,000	359,235

First Citizens BancShares, Inc. 5.60% (5.60% fixed rate until 9/5/2030; 5 yr. CMT + 1.85% thereafter) due 9/5/2035(2)	296,000	290,636

Goldman Sachs Group, Inc. 2.383% (2.383% fixed rate until 7/21/2031; 1 day USD SOFR + 1.25% thereafter) due 7/21/2032(2)	605,000	534,707
5.094% (5.094% fixed rate until 4/20/2033; 1 day USD SOFR + 1.34% thereafter) due 4/20/2034(2)	153,000	152,386

JPMorgan Chase & Co. 2.069% (2.069% fixed rate until 6/1/2028; 1 day USD SOFR + 1.02% thereafter) due 6/1/2029(2)	191,000	182,085
5.193% (5.193% fixed rate until 2/5/2036; 1 day USD SOFR + 1.30% thereafter) due 2/5/2037(2)	346,000	340,293
5.294% (5.294% fixed rate until 7/22/2034; 1 day USD SOFR + 1.46% thereafter) due 7/22/2035(2)	134,000	135,391
5.576% (5.576% fixed rate until 7/23/2035; 1 day USD SOFR + 1.64% thereafter) due 7/23/2036(2)	174,000	176,644

Morgan Stanley 5.25% (5.25% fixed rate until 4/21/2033; 1 day USD SOFR + 1.87% thereafter) due 4/21/2034(2)	91,000	91,573

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2026 (unaudited)	Principal Amount	Value
Banks (continued)
5.297% (5.297% fixed rate until 4/20/2032; 1 day USD SOFR + 2.62% thereafter) due 4/20/2037(2)	$259,000	$257,938
5.424% (5.424% fixed rate until 7/21/2033; 1 day USD SOFR + 1.88% thereafter) due 7/21/2034(2)	188,000	190,916

PNC Financial Services Group, Inc. 5.676% (5.676% fixed rate until 1/22/2034; 1 day USD SOFR + 1.90% thereafter) due 1/22/2035(2)	264,000	272,054

Truist Financial Corp. 5.711% (5.711% fixed rate until 1/24/2034; 1 day USD SOFR + 1.92% thereafter) due 1/24/2035(2)	273,000	281,102

Wells Fargo & Co. 2.393% (2.393% fixed rate until 6/2/2027; 1 day USD SOFR + 2.10% thereafter) due 6/2/2028(2)	365,000	357,756

Westpac Banking Corp., Reg S 3.371% due 6/7/2027	337,000	334,308

		4,466,942
Beverages – 0.3%

Bacardi Ltd./Bacardi-Martini BV 5.40% due 6/15/2033(4)	440,000	440,710

		440,710
Biotechnology – 0.5%

Amgen, Inc. 5.15% due 3/2/2028	455,000	459,336

Regeneron Pharmaceuticals, Inc. 2.80% due 9/15/2050	291,000	177,189

Royalty Pharma PLC 3.35% due 9/2/2051	84,000	56,191

		692,716
Building Materials – 0.2%

EMRLD Borrower LP/Emerald Co-Issuer, Inc. 6.75% due 7/15/2031(4)	130,000	134,556

Smyrna Ready Mix Concrete LLC 6.00% due 11/1/2028(4)	159,000	159,327

		293,883
Chemicals – 0.3%

Celanese U.S. Holdings LLC 7.00% due 2/15/2031	242,000	249,080

Rain Carbon, Inc. 12.25% due 9/1/2029(4)	132,000	140,789

		389,869
Coal – 0.2%

SunCoke Energy, Inc. 4.875% due 6/30/2029(4)	209,000	197,764

		197,764

June 30, 2026 (unaudited)	Principal Amount	Value
Commercial Services – 0.7%

Allied Universal Holdco LLC 7.875% due 2/15/2031(4)	$127,000	$132,764

CompoSecure Holdings LLC 5.625% due 2/1/2033(4)	139,000	135,686

EquipmentShare.com, Inc. 9.00% due 5/15/2028(4)	131,000	133,635

Global Payments, Inc. 2.90% due 11/15/2031	242,000	213,161

Herc Holdings, Inc. 7.25% due 6/15/2033(4)	209,000	217,894

		833,140
Computers – 0.2%

Gartner, Inc. 4.50% due 7/1/2028(4)	309,000	303,545

		303,545
Diversified Financial Services – 2.5%

Aircastle Ltd. 2.85% due 1/26/2028(4)	600,000	581,771

Aviation Capital Group LLC 4.875% due 1/28/2033(4)	89,000	86,580
6.375% due 7/15/2030(4)	280,000	293,428

Avilease Capital Ltd. 5.50% due 6/30/2031(4)	200,000	201,362

Avolon Holdings Funding Ltd. 2.528% due 11/18/2027(4)	35,000	33,962
5.375% due 5/30/2030(4)	245,000	247,434

Citadel Securities Global Holdings LLC 6.20% due 6/18/2035(4)	500,000	510,953

Jane Street Group/JSG Finance, Inc. 6.75% due 5/1/2033(4)	202,000	207,730

LPL Holdings, Inc. 4.00% due 3/15/2029(4)	425,000	413,150

Muthoot Finance Ltd., Reg S 6.375% due 4/23/2029	225,000	225,279

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 4.50% due 3/15/2027(4)	365,000	364,375

OneMain Finance Corp. 7.50% due 5/15/2031	71,000	73,351

		3,239,375
Electric – 4.3%

AEP Texas, Inc.
Series Q 5.20% due 4/15/2036	138,000	136,114

AES Corp. 3.95% due 7/15/2030(4)	448,000	429,159

Appalachian Power Co. 5.65% due 4/1/2034	334,000	343,112

Capital Power U.S. Holdings, Inc. 6.189% due 6/1/2035(4)	264,000	273,226

Chpe LLC 5.10% due 6/30/2033(4)	93,000	92,755
5.35% due 6/30/2036(4)	157,000	156,506

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2026 (unaudited)	Principal Amount	Value
Electric (continued)

Comision Federal de Electricidad 6.045% due 1/28/2034(4)	$200,000	$195,798

COX Asset Mexico SA de CV 7.75% due 5/8/2036(4)	200,000	204,300

Dominion Energy, Inc. 5.45% due 3/15/2035	162,000	164,442

Electricite de France SA, Reg S 4.50% due 12/4/2069	200,000	142,366

Entergy Louisiana LLC 4.90% due 4/15/2036	72,000	70,210
5.70% due 3/15/2054	233,000	229,308

Entergy Mississippi LLC 5.05% due 4/15/2036	212,000	208,432

Florida Power & Light Co. 5.60% due 2/15/2066	143,000	137,566
5.80% due 3/15/2065	107,000	106,351

ITC Holdings Corp. 5.50% due 4/15/2036(4)	134,000	135,870

Louisville Gas & Electric Co. 5.85% due 8/15/2055	154,000	154,930

Narragansett Electric Co. 5.35% due 5/1/2034(4)	200,000	202,861

NRG Energy, Inc. 4.45% due 6/15/2029(4)	280,000	275,792
5.407% due 10/15/2035(4)	163,000	160,209
6.00% due 2/1/2033(4)	146,000	146,780

Pacific Gas and Electric Co. 5.20% due 5/1/2036	117,000	113,640
5.80% due 5/15/2034	339,000	346,536

PG&E Corp. 6.85% (6.85% fixed rate until 6/15/2031; 5 yr. CMT + 3.23% thereafter) due 9/15/2056(2)	75,000	74,734

PSEG Power LLC 5.75% due 5/15/2035(4)	100,000	102,048

Talen Energy Supply LLC 6.25% due 2/1/2034(4)	166,000	164,991

Virginia Electric and Power Co. 4.95% due 3/15/2036	71,000	69,494

Vistra Operations Co. LLC 5.70% due 12/30/2034(4)	566,000	572,124
7.75% due 10/15/2031(4)	138,000	144,387

		5,554,041
Electronics – 0.7%

Flex Ltd. 5.25% due 1/15/2032	82,000	82,101
5.375% due 11/13/2035	140,000	138,045

nVent Finance SARL 4.55% due 4/15/2028	403,000	401,258

Vontier Corp. 2.95% due 4/1/2031	242,000	219,327

		840,731

June 30, 2026 (unaudited)	Principal Amount	Value
Engineering & Construction – 0.3%

MasTec, Inc. 4.50% due 8/15/2028(4)	$351,000	$347,614

		347,614
Entertainment – 0.4%

Flutter Treasury DAC 5.875% due 6/4/2031(4)	443,000	441,481

Pioneer Opco LLC 7.00% due 5/15/2033(4)	126,000	128,218

		569,699
Food – 0.4%

JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 6.375% due 4/15/2066	211,000	207,098

Pilgrim’s Pride Corp. 3.50% due 3/1/2032	181,000	165,004

Smithfield Foods, Inc. 2.625% due 9/13/2031(4)	194,000	171,220

		543,322
Gas – 0.5%

National Fuel Gas Co. 5.50% due 5/15/2036	108,000	107,327
5.95% due 3/15/2035	288,000	296,541

NiSource, Inc. 5.30% due 5/18/2036	49,000	49,033

Piedmont Natural Gas Co., Inc. 3.50% due 6/1/2029	173,000	167,868

		620,769
Healthcare Products – 1.1%

180 Medical, Inc. 5.30% due 10/8/2035(4)	216,000	211,725

Augusta SpinCo Corp. 4.945% due 3/23/2033	132,000	131,190

Baxter International, Inc. 2.539% due 2/1/2032	440,000	378,751
5.65% due 12/15/2035	303,000	300,552

Medline Borrower LP/Medline Co-Issuer, Inc. 6.25% due 4/1/2029(4)	122,000	124,513

VSP Optical Group, Inc. 5.40% due 6/1/2033(4)	68,000	68,171
5.45% due 12/1/2035(4)	229,000	227,319

		1,442,221
Healthcare Services – 1.1%

Centene Corp. 2.45% due 7/15/2028	203,000	192,905

CommonSpirit Health 5.318% due 12/1/2034	129,000	129,179

Fresenius Medical Care U.S. Finance III, Inc. 2.375% due 2/16/2031(4)	241,000	213,709

HCA, Inc. 5.50% due 6/1/2033	313,000	319,758

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2026 (unaudited)	Principal Amount	Value
Healthcare Services (continued)

Icon Investments Six DAC 6.00% due 5/8/2034	$400,000	$410,738

UnitedHealth Group, Inc. 3.45% due 1/15/2027	167,000	166,368

		1,432,657
Home Furnishings – 0.1%

Whirlpool Corp. 6.125% due 6/15/2030	138,000	127,297

		127,297
Insurance – 1.1%

Arch Capital Group Ltd. 5.95% due 6/15/2056	84,000	84,765

Brighthouse Financial Global Funding 5.65% due 6/10/2029(4)	408,000	409,811

Brown & Brown, Inc. 2.375% due 3/15/2031	238,000	211,197

CNO Global Funding 5.875% due 6/4/2027(4)	362,000	366,063

Jackson National Life Global Funding 4.60% due 10/1/2029(4)	302,000	297,492

Sammons Financial Group Global Funding 5.10% due 12/10/2029(4)	96,000	96,403

		1,465,731
Internet – 1.2%

Amazon.com, Inc. 5.80% due 3/13/2056	197,000	195,743

Beignet Investor LLC 6.581% due 5/30/2049(4)	385,000	392,759

Meta Platforms, Inc. 5.625% due 11/15/2055	154,000	139,548
6.30% due 5/15/2056	150,000	149,313

Prosus NV, Reg S 4.027% due 8/3/2050	247,000	173,131

Tencent Holdings Ltd. 5.00% due 6/16/2036(4)	200,000	199,603

Weibo Corp. 3.375% due 7/8/2030	344,000	322,503

		1,572,600
Iron & Steel – 0.4%

Carpenter Technology Corp. 5.625% due 3/1/2034(4)	144,000	143,891

Commercial Metals Co. 5.75% due 11/15/2033(4)	145,000	144,143

Vale Overseas Ltd. 6.00% (6.00% fixed rate until 11/25/2030; 5 yr. CMT + 2.43% thereafter) due 2/25/2056(2)(4)	200,000	200,100

		488,134
Leisure Time – 0.5%

Carnival Corp. Ltd. 6.125% due 2/15/2033(4)	145,000	146,761

June 30, 2026 (unaudited)	Principal Amount	Value
Leisure Time (continued)

Royal Caribbean Cruises Ltd. 5.375% due 7/15/2027(4)	$227,000	$227,497
5.375% due 1/15/2036	88,000	87,351
6.00% due 2/1/2033(4)	137,000	138,931

		600,540
Lodging – 0.5%

Hilton Domestic Operating Co., Inc. 5.50% due 3/31/2034(4)	207,000	205,225

MGM China Holdings Ltd., Reg S 4.75% due 2/1/2027	240,000	238,892

Wynn Macau Ltd. 6.75% due 2/15/2034(4)	200,000	198,778

		642,895
Machinery – Construction, & Mining – 0.1%

Solaris Energy Infrastructure LLC 6.375% due 5/15/2031(4)	133,000	134,484

		134,484
Machinery – Diversified – 0.3%

Flowserve Corp. 2.80% due 1/15/2032	182,000	161,456
5.70% due 5/15/2036	120,000	120,608

Regal Rexnord Corp. 6.40% due 4/15/2033	150,000	159,206

		441,270
Media – 1.2%

CCO Holdings LLC/CCO Holdings Capital Corp. 4.75% due 2/1/2032(4)	148,000	132,012

Cox Communications, Inc. 1.80% due 10/1/2030(4)	178,000	154,750
2.60% due 6/15/2031(4)	114,000	100,615

Directv Financing LLC 8.875% due 2/1/2030(4)	156,000	158,768

Discovery Global Holdings, Inc. 5.05% due 3/15/2042	185,000	135,525

Paramount Global 3.375% due 2/15/2028	255,000	248,215

Space Exploration Technologies Corp. 5.65% due 7/15/2033(4)	208,000	206,761
5.875% due 7/15/2036(4)	206,000	203,314

Univision Communications, Inc. 8.50% due 7/31/2031(4)	141,000	141,610

		1,481,570
Metal Fabricate & Hardware – 0.0%

Advanced Drainage Systems, Inc. 5.375% due 3/1/2034(4)	56,000	54,714

		54,714
Mining – 0.8%

Anglo American Capital PLC 5.50% due 5/2/2033(4)	200,000	203,621

Freeport Indonesia PT, Reg S 6.20% due 4/14/2052	200,000	195,294

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2026 (unaudited)	Principal Amount	Value
Mining (continued)

Glencore Funding LLC 6.375% due 10/6/2030(4)	$216,000	$227,694

Navoi Mining & Metallurgical Co. 6.75% due 5/14/2030(4)	200,000	206,826

Novelis Corp. 6.875% due 1/30/2030(4)	181,000	185,557

		1,018,992
Miscellaneous Manufacturing – 0.3%

LSB Industries, Inc. 6.25% due 10/15/2028(4)	192,000	192,064

Parker-Hannifin Corp. 4.25% due 9/15/2027	143,000	142,741

		334,805
Oil & Gas – 2.0%

Caturus Energy LLC 8.50% due 2/15/2030(4)	250,000	260,505

Continental Resources, Inc. 5.75% due 1/15/2031(4)	235,000	239,285

Crescent Energy Finance LLC 7.375% due 1/15/2033(4)	204,000	202,775

EQT Corp. 7.00% due 2/1/2030	148,000	157,505

Expand Energy Corp. 5.375% due 3/15/2030	80,000	80,290

Hilcorp Energy I LP/Hilcorp Finance Co. 8.375% due 11/1/2033(4)	263,000	273,854

Nabors Industries, Inc. 8.875% due 8/15/2031(4)	140,000	143,747

Petroleos Mexicanos 6.70% due 2/16/2032	352,000	355,115

Saudi Arabian Oil Co. 4.375% due 2/2/2031(4)	200,000	195,477

SM Energy Co. 6.75% due 8/1/2029(4)	158,000	160,879

Transocean International Ltd. 7.875% due 10/15/2032(4)	146,000	152,415

Viper Energy Partners LLC 5.70% due 8/1/2035	145,000	147,310

Wildfire Intermediate Holdings LLC 7.50% due 10/15/2029(4)	203,000	208,189

		2,577,346
Oil & Gas Services – 0.2%

Kodiak Gas Services LLC 6.50% due 10/1/2033(4)	147,000	149,007

WBI Operating LLC 6.25% due 10/15/2030(4)	150,000	150,834

		299,841
Packaging & Containers – 0.1%

Clydesdale Acquisition Holdings, Inc. 6.75% due 4/15/2032(4)	144,000	139,767

		139,767

June 30, 2026 (unaudited)	Principal Amount	Value
Pharmaceuticals – 1.1%

AbbVie, Inc. 4.80% due 3/15/2027	$249,000	$249,842

Bayer Corp. 6.65% due 2/15/2028(4)	343,000	353,082

Bayer U.S. Finance LLC 6.375% due 11/21/2030(4)	400,000	420,970

EMD Finance LLC 4.125% due 8/15/2028(4)	150,000	148,476

Pfizer Investment Enterprises Pte Ltd. 4.45% due 5/19/2028	250,000	250,181

Teva Pharmaceutical Finance Netherlands III BV 3.15% due 10/1/2026	25,000	24,877

		1,447,428
Pipelines – 2.8%

Colonial Enterprises, Inc. 5.627% due 11/15/2035(4)	228,000	227,903

Columbia Pipelines Holding Co. LLC 4.999% due 11/17/2032(4)	334,000	330,301
5.097% due 10/1/2031(4)	101,000	101,097

DT Midstream, Inc. 4.125% due 6/15/2029(4)	286,000	280,285

Eastern Energy Gas Holdings LLC 5.65% due 10/15/2054	116,000	110,999
5.80% due 1/15/2035	207,000	214,072

Enbridge, Inc. 8.50% (8.50% fixed rate until 10/15/2033; 5 yr. CMT + 4.43% thereafter) due 1/15/2084(2)	300,000	342,959

Esentia Energy Development SAB de CV 6.50% due 7/30/2038(4)	200,000	196,160

Florida Gas Transmission Co. LLC 5.75% due 7/15/2035(4)	282,000	290,431

Gulfstream Natural Gas System LLC 5.60% due 7/23/2035(4)	272,000	276,106

NGPL PipeCo LLC 3.25% due 7/15/2031(4)	443,000	407,527

QazaqGaz NC JSC 5.625% due 5/8/2036(4)	200,000	196,714

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.50% due 3/1/2030	310,000	312,512

Venture Global Plaquemines LNG LLC 7.50% due 5/1/2033(4)	241,000	264,501

		3,551,567
Real Estate – 0.1%

Kennedy-Wilson, Inc. 7.00% due 6/1/2031(4)	172,000	175,824

		175,824

8	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2026 (unaudited)	Principal Amount	Value
Real Estate Investment Trusts – 1.1%

Brandywine Operating Partnership LP 4.55% due 10/1/2029	$144,000	$135,383

Brixmor Operating Partnership LP 5.375% due 6/15/2036	134,000	133,727

Crown Castle, Inc. 3.30% due 7/1/2030	308,000	290,221

EPR Properties 4.50% due 6/1/2027	180,000	179,637

Goodman U.S. Finance Seven LLC 5.25% due 4/28/2036(4)	217,000	213,202

Iron Mountain Information Management Services, Inc. 5.00% due 7/15/2032(4)	161,000	154,694

Millrose Properties, Inc. 6.375% due 8/1/2030(4)	151,000	153,046

VICI Properties LP/VICI Note Co., Inc. 4.625% due 12/1/2029(4)	177,000	173,731

		1,433,641
Retail – 0.2%

Advance Auto Parts, Inc. 7.00% due 8/1/2030(4)	126,000	129,192

QXO Building Products, Inc. 6.75% due 4/30/2032(4)	131,000	135,268

		264,460
Semiconductors – 1.1%

Foundry JV Holdco LLC 5.50% due 1/25/2031(4)	200,000	204,464
5.90% due 1/25/2033(4)	225,000	234,506
6.15% due 1/25/2032(4)	200,000	209,780

Intel Corp. 4.10% due 5/19/2046	147,000	113,855
5.00% due 8/15/2033	96,000	95,265
5.30% due 5/15/2036	100,000	99,500

Kioxia Holdings Corp. 6.625% due 7/24/2033(4)	234,000	244,740

Marvell Technology, Inc. 5.30% due 4/15/2036	194,000	193,016

		1,395,126
Software – 0.6%

Fiserv, Inc. 5.15% due 8/12/2034	85,000	82,546
5.45% due 3/15/2034	101,000	100,204

Oracle Corp. 5.95% due 9/26/2055	479,000	407,063
6.55% due 2/4/2046	201,000	189,480

		779,293
Telecommunications – 1.1%

Cipher Compute LLC 7.125% due 11/15/2030(4)	140,000	145,533

Core Scientific Finance I LLC 7.75% due 5/15/2031(4)	257,000	260,612

June 30, 2026 (unaudited)	Principal Amount	Value
Telecommunications (continued)

Level 3 Financing, Inc. 8.50% due 1/15/2036(4)	$265,801	$285,426

NTT Finance Corp. 5.11% due 7/2/2029(4)	200,000	201,647

QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC 5.70% due 4/15/2036(4)	342,000	325,172

SV RNO Property Owner 1 LLC 5.875% due 3/1/2031(4)	143,000	140,938

		1,359,328
Transportation – 0.4%

GXO Logistics, Inc. 6.50% due 5/6/2034	193,000	202,409

Rand Parent LLC 8.50% due 2/15/2030(4)	131,000	135,696

Watco Cos. LLC/Watco Finance Corp. 7.125% due 8/1/2032(4)	209,000	214,599

		552,704
Water – 0.2%

Nova Securitisation SARL 5.75% due 2/3/2031(4)	280,000	269,885

		269,885

Total Corporate Bonds & Notes (Cost $48,503,999)		48,482,851
Non-Agency Mortgage-Backed Securities – 10.7%

BANK Series 2019-BN21, Class A5 2.851% due 10/17/2052	200,000	188,491

BBCMS Mortgage Trust Series 2023-C21, Class A5 6.00% due 9/15/2056(1)(2)	370,000	389,942
Series 2025-5C33, Class A4 5.839% due 3/15/2058	170,000	174,974
Series 2025-5C34, Class A3 5.659% due 5/15/2058	210,000	215,194

Benchmark Mortgage Trust Series 2018-B2, Class A5 3.882% due 2/15/2051(1)(2)	290,000	285,663
Series 2024-V11, Class A3 5.909% due 11/15/2057(1)(2)	70,000	72,099
Series 2024-V6, Class A3 5.926% due 3/15/2057	160,000	163,870
Series 2024-V9, Class A3 5.602% due 8/15/2057	410,000	417,399

BMO Mortgage Trust Series 2023-C5, Class A4 5.494% due 6/15/2056	220,000	224,401
Series 2024-5C5, Class A3 5.857% due 2/15/2057	250,000	256,457
Series 2024-5C8, Class A3 5.625% due 12/15/2057(1)(2)	270,000	275,654

BX Commercial Mortgage Trust Series 2026-CSMO, Class B 5.325% due 2/15/2043(1)(2)(4)	200,000	201,375

The accompanying notes are an integral part of these financial statements.	9

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2026 (unaudited)	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)

BX Trust Series 2025-ROIC, Class B 5.019% due 3/15/2030(1)(2)(4)	$298,826	$298,079
Series 2025-VOLT, Class D 6.375% due 12/15/2044(1)(2)(4)	220,000	219,588

CIM Trust Series 2021-INV1, Class A2 2.50% due 7/1/2051(1)(2)(4)	314,510	259,577
Series 2021-J3, Class A1 2.50% due 6/25/2051(1)(2)(4)	759,529	624,438

Citigroup Mortgage Loan Trust, Inc. Series 2022-INV1, Class A3B 3.00% due 11/27/2051(1)(2)(4)	72,091	61,882

CONE Trust Series 2024-DFW1, Class A 5.267% due 8/15/2041(1)(2)(4)	210,000	209,147

Connecticut Avenue Securities Trust Series 2023-R03, Class 2M2 7.528% due 4/25/2043(1)(2)(4)	85,000	88,697
Series 2023-R04, Class 1M1 5.928% due 5/25/2043(1)(2)(4)	159,360	161,625

DBC Mortgage Trust Series 2025-DBC, Class A 4.976% due 11/15/2042(1)(2)(4)	190,000	190,178

EFMT Series 2025-INV4, Class A1 5.10% due 10/25/2070	6,210	6,161

ESTN Trust Series 2026-TOWN, Class A 5.538% due 5/12/2046(1)(2)(4)	200,000	202,132

Flagstar Mortgage Trust Series 2021-3INV, Class A2 2.50% due 6/25/2051(1)(2)(4)	507,460	419,423

Freddie Mac STACR REMIC Trust Series 2022-DNA1, Class M2 6.128% due 1/25/2042(1)(2)(4)	225,000	226,899
Series 2022-DNA3, Class M2 7.978% due 4/25/2042(1)(2)(4)	150,000	153,984

GS Mortgage-Backed Securities Trust Series 2021-MM1, Class A2 2.50% due 4/25/2052(1)(2)(4)	287,826	237,353
Series 2021-PJ2, Class A2 2.50% due 7/25/2051(1)(2)(4)	393,278	325,295
Series 2021-PJ8, Class A2 2.50% due 1/25/2052(1)(2)(4)	525,030	432,962

JP Morgan Mortgage Trust Series 2021-13, Class A3 2.50% due 4/25/2052(1)(2)(4)	410,459	338,234
Series 2021-INV6, Class A2 3.00% due 4/25/2052(1)(2)(4)	162,335	140,060
Series 2021-INV8, Class A2 3.00% due 5/25/2052(1)(2)(4)	547,284	471,533
Series 2022-4, Class A3 3.00% due 10/25/2052(1)(2)(4)	297,657	255,520
Series 2022-INV1, Class A3 3.00% due 3/25/2052(1)(2)(4)	78,846	67,681

June 30, 2026 (unaudited)	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)
Series 2022-INV3, Class A3B 3.00% due 9/25/2052(1)(2)(4)	$214,592	$184,890
Series 2025-DSC1, Class A1 5.577% due 9/25/2065(1)(2)(4)	327,419	326,991
Series 2025-VIS3, Class A1 5.062% due 2/25/2066(1)(2)(4)	187,937	186,141
Series 2026-NQM1, Class A1FC 4.601% due 6/25/2066(1)(2)(4)	148,019	146,456
Series 2026-NQM2, Class A1FC 5.05% due 9/25/2066(1)(2)(4)	200,031	198,856

KIND Commercial Mortgage Trust Series 2024-1, Class A 5.515% due 8/15/2041(1)(2)(4)	170,000	170,106

Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-5C1, Class A3 5.635% due 3/15/2058	150,000	153,422

Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC2, Class A1 5.443% due 7/25/2070(1)(2)(4)	266,410	265,925
Series 2026-DSC1, Class A1FC 4.617% due 1/25/2071(1)(2)(4)	125,943	124,810

NYC Commercial Mortgage Trust Series 2026-1PARK, Class C 5.483% due 2/15/2043(1)(2)(4)	200,000	200,404

NYMT Loan Trust Series 2025-INV2, Class A1 5.00% due 10/25/2060(1)(2)(4)	242,358	240,397

OBX Trust Series 2025-NQM17, Class A1FC 4.848% due 8/25/2065(1)(2)(4)	166,662	165,574
Series 2025-NQM20, Class A1 5.021% due 10/25/2065(1)(2)(4)	84,501	83,816
Series 2026-NQM6, Class A1FC 5.063% due 4/26/2066(1)(2)(4)	255,844	254,606
Series 2026-NQM7, Class A1FC 5.22% due 4/25/2066(1)(2)(4)	161,993	161,554

Rate Mortgage Trust Series 2021-HB1, Class A1 2.50% due 12/25/2051(1)(2)(4)	204,377	168,537

RCKT Mortgage Trust Series 2021-4, Class A1 2.50% due 9/25/2051(1)(2)(4)	82,908	68,369
Series 2021-5, Class A1 2.50% due 11/25/2051(1)(2)(4)	557,454	460,757

ROCK Trust Series 2024-CNTR, Class A 5.388% due 11/13/2041(4)	140,000	141,498

Sequoia Mortgage Trust Series 2026-INV1, Class A2 4.50% due 1/25/2056(1)(2)	4,255	4,016

SWCH Commercial Mortgage Trust Series 2025-DATA, Class A 5.068% due 2/15/2042(1)(2)(4)	370,000	367,687

TEXAS Commercial Mortgage Trust Series 2025-TWR, Class B 5.218% due 4/15/2042(1)(2)(4)	200,000	199,875

10	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2026 (unaudited)	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)

Verus Securitization Trust Series 2025-9, Class A1 4.935% due 10/27/2070(1)(2)(4)	$268,335	$266,257
Series 2026-2, Class A1FC 4.507% due 2/25/2071(1)(2)(4)	109,165	107,790
Series 2026-R3, Class A1FC 5.19% due 2/27/2068(1)(2)(4)	93,231	92,884

Wells Fargo Commercial Mortgage Trust Series 2019-C51, Class A3 3.055% due 6/15/2052	264,019	251,979
Series 2021-C61, Class A4 2.658% due 11/15/2054	250,000	222,651
Series 2025-C65, Class A5 5.292% due 10/15/2058	320,000	324,265

Total Non-Agency Mortgage-Backed Securities (Cost $13,886,644)		13,796,480
Senior Secured Loans – 1.7%
Aerospace & Defense – 0.1%

TransDigm, Inc. 2026 Term Loan N 6.144% (1 mo. USD Term SOFR + 2.50%) due 2/13/2033(2)	114,713	114,694

		114,694
Airlines – 0.1%

American Airlines, Inc. 2025 Term Loan 5.925% (3 mo. USD Term SOFR + 2.25%) due 4/20/2028(2)	134,584	134,353

		134,353
Diversified Financial Services – 0.6%

Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6 5.389% (1 mo. USD Term SOFR + 1.75%) due 6/24/2030(2)	416,655	416,480

Hudson River Trading LLC 2026 Repriced Term Loan B 6.139% (1 mo. USD Term SOFR + 2.50%) due 3/18/2030(2)	335,066	332,496

		748,976
Electric – 0.0%

NRG Energy, Inc. 2024 Term Loan 5.419% (3 mo. USD Term SOFR + 1.75%) due 4/16/2031(2)	76,762	76,644

		76,644

June 30, 2026 (unaudited)	Principal Amount		Value
Entertainment – 0.3%

Flutter Financing BV 2024 Term Loan B 5.482% (3 mo. USD Term SOFR + 1.75%) due 11/30/2030(2)		$363,402	$359,677

			359,677
Environmental Control – 0.2%

Clean Harbors, Inc. 2025 Term Loan 5.144% (1 mo. USD Term SOFR + 1.50%) due 10/8/2032(2)		205,965	206,480

			206,480
Healthcare Products – 0.0%

McKesson Medical-Surgical Top Holdings, Inc. Term Loan B 5.982% (3 mo. USD Term SOFR + 2.25%) due 6/9/2032(2)		75,000	74,938

			74,938
Media – 0.1%

Charter Communications Operating LLC 2024 Term Loan B5 5.942% (3 mo. USD Term SOFR + 2.25%) due 12/15/2031(2)		199,494	196,302

			196,302
Pipelines – 0.2%

Colossus Acquireco LLC Term Loan B 5.37% (3 mo. USD Term SOFR + 1.75%) due 7/30/2032(2)		234,820	233,157

			233,157
Retail – 0.1%

Raising Cane’s Restaurants LLC 2026 Term Loan B 5.621% (1 mo. USD Term SOFR + 2.00%) due 6/6/2033(2)		113,000	112,294

			112,294

Total Senior Secured Loans (Cost $2,269,065)			2,257,515
Foreign Government – 2.0%

Asian Development Bank 1.50% due 1/20/2027	USD	106,000	104,550

Caisse d’Amortissement de la Dette Sociale 4.00% due 2/12/2031	USD	340,000	333,698

Cassa Depositi e Prestiti SpA 4.375% due 10/1/2030	USD	334,000	329,336

The accompanying notes are an integral part of these financial statements.	11

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2026 (unaudited)	Principal Amount		Value
Foreign Government (continued)

Hungary Government International Bonds 5.25% due 6/16/2029	USD	323,000	$326,787

Japan Finance Organization for Municipalities 4.125% due 4/2/2031	USD	338,000	332,988

Panama Government International Bonds 5.227% due 2/23/2034	USD	200,000	196,560

Province of Ontario Canada 4.85% due 5/29/2036	USD	178,000	180,306

Province of Quebec Canada 4.625% due 6/3/2036	USD	215,000	213,531

Republic of Uzbekistan International Bonds 7.85% due 10/12/2028	USD	253,000	267,273

Romania Government International Bonds 5.75% due 7/4/2036(4)	USD	58,000	55,463
6.625% due 5/16/2036(4)	USD	266,000	271,477

Total Foreign Government (Cost $2,613,242)			2,611,969
U.S. Government Securities – 18.6%

U.S. Treasury Bonds 4.00% due 11/15/2042		$2,326,000	2,098,942
4.625% due 11/15/2044		2,212,000	2,131,729
4.75% due 2/15/2045		3,493,000	3,416,727
4.75% due 11/15/2053		2,792,000	2,701,042
4.75% due 5/15/2055		3,914,000	3,796,733
4.75% due 2/15/2056		1,740,000	1,690,247
4.875% due 8/15/2045		3,143,000	3,119,059

U.S. Treasury Notes 3.625% due 12/31/2030		2,260,000	2,206,766
3.75% due 4/30/2028		52,000	51,624
3.875% due 3/31/2031		920,000	906,919
4.125% due 6/30/2028		1,915,000	1,914,028

Total U.S. Government Securities (Cost $24,212,898)			24,033,816

June 30, 2026 (unaudited)	Principal Amount	Value
U.S. Treasury Bills – 0.1%

U.S. Treasury Bills 3.589% due 4/15/2027(5)	$188,000	$182,316

Total U.S. Treasury Bills (Cost $182,439)		182,316
Repurchase Agreements – 1.5%

Fixed Income Clearing Corp., 1.06%, dated 6/30/2026, proceeds at maturity value of $2,004,614, due 7/1/2026(6)	2,004,555	2,004,555

Total Repurchase Agreements (Cost $2,004,555)		2,004,555

Total Investments – 116.2% (Cost $150,975,161)		150,472,226

Liabilities in excess of other assets – (16.2)%		(20,995,182)

Total Net Assets – 100.0%		$ 129,477,044

(1)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2026.
(3)	TBA — To be announced.
(4)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2026, the aggregate market value of these securities amounted to $51,461,637, representing 39.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(5)	Interest rate shown reflects the discount rate at time of purchase.
(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.00%	12/15/2027	$2,044,700	$2,044,748

Open futures contracts at June 30, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2026	22	Long	$4,626,156	$4,534,922	$(91,234)

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Ultra 10-Year Treasury Note	September 2026	7	Short	$(781,996)	$(787,281)	$(5,285)

Legend:

ACES — Alternative Credit Enhancement Securities

CLO — Collateralized Loan Obligation

CMT — Constant Maturity Treasury

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

USD — United States Dollar

12	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

Assets (unaudited)	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$37,654,056	$—	$37,654,056
Asset-Backed Securities	—	19,448,668	—	19,448,668
Corporate Bonds & Notes	—	48,482,851	—	48,482,851
Non-Agency Mortgage-Backed Securities	—	13,796,480	—	13,796,480
Senior Secured Loans	—	2,257,515	—	2,257,515
Foreign Government	—	2,611,969	—	2,611,969
U.S. Government Securities	—	24,033,816	—	24,033,816
U.S. Treasury Bills	—	182,316	—	182,316
Repurchase Agreements	—	2,004,555	—	2,004,555
Total Assets	$—	$150,472,226	$—	$150,472,226
Liabilities
Other Financial Instruments
Futures	(96,519)	—	—	(96,519)
Total Liabilities	$(96,519)	$—	$—	$(96,519)

The accompanying notes are an integral part of these financial statements.	13

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Statement of Assets and Liabilities As of June 30, 2026 (unaudited)
Assets

Investments, at value	$150,472,226

Cash	518

Receivable for investments sold	21,924,318

Interest receivable	1,141,294

Cash deposits with brokers for futures contracts	97,875

Receivable for fund shares subscribed	18,509

Reimbursement receivable from adviser	15,624

Prepaid expenses	2,582

Total Assets	173,672,946

Liabilities

Payable for investments purchased	43,902,648

Accrued custodian and accounting fees	65,014

Payable for variation margin on futures contracts	53,931

Investment advisory fees payable	48,346

Payable for fund shares redeemed	46,473

Distribution fees payable	26,859

Accrued audit fees	20,946

Accrued administrative fees	19,197

Accrued transfer agent fees	5,998

Accrued legal fees	5,378

Accrued trustees’ and officers’ fees	469

Accrued expenses and other liabilities	643

Total Liabilities	44,195,902

Total Net Assets	$129,477,044

Net Assets Consist of:

Paid-in capital	$94,485,671

Distributable earnings	34,991,373

Total Net Assets	$129,477,044

Investments, at Cost	$150,975,161

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	11,188,740

Net Asset Value Per Share	$11.57

Statement of Operations For the Six Months Ended June 30, 2026 (unaudited)
Investment Income

Interest	$3,368,787

Total Investment Income	3,368,787

Expenses

Investment advisory fees	304,110

Distribution fees	168,950

Custodian and accounting fees	79,112

Professional fees	35,793

Administrative fees	23,445

Trustees’ and officers’ fees	23,128

Transfer agent fees	8,093

Shareholder reports	4,094

Other expenses	4,865

Total Expenses	651,590

Less: Fees waived	(95,228)

Total Expenses, Net	556,362

Net Investment Income/(Loss)	2,812,425

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Derivative Contracts

Net realized gain/(loss) from investments	(408,204)

Net realized gain/(loss) from futures contracts	(115,742)

Net change in unrealized appreciation/(depreciation) on investments	(1,524,968)

Net change in unrealized appreciation/(depreciation) on futures contracts	(6,498)

Net Loss on Investments and Derivative Contracts	(2,055,412)

Net Increase in Net Assets Resulting From Operations	$757,013

14	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/26	For the Year Ended 12/31/25

Operations

Net investment income/(loss)	$2,812,425	$6,625,179

Net realized gain/(loss) from investments and derivative contracts	(523,946)	(1,280,629)

Net change in unrealized appreciation/(depreciation) on investments and derivative contracts	(1,531,466)	5,092,968

Net Increase in Net Assets Resulting from Operations	757,013	10,437,518

Capital Share Transactions

Proceeds from sales of shares	7,122,954	10,211,036

Cost of shares redeemed	(18,478,738)	(50,004,378)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(11,355,784)	(39,793,342)

Net Decrease in Net Assets	(10,598,771)	(29,355,824)

Net Assets

Beginning of period	140,075,815	169,431,639

End of period	$129,477,044	$140,075,815

Other Information:

Shares

Sold	616,320	914,341

Redeemed	(1,601,385)	(4,504,310)

Net Decrease	(985,065)	(3,589,969)

The accompanying notes are an integral part of these financial statements.	15

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/26	$11.51	$0.24	$(0.18)	$0.06	$11.57	0.52%(4)

Year Ended 12/31/25	10.75	0.48	0.28	0.76	11.51	7.07%

Year Ended 12/31/24	10.50	0.47	(0.22)	0.25	10.75	2.38%

Year Ended 12/31/23	9.93	0.41	0.16	0.57	10.50	5.74%

Year Ended 12/31/22	11.58	0.26	(1.91)	(1.65)	9.93	(14.25)%

Year Ended 12/31/21	11.58	0.16	(0.16)	0.00	11.58	0.00%

16	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$129,477	0.82%	(4)	0.96%	(4)	4.16%	(4)	4.02%	(4)	73%	(4)

140,076	0.82%		0.95%		4.31%		4.18%		116%

169,432	0.81%		0.88%		4.45%		4.38%		123%

224,645	0.81%		0.84%		4.02%		3.99%		137%

253,133	0.81%		0.81%		2.46%		2.46%		198%

345,332	0.80%		0.80%		1.42%		1.42%		181%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.	17

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2026 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Core Plus Fixed Income VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks income and capital appreciation to produce a high total return.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”).

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

18

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2026, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2026 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2026, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps, options and swaptions, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

19

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Total Return Swaps Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent that the total return of the security, basket of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

e. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps and swaptions on individual obligations or credit indices. The Fund may use these investments for hedging and non-hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund.

The Fund may also enter into cleared swaps with a central clearinghouse. In a centrally cleared derivative transaction, the Fund typically enters into the transaction with a financial institution counterparty serving as the clearinghouse, and performance of the transaction is effectively guaranteed against default by such counterparty, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction.

A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a premium for the option and obtains the right, but not the obligation, to enter into or modify an underlying swap or to modify the terms of an existing swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into or modify an underlying swap on agreed-upon terms, which generally entails a greater risk of loss than incurred in buying a swaption.

The Fund may not achieve the anticipated benefits of swap contracts and may realize a loss. There were no credit default swaps or swaptions held during the six months ended June 30, 2026.

f. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect

20

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value. There were no options transactions as of June 30, 2026.

g. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of

Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

h. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the six months ended June 30, 2026, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund.

i. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/ accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

j. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

k. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and assesses performance

21

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.45% of the first $300 million, and 0.40% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2027 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.83% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2026, the expense limitation was 0.82%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2026, Park Avenue waived fees and/or paid Fund expenses in the amount of $95,228.

Park Avenue has entered into a Sub-Advisory Agreement with Lord, Abbett & Co. LLC (“Lord Abbett”). Lord Abbett is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2026, the Fund incurred distribution fees in the amount of $168,950 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (“TBA”) securities) for the six months ended June 30, 2026, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$39,671,203	$57,110,298
Sales	43,164,080	57,011,794

b.Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

22

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

c.Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

d. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

TBA securities and purchase commitments are commitments to purchase mortgage-backed securities for a fixed price at a future date. At the time of purchase, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, the Fund agrees to accept any mortgage-backed security that meets specified terms. Thus, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. The principal risks are that the counterparty may not deliver the security as promised and/or that the value of the TBA security may decline prior to when the Fund receives the security. Also, the value of TBA securities on the delivery date may be more or less than the price paid by the Fund to purchase the securities. The Fund will lose money if the value of the TBA security declines below the purchase price and will not benefit if the value of the security appreciates above the sale price prior to delivery.

e. Mortgage Dollar Rolls The Fund may engage from time to time in mortgage dollar roll transactions, which involve a sale by the Fund of a mortgage-backed security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. These transactions are typically used for short term financing. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, the Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for the Fund. The Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income. Mortgage dollar roll transactions are subject to certain risks, including the risk that securities returned to the Fund at the end of the roll transaction, while substantially similar, may be inferior to the securities initially sold by the Fund to the counterparty. The transactions involve the risk that the market price of mortgage-backed securities in a mortgage dollar roll transaction decline below the agreed-upon future repurchase price. Conversely, the market value of the securities subject to a Fund’s forward sale commitment may increase above the exercise price of the forward commitment. Dollar rolls (and when-issued, delayed delivery and to-be-announced transactions) are speculative techniques that may result in leverage and increased volatility. These transactions may also increase risk associated with volatility and losses and are subject to counterparty risk. In addition, investment in mortgage dollar rolls may significantly increase the Fund’s portfolio turnover rate.

f. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2026, the Fund did not hold any restricted, other than 144A restricted securities or illiquid securities.

23

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

g. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

h. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government. In addition, mortgage-backed and other asset-backed securities are subject to the risk that underlying obligations will be repaid sooner (known as “prepayment risk”) or later (known as “extension risk”) than expected because of changes in interest rates, either of which may result in lower than expected returns for the Fund. Because mortgage-backed securities are backed by mortgage loans, they also are subject to risks associated with the ownership of real estate and the real estate industry.

i. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

j. Derivative Instruments Investments in derivatives (including short exposures through derivatives) pose risks in addition to, and potentially greater than, those associated with investing directly in other investments, including potentially heightened liquidity and valuation risk, counterparty risk, market risk, operational risk, and legal risk. In addition, certain derivatives result in leverage, which can result in losses substantially greater than the amount invested in the derivatives by the Fund. The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2026 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. With respect to exchange traded futures, the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures contracts against default.

Under certain market conditions, the Fund may use credit default swaps, swaps or swaptions to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve exposure, (iii) manage risk, (iv) enhance returns, or (v) as substitutes for permitted Fund investments. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component.

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign

24

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM”s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

Generally, the Fund will enter into swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps, including credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In addition to the other risks generally applicable to derivatives, risks associated with credit default swaps, swaptions, and total return swaps include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

As of June 30, 2026, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Interest Rate Contracts

Liability Derivatives
Futures Contracts[1]	$(96,519)
[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative investments for the six months June 30, 2026 were as follows:

Interest Rate Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$(115,742)

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[2]	$(6,498)

Average Number of Notional Amounts
Futures Contracts[3]	46

[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[3]	Amount represents number of contracts.

k. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and developments, may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social or political unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

l. Loans Investments in loans are particularly subject to, among other risks, credit risk, interest rate risk, and counterparty risk. The Fund’s investments in loans can be difficult to value accurately and may be more susceptible to liquidity risk than fixed income (or debt) investments of similar credit quality and/or maturity. Investments or transactions in loans are often subject to long settlement periods (potentially longer than seven days), which could limit the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. As a result, the Fund may be forced to sell other, more desirable, liquid investments, sell illiquid investments at a loss or take other measures to raise cash. Loans often are rated below investment-grade and may be unrated and subject the Fund to the risk that the value of the collateral for the loan may be insufficient to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants (if any) more difficult for the Fund as legal action may have to go through the issuer of the participations. Investments in loans that lack or possess fewer or contingent contractual restrictive covenants are particularly susceptible to the risks associated with these investments. In addition, loans and other similar investments may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

25

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 14, 2026. The Fund did not utilize the credit facility during the six months ended June 30, 2026.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that there was the following subsequent event:

On July 9, 2026, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”), which provides for the reorganization of each series (fund) of the Trust (each, a

“Target Portfolio” and, collectively, the “Target Portfolios”) into corresponding series of SunAmerica Series Trust (“SAST”) or Seasons Series Trust (“SST”), as applicable, identified (each, an (“Acquiring Portfolio” and, collectively the “Acquiring Portfolios”) (each, a “Reorganization” and, collectively, the “Reorganizations”), subject to shareholder approval. Under the terms of the proposed Reorganizations, each Target Portfolio would transfer substantially all of its assets and liabilities to a corresponding Acquiring Portfolio in exchange for shares of the Acquiring Portfolio. Shares of the Acquiring Portfolio which would be distributed to shareholders of the applicable Target Portfolio, who will own Class 1 or Class 3 shares, as applicable, of the Acquiring Portfolio. Following completion of the Reorganizations, each Target Portfolio will be terminated.

Shareholders of record as of August 17, 2026 will be asked to approve the proposed Reorganizations at a special meeting of shareholders expected to be held on or about November 13, 2026. If approved and all conditions to closing are satisfied or waived, the Reorganizations are expected to be completed during the fourth quarter of 2026.

The Reorganizations are not expected to be taxable events to contract owners of the variable insurance products investing in the Funds.

Target Portfolio	Acquiring Portfolio
Guardian Equity Income VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Value Portfolio, a series of SAST
Guardian Integrated Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian All Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Strategic Large Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Diversified Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian International Equity VIP Fund, a series of GVPT	SA BlackRock Advantage International Portfolio (formerly, SA Morgan Stanley International Equities Portfolio), a series of SAST
Guardian Balanced Allocation VIP Fund, a series of GVPT	SA Index Allocation 60/40 Portfolio, a series of SAST
Guardian Total Return Bond VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST

26

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Target Portfolio	Acquiring Portfolio
Guardian Core Plus Fixed Income VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST
Guardian Large Cap Fundamental Growth VIP Fund, a series of GVPT	SA MFS Large Cap Growth Portfolio, a series of SAST
Guardian Small Cap Value Diversified VIP Fund, a series of GVPT	SA Franklin Small Company Value Portfolio, a series of SAST
Guardian Multi-Sector Bond VIP Fund, a series of GVPT	SA Multi-Managed Diversified Fixed Income Portfolio, a series of SST
Guardian Short Duration Bond VIP Fund, a series of GVPT	SA JPMorgan Ultra-Short Bond Portfolio, a series of SAST
Guardian Growth & Income VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian Large Cap Disciplined Value VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian International Growth VIP Fund, a series of GVPT	SA Fidelity Institutional AM International Growth Portfolio, a series of SAST
Guardian Global Utilities VIP Fund, a series of GVPT	SA Large Cap Value Index Portfolio, a series of SAST

Target Portfolio	Acquiring Portfolio
Guardian Large Cap Disciplined Growth VIP Fund, a series of GVPT	SA Franklin Large Cap Disciplined Growth Portfolio, a newly created series of SAST
Guardian Core Fixed Income VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian U.S. Government/Credit VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian Small-Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Select Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Relative Value VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Traditional Growth VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST

27

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and subadvisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 18-19, 2026 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act, of a party to the agreement (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select

Mid Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Value Diversified VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government/Credit VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing subadvisory agreements (the “Subadvisory Agreements”) between the Manager and the following investment advisory firms engaged to serve as subadvisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund and Guardian Small Cap Value Diversified VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund and Guardian Multi-Sector Bond VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Short Duration Bond VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund and Guardian U.S. Government/Credit VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund, Guardian Select Mid Cap Core VIP Fund and Guardian Core Fixed Income VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund and Guardian Total Return Bond VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the Meeting, (each, a “Subadviser” and collectively, the “Subadvisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement,” collectively with the Management

28

Agreement and Subadvisory Agreements, the “Agreements”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Subadviser) with respect to Guardian International Equity VIP Fund, in substantially the form presented at the Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Subadviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent legal counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Subadviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Subadvisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Subadvisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Subadviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Subadvisers, monitoring the Subadvisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Subadvisers with respect to the services that the Subadvisers provide under the Subadvisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend subadvisers, and the Manager’s ability to monitor and oversee subadvisers and recommend replacement subadvisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Subadvisers on a periodic basis, follow through with additional inquiries on questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to

29

the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Subadvisers. The Trustees also considered, among other things, the terms of the Subadvisory Agreements and the range of investment advisory services provided by the Subadvisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Subadvisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Subadvisers.

Based upon these considerations, the Trustees concluded that the nature, extent and quality of services provided to the Funds by the Manager and each Subadviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds.

The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each

Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Subadvisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Subadviser was generally satisfactory, or, that any steps being taken by the Manager and Subadvisers intended to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Subadvisers, but noted that the Manager had negotiated the fees with the Subadvisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Subadvisers was a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2026, through April 30, 2027. Although the Board recognized that the comparisons between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that

30

the comparative information supported their consideration and approval of the management fees and their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the subadvisory fees paid under the Subadvisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Subadvisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Subadvisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and subadvisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Subadvisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that the management and/or subadvisory fees for some Funds included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from certain of the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the

1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than subadvisory fees, that the Subadvisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Subadvisers and their affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2025, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2026, through April 30, 2027 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

31

•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the S&P 500 Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year period and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 3-year periods and higher than the Bloomberg US Aggregate Bond Index for the 5-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year and 3-year periods and in line with the S&P 500 Index for the 5-year period.
•	The Board noted that the actual management fee was in the 1st quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 3rd quintile of its performance universe for the 3-year period, and in the 4th quintile of its performance universe for the 5-year period.

32

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group and the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Growth Index for the 1-year and 5-year periods and was in line with the MSCI EAFE Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year and 5-year periods.
•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the 1-year and 3-year periods and higher than the Russell Midcap Growth Index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

33

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for the 3-year period, and in the 5th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 3-year periods and lower than the Bloomberg US Aggregate Bond Index for the 5-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 4th quintile of the expense group (but still within one basis point of median for total expenses).

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the S&P MidCap 400 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was in line with the Bloomberg US Government/Credit 1-3 Year Total Return Index for the 1-year and 3-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Value Diversified VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 2000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board approved a new Subadviser effective during 2026.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

34

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and the actual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian U.S. Government/Credit VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 3rd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.
•	The Board noted that the Fund’s performance was lower than the Bloomberg US Intermediate Government/Credit Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 4th quintile of the expense group (but still within one basis point of median for total expenses).

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

35

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36

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37

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8167

Guardian Variable

Products Trust

2026

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2026

Guardian Diversified Research VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Diversified Research VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2026. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

June 30, 2026 (unaudited)	Shares	Value
Common Stocks – 99.1%

Aerospace & Defense – 2.9%

Airbus SE (Netherlands)	2,067	$460,067

Boeing Co.(1)	3,973	860,035

Honeywell Aerospace, Inc.(1)	2,047	452,551

Northrop Grumman Corp.	806	410,504

RTX Corp.(2)	3,491	662,347

		2,845,504
Air Freight & Logistics – 0.5%

FedEx Corp.	1,636	512,281

		512,281
Automobiles – 1.0%

General Motors Co.	3,108	239,565

Tesla, Inc.(1)	1,632	686,419

		925,984
Banks – 2.4%

Bank of America Corp.	12,032	685,584

Citigroup, Inc.	6,721	940,671

JPMorgan Chase & Co.	2,103	688,375

		2,314,630
Beverages – 1.8%

Coca-Cola Co.	11,537	937,612

Keurig Dr Pepper, Inc.	18,572	607,861

PepsiCo, Inc.	1,857	251,438

		1,796,911
Biotechnology – 1.3%

AbbVie, Inc.	3,135	788,891

Gilead Sciences, Inc.	2,116	267,335

Vertex Pharmaceuticals, Inc.(1)	465	230,980

		1,287,206
Broadline Retail – 4.1%

Amazon.com, Inc.(1)	16,654	3,969,314

		3,969,314
Building Products – 0.6%

Trane Technologies PLC	1,092	536,347

		536,347
Capital Markets – 2.8%

Blackrock, Inc.	317	304,814

Charles Schwab Corp.	7,037	649,304

CME Group, Inc.	1,323	292,158

KKR & Co., Inc.	1,772	162,634

Morgan Stanley	1,589	332,165

Nasdaq, Inc.	3,640	286,905

Robinhood Markets, Inc., Class A(1)	1,209	121,238

State Street Corp.	1,068	181,133

TPG, Inc.	9,003	365,072

		2,695,423
Chemicals – 0.7%

Corteva, Inc.	3,123	264,487

Linde PLC	253	131,292

PPG Industries, Inc.	2,532	307,106

		702,885

June 30, 2026 (unaudited)	Shares	Value
Commercial Services & Supplies – 0.2%

Cintas Corp.	970	$164,978

		164,978
Communications Equipment – 2.3%

Cisco Systems, Inc.	18,757	2,203,197

		2,203,197
Construction Materials – 0.6%

CRH PLC	5,476	585,932

		585,932
Consumer Finance – 1.0%

Capital One Financial Corp.	4,823	967,590

		967,590
Consumer Staples Distribution & Retail – 1.7%

Costco Wholesale Corp.	810	757,731

U.S. Foods Holding Corp.(1)	1,675	171,269

Walmart, Inc.	6,385	723,165

		1,652,165
Electric Utilities – 1.7%

American Electric Power Co., Inc.	2,083	284,975

Constellation Energy Corp.	352	87,426

NextEra Energy, Inc.	4,890	429,195

NRG Energy, Inc.	4,031	588,768

Xcel Energy, Inc.	3,089	248,047

		1,638,411
Electrical Equipment – 1.3%

GE Vernova, Inc.	1,098	1,289,996

		1,289,996
Electronic Equipment, Instruments & Components – 0.6%

Coherent Corp.(1)	1,578	622,474

		622,474
Energy Equipment & Services – 0.1%

SLB Ltd.	1,621	75,360

		75,360
Entertainment – 2.1%

Liberty Media Corp.-Liberty Formula One, Class C(1)	2,827	268,961

Live Nation Entertainment, Inc.(1)	2,690	492,566

Netflix, Inc.(1)	5,023	358,642

Spotify Technology SA(1)	719	330,114

Walt Disney Co.	5,967	574,324

		2,024,607
Financial Services – 3.6%

Apollo Global Management, Inc.	3,028	358,243

Berkshire Hathaway, Inc., Class B(1)	2,050	1,025,799

Mastercard, Inc., Class A	2,386	1,225,450

Visa, Inc., Class A	2,490	854,294

		3,463,786
Ground Transportation – 0.5%

Fedex Freight Holding Co., Inc.(1)	1,029	155,379

Union Pacific Corp.	1,043	283,696

		439,075

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

June 30, 2026 (unaudited)	Shares	Value
Health Care Equipment & Supplies – 1.5%

Abbott Laboratories	1,573	$142,734

Becton Dickinson & Co.	1,069	161,772

Boston Scientific Corp.(1)	10,032	428,166

Dexcom, Inc.(1)	2,409	162,246

Edwards Lifesciences Corp.(1)	1,305	118,050

Intuitive Surgical, Inc.(1)	796	316,553

Stryker Corp.	458	144,197

		1,473,718
Health Care Providers & Services – 1.7%

Cardinal Health, Inc.	713	169,380

CVS Health Corp.	2,109	218,176

McKesson Corp.	640	483,584

UnitedHealth Group, Inc.	1,899	789,282

		1,660,422
Health Care REITs – 0.5%

Welltower, Inc.	2,290	519,761

		519,761
Hotels, Restaurants & Leisure – 2.0%

Airbnb, Inc., Class A(1)	1,221	174,725

Booking Holdings, Inc.	470	83,773

Hilton Worldwide Holdings, Inc.	860	284,196

McDonald’s Corp.	1,634	441,686

Royal Caribbean Cruises Ltd.	817	259,422

Starbucks Corp.	1,533	156,657

Viking Holdings Ltd.(1)	5,467	572,231

		1,972,690
Household Durables – 0.2%

PulteGroup, Inc.	1,516	208,010

		208,010
Household Products – 0.5%

Procter & Gamble Co.	3,150	461,916

		461,916
Industrial Conglomerates – 0.5%

Honeywell International, Inc.	2,048	458,435

		458,435
Industrial REITs – 0.5%

Prologis, Inc.	3,381	458,024

		458,024
Insurance – 2.5%

Allstate Corp.	3,345	795,909

American International Group, Inc.	5,134	382,637

Aon PLC, Class A	1,087	360,547

Arch Capital Group Ltd.(1)	2,703	262,353

Arthur J Gallagher & Co.	752	172,637

AXA SA (France)	1,708	85,600

Prudential PLC (United Kingdom)	12,428	165,499

Unum Group	2,705	241,827

		2,467,009
Interactive Media & Services – 7.3%

Alphabet, Inc., Class A	14,566	5,205,451

Meta Platforms, Inc., Class A	3,274	1,844,212

		7,049,663

June 30, 2026 (unaudited)	Shares	Value
IT Services – 0.9%

Snowflake, Inc., Class A(1)	3,261	$829,924

		829,924
Life Sciences Tools & Services – 1.2%

Bio-Rad Laboratories, Inc., Class A(1)	908	266,598

IQVIA Holdings, Inc.(1)	583	112,647

Thermo Fisher Scientific, Inc.	1,434	718,950

Waters Corp.(1)	284	106,512

		1,204,707
Machinery – 0.8%

Ingersoll Rand, Inc.	3,735	306,233

Otis Worldwide Corp.	6,420	459,672

		765,905
Metals & Mining – 0.5%

Barrick Mining Corp.	6,348	233,162

Glencore PLC (United Kingdom)(1)	38,530	262,801

		495,963
Multi-Utilities – 0.6%

Ameren Corp.	3,400	384,336

CenterPoint Energy, Inc.	4,431	195,141

		579,477
Oil, Gas & Consumable Fuels – 3.3%

BP PLC (United Kingdom)	26,741	164,575

Cenovus Energy, Inc. (Canada)	12,133	301,047

ConocoPhillips	7,511	780,844

Devon Energy Corp.	3,258	134,621

Exxon Mobil Corp.	10,880	1,487,514

Shell PLC (United Kingdom)	6,189	239,726

WhiteHawk Minerals Corp., Class A(1)	4,752	132,201

		3,240,528
Passenger Airlines – 0.3%

Southwest Airlines Co.	5,910	303,892

		303,892
Pharmaceuticals – 3.3%

Bristol-Myers Squibb Co.	3,433	197,809

Eli Lilly & Co.	1,236	1,482,495

Johnson & Johnson	3,510	891,435

Merck & Co., Inc.	4,557	585,575

		3,157,314
Real Estate Management & Development – 0.1%

CBRE Group, Inc., Class A(1)	803	108,156

		108,156
Semiconductors & Semiconductor Equipment – 19.6%

Advanced Micro Devices, Inc.(1)	4,136	2,402,644

Analog Devices, Inc.	3,964	1,574,382

ARM Holdings PLC, ADR(1)	1,141	404,564

Broadcom, Inc.	6,627	2,503,349

Lam Research Corp.	7,889	3,418,540

Marvell Technology, Inc.	3,579	1,066,148

Micron Technology, Inc.	1,651	1,905,733

NVIDIA Corp.	28,883	5,779,200

		19,054,560

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

June 30, 2026 (unaudited)	Shares	Value
Software – 7.3%

Microsoft Corp.	14,576	$5,437,140

Oracle Corp.	7,253	1,062,927

Palantir Technologies, Inc., Class A(1)	4,999	583,233

		7,083,300
Specialized REITs – 0.6%

American Tower Corp.	3,829	626,310

		626,310
Specialty Retail – 1.4%

Home Depot, Inc.	1,128	397,823

Lowe’s Cos., Inc.	1,071	236,145

O’Reilly Automotive, Inc.(1)	1,777	163,644

TJX Cos., Inc.	2,868	434,502

Ulta Beauty, Inc.(1)	303	136,647

		1,368,761
Technology Hardware, Storage & Peripherals – 6.8%

Apple, Inc.	22,791	6,594,804

		6,594,804
Textiles, Apparel & Luxury Goods – 0.4%

Amer Sports, Inc.(1)	2,812	95,158

On Holding AG, Class A(1)	2,931	103,816

Ralph Lauren Corp.	353	141,698

		340,672
Tobacco – 0.5%

Philip Morris International, Inc.	2,880	521,021

		521,021
Trading Companies & Distributors – 0.5%

United Rentals, Inc.	455	515,465

		515,465

Total Common Stocks (Cost $61,921,680)		96,234,463

June 30, 2026 (unaudited)	Shares	Value
Exchange-Traded Funds – 0.5%

State Street SPDR S&P 500 ETF Trust	659	$492,121

Total Exchange-Traded Funds (Cost $488,721)		492,121

	Principal Amount	Value
Repurchase Agreements – 1.3%

Fixed Income Clearing Corp., 1.06%, dated 6/30/2026, proceeds at maturity value of $1,276,023, due 7/1/2026(3)	$1,275,986	1,275,986

Total Repurchase Agreements (Cost $1,275,986)		1,275,986

Total Investments – 100.9% (Cost $63,686,387)		98,002,570

Liabilities in excess of other assets – (0.9)%		(855,117)

Total Net Assets – 100.0%		$97,147,453

(1)	Non–income–producing security.
(2)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
RTX Corp.	3,491	$348,423	$662,347	9/1/2016	0.68%

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.875%	11/30/2027	$1,301,700	$1,301,519

Legend:

ADR—American Depositary Receipt

REITs—Real Estate Investment Trusts

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$94,856,195	$1,378,268	*	$—	$96,234,463
Exchange-Traded Funds	492,121	—		—	492,121
Repurchase Agreements	—	1,275,986		—	1,275,986
Total	$95,348,316	$2,654,254		$—	$98,002,570

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Statement of Assets and Liabilities As of June 30, 2026 (unaudited)
Assets

Investments, at value	$98,002,570

Foreign currency, at value	10

Receivable for investments sold	32,941

Dividends/interest receivable	51,092

Reimbursement receivable from adviser	9,429

Foreign tax reclaims receivable	7,380

Prepaid expenses	1,503

Total Assets	98,104,925

Liabilities

Payable for investments purchased	696,913

Payable for fund shares redeemed	132,152

Investment advisory fees payable	48,247

Accrued custodian and accounting fees	20,260

Distribution fees payable	20,103

Accrued administrative fees	14,664

Accrued audit fees	14,300

Accrued transfer agent fees	5,801

Accrued legal fees	3,939

Accrued trustees’ and officers’ fees	502

Accrued shareholder reports fees	87

Due to custodian	27

Accrued expenses and other liabilities	477

Total Liabilities	957,472

Total Net Assets	$97,147,453

Net Assets Consist of:

Paid-in capital	$(87,776,505)

Distributable earnings	184,923,958

Total Net Assets	$97,147,453

Investments, at Cost	$63,686,387

Foreign Currency, at Cost	$10

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	2,333,579

Net Asset Value Per Share	$41.63

Statement of Operations For the Six Months Ended June 30, 2026 (unaudited)
Investment Income
Dividends	$551,778
Interest	9,364
Withholding taxes on foreign dividends	(3,397)

Total Investment Income	557,745

Expenses
Investment advisory fees	292,183
Distribution fees	121,743
Professional fees	25,935
Custodian and accounting fees	22,006
Administrative fees	17,555

Trustees’ and officers’ fees	16,359

Transfer agent fees	7,910

Shareholder reports	2,543

Other expenses	3,392

Total Expenses	509,626

Less: Fees waived	(50,302)

Total Expenses, Net	459,324

Net Investment Income/(Loss)	98,421

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	9,542,024

Net realized gain/(loss) from foreign currency transactions	20

Net change in unrealized appreciation/(depreciation) on investments	1,242,451

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(276)

Net Gain on Investments and Foreign Currency Transactions	10,784,219

Net Increase in Net Assets Resulting From Operations	$10,882,640

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/26	For the Year Ended 12/31/25

Operations

Net investment income/(loss)	$98,421	$233,912

Net realized gain/(loss) from investments and foreign currency transactions	9,542,044	28,916,359

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	1,242,175	(11,737,839)

Net Increase in Net Assets Resulting from Operations	10,882,640	17,412,432

Capital Share Transactions

Proceeds from sales of shares	2,578,113	3,526,651

Cost of shares redeemed	(15,258,717)	(36,164,926)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(12,680,604)	(32,638,275)

Net Decrease in Net Assets	(1,797,964)	(15,225,843)

Net Assets

Beginning of period	98,945,417	114,171,260

End of period	$97,147,453	$98,945,417

Other Information:

Shares

Sold	67,880	114,655

Redeemed	(389,861)	(1,076,994)

Net Decrease	(321,981)	(962,339)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/26	$37.26	$0.04	$4.33	$4.37	$41.63	11.73%	(4)

Year Ended 12/31/25	31.56	0.07	5.63	5.70	37.26	18.06%

Year Ended 12/31/24	25.07	0.09	6.40	6.49	31.56	25.89%

Year Ended 12/31/23	19.44	0.11	5.52	5.63	25.07	28.96%

Year Ended 12/31/22	23.63	0.11	(4.30)	(4.19)	19.44	(17.73)%

Year Ended 12/31/21	19.05	0.08	4.50	4.58	23.63	24.04%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$97,147	0.94	%(4)	1.05	%(4)	0.20	%(4)	0.10	%(4)	34	%(4)

98,945	0.95%		1.04%		0.23%		0.14%		75%

114,171	0.96%		1.02%		0.32%		0.26%		52%

137,748	0.96%		1.00%		0.51%		0.47%		39%

141,042	0.96%		0.99%		0.53%		0.50%		45%

192,042	0.95%		0.95%		0.36%		0.36%		44%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

June 30, 2026 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Diversified Research VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2026, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2026 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2026, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2026, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the six months ended June 30, 2026, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/ accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.60% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2027 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.93% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2026, the expense limitation was 0.95%. The limitation

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2026, Park Avenue waived fees and/or paid Fund expenses in the amount of $50,302.

Park Avenue has entered into a Sub-Advisory Agreement with Putnam Investment Management, LLC (“Putnam”). Putnam is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2026, the Fund incurred distribution fees in the amount of $121,743 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $33,333,397 and $45,377,148, respectively, for the six months ended June 30, 2026. During the six months ended June 30, 2026, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

(except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2026, the Fund held one illiquid security.

f. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and developments, may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social or political unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 14, 2026. The Fund did not utilize the credit facility during the six months ended June 30, 2026.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that there was the following subsequent event:

On July 9, 2026, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”), which provides for the reorganization of each series (fund) of the Trust (each, a “Target Portfolio” and, collectively, the “Target Portfolios”) into corresponding series of SunAmerica Series Trust (“SAST”) or Seasons Series Trust (“SST”), as applicable, identified (each, an (“Acquiring Portfolio” and, collectively the “Acquiring Portfolios”) (each, a “Reorganization” and, collectively, the “Reorganizations”), subject to shareholder approval. Under the terms of the proposed Reorganizations, each Target Portfolio would transfer substantially all of its assets and liabilities to a corresponding Acquiring Portfolio in exchange for shares of the Acquiring Portfolio. Shares of the Acquiring Portfolio which would be distributed to shareholders of the applicable Target Portfolio, who will own Class 1 or Class 3 shares, as applicable, of the Acquiring Portfolio. Following completion of the Reorganizations, each Target Portfolio will be terminated.

Shareholders of record as of August 17, 2026 will be asked to approve the proposed Reorganizations at a special meeting of shareholders expected to be held on or about November 13, 2026. If approved and all conditions to closing are satisfied or waived, the Reorganizations are expected to be completed during the fourth quarter of 2026.

The Reorganizations are not expected to be taxable events to contract owners of the variable insurance products investing in the Funds.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Target Portfolio	Acquiring Portfolio
Guardian Equity Income VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Value Portfolio, a series of SAST
Guardian Integrated Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian All Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Strategic Large Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Diversified Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian International Equity VIP Fund, a series of GVPT	SA BlackRock Advantage International Portfolio (formerly, SA Morgan Stanley International Equities Portfolio), a series of SAST
Guardian Balanced Allocation VIP Fund, a series of GVPT	SA Index Allocation 60/40 Portfolio, a series of SAST
Guardian Total Return Bond VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST
Guardian Core Plus Fixed Income VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST
Guardian Large Cap Fundamental Growth VIP Fund, a series of GVPT	SA MFS Large Cap Growth Portfolio, a series of SAST
Guardian Small Cap Value Diversified VIP Fund, a series of GVPT	SA Franklin Small Company Value Portfolio, a series of SAST
Guardian Multi-Sector Bond VIP Fund, a series of GVPT	SA Multi-Managed Diversified Fixed Income Portfolio, a series of SST

Target Portfolio	Acquiring Portfolio
Guardian Short Duration Bond VIP Fund, a series of GVPT	SA JPMorgan Ultra-Short Bond Portfolio, a series of SAST
Guardian Growth & Income VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian Large Cap Disciplined Value VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian International Growth VIP Fund, a series of GVPT	SA Fidelity Institutional AM International Growth Portfolio, a series of SAST
Guardian Global Utilities VIP Fund, a series of GVPT	SA Large Cap Value Index Portfolio, a series of SAST
Guardian Large Cap Disciplined Growth VIP Fund, a series of GVPT	SA Franklin Large Cap Disciplined Growth Portfolio, a newly created series of SAST
Guardian Core Fixed Income VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian U.S. Government/Credit VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian Small-Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Select Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Relative Value VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Traditional Growth VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and subadvisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 18-19, 2026 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act, of a party to the agreement (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund;

Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Value Diversified VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government/Credit VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing subadvisory agreements (the “Subadvisory Agreements”) between the Manager and the following investment advisory firms engaged to serve as subadvisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund and Guardian Small Cap Value Diversified VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund and Guardian Multi-Sector Bond VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Short Duration Bond VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund and Guardian U.S. Government/Credit VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund, Guardian Select Mid Cap Core VIP Fund and Guardian Core Fixed Income VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund and Guardian Total Return Bond VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the Meeting, (each, a “Subadviser” and collectively, the “Subadvisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement,” collectively with the Management

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Agreement and Subadvisory Agreements, the “Agreements”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Subadviser) with respect to Guardian International Equity VIP Fund, in substantially the form presented at the Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Subadviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent legal counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Subadviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Subadvisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Subadvisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Subadviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Subadvisers, monitoring the Subadvisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Subadvisers with respect to the services that the Subadvisers provide under the Subadvisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend subadvisers, and the Manager’s ability to monitor and oversee subadvisers and recommend replacement subadvisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Subadvisers on a periodic basis, follow through with additional inquiries on questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding

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SUPPLEMENTAL INFORMATION (UNAUDITED)

the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Subadvisers. The Trustees also considered, among other things, the terms of the Subadvisory Agreements and the range of investment advisory services provided by the Subadvisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Subadvisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Subadvisers.

Based upon these considerations, the Trustees concluded that the nature, extent and quality of services provided to the Funds by the Manager and each Subadviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Subadvisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Subadviser was generally satisfactory, or, that any steps being taken by the Manager and Subadvisers intended to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Subadvisers, but noted that the Manager had negotiated the fees with the Subadvisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Subadvisers was a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2026, through April 30, 2027. Although the Board recognized that the comparisons between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

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The Trustees considered the subadvisory fees paid under the Subadvisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Subadvisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Subadvisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and subadvisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Subadvisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that the management and/or subadvisory fees for some Funds included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from certain of the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the

Trustees considered the potential benefits, other than subadvisory fees, that the Subadvisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Subadvisers and their affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2025, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2026, through April 30, 2027 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the S&P 500 Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year period and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 3-year periods and higher than the Bloomberg US Aggregate Bond Index for the 5-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year and 3-year periods and in line with the S&P 500 Index for the 5-year period.

•	The Board noted that the actual management fee was in the 1st quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year period.
•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 3rd quintile of its performance universe for the 3-year period, and in the 4th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile for the 5-year period.

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•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group and the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Growth Index for the 1-year and 5-year periods and was in line with the MSCI EAFE Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.
•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the 1-year and 3-year periods and higher than the Russell Midcap Growth Index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for the 3-year period, and in the 5th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 3-year periods and lower than the Bloomberg US Aggregate Bond Index for the 5-year period.

•	The Board noted that a new Subadviser was retained in 2025.

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•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 4th quintile of the expense group (but still within one basis point of median for total expenses).

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the S&P MidCap 400 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was in line with the Bloomberg US Government/Credit 1-3 Year Total Return Index for the 1-year and 3-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Value Diversified VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 2000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board approved a new Subadviser effective during 2026.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and the actual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian U.S. Government/Credit VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 3rd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.

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•	The Board noted that the Fund’s performance was lower than the Bloomberg US Intermediate Government/Credit Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 4th quintile of the expense group (but still within one basis point of median for total expenses).

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

21

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8168

Guardian Variable

Products Trust

2026

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2026

Guardian Global Utilities VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Global Utilities VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2026. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

June 30, 2026 (unaudited)	Shares	Value
Common Stocks – 98.9%

Belgium – 2.6%

Elia Group SA	6,282	$999,173

		999,173
Bermuda – 1.7%

CK Infrastructure Holdings Ltd.	83,999	641,052

		641,052
Brazil – 4.2%

Cia de Saneamento Basico do Estado de Sao Paulo	286,195	1,643,225

		1,643,225
China – 2.6%

ENN Energy Holdings Ltd.	192,494	994,400

		994,400
France – 5.7%

Engie SA	70,571	2,225,211

		2,225,211
Germany – 5.2%

E.ON SE	97,925	2,020,399

		2,020,399
Italy – 4.8%

Enel SpA	163,711	1,880,964

		1,880,964
Japan – 3.7%

Chubu Electric Power Co., Inc.	3,521	66,212

Kansai Electric Power Co., Inc.	61,700	867,153

Tokyo Gas Co. Ltd.	13,800	518,910

		1,452,275
Spain – 2.3%

Iberdrola SA	35,178	877,983

		877,983
United Kingdom – 7.1%

National Grid PLC	86,010	1,424,051

SSE PLC	40,966	1,323,990

		2,748,041

June 30, 2026 (unaudited)	Shares	Value
United States – 59.0%

American Electric Power Co., Inc.	15,149	$2,072,535

American Water Works Co., Inc.	9,474	1,246,589

Atmos Energy Corp.	9,548	1,644,834

CMS Energy Corp.	24,540	1,877,310

Constellation Energy Corp.	3,658	908,538

Dominion Energy, Inc.	53,484	3,652,422

Duke Energy Corp.	11,880	1,503,770

Essential Utilities, Inc.	13,964	534,961

IDACORP, Inc.	9,838	1,488,489

NextEra Energy, Inc.	18,217	1,598,906

Sempra	20,701	1,919,190

Southern Co.	15,992	1,530,594

Vistra Corp.	8,905	1,412,600

WEC Energy Group, Inc.	13,027	1,521,163

		22,911,901

Total Common Stocks (Cost $26,765,678)		38,394,624

	Principal Amount	Value
Repurchase Agreements – 0.8%

Fixed Income Clearing Corp., 1.06%, dated 6/30/2026, proceeds at maturity value of $306,532, due 7/1/2026(1)	$306,523	306,523

Total Repurchase Agreements (Cost $306,523)		306,523

Total Investments – 99.7% (Cost $27,072,201)		38,701,147

Assets in excess of other liabilities – 0.3%		132,727

Total Net Assets – 100.0%		$38,833,874

(1)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.00%	12/15/2027	$312,700	$312,745

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Belgium	$—	$999,173	*	$—	$999,173
Bermuda	—	641,052	*	—	641,052
Brazil	1,643,225	—		—	1,643,225
China	—	994,400	*	—	994,400
France	—	2,225,211	*	—	2,225,211
Germany	—	2,020,399	*	—	2,020,399
Italy	—	1,880,964	*	—	1,880,964
Japan	—	1,452,275	*	—	1,452,275
Spain	—	877,983	*	—	877,983
United Kingdom	—	2,748,041	*	—	2,748,041
United States	22,911,901	—		—	22,911,901
Repurchase Agreements	—	306,523		—	306,523
Total	$24,555,126	$14,146,021		$—	$38,701,147

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

2	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN GLOBAL UTILITIES VIP FUND

Statement of Assets and Liabilities As of June 30, 2026 (unaudited)
Assets

Investments, at value	$38,701,147

Foreign currency, at value	93

Foreign tax reclaims receivable	120,156

Dividends/interest receivable	103,497

Reimbursement receivable from adviser	7,876

Receivable for fund shares subscribed	997

Prepaid expenses	1,111

Total Assets	38,934,877

Liabilities

Investment advisory fees payable	23,176

Payable for fund shares redeemed	18,237

Accrued custodian and accounting fees	16,763

Accrued audit fees	15,956

Accrued administrative fees	11,110

Distribution fees payable	7,937

Accrued transfer agent fees	5,150

Accrued legal fees	1,493

Accrued shareholder reports fees	398

Accrued trustees’ and officers’ fees	354

Due to custodian	58

Accrued expenses and other liabilities	371

Total Liabilities	101,003

Total Net Assets	$38,833,874

Net Assets Consist of:

Paid-in capital	$(4,215,480)

Distributable earnings	43,049,354

Total Net Assets	$38,833,874

Investments, at Cost	$27,072,201

Foreign Currency, at Cost	$93

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	1,929,900

Net Asset Value Per Share	$20.12

Statement of Operations For the Six Months Ended June 30, 2026 (unaudited)
Investment Income

Dividends	$758,176

Interest	1,590

Withholding taxes on foreign dividends	(45,116)

Total Investment Income	714,650

Expenses

Investment advisory fees	153,778

Distribution fees	52,664

Custodian and accounting fees	22,918

Professional fees	20,438

Administrative fees	13,378

Trustees’ and officers’ fees	6,983

Transfer agent fees	6,880

Shareholder reports	2,053

Other expenses	1,683

Total Expenses	280,775

Less: Fees waived	(46,287)

Total Expenses, Net	234,488

Net Investment Income/(Loss)	480,162

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	4,217,795

Net realized gain/(loss) from foreign currency transactions	1,437

Net change in unrealized appreciation/(depreciation) on investments	(1,206,661)

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(5,440)

Net Gain on Investments and Foreign Currency Transactions	3,007,131

Net Increase in Net Assets Resulting From Operations	$3,487,293

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN GLOBAL UTILITIES VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/26	For the Year Ended 12/31/25

Operations

Net investment income/(loss)	$480,162	$1,209,113

Net realized gain/(loss) from investments and foreign currency transactions	4,219,232	7,645,868

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(1,212,101)	2,422,049

Net Increase in Net Assets Resulting from Operations	3,487,293	11,277,030

Capital Share Transactions

Proceeds from sales of shares	30,271	1,961,751

Cost of shares redeemed	(6,931,656)	(18,948,710)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(6,901,385)	(16,986,959)

Net Decrease in Net Assets	(3,414,092)	(5,709,929)

Net Assets

Beginning of period	42,247,966	47,957,895

End of period	$38,833,874	$42,247,966

Other Information:

Shares

Sold	1,538	131,505

Redeemed	(341,161)	(1,130,260)

Net Decrease	(339,623)	(998,755)

4	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

5

FINANCIAL INFORMATION — GUARDIAN GLOBAL UTILITIES VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/26	$18.62	$0.23	$1.27	$1.50	$20.12	8.06%	(4)

Year Ended 12/31/25	14.67	0.44	3.51	3.95	18.62	26.93%

Year Ended 12/31/24	12.46	0.36	1.85	2.21	14.67	17.74%

Year Ended 12/31/23	12.33	0.33	(0.20)	0.13	12.46	1.05%

Year Ended 12/31/22	12.45	0.28	(0.40)	(0.12)	12.33	(0.96)%

Year Ended 12/31/21	10.70	0.28	1.47	1.75	12.45	16.36%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN GLOBAL UTILITIES VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$38,834	1.11%	(4)	1.33%	(4)	2.28%	(4)	2.06%	(4)	21%	(4)

42,248	1.09%		1.30%		2.61%		2.40%		28%

47,958	1.04%		1.30%		2.62%		2.36%		29%

58,290	1.03%		1.23%		2.77%		2.57%		34%

64,331	1.03%		1.21%		2.29%		2.11%		14%

88,121	1.03%		1.16%		2.38%		2.25%		22%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

June 30, 2026 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Global Utilities VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 21, 2019. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks total return.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2026, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2026 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2026, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2026, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

e. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the six months ended June 30, 2026, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/ accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

h. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.73% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2027 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.12% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2026, the expense limitation was 1.11%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2026, Park Avenue waived fees and/or paid Fund expenses in the amount of $46,287.

Park Avenue has entered into a Sub-Advisory Agreement with Wellington Management Company LLP (“Wellington”). Wellington is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the

Fund’s average daily net assets. For the six months ended June 30, 2026, the Fund incurred distribution fees in the amount of $52,664 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $8,960,970 and $15,485,458, respectively, for the six months ended June 30, 2026. During the six months ended June 30, 2026, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2026, the Fund did not hold any restricted or illiquid securities.

f. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and developments, may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social or political unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 14, 2026. The Fund did not utilize the credit facility during the six months ended June 30, 2026.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that there was the following subsequent event:

On July 9, 2026, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

“Plan of Reorganization”), which provides for the reorganization of each series (fund) of the Trust (each, a “Target Portfolio” and, collectively, the “Target Portfolios”) into corresponding series of SunAmerica Series Trust (“SAST”) or Seasons Series Trust (“SST”), as applicable, identified (each, an (“Acquiring Portfolio” and, collectively the “Acquiring Portfolios”) (each, a “Reorganization” and, collectively, the “Reorganizations”), subject to shareholder approval. Under the terms of the proposed Reorganizations, each Target Portfolio would transfer substantially all of its assets and liabilities to a corresponding Acquiring Portfolio in exchange for shares of the Acquiring Portfolio. Shares of the Acquiring Portfolio which would be distributed to shareholders of the applicable Target Portfolio, who will own Class 1 or Class 3 shares, as applicable, of the Acquiring Portfolio. Following completion of the Reorganizations, each Target Portfolio will be terminated.

Shareholders of record as of August 17, 2026 will be asked to approve the proposed Reorganizations at a special meeting of shareholders expected to be held on or about November 13, 2026. If approved and all conditions to closing are satisfied or waived, the Reorganizations are expected to be completed during the fourth quarter of 2026.

The Reorganizations are not expected to be taxable events to contract owners of the variable insurance products investing in the Funds.

Target Portfolio	Acquiring Portfolio
Guardian Equity Income VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Value Portfolio, a series of SAST
Guardian Integrated Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian All Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Strategic Large Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Diversified Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian International Equity VIP Fund, a series of GVPT	SA BlackRock Advantage International Portfolio (formerly, SA Morgan Stanley International Equities Portfolio), a series of SAST

Target Portfolio	Acquiring Portfolio
Guardian Balanced Allocation VIP Fund, a series of GVPT	SA Index Allocation 60/40 Portfolio, a series of SAST
Guardian Total Return Bond VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST
Guardian Core Plus Fixed Income VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST
Guardian Large Cap Fundamental Growth VIP Fund, a series of GVPT	SA MFS Large Cap Growth Portfolio, a series of SAST
Guardian Small Cap Value Diversified VIP Fund, a series of GVPT	SA Franklin Small Company Value Portfolio, a series of SAST
Guardian Multi-Sector Bond VIP Fund, a series of GVPT	SA Multi-Managed Diversified Fixed Income Portfolio, a series of SST
Guardian Short Duration Bond VIP Fund, a series of GVPT	SA JPMorgan Ultra-Short Bond Portfolio, a series of SAST
Guardian Growth & Income VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian Large Cap Disciplined Value VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian International Growth VIP Fund, a series of GVPT	SA Fidelity Institutional AM International Growth Portfolio, a series of SAST
Guardian Global Utilities VIP Fund, a series of GVPT	SA Large Cap Value Index Portfolio, a series of SAST
Guardian Large Cap Disciplined Growth VIP Fund, a series of GVPT	SA Franklin Large Cap Disciplined Growth Portfolio, a newly created series of SAST
Guardian Core Fixed Income VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian U.S. Government/Credit VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian Small-Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Select Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Relative Value VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Traditional Growth VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and subadvisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 18-19, 2026 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act, of a party to the agreement (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund;

Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Value Diversified VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government/Credit VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing subadvisory agreements (the “Subadvisory Agreements”) between the Manager and the following investment advisory firms engaged to serve as subadvisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund and Guardian Small Cap Value Diversified VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund and Guardian Multi-Sector Bond VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Short Duration Bond VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund and Guardian U.S. Government/Credit VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund, Guardian Select Mid Cap Core VIP Fund and Guardian Core Fixed Income VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund and Guardian Total Return Bond VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the Meeting, (each, a “Subadviser” and collectively, the “Subadvisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Agreement,” collectively with the Management Agreement and Subadvisory Agreements, the “Agreements”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Subadviser) with respect to Guardian International Equity VIP Fund, in substantially the form presented at the Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Subadviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent legal counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Subadviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Subadvisers; (ii) the investment performance of each

Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Subadvisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Subadviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Subadvisers, monitoring the Subadvisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Subadvisers with respect to the services that the Subadvisers provide under the Subadvisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend subadvisers, and the Manager’s ability to monitor and oversee subadvisers and recommend replacement subadvisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Subadvisers on a periodic basis, follow through with additional inquiries on questions or concerns that arise during the meetings and, as

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SUPPLEMENTAL INFORMATION (UNAUDITED)

necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Subadvisers. The Trustees also considered, among other things, the terms of the Subadvisory Agreements and the range of investment advisory services provided by the Subadvisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Subadvisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Subadvisers.

Based upon these considerations, the Trustees concluded that the nature, extent and quality of services provided to the Funds by the Manager and each Subadviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each

Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Subadvisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Subadviser was generally satisfactory, or, that any steps being taken by the Manager and Subadvisers intended to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Subadvisers, but noted that the Manager had negotiated the fees with the Subadvisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Subadvisers was a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2026, through April 30, 2027. Although the Board recognized that the comparisons between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that

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SUPPLEMENTAL INFORMATION (UNAUDITED)

the comparative information supported their consideration and approval of the management fees and their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the subadvisory fees paid under the Subadvisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Subadvisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Subadvisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and subadvisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Subadvisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that the management and/or subadvisory fees for some Funds included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from certain of the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than subadvisory fees, that the Subadvisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Subadvisers and their affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2025, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2026, through April 30, 2027 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the S&P 500

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year period and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 3-year periods and higher than the Bloomberg US Aggregate Bond Index for the 5-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year and 3-year periods and in line with the S&P 500 Index for the 5-year period.

•	The Board noted that the actual management fee was in the 1st quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 3rd quintile of its performance universe for the 3-year period, and in the 4th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group and the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Growth Index for the 1-year and 5-year periods and was in line with the MSCI EAFE Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the 1-year and 3-year periods and higher than the Russell Midcap Growth Index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for the 3-year period, and in the 5th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for

19

SUPPLEMENTAL INFORMATION (UNAUDITED)

the 1-year and 3-year periods and lower than the Bloomberg US Aggregate Bond Index for the 5-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 4th quintile of the expense group (but still within one basis point of median for total expenses).

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the S&P MidCap 400 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was in line with the Bloomberg US Government/Credit 1-3 Year Total Return Index for the 1-year and 3-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Value Diversified VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 2000 Value Index for the 1-year, 3-year and 5-year periods.
•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board approved a new Subadviser effective during 2026.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and the actual management fee and the total expenses were in the 3rd quintile of the expense group.

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian U.S. Government/Credit VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 3rd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Intermediate Government/Credit Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that a new Subadviser was retained in 2025.
•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 4th quintile of the expense group (but still within one basis point of median for total expenses).

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

21

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB10537

Guardian Variable

Products Trust

2026

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2026

Guardian Growth & Income VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Growth & Income VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2026. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN GROWTH & INCOME VIP FUND

June 30, 2026 (unaudited)	Shares	Value
Common Stocks – 99.4%

Aerospace & Defense – 4.5%

Curtiss-Wright Corp.	834	$631,972

RTX Corp.	19,077	3,619,480

		4,251,452
Automobile Components – 0.4%

BorgWarner, Inc.	5,474	363,474

		363,474
Banks – 7.2%

Citigroup, Inc.	10,312	1,443,268

East West Bancorp, Inc.	7,264	937,710

JPMorgan Chase & Co.	9,976	3,265,444

Wells Fargo & Co.	12,883	1,064,651

		6,711,073
Beverages – 0.6%

Constellation Brands, Inc., Class A	4,108	571,382

		571,382
Biotechnology – 1.4%

Regeneron Pharmaceuticals, Inc.	722	450,196

United Therapeutics Corp.(1)	1,593	863,135

		1,313,331
Broadline Retail – 2.1%

Amazon.com, Inc.(1)	8,145	1,941,279

		1,941,279
Building Products – 2.2%

Allegion PLC	5,051	709,615

Owens Corning	8,351	1,327,475

		2,037,090
Capital Markets – 0.9%

Raymond James Financial, Inc.	5,737	872,196

		872,196
Commercial Services & Supplies – 1.4%

Veralto Corp.	14,410	1,277,879

		1,277,879
Communications Equipment – 3.0%

Cisco Systems, Inc.	23,994	2,818,335

		2,818,335
Consumer Staples Distribution & Retail – 4.4%

Casey’s General Stores, Inc.	599	476,079

Target Corp.	8,855	1,156,552

U.S. Foods Holding Corp.(1)	7,909	808,695

Walmart, Inc.	15,103	1,710,566

		4,151,892
Diversified Telecommunication Services – 0.9%

AT&T, Inc.	38,693	800,945

		800,945
Electric Utilities – 0.9%

American Electric Power Co., Inc.	6,225	851,642

		851,642

June 30, 2026 (unaudited)	Shares	Value
Electrical Equipment – 1.3%

Generac Holdings, Inc.(1)	2,258	$661,165

nVent Electric PLC	3,015	511,374

		1,172,539

Electronic Equipment, Instruments & Components – 1.5%

Flex Ltd.(1)	3,514	569,514

Zebra Technologies Corp., Class A(1)	3,003	790,570

		1,360,084
Energy Equipment & Services – 1.5%

Cactus, Inc., Class A	11,467	587,454

SLB Ltd.	16,706	776,662

		1,364,116
Entertainment – 1.1%

Walt Disney Co.	8,669	834,391

Warner Music Group Corp., Class A	6,924	187,433

		1,021,824
Financial Services – 6.3%

Berkshire Hathaway, Inc., Class B(1)	7,630	3,817,976

Jack Henry & Associates, Inc.	4,161	573,136

Mastercard, Inc., Class A	2,847	1,462,219

		5,853,331
Ground Transportation – 2.8%

CSX Corp.	7,445	353,861

JB Hunt Transport Services, Inc.	2,874	831,822

Landstar System, Inc.	3,930	812,763

Union Pacific Corp.	2,297	624,784

		2,623,230
Health Care Equipment & Supplies – 0.9%

Align Technology, Inc.(1)	3,373	568,890

ResMed, Inc.	1,494	291,151

		860,041
Health Care Providers & Services – 5.0%

HCA Healthcare, Inc.	2,543	991,490

Quest Diagnostics, Inc.	5,823	1,234,185

UnitedHealth Group, Inc.	5,966	2,479,649

		4,705,324
Hotels, Restaurants & Leisure – 1.4%

Yum! Brands, Inc.	7,936	1,268,649

		1,268,649
Household Durables – 0.7%

D.R. Horton, Inc.	3,956	644,353

		644,353
Insurance – 2.4%

Axis Capital Holdings Ltd.	7,631	819,875

Progressive Corp.	6,338	1,384,536

		2,204,411
Interactive Media & Services – 4.9%

Alphabet, Inc., Class C	8,282	2,926,279

Meta Platforms, Inc., Class A	2,955	1,664,522

		4,590,801

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN GROWTH & INCOME VIP FUND

June 30, 2026 (unaudited)	Shares	Value
Life Sciences Tools & Services – 2.9%

Agilent Technologies, Inc.	10,081	$1,339,059

Charles River Laboratories International, Inc.(1)	6,095	1,382,285

		2,721,344
Machinery – 4.8%

Allison Transmission Holdings, Inc.	7,108	801,356

ITT, Inc.	5,513	1,090,251

PACCAR, Inc.	12,714	1,527,205

Westinghouse Air Brake Technologies Corp.	4,020	1,083,792

		4,502,604
Metals & Mining – 1.8%

Freeport-McMoRan, Inc.	14,612	918,948

Steel Dynamics, Inc.	3,458	793,473

		1,712,421
Oil, Gas & Consumable Fuels – 5.4%

APA Corp.	15,659	510,013

Chevron Corp.	9,926	1,645,334

ConocoPhillips	9,733	1,011,843

EOG Resources, Inc.	11,423	1,481,906

Phillips 66	2,678	452,716

		5,101,812
Pharmaceuticals – 3.6%

Johnson & Johnson	13,110	3,329,547

		3,329,547
Professional Services – 0.5%

Paycom Software, Inc.	4,019	505,108

		505,108
Real Estate Management & Development – 0.6%

Jones Lang LaSalle, Inc.(1)	1,875	581,156

		581,156
Semiconductors & Semiconductor Equipment – 8.9%

Intel Corp.(1)	11,754	1,641,211

Micron Technology, Inc.	1,049	1,210,850

NVIDIA Corp.	2,971	594,467

QUALCOMM, Inc.	5,068	936,516

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,551	2,173,421

Texas Instruments, Inc.	5,849	1,743,412

		8,299,877
Software – 1.2%

Microsoft Corp.	3,091	1,153,005

		1,153,005
Specialized REITs – 0.6%

Public Storage	1,655	526,803

		526,803

June 30, 2026 (unaudited)	Shares	Value
Specialty Retail – 4.3%

Dick’s Sporting Goods, Inc.	5,639	$1,278,982

Lowe’s Cos., Inc.	7,959	1,754,880

Ross Stores, Inc.	3,917	833,733

Ulta Beauty, Inc.(1)	386	174,078

		4,041,673
Technology Hardware, Storage & Peripherals – 1.1%

NetApp, Inc.	6,936	1,073,415

		1,073,415
Tobacco – 3.3%

Philip Morris International, Inc.	17,117	3,096,636

		3,096,636
Trading Companies & Distributors – 0.7%

MSC Industrial Direct Co., Inc., Class A	5,529	657,675

		657,675

Total Common Stocks (Cost $66,189,817)		92,933,749

	Principal Amount	Value
Repurchase Agreements – 0.7%

Fixed Income Clearing Corp., 1.06%, dated 6/30/2026, proceeds at maturity value of $696,059, due 7/1/2026(2)	$696,038	696,038

Total Repurchase Agreements (Cost $696,038)		696,038

Total Investments – 100.1% (Cost $66,885,855)		93,629,787

Liabilities in excess of other assets – (0.1)%		(64,125)

Total Net Assets – 100.0%		$93,565,662

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.00%	12/15/2027	$710,000	$710,039

Legend:

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN GROWTH & INCOME VIP FUND

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$92,933,749	$—	$—	$92,933,749
Repurchase Agreements	—	696,038	—	696,038
Total	$92,933,749	$696,038	$—	$93,629,787

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN GROWTH & INCOME VIP FUND

Statement of Assets and Liabilities As of June 30, 2026 (unaudited)
Assets

Investments, at value	$93,629,787

Cash	2,468

Foreign tax reclaims receivable	98,477

Dividends/interest receivable	54,009

Reimbursement receivable from adviser	9,354

Prepaid expenses	1,420

Total Assets	93,795,515

Liabilities

Payable for fund shares redeemed	104,341

Investment advisory fees payable	49,786

Distribution fees payable	19,148

Accrued custodian and accounting fees	15,955

Accrued audit fees	14,834

Accrued administrative fees	14,473

Accrued transfer agent fees	5,832

Accrued legal fees	3,862

Accrued trustees’ and officers’ fees	618

Accrued shareholder reports fees	553

Accrued expenses and other liabilities	451

Total Liabilities	229,853

Total Net Assets	$93,565,662

Net Assets Consist of:

Paid-in capital	$(36,272,375)

Distributable earnings	129,838,037

Total Net Assets	$93,565,662

Investments, at Cost	$66,885,855

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	3,323,192

Net Asset Value Per Share	$28.16

Statement of Operations For the Six Months Ended June 30, 2026 (unaudited)
Investment Income

Dividends	$731,375

Interest	7,492

Withholding taxes on foreign dividends	(2,094)

Total Investment Income	736,773

Expenses

Investment advisory fees	304,258

Distribution fees	117,026

Professional fees	25,173

Custodian and accounting fees	21,063

Administrative fees	17,390

Trustees’ and officers’ fees	15,979

Transfer agent fees	7,901

Shareholder reports	2,644

Other expenses	3,251

Total Expenses	514,685

Less: Fees waived	(59,068)

Total Expenses, Net	455,617

Net Investment Income/(Loss)	281,156

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	8,061,373

Net change in unrealized appreciation/(depreciation) on investments	3,844,695

Net Gain on Investments	11,906,068

Net Increase in Net Assets Resulting From Operations	$12,187,224

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN GROWTH & INCOME VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/26	For the Year Ended 12/31/25

Operations

Net investment income/(loss)	$281,156	$790,925

Net realized gain/(loss) from investments	8,061,373	10,005,700

Net change in unrealized appreciation/(depreciation) on investments	3,844,695	(1,015,038)

Net Increase in Net Assets Resulting from Operations	12,187,224	9,781,587

Capital Share Transactions

Proceeds from sales of shares	278,573	4,052,524

Cost of shares redeemed	(15,502,227)	(25,193,775)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(15,223,654)	(21,141,251)

Net Decrease in Net Assets	(3,036,430)	(11,359,664)

Net Assets

Beginning of period	96,602,092	107,961,756

End of period	$93,565,662	$96,602,092

Other Information:

Shares

Sold	10,429	177,217

Redeemed	(586,158)	(1,076,466)

Net Decrease	(575,729)	(899,249)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN GROWTH & INCOME VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/26	$24.78	$0.08	$3.30	$3.38	$28.16	13.64%	(4)

Year Ended 12/31/25	22.50	0.18	2.10	2.28	24.78	10.13%

Year Ended 12/31/24	20.27	0.20	2.03	2.23	22.50	11.00%

Year Ended 12/31/23	18.17	0.22	1.88	2.10	20.27	11.56%

Year Ended 12/31/22	19.17	0.23	(1.23)	(1.00)	18.17	(5.22)%

Year Ended 12/31/21	14.95	0.14	4.08	4.22	19.17	28.23%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN GROWTH & INCOME VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$93,566	0.97%	(4)	1.10%	(4)	0.60%	(4)	0.47%	(4)	31%	(4)

96,602	0.97%		1.09%		0.78%		0.66%		59%

107,962	0.97%		1.05%		0.90%		0.82%		45%

136,191	0.96%		1.03%		1.17%		1.10%		41%

143,039	0.96%		0.99%		1.25%		1.22%		39%

193,598	0.97%		0.98%		0.82%		0.81%		26%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers, expense limitations, and recoupments, if any.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

June 30, 2026 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Growth & Income VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2026, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2026 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2026, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2026, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the six months ended June 30, 2026, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/ accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.65% up to $100 million, 0.60% from $100 to $300 million, 0.55% from $300 to $500 million, and 0.53% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2027 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.98% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2026, the expense limitation was 0.97%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2026, Park Avenue waived fees and/or paid Fund expenses in the amount of $59,068.

Park Avenue has entered into a Sub-Advisory Agreement with AllianceBernstein L.P. (“AllianceBernstein”). AllianceBernstein is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30,

2026, the Fund incurred distribution fees in the amount of $117,026 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $28,552,606 and $43,391,338, respectively, for the six months ended June 30, 2026. During the six months ended June 30, 2026, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and developments, may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social or political unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit

Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 14, 2026. The Fund did not utilize the credit facility during the six months ended June 30, 2026.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that there was the following subsequent event:

On July 9, 2026, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”), which provides for the reorganization of each series (fund) of the Trust (each, a “Target Portfolio” and, collectively, the “Target Portfolios”) into corresponding series of SunAmerica Series Trust (“SAST”) or Seasons Series Trust (“SST”), as applicable, identified (each, an (“Acquiring Portfolio” and, collectively the “Acquiring Portfolios”) (each, a “Reorganization” and, collectively, the “Reorganizations”), subject to shareholder approval. Under the terms of the proposed Reorganizations, each Target Portfolio would transfer substantially all of its assets and liabilities to a corresponding Acquiring Portfolio in exchange for shares of the Acquiring Portfolio. Shares of the Acquiring Portfolio which would be distributed to shareholders of the applicable Target Portfolio, who will own Class 1 or Class 3 shares, as applicable, of the Acquiring Portfolio. Following completion of the Reorganizations, each Target Portfolio will be terminated.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

Shareholders of record as of August 17, 2026 will be asked to approve the proposed Reorganizations at a special meeting of shareholders expected to be held on or about November 13, 2026. If approved and all conditions to closing are satisfied or waived, the Reorganizations are expected to be completed during the fourth quarter of 2026.

The Reorganizations are not expected to be taxable events to contract owners of the variable insurance products investing in the Funds.

Target Portfolio	Acquiring Portfolio
Guardian Equity Income VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Value Portfolio, a series of SAST
Guardian Integrated Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian All Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Strategic Large Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Diversified Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian International Equity VIP Fund, a series of GVPT	SA BlackRock Advantage International Portfolio (formerly, SA Morgan Stanley International Equities Portfolio), a series of SAST
Guardian Balanced Allocation VIP Fund, a series of GVPT	SA Index Allocation 60/40 Portfolio, a series of SAST
Guardian Total Return Bond VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST
Guardian Core Plus Fixed Income VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST
Guardian Large Cap Fundamental Growth VIP Fund, a series of GVPT	SA MFS Large Cap Growth Portfolio, a series of SAST

Target Portfolio	Acquiring Portfolio
Guardian Small Cap Value Diversified VIP Fund, a series of GVPT	SA Franklin Small Company Value Portfolio, a series of SAST
Guardian Multi-Sector Bond VIP Fund, a series of GVPT	SA Multi-Managed Diversified Fixed Income Portfolio, a series of SST
Guardian Short Duration Bond VIP Fund, a series of GVPT	SA JPMorgan Ultra-Short Bond Portfolio, a series of SAST
Guardian Growth & Income VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian Large Cap Disciplined Value VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian International Growth VIP Fund, a series of GVPT	SA Fidelity Institutional AM International Growth Portfolio, a series of SAST
Guardian Global Utilities VIP Fund, a series of GVPT	SA Large Cap Value Index Portfolio, a series of SAST
Guardian Large Cap Disciplined Growth VIP Fund, a series of GVPT	SA Franklin Large Cap Disciplined Growth Portfolio, a newly created series of SAST
Guardian Core Fixed Income VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian U.S. Government/Credit VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian Small-Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Select Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Relative Value VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Traditional Growth VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and subadvisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 18-19, 2026 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act, of a party to the agreement (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund;

Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Value Diversified VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government/Credit VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing subadvisory agreements (the “Subadvisory Agreements”) between the Manager and the following investment advisory firms engaged to serve as subadvisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund and Guardian Small Cap Value Diversified VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund and Guardian Multi-Sector Bond VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Short Duration Bond VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund and Guardian U.S. Government/Credit VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund, Guardian Select Mid Cap Core VIP Fund and Guardian Core Fixed Income VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund and Guardian Total Return Bond VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the Meeting, (each, a “Subadviser” and collectively, the “Subadvisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory

14

SUPPLEMENTAL INFORMATION (UNAUDITED)

Agreement,” collectively with the Management Agreement and Subadvisory Agreements, the “Agreements”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Subadviser) with respect to Guardian International Equity VIP Fund, in substantially the form presented at the Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Subadviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent legal counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Subadviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Subadvisers; (ii) the investment performance of each

Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Subadvisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Subadviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Subadvisers, monitoring the Subadvisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Subadvisers with respect to the services that the Subadvisers provide under the Subadvisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend subadvisers, and the Manager’s ability to monitor and oversee subadvisers and recommend replacement subadvisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Subadvisers on a periodic basis, follow through with additional inquiries on questions or concerns that arise during the meetings and, as

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Subadvisers. The Trustees also considered, among other things, the terms of the Subadvisory Agreements and the range of investment advisory services provided by the Subadvisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Subadvisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Subadvisers.

Based upon these considerations, the Trustees concluded that the nature, extent and quality of services provided to the Funds by the Manager and each Subadviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each

Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Subadvisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Subadviser was generally satisfactory, or, that any steps being taken by the Manager and Subadvisers intended to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Subadvisers, but noted that the Manager had negotiated the fees with the Subadvisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Subadvisers was a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2026, through April 30, 2027. Although the Board recognized that the comparisons between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

the comparative information supported their consideration and approval of the management fees and their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the subadvisory fees paid under the Subadvisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Subadvisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Subadvisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and subadvisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Subadvisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that the management and/or subadvisory fees for some Funds included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from certain of the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the

1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than subadvisory fees, that the Subadvisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Subadvisers and their affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2025, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2026, through April 30, 2027 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the S&P 500 Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year period and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 3-year periods and higher than the Bloomberg US Aggregate Bond Index for the 5-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year and 3-year periods and in line with the S&P 500 Index for the 5-year period.

•	The Board noted that the actual management fee was in the 1st quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 3rd quintile of its performance universe for the 3-year period, and in the 4th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year, 3-year and 5-year periods.

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group and the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Growth Index for the 1-year and 5-year periods and was in line with the MSCI EAFE Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.
•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the 1-year and 3-year periods and higher than the Russell Midcap Growth Index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the

19

SUPPLEMENTAL INFORMATION (UNAUDITED)

1-year period, in the 4th quintile of its performance universe for the 3-year period, and in the 5th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 3-year periods and lower than the Bloomberg US Aggregate Bond Index for the 5-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 4th quintile of the expense group (but still within one basis point of median for total expenses).

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the S&P MidCap 400 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was in line with the Bloomberg US Government/Credit 1-3 Year Total Return Index for the 1-year and 3-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Value Diversified VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile of its performance universe for the 5-year period.
•	The Board noted that the Fund’s performance was lower than the Russell 2000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board approved a new Subadviser effective during 2026.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

the actual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian U.S. Government/Credit VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 3rd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Intermediate Government/Credit Index for the 1-year, 3-year and 5-year periods.
•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 4th quintile of the expense group (but still within one basis point of median for total expenses).

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

21

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8169

Guardian Variable

Products Trust

2026

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2026

Guardian All Cap Core VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian All Cap Core VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2026. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN ALL CAP CORE VIP FUND

June 30, 2026 (unaudited)	Shares	Value
Common Stocks – 99.4%
Aerospace & Defense – 2.5%

Arxis, Inc., Class A(1)	6,113	$282,054

BWX Technologies, Inc.	2,411	469,301

Curtiss-Wright Corp.	1,131	857,027

General Dynamics Corp.	1,952	691,477

General Electric Co.	1,396	521,727

Honeywell Aerospace, Inc.(1)	2,863	632,952

Howmet Aerospace, Inc.	3,312	890,464

RTX Corp.	6,699	1,271,001

		5,616,003
Air Freight & Logistics – 0.2%

FedEx Corp.	1,505	471,261

		471,261
Automobile Components – 0.2%

Aptiv PLC(1)	3,789	232,569

Visteon Corp.	2,698	267,668

		500,237
Banks – 4.5%

Bank of America Corp.	55,707	3,174,185

Columbia Banking System, Inc.	11,192	358,704

JPMorgan Chase & Co.	12,511	4,095,226

PNC Financial Services Group, Inc.	3,841	945,731

Prosperity Bancshares, Inc.	5,342	390,126

Wells Fargo & Co.	10,821	894,247

		9,858,219
Beverages – 0.8%

Celsius Holdings, Inc.(1)	4,210	123,269

Coca-Cola Europacific Partners PLC	4,346	434,904

PepsiCo, Inc.	8,935	1,209,799

		1,767,972
Biotechnology – 1.9%

Gilead Sciences, Inc.	20,652	2,609,174

Vertex Pharmaceuticals, Inc.(1)	3,389	1,683,418

		4,292,592
Broadline Retail – 4.5%

Amazon.com, Inc.(1)	41,576	9,909,224

		9,909,224
Building Products – 1.0%

Simpson Manufacturing Co., Inc.	4,601	963,219

Trane Technologies PLC	2,678	1,315,327

		2,278,546
Capital Markets – 2.3%

Bullish(1)	1,404	32,896

Charles Schwab Corp.	10,661	983,690

CME Group, Inc.	3,096	683,689

KKR & Co., Inc.	9,365	859,520

Moody’s Corp.	1,977	895,423

Morgan Stanley	3,027	632,764

Northern Trust Corp.	2,060	358,110

Raymond James Financial, Inc.	2,790	424,164

June 30, 2026 (unaudited)	Shares	Value
Capital Markets (continued)

TPG, Inc.	7,596	$308,018

		5,178,274
Chemicals – 0.9%

Albemarle Corp.	2,152	290,584

International Flavors & Fragrances, Inc.	2,321	183,870

Linde PLC	1,665	864,035

Sherwin-Williams Co.	1,705	587,066

		1,925,555
Commercial Services & Supplies – 0.7%

Cintas Corp.	1,984	337,438

GFL Environmental, Inc.	31,077	1,143,323

		1,480,761
Communications Equipment – 1.7%

Arista Networks, Inc.(1)	22,818	3,876,322

		3,876,322
Construction & Engineering – 1.5%

Legence Corp., Class A(1)	17,115	1,458,712

MYR Group, Inc.(1)	3,145	1,573,758

Primoris Services Corp.	3,143	311,534

		3,344,004
Construction Materials – 0.6%

CRH PLC	11,556	1,236,492

		1,236,492
Consumer Staples Distribution & Retail – 1.1%

BJ’s Wholesale Club Holdings, Inc.(1)	17,523	1,528,356

Performance Food Group Co.(1)	7,948	888,507

		2,416,863
Containers & Packaging – 0.3%

Avery Dennison Corp.	2,076	337,039

International Paper Co.	9,465	360,616

		697,655
Distributors – 0.2%

LKQ Corp.	13,432	353,664

		353,664
Diversified Consumer Services – 0.3%

Bright Horizons Family Solutions, Inc.(1)	3,901	276,503

Grand Canyon Education, Inc.(1)	1,527	218,529

Phoenix Education Partners, Inc.	3,492	114,712

		609,744
Diversified Telecommunication Services – 0.6%

Space Exploration Technologies Corp., Class A(1)	8,366	1,429,415

		1,429,415
Electric Utilities – 1.5%

Duke Energy Corp.	5,851	740,619

Evergy, Inc.	4,844	418,667

NextEra Energy, Inc.	7,634	670,036

PG&E Corp.	58,857	989,975

Xcel Energy, Inc.	5,912	474,734

		3,294,031

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN ALL CAP CORE VIP FUND

June 30, 2026 (unaudited)	Shares	Value
Electrical Equipment – 1.9%

AMETEK, Inc.	3,850	$931,469

Eaton Corp. PLC	1,960	835,195

Emerson Electric Co.	5,826	833,992

GE Vernova, Inc.	1,353	1,589,586

		4,190,242
Electronic Equipment, Instruments & Components – 1.6%

Advanced Energy Industries, Inc.	1,936	721,876

Amphenol Corp., Class A	9,400	1,657,408

Coherent Corp.(1)	1,384	545,947

Zebra Technologies Corp., Class A(1)	2,344	617,081

		3,542,312
Energy Equipment & Services – 0.4%

SLB Ltd.	10,214	474,849

TechnipFMC PLC	5,423	359,545

		834,394
Entertainment – 1.8%

Live Nation Entertainment, Inc.(1)	2,485	455,028

Netflix, Inc.(1)	19,882	1,419,575

Spotify Technology SA(1)	3,153	1,447,637

Take-Two Interactive Software, Inc.(1)	2,610	652,448

		3,974,688
Financial Services – 2.3%

Block, Inc.(1)	6,583	500,308

Fidelity National Information Services, Inc.	7,293	283,552

Mastercard, Inc., Class A	6,017	3,090,331

Visa, Inc., Class A	3,311	1,135,971

		5,010,162
Food Products – 0.5%

Mondelez International, Inc., Class A	13,064	755,622

Tyson Foods, Inc., Class A	4,829	276,460

		1,032,082
Ground Transportation – 1.3%

Uber Technologies, Inc.(1)	18,297	1,320,312

Union Pacific Corp.	3,223	876,656

XPO, Inc.(1)	3,145	645,637

		2,842,605
Health Care Equipment & Supplies – 1.9%

Becton Dickinson & Co.	6,937	1,049,776

Boston Scientific Corp.(1)	21,492	917,279

IDEXX Laboratories, Inc.(1)	475	250,059

Medtronic PLC	21,799	1,705,336

STERIS PLC	1,792	377,341

		4,299,791
Health Care Providers & Services – 1.2%

Cigna Group	5,227	1,440,979

Humana, Inc.	2,468	980,339

Lumexa Imaging Holdings, Inc.(1)	24,125	272,130

		2,693,448

June 30, 2026 (unaudited)	Shares	Value
Health Care Technology – 0.0%

Waystar Holding Corp.(1)	4,309	$88,464

		88,464
Hotels, Restaurants & Leisure – 1.6%

Aramark	16,214	922,577

DraftKings, Inc., Class A(1)	6,266	158,279

Hilton Worldwide Holdings, Inc.	2,973	982,457

Starbucks Corp.	7,053	720,746

Viking Holdings Ltd.(1)	6,231	652,199

		3,436,258
Household Products – 0.4%

Colgate-Palmolive Co.	10,044	920,834

		920,834
Independent Power and Renewable Electricity Producers – 0.3%

Vistra Corp.	4,086	648,162

		648,162
Industrial REITs – 0.1%

Rexford Industrial Realty, Inc.	6,376	213,596

		213,596
Insurance – 3.2%

Aon PLC, Class A	3,749	1,243,506

Arthur J Gallagher & Co.	3,481	799,133

Assurant, Inc.	1,549	415,953

Chubb Ltd.	4,439	1,512,545

Everest Group Ltd.	961	343,298

Lincoln National Corp.	7,651	270,463

Principal Financial Group, Inc.	5,474	589,988

Progressive Corp.	4,286	936,277

Selective Insurance Group, Inc.	3,812	369,802

Willis Towers Watson PLC	2,323	607,162

		7,088,127
Interactive Media & Services – 7.3%

Alphabet, Inc., Class A	31,349	11,203,192

Meta Platforms, Inc., Class A	8,776	4,943,433

		16,146,625
IT Services – 1.8%

Accenture PLC, Class A	3,849	478,970

DigitalOcean Holdings, Inc.(1)	4,693	736,942

MongoDB, Inc.(1)	2,456	824,970

Okta, Inc.(1)	8,701	1,187,251

Quantinuum, Inc., Class A(1)	3,467	283,393

Snowflake, Inc., Class A(1)	1,811	460,899

		3,972,425
Life Sciences Tools & Services – 1.4%

ICON PLC(1)	1,887	327,791

Illumina, Inc.(1)	2,603	457,685

Repligen Corp.(1)	6,384	871,033

Waters Corp.(1)	3,804	1,426,652

		3,083,161

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN ALL CAP CORE VIP FUND

June 30, 2026 (unaudited)	Shares	Value
Machinery – 2.0%

Caterpillar, Inc.	1,951	$2,077,620

Donaldson Co., Inc.	2,358	211,678

Nordson Corp.	2,059	621,180

Pentair PLC	11,460	878,523

RBC Bearings, Inc.(1)	898	578,366

		4,367,367
Multi-Utilities – 0.4%

Sempra	8,842	819,742

		819,742
Office REITs – 0.2%

Highwoods Properties, Inc.	12,287	370,576

		370,576
Oil, Gas & Consumable Fuels – 2.8%

Cheniere Energy, Inc.	3,859	922,339

ConocoPhillips	16,006	1,663,984

EQT Corp.	7,590	403,560

Exxon Mobil Corp.	15,970	2,183,418

Permian Resources Corp., Class A	16,707	307,576

Valero Energy Corp.	3,081	802,416

		6,283,293
Personal Care Products – 0.4%

e.l.f. Beauty, Inc.(1)	1,103	81,622

Kenvue, Inc.	36,889	704,949

		786,571
Pharmaceuticals – 2.9%

Johnson & Johnson	13,069	3,319,134

Pfizer, Inc.	124,899	3,007,568

		6,326,702
Professional Services – 0.8%

Jacobs Solutions, Inc.	5,126	645,876

Leidos Holdings, Inc.	5,778	594,961

TransUnion	8,365	603,451

		1,844,288
Real Estate Management & Development – 0.2%

CoStar Group, Inc.(1)	13,290	376,373

		376,373
Retail REITs – 0.6%

Federal Realty Investment Trust	6,635	819,025

NNN REIT, Inc.	13,257	616,848

		1,435,873
Semiconductors & Semiconductor Equipment – 15.3%

Advanced Micro Devices, Inc.(1)	4,166	2,420,071

Analog Devices, Inc.	2,717	1,079,111

Broadcom, Inc.	19,877	7,508,537

KLA Corp.	8,593	2,592,594

MACOM Technology Solutions Holdings, Inc.(1)	1,944	739,439

June 30, 2026 (unaudited)	Shares	Value
Semiconductors & Semiconductor Equipment (continued)

Micron Technology, Inc.	2,787	$3,217,006

NVIDIA Corp.	81,261	16,259,514

		33,816,272
Software – 6.5%

Bentley Systems, Inc., Class B	17,296	516,977

Cadence Design Systems, Inc.(1)	6,161	2,312,347

Guidewire Software, Inc.(1)	5,141	632,600

Intuit, Inc.	2,001	522,261

JFrog Ltd.(1)	11,626	1,056,571

Microsoft Corp.	25,090	9,359,072

		14,399,828
Specialized REITs – 0.5%

Blackstone Digital Infrastructure Trust, Inc.(1)	42,471	918,648

Smartstop Self Storage REIT, Inc.	6,893	224,022

		1,142,670
Specialty Retail – 2.0%

Carvana Co.(1)	18,829	1,239,325

Floor & Decor Holdings, Inc., Class A(1)	20,616	1,223,765

TJX Cos., Inc.	8,430	1,277,145

Tractor Supply Co.	19,231	607,892

		4,348,127
Technology Hardware, Storage & Peripherals – 6.3%

Apple, Inc.	41,379	11,973,427

Sandisk Corp.(1)	612	1,391,523

Seagate Technology Holdings PLC	604	582,860

		13,947,810
Textiles, Apparel & Luxury Goods – 0.4%

Amer Sports, Inc.(1)	7,282	246,423

Birkenstock Holding PLC(1)	11,137	479,225

Columbia Sportswear Co.	2,245	138,786

Wolverine World Wide, Inc.	6,639	109,742

		974,176
Tobacco – 0.6%

Philip Morris International, Inc.	7,216	1,305,446

		1,305,446
Trading Companies & Distributors – 0.8%

Ferguson Enterprises, Inc.	1,848	438,586

SiteOne Landscape Supply, Inc.(1)	4,316	493,793

WW Grainger, Inc.	680	925,072

		1,857,451
Wireless Telecommunication Services – 0.4%

T-Mobile U.S., Inc.	4,733	793,866

		793,866

Total Common Stocks (Cost $170,922,745)		219,750,641

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN ALL CAP CORE VIP FUND

June 30, 2026 (unaudited)	Principal Amount	Value
Repurchase Agreements – 1.2%

Fixed Income Clearing Corp., 1.06%, dated 6/30/2026, proceeds at maturity value of $2,605,853, due 7/1/2026(2)	$2,605,777	$2,605,777

Total Repurchase Agreements (Cost $2,605,777)		2,605,777

Total Investments – 100.6% (Cost $173,528,522)		222,356,418

Liabilities in excess of other assets – (0.6)%		(1,289,719)

Total Net Assets – 100.0%		$221,066,699

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.00%	12/15/2027	$2,657,900	$2,657,901

Legend:

REITs — Real Estate Investment Trusts

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$219,750,641	$—	$—	$219,750,641
Repurchase Agreements	—	2,605,777	—	2,605,777
Total	$219,750,641	$2,605,777	$—	$222,356,418

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN ALL CAP CORE VIP FUND

Statement of Assets and Liabilities
As of June 30, 2026 (unaudited)
Assets

Investments, at value	$222,356,418

Receivable for investments sold	241,774

Dividends/interest receivable	77,162

Receivable for fund shares subscribed	790

Prepaid expenses	3,817

Total Assets	222,679,961

Liabilities

Payable for investments purchased	1,120,727

Payable for fund shares redeemed	288,428

Investment advisory fees payable	79,770

Distribution fees payable	45,324

Accrued custodian and accounting fees	23,940

Accrued administrative fees	22,034

Accrued audit fees	14,832

Accrued legal fees	8,987

Accrued transfer agent fees	6,803

Accrued trustees’ and officers’ fees	1,287

Accrued expenses and other liabilities	1,130

Total Liabilities	1,613,262

Total Net Assets	$221,066,699

Net Assets Consist of:

Paid-in capital	$120,040,625

Distributable earnings	101,026,074

Total Net Assets	$221,066,699

Investments, at Cost	$173,528,522

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	14,751,697

Net Asset Value Per Share	$14.99

Statement of Operations For the Six Months Ended June 30, 2026 (unaudited)
Investment Income

Dividends	$1,296,921

Interest	7,304

Withholding taxes on foreign dividends	(145)

Total Investment Income	1,304,080

Expenses

Investment advisory fees	477,928

Distribution fees	271,550

Professional fees	38,605

Trustees’ and officers’ fees	36,667

Custodian and accounting fees	30,564

Administrative fees	26,589

Transfer agent fees	9,358

Shareholder reports	3,439

Other expenses	6,702

Total Expenses	901,402

Net Investment Income/(Loss)	402,678

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	14,688,209

Net change in unrealized appreciation/(depreciation) on investments	(489,960)

Net Gain on Investments	14,198,249

Net Increase in Net Assets Resulting From Operations	$14,600,927

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN ALL CAP CORE VIP FUND

Statements of Changes in Net Assets
Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/26	For the Year Ended 12/31/25

Operations

Net investment income/(loss)	$402,678	$883,692

Net realized gain/(loss) from investments	14,688,209	25,748,694

Net change in unrealized appreciation/(depreciation) on investments	(489,960)	4,333,199

Net Increase in Net Assets Resulting from Operations	14,600,927	30,965,585

Capital Share Transactions

Proceeds from sales of shares	1,440,499	59,607,458

Cost of shares redeemed	(16,792,300)	(49,387,963)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(15,351,801)	10,219,495

Net Increase/(Decrease) in Net Assets	(750,874)	41,185,080

Net Assets

Beginning of period	221,817,573	180,632,493

End of period	$221,066,699	$221,817,573

Other Information:

Shares

Sold	103,771	5,068,940

Redeemed	(1,173,626)	(3,708,905)

Net Decrease	(1,069,855)	1,360,035

6	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

7

FINANCIAL INFORMATION — GUARDIAN ALL CAP CORE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/26	$14.02	$0.03	$0.94	$0.97	$14.99	6.92%	(4)

Year Ended 12/31/25	12.49	0.05	1.48	1.53	14.02	12.25%

Year Ended 12/31/24	10.40	0.05	2.04	2.09	12.49	20.10%

Year Ended 12/31/23	8.46	0.07	1.87	1.94	10.40	22.93%

Year Ended 12/31/22	10.26	0.07	(1.87)	(1.80)	8.46	(17.54)%

Period Ended 12/31/21(5)	10.00	0.01	0.25	0.26	10.26	2.60%	(4)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN ALL CAP CORE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$221,067	0.83%	(4)	0.83%	(4)	0.37%	(4)	0.37%(4)		31%	(4)

221,818	0.83%		0.83%		0.42%		0.42%		69%

180,632	0.82%		0.83%		0.46%		0.45%		33%

174,465	0.78%		0.83%		0.72%		0.67%		32%

159,185	0.78%		0.85%		0.78%		0.71%		37%

31,370	0.38%	(4)	1.14%	(4)	1.06%	(4)	0.30%	(4)	7%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2021, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on October 25, 2021.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN ALL CAP CORE VIP FUND

June 30, 2026 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian All Cap Core VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 25, 2021. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN ALL CAP CORE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2026, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2026 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2026, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2026, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN ALL CAP CORE VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the six months ended June 30, 2026, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/ accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.44% of the first $500 million, and 0.40% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2027 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.90% of the Fund’s average daily net assets (excluding, if

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN ALL CAP CORE VIP FUND

applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2026, the expense limitation was 0.91%.The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2026, Park Avenue did not waive any fees or pay any Fund expenses.

Park Avenue has entered into a Sub-Advisory Agreement with Massachusetts Financial Services Company (“MFS”). MFS is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2026, the Fund incurred distribution fees in the amount of $271,550 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $68,307,073 and $83,719,372, respectively, for the six months ended June 30, 2026. During the six months ended June 30, 2026, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN ALL CAP CORE VIP FUND

not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and developments, may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social or political unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 14, 2026. The Fund did not utilize the credit facility during the six months ended June 30, 2026.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that there was the following subsequent event:

On July 9, 2026, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”), which provides for the reorganization of each series (fund) of the Trust (each, a “Target Portfolio” and, collectively, the “Target Portfolios”) into corresponding series of SunAmerica Series Trust (“SAST”) or Seasons Series Trust (“SST”), as applicable, identified (each, an (“Acquiring Portfolio” and, collectively the “Acquiring Portfolios”) (each, a “Reorganization” and, collectively, the “Reorganizations”), subject to shareholder approval. Under the terms of the proposed Reorganizations, each Target Portfolio would transfer substantially all of its assets and liabilities to a corresponding Acquiring Portfolio in exchange for shares of the Acquiring Portfolio. Shares of the Acquiring Portfolio which would be distributed to shareholders of the applicable Target Portfolio, who will own Class 1 or Class 3 shares, as applicable, of the Acquiring Portfolio. Following completion of the Reorganizations, each Target Portfolio will be terminated.

Shareholders of record as of August 17, 2026 will be asked to approve the proposed Reorganizations at a special meeting of shareholders expected to be held on or about November 13, 2026. If approved and all

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN ALL CAP CORE VIP FUND

conditions to closing are satisfied or waived, the Reorganizations are expected to be completed during the fourth quarter of 2026.

The Reorganizations are not expected to be taxable events to contract owners of the variable insurance products investing in the Funds.

Target Portfolio	Acquiring Portfolio
Guardian Equity Income VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Value Portfolio, a series of SAST
Guardian Integrated Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian All Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Strategic Large Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Diversified Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian International Equity VIP Fund, a series of GVPT	SA BlackRock Advantage International Portfolio (formerly, SA Morgan Stanley International Equities Portfolio), a series of SAST
Guardian Balanced Allocation VIP Fund, a series of GVPT	SA Index Allocation 60/40 Portfolio, a series of SAST
Guardian Total Return Bond VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST
Guardian Core Plus Fixed Income VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST
Guardian Large Cap Fundamental Growth VIP Fund, a series of GVPT	SA MFS Large Cap Growth Portfolio, a series of SAST

Target Portfolio	Acquiring Portfolio
Guardian Small Cap Value Diversified VIP Fund, a series of GVPT	SA Franklin Small Company Value Portfolio, a series of SAST
Guardian Multi-Sector Bond VIP Fund, a series of GVPT	SA Multi-Managed Diversified Fixed Income Portfolio, a series of SST
Guardian Short Duration Bond VIP Fund, a series of GVPT	SA JPMorgan Ultra-Short Bond Portfolio, a series of SAST
Guardian Growth & Income VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian Large Cap Disciplined Value VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian International Growth VIP Fund, a series of GVPT	SA Fidelity Institutional AM International Growth Portfolio, a series of SAST
Guardian Global Utilities VIP Fund, a series of GVPT	SA Large Cap Value Index Portfolio, a series of SAST
Guardian Large Cap Disciplined Growth VIP Fund, a series of GVPT	SA Franklin Large Cap Disciplined Growth Portfolio, a newly created series of SAST
Guardian Core Fixed Income VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian U.S. Government/Credit VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian Small-Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Select Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Relative Value VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Traditional Growth VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and subadvisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 18-19, 2026 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act, of a party to the agreement (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap

Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Value Diversified VIP Fund; Guardian Small- Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government/Credit VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing subadvisory agreements (the “Subadvisory Agreements”) between the Manager and the following investment advisory firms engaged to serve as subadvisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund and Guardian Small Cap Value Diversified VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund and Guardian Multi-Sector Bond VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Short Duration Bond VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund and Guardian U.S. Government/Credit VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund, Guardian Select Mid Cap Core VIP Fund and Guardian Core Fixed Income VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund and Guardian Total Return Bond VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the Meeting, (each, a “Subadviser” and collectively, the “Subadvisers”) for a one-year term.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement,” collectively with the Management Agreement and Subadvisory Agreements, the “Agreements”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Subadviser) with respect to Guardian International Equity VIP Fund, in substantially the form presented at the Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Subadviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent legal counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Subadviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Subadvisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Subadvisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Subadviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Subadvisers, monitoring the Subadvisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Subadvisers with respect to the services that the Subadvisers provide under the Subadvisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend subadvisers, and the Manager’s ability to monitor and oversee subadvisers and recommend replacement subadvisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Subadvisers on a periodic basis,

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SUPPLEMENTAL INFORMATION (UNAUDITED)

follow through with additional inquiries on questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Subadvisers. The Trustees also considered, among other things, the terms of the Subadvisory Agreements and the range of investment advisory services provided by the Subadvisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Subadvisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Subadvisers.

Based upon these considerations, the Trustees concluded that the nature, extent and quality of services provided to the Funds by the Manager and each Subadviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an

independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Subadvisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Subadviser was generally satisfactory, or, that any steps being taken by the Manager and Subadvisers intended to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Subadvisers, but noted that the Manager had negotiated the fees with the Subadvisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Subadvisers was a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2026, through April 30, 2027. Although the Board recognized that the comparisons between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and

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SUPPLEMENTAL INFORMATION (UNAUDITED)

variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the subadvisory fees paid under the Subadvisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Subadvisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Subadvisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and subadvisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Subadvisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that the management and/or subadvisory fees for some Funds included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from certain of the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the

1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than subadvisory fees, that the Subadvisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Subadvisers and their affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2025, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2026, through April 30, 2027 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the S&P 500 Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year period and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 3-year periods and higher than the Bloomberg US Aggregate Bond Index for the 5-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year and 3-year periods and in line with the S&P 500 Index for the 5-year period.

•	The Board noted that the actual management fee was in the 1st quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 3rd quintile of its performance universe for the 3-year period, and in the 4th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year, 3-year and 5-year periods.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group and the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Growth Index for the 1-year and 5-year periods and was in line with the MSCI EAFE Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.
•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the 1-year and 3-year periods and higher than the Russell Midcap Growth Index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the

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SUPPLEMENTAL INFORMATION (UNAUDITED)

1-year period, in the 4th quintile of its performance universe for the 3-year period, and in the 5th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 3-year periods and lower than the Bloomberg US Aggregate Bond Index for the 5-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 4th quintile of the expense group (but still within one basis point of median for total expenses).

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the S&P MidCap 400 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was in line with the Bloomberg US Government/Credit 1-3 Year Total Return Index for the 1-year and 3-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Value Diversified VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile of its performance universe for the 5-year period.
•	The Board noted that the Fund’s performance was lower than the Russell 2000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board approved a new Subadviser effective during 2026.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and the actual management fee and the total expenses were in the 3rd quintile of the expense group.

22

SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian U.S. Government/Credit VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 3rd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Intermediate Government/Credit Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that a new Subadviser was retained in 2025.
•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 4th quintile of the expense group (but still within one basis point of median for total expenses).

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

23

This Page Intentionally Left Blank

24

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB11407

Guardian Variable

Products Trust

2026

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2026

Guardian Balanced Allocation VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Balanced Allocation VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2026. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

June 30, 2026 (unaudited)	Shares	Value
Common Stocks – 66.1%

Aerospace & Defense – 1.0%

Axon Enterprise, Inc.(1)	1,472	$825,218

Northrop Grumman Corp.	2,142	1,090,942

		1,916,160

Automobiles – 0.8%

Tesla, Inc.(1)	3,962	1,666,417

		1,666,417

Biotechnology – 1.1%

AbbVie, Inc.	3,289	827,644

Vertex Pharmaceuticals, Inc.(1)	2,594	1,288,518

		2,116,162

Broadline Retail – 3.2%

Amazon.com, Inc.(1)	27,410	6,532,899

		6,532,899

Capital Markets – 5.0%

Bank of New York Mellon Corp.	19,456	2,813,532

Blackrock, Inc.	1,871	1,799,079

Goldman Sachs Group, Inc.	3,635	3,676,330

KKR & Co., Inc.	19,068	1,750,061

		10,039,002

Chemicals – 1.2%

Corteva, Inc.	10,900	923,121

Linde PLC	1,978	1,026,463

PPG Industries, Inc.	3,355	406,928

		2,356,512

Commercial Services & Supplies – 1.0%

Clean Harbors, Inc.(1)	4,584	1,369,470

Waste Connections, Inc.	4,280	713,433

		2,082,903

Construction Materials – 0.5%

James Hardie Industries PLC(1)	40,948	1,072,019

		1,072,019

Consumer Staples Distribution & Retail – 1.6%

U.S. Foods Holding Corp.(1)	30,871	3,156,560

		3,156,560

Distributors – 0.4%

Pool Corp.	3,464	744,414

		744,414

Diversified Telecommunication Services – 0.7%

Space Exploration Technologies Corp., Class A(1)	8,020	1,370,297

		1,370,297

Electrical Equipment – 1.3%

Eaton Corp. PLC	2,724	1,160,751

Regal Rexnord Corp.	3,112	741,247

Vertiv Holdings Co., Class A	2,396	802,229

		2,704,227

June 30, 2026 (unaudited)	Shares	Value

Electronic Equipment, Instruments & Components – 1.9%

Coherent Corp.(1)	1,984	$782,629

Flex Ltd.(1)	14,001	2,269,142

TTM Technologies, Inc.(1)	3,902	729,752

		3,781,523

Entertainment – 1.0%

Netflix, Inc.(1)	5,066	361,712

Spotify Technology SA(1)	1,465	672,626

Walt Disney Co.	11,099	1,068,279

		2,102,617
Financial Services – 1.1%

Mastercard, Inc., Class A	4,416	2,268,058

		2,268,058
Health Care Equipment & Supplies – 1.1%

Boston Scientific Corp.(1)	23,202	990,262

Edwards Lifesciences Corp.(1)	14,592	1,319,992

		2,310,254
Health Care Providers & Services – 0.8%

UnitedHealth Group, Inc.	3,750	1,558,612

		1,558,612
Health Care REITs – 1.0%

Welltower, Inc.	9,037	2,051,128

		2,051,128
Hotels, Restaurants & Leisure – 1.3%

Marriott International, Inc., Class A	4,197	1,555,366

Starbucks Corp.	10,188	1,041,112

		2,596,478
Insurance – 1.2%

American International Group, Inc.	31,425	2,342,105

		2,342,105
Interactive Media & Services – 5.1%

Alphabet, Inc., Class A	25,649	9,166,183

Meta Platforms, Inc., Class A	1,834	1,033,074

		10,199,257
IT Services – 1.0%

Shopify, Inc., Class A(1)	7,278	831,002

Snowflake, Inc., Class A(1)	4,577	1,164,846

		1,995,848
Life Sciences Tools & Services – 1.1%

Danaher Corp.	5,539	1,055,069

ICON PLC(1)	6,289	1,092,462

		2,147,531
Machinery – 0.6%

IDEX Corp.	4,941	1,121,360

		1,121,360
Metals & Mining – 0.2%

Teck Resources Ltd., Class B	7,678	456,534

		456,534

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

June 30, 2026 (unaudited)	Shares	Value
Multi-Utilities – 1.8%

Sempra	38,654	$3,583,612

		3,583,612
Oil, Gas & Consumable Fuels – 2.0%

Cheniere Energy, Inc.	4,163	994,999

Devon Energy Corp.	46,310	1,913,529

Shell PLC, ADR	13,689	1,061,445

		3,969,973
Pharmaceuticals – 2.3%

Eli Lilly & Co.	2,122	2,545,190

Merck & Co., Inc.	16,283	2,092,366

		4,637,556

Semiconductors & Semiconductor Equipment – 15.8%

Advanced Micro Devices, Inc.(1)	6,731	3,910,105

Broadcom, Inc.	11,952	4,514,868

Cerebras Systems, Inc., Class A(1)	600	132,600

Intel Corp.(1)	5,237	731,242

KLA Corp.	14,050	4,239,026

Micron Technology, Inc.	3,470	4,005,386

NVIDIA Corp.	61,150	12,235,503

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,375	2,089,369

		31,858,099
Software – 2.9%

Microsoft Corp.	13,236	4,937,293

Palantir Technologies, Inc., Class A(1)	4,449	519,065

Samsara, Inc., Class A(1)	13,373	433,686

		5,890,044
Specialty Retail – 1.4%

Ross Stores, Inc.	13,161	2,801,319

		2,801,319
Technology Hardware, Storage & Peripherals – 3.8%

Apple, Inc.	15,465	4,474,952

Sandisk Corp.(1)	671	1,525,673

Seagate Technology Holdings PLC	1,728	1,667,520

		7,668,145
Trading Companies & Distributors – 0.8%

Ferguson Enterprises, Inc.	2,739	650,047

WESCO International, Inc.	3,031	1,046,998

		1,697,045
Wireless Telecommunication Services – 0.1%

T-Mobile U.S., Inc.	1,778	298,224

		298,224

Total Common Stocks (Cost $99,794,176)		133,092,894

June 30, 2026 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities – 7.4%

Federal Home Loan Mortgage Corp.
2.00% due 5/1/2051	$726,050	$587,014
2.00% due 4/1/2052	959,339	781,308
2.50% due 7/1/2041	294,646	262,517
2.50% due 2/1/2042	426,952	380,232
2.50% due 7/1/2051	791,347	672,926
2.50% due 10/1/2051	51,459	43,275
2.50% due 11/1/2051	316,642	269,195
4.00% due 4/1/2047	7,091	6,813
4.00% due 11/1/2048	93,655	89,006
4.00% due 5/1/2049	12,328	11,777
4.00% due 7/1/2049	14,933	14,374
4.00% due 4/1/2052	264,608	248,547
4.50% due 1/1/2038	73,707	72,958
4.50% due 5/1/2038	16,275	16,130
4.50% due 11/1/2048	18,833	18,341
4.50% due 8/1/2049	43,034	42,027
5.00% due 1/1/2053	102,663	101,651
5.50% due 6/1/2040	315,893	323,717
5.50% due 9/1/2052	193,837	196,023
5.50% due 2/1/2053	18,027	18,219
5.50% due 3/1/2053	27,345	27,676
5.50% due 5/1/2053	41,097	41,439
5.50% due 6/1/2053	55,597	56,167
5.50% due 7/1/2053	345,005	348,538
5.50% due 8/1/2053	95,954	96,937
5.50% due 9/1/2053	26,484	26,802
6.00% due 11/1/2053	125,974	128,899
6.50% due 11/1/2053	219,302	227,966

Federal National Mortgage Association
2.00% due 12/1/2050	175,158	141,169
2.50% due 2/1/2041	49,744	44,489
2.50% due 5/1/2051	468,777	397,345
3.00% due 6/1/2043	182,049	166,100
3.00% due 10/1/2051	593,761	519,326
3.50% due 8/1/2043	180,330	169,554
3.50% due 4/1/2052	96,797	88,342
4.00% due 3/1/2046	7,433	7,117
4.00% due 1/1/2049	9,466	9,079
4.00% due 8/1/2049	6,233	5,971
4.00% due 8/1/2051	8,261	7,946
4.00% due 10/1/2052	105,935	99,370
4.20% due 10/1/2030	530,000	524,494
4.22% due 9/1/2030	520,419	515,208
4.34% due 8/1/2030	284,000	282,452
4.40% due 9/1/2030	330,000	329,553
4.47% due 5/1/2030	289,000	288,235
4.50% due 4/1/2038	273,582	271,139
4.50% due 11/1/2048	27,010	26,405
4.50% due 10/1/2050	13,783	13,447
4.50% due 8/1/2052	12,954	12,508
4.50% due 9/1/2052	27,758	26,932
4.83% due 10/1/2030	275,000	277,919
5.00% due 8/1/2052	524,541	519,427
5.00% due 9/1/2052	29,955	29,747
5.00% due 10/1/2052	19,171	18,990
5.50% due 7/1/2040	243,608	249,641

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

June 30, 2026 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities (continued)
5.50% due 1/1/2053	$110,638	$111,842
5.50% due 8/1/2053	28,551	28,836
6.00% due 9/1/2053	315,869	323,569

Freddie Mac Multifamily Structured Pass-Through Certificates
Series K-150, Class A2 3.71% due 9/25/2032(2)(3)	78,000	74,409
Series K157, Class A2 3.99% due 5/25/2033(2)(3)	125,000	122,564
Series K758, Class A2 4.68% due 10/25/2031(2)(3)	100,000	100,691

Government National Mortgage Association
2.00% due 12/20/2050	341,312	280,044
2.00% due 1/20/2051	93,158	76,435
2.00% due 2/20/2051	310,110	254,441
2.50% due 5/20/2051	420,984	360,037
2.50% due 7/20/2051	430,507	368,178
2.50% due 8/20/2051	421,753	360,690
3.00% due 1/20/2051	385,207	343,930
3.00% due 5/20/2051	203,040	180,291
3.50% due 1/20/2052	351,328	318,701
3.50% due 2/20/2052	349,471	317,122
4.00% due 4/20/2052	66,152	62,133
4.00% due 8/20/2052	282,112	264,621
4.50% due 8/20/2048	136,126	132,995
5.50% due 7/20/2056(4)	300,000	301,474

Uniform Mortgage-Backed Security 4.00% due 7/1/2041(4)	461,000	447,665

Total Agency Mortgage-Backed Securities (Cost $15,305,625)		14,983,047
Asset-Backed Securities – 0.3%

Chesapeake Funding II LLC
Series 2024-1A, Class A1 5.52% due 5/15/2036(5)	64,740	65,136

Enterprise Fleet Financing LLC
Series 2023-3, Class A2 6.40% due 3/20/2030(5)	58,992	59,378
Series 2024-3, Class A3 4.98% due 8/21/2028(5)	300,000	301,781

Kubota Credit Owner Trust
Series 2023-2A, Class A3 5.28% due 1/18/2028(5)	63,209	63,436

Navient Private Education Refi Loan Trust
Series 2023-A, Class A 5.51% due 10/15/2071(5)	120,459	122,092

Total Asset-Backed Securities (Cost $609,014)		611,823

Corporate Bonds & Notes – 5.7%
Agriculture – 0.8%

BAT Capital Corp. 4.54% due 8/15/2047	10,000	8,244
5.35% due 8/15/2032	75,000	76,758
5.625% due 8/15/2035	313,000	322,553
7.079% due 8/2/2043	15,000	16,708

Imperial Brands Finance PLC 4.875% due 2/7/2032(5)	200,000	198,730
5.50% due 7/7/2036(5)	200,000	198,757

June 30, 2026 (unaudited)	Principal Amount	Value
Agriculture (continued)

Philip Morris International, Inc.
4.25% due 10/29/2032	$153,000	$148,371
4.625% due 10/29/2035	135,000	129,972
4.875% due 4/29/2036	85,000	83,213
5.25% due 2/13/2034	230,000	233,771
5.375% due 2/15/2033	50,000	51,322

Reynolds American, Inc. 5.85% due 8/15/2045	48,000	47,278

		1,515,677
Airlines – 0.0%
United Airlines Pass-Through Trust

Series 2016-1, Class AA 3.10% due 7/7/2028	33,089	32,407

		32,407
Auto Manufacturers – 0.0%

Hyundai Capital America 4.75% due 6/18/2029(5)	60,000	59,795

		59,795
Banks – 1.2%

Bank of Montreal
Series J 4.879% (4.879% fixed rate until 6/2/2031; 1 day USD SOFR + 0.96% thereafter) due 6/2/2032(3)	100,000	99,968

Commonwealth Bank of Australia 5.071% due 9/14/2028(5)	250,000	253,593

Goldman Sachs Group, Inc. 4.148% (4.148% fixed rate until 1/21/2028; 1 day USD SOFR + 0.71% thereafter) due 1/21/2029(3)	248,000	245,865
4.516% (4.516% fixed rate until 1/21/2031; 1 day USD SOFR + 0.96% thereafter) due 1/21/2032(3)	312,000	306,112
5.065% (5.065% fixed rate until 1/21/2036; 1 day USD SOFR + 1.19% thereafter) due 1/21/2037(3)	130,000	126,926

JPMorgan Chase & Co. 4.912% (4.912% fixed rate until 7/25/2032; 1 day USD SOFR + 2.08% thereafter) due 7/25/2033(3)	415,000	414,505
5.103% (5.103% fixed rate until 4/22/2030; 1 day USD SOFR + 1.44% thereafter) due 4/22/2031(3)	84,000	84,948
5.14% (5.14% fixed rate until 1/24/2030; 1 day USD SOFR + 1.01% thereafter) due 1/24/2031(3)	125,000	126,406
5.572% (5.572% fixed rate until 4/22/2035; 1 day USD SOFR + 1.68% thereafter) due 4/22/2036(3)	409,000	420,468

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

June 30, 2026 (unaudited)	Principal Amount	Value
Banks (continued)

Morgan Stanley 4.238% (4.238% fixed rate until 1/9/2029; 1 day USD SOFR + 0.80% thereafter) due 1/9/2030(3)	$130,000	$128,302
4.654% (4.654% fixed rate until 10/18/2029; 1 day USD SOFR + 1.10% thereafter) due 10/18/2030(3)	161,000	160,132

		2,367,225
Beverages – 0.1%

Keurig Dr Pepper, Inc. 5.15% due 5/15/2035	142,000	140,337

		140,337
Commercial Services – 0.1%

ERAC USA Finance LLC 4.70% due 4/30/2031(5)	55,000	54,831
5.25% due 4/30/2036(5)	150,000	149,654

		204,485
Electric – 1.0%

AEP Texas, Inc. 5.85% due 10/15/2055	24,000	23,538
Series Q 5.20% due 4/15/2036	260,000	256,447

CenterPoint Energy Houston Electric LLC
Series AR 4.85% due 4/1/2036	165,000	161,600

Chpe LLC 5.10% due 6/30/2033(5)	96,000	95,747
5.35% due 6/30/2036(5)	146,000	145,541

Duke Energy Carolinas LLC 5.15% due 6/15/2036	200,000	200,202

Duke Energy Corp. 4.95% due 9/15/2035	45,000	44,038

Duke Energy Florida LLC 4.85% due 12/1/2035	55,000	53,918

Duke Energy Indiana LLC
Series DDDD 4.95% due 3/15/2036	10,000	9,829

FirstEnergy Pennsylvania Electric Co. 3.60% due 6/1/2029(5)	34,000	32,934

Ohio Edison Co. 4.95% due 12/15/2029(5)	20,000	20,145

Pacific Gas and Electric Co. 4.75% due 2/15/2044	60,000	50,806
4.95% due 7/1/2050	421,867	352,218
5.20% due 5/1/2036	10,000	9,713
6.00% due 5/1/2056	10,000	9,567

Public Service Co. of Oklahoma 5.45% due 1/15/2036	175,000	176,756

Southern California Edison Co. 4.00% due 4/1/2047	128,000	95,424

Southwestern Electric Power Co. 5.20% due 4/1/2036	143,000	141,112

Southwestern Public Service Co. 5.30% due 8/15/2036	140,000	139,626

		2,019,161

June 30, 2026 (unaudited)	Principal Amount	Value
Food – 0.4%

JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 5.50% due 1/15/2036	$107,000	$106,844
5.625% due 3/10/2037(5)	125,000	124,479
6.375% due 4/15/2066	155,000	152,133

Mars, Inc. 5.20% due 3/1/2035(5)	187,000	187,744
5.65% due 5/1/2045(5)	117,000	116,255
5.70% due 5/1/2055(5)	104,000	102,457

		789,912
Healthcare Services – 0.3%

HCA, Inc. 5.50% due 6/15/2047	10,000	9,317
5.60% due 4/1/2034	249,000	254,251
5.70% due 11/15/2055	78,000	74,317
5.95% due 9/15/2054	30,000	29,434
6.00% due 4/1/2054	25,000	24,696
6.20% due 3/1/2055	10,000	10,181

Providence St. Joseph Health Obligated Group 5.403% due 10/1/2033	110,000	112,419

Sutter Health
Series 20A 2.294% due 8/15/2030	25,000	22,751

		537,366
Insurance – 0.1%

American National Global Funding 5.00% due 6/22/2029(5)	50,000	49,843

Athene Global Funding 5.583% due 1/9/2029(5)	175,000	177,517

Sammons Financial Group Global Funding 5.10% due 6/22/2031(5)	35,000	34,855

		262,215

Oil & Gas – 0.1%

Diamondback Energy, Inc.
3.50% due 12/1/2029	76,000	73,296
5.75% due 4/18/2054	200,000	194,438

		267,734
Pipelines – 0.5%

Columbia Pipelines Holding Co. LLC
4.999% due 11/17/2032(5)	45,000	44,501
5.097% due 10/1/2031(5)	75,000	75,072

Columbia Pipelines Operating Co. LLC
5.927% due 8/15/2030(5)	120,000	124,627

Gray Oak Pipeline LLC
3.45% due 10/15/2027(5)	15,000	14,730

ONEOK, Inc.
5.05% due 11/1/2034	241,000	235,721
5.05% due 4/1/2045	202,000	178,041

Whistler Pipeline LLC
5.40% due 9/30/2029(5)	193,000	195,751
5.70% due 9/30/2031(5)	130,000	133,325

		1,001,768

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

June 30, 2026 (unaudited)	Principal Amount	Value
Real Estate Investment Trusts – 0.5%

American Tower Trust I
5.49% due 3/15/2028(5)	$315,000	$317,591

Kilroy Realty LP
2.65% due 11/15/2033	95,000	77,289
5.875% due 10/15/2035	199,000	196,688

VICI Properties LP
5.125% due 11/15/2031	412,000	410,199

WEA Finance LLC
2.875% due 1/15/2027(5)	20,000	19,807
3.50% due 6/15/2029(5)	45,000	43,261

		1,064,835
Semiconductors – 0.2%

Foundry JV Holdco LLC
5.90% due 1/25/2033(5)	200,000	208,450

Intel Corp. 4.60% due 3/25/2040	307,000	276,461

		484,911
Software – 0.2%

Oracle Corp.
3.60% due 4/1/2050	175,000	106,420
3.95% due 3/25/2051	35,000	22,392
4.00% due 7/15/2046	5,000	3,373
4.00% due 11/15/2047	10,000	6,663
4.125% due 5/15/2045	13,000	9,059
4.55% due 2/4/2029	70,000	69,007
5.875% due 9/26/2045	22,000	19,258
6.55% due 2/4/2046	90,000	84,842

		321,014
Telecommunications – 0.2%

AT&T, Inc.
4.75% due 5/15/2046	95,000	79,868
5.55% due 11/1/2045	165,000	155,041
5.85% due 4/30/2046	81,000	78,046
6.30% due 10/30/2066	50,000	49,554

		362,509

Total Corporate Bonds & Notes (Cost $11,490,767)		11,431,351
Municipals – 0.4%

Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
Series A
6.899%due 12/1/2040	45,231	49,883

Dallas Fort Worth International Airport
Series A
4.087% due 11/1/2051	100,000	83,053

Metropolitan Transportation Authority
Series C2
5.175% due 11/15/2049	10,000	9,250

Municipal Electric Authority of Georgia
Series A
6.637% due 4/1/2057	142,000	151,606

June 30, 2026 (unaudited)	Principal Amount	Value
Municipals (continued)

Regents of the University of California Medical Center Pooled Revenue
Series N
3.006% due 5/15/2050	$125,000	$81,989

State of Illinois
5.10% due 6/1/2033	498,366	503,469

Texas Natural Gas Securitization Finance Corp.
5.169% due 4/1/2041	35,000	35,275

Total Municipals (Cost $972,663)		914,525
Non-Agency Mortgage-Backed Securities – 1.4%

BRAVO Residential Funding Trust
Series 2026-NQMR1, Class A1
5.395% due 8/25/2062(2)(3)(5)	209,969	209,297

BX Trust
Series 2025-ARIA, Class A
5.199% due 12/13/2042(2)(3)(5)	50,000	50,091

Fannie Mae REMIC
Series 2019-42, Class LA
3.00% due 8/25/2049	202,409	184,872
Series 2020-27, Class HC
1.50% due 10/25/2049	307,714	241,637

Ginnie Mae REMIC
Series 2021-215, Class KA
2.50% due 10/20/2049	218,617	193,900

GS Mortgage-Backed Securities Trust
Series 2026-DSC1, Class A1
4.725% due 5/25/2066(2)(3)(5)	254,901	250,284

Pretium Mortgage Credit Partners LLC
Series 2025-RPL2, Class A1
4.00% due 8/25/2064(2)(3)(5)	225,106	217,692
Series 2025-RPL6, Class A1
3.85% due 9/25/2069(2)(3)(5)	344,429	339,542
Series 2026-RPL1, Class A1
4.15% due 1/25/2070(2)(3)(5)	179,628	173,481

PRPM Trust
Series 2026-RCF1, Class A1
4.845% due 1/25/2056(2)(3)(5)	90,075	89,098

RFR Trust
Series 2025-SGRM, Class A
5.562% due 3/11/2041(2)(3)(5)	174,333	175,291

Verus Securitization Trust
Series 2025-R2, Class A1
5.086% due 7/25/2067(2)(3)(5)	281,784	279,671
Series 2026-R1, Class A1
4.832% due 10/25/2067(2)(3)(5)	186,148	183,750
Series 2026-R2, Class A1
5.389% due 10/25/2067(2)(3)(5)	142,532	142,282

Total Non-Agency Mortgage-Backed Securities (Cost $2,767,051)		2,730,888

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

June 30, 2026 (unaudited)	Principal Amount	Value
U.S. Government Securities – 17.1%

U.S. Treasury Bonds
2.25% due 2/15/2052	$566,900	$341,314
2.375% due 5/15/2051	358,700	224,328
2.50% due 2/15/2045	133,100	93,347
2.50% due 2/15/2046	493,500	340,264
3.00% due 11/15/2044	70,500	53,924
3.25% due 5/15/2042	25,000	20,584
3.375% due 8/15/2042	29,600	24,699
3.625% due 2/15/2053	385,000	307,880
3.625% due 5/15/2053	232,300	185,649
3.875% due 2/15/2043	544,700	482,634
3.875% due 5/15/2043	536,200	473,930
4.00% due 11/15/2042	871,900	786,787
4.00% due 11/15/2052	389,300	333,095
4.125% due 8/15/2044	334,800	302,785
4.125% due 8/15/2053	148,300	129,542
4.25% due 2/15/2054	38,700	34,531
4.375% due 8/15/2043	478,600	450,033
4.50% due 2/15/2044	392,900	374,176
4.50% due 11/15/2054	211,400	196,792
4.625% due 5/15/2044	250,200	241,707
4.625% due 11/15/2044	382,000	368,138
4.625% due 11/15/2045	70,900	68,097
4.625% due 2/15/2046	350,900	336,809
4.625% due 5/15/2054	312,700	296,979
4.625% due 11/15/2055	368,300	350,403
4.75% due 11/15/2043	435,700	428,552
4.75% due 11/15/2053	377,800	365,492
4.75% due 5/15/2055	364,700	353,773
4.75% due 8/15/2055	156,900	152,236
4.75% due 2/15/2056	347,400	337,466
5.00% due 5/15/2045	108,600	109,525
5.00% due 5/15/2046	80,700	81,305
5.00% due 5/15/2056	332,300	335,831

U.S. Treasury Inflation-Indexed Notes
1.25% due 4/15/2031	344,399	333,660

U.S. Treasury Notes
3.375% due 11/30/2027	352,800	349,010
3.375% due 12/31/2027	1,011,600	1,000,022
3.375% due 2/29/2028	1,494,400	1,475,778
3.375% due 9/15/2028	610,700	600,538
3.50% due 10/31/2027	463,200	459,219
3.50% due 1/31/2028	1,290,500	1,277,192
3.50% due 1/15/2029	266,900	262,615
3.50% due 9/30/2029	379,300	371,595
3.50% due 11/30/2030	160,300	155,804
3.50% due 2/28/2031	625,800	607,442
3.625% due 8/31/2027	670,000	666,127
3.625% due 8/31/2030	693,700	678,661
3.625% due 10/31/2030	602,000	588,408
3.625% due 12/31/2030	415,800	406,006
3.75% due 8/15/2027	282,900	281,684
3.75% due 4/30/2028	893,500	887,043
3.75% due 1/31/2031	607,000	595,548
3.75% due 8/31/2031	378,700	370,416
3.75% due 10/31/2032	28,600	27,754
3.75% due 11/30/2032	78,800	76,436

June 30, 2026 (unaudited)	Principal Amount	Value
U.S. Government Securities (continued)
3.875% due 7/31/2027	$109,800	$109,487
3.875% due 10/15/2027	141,500	140,992
3.875% due 5/15/2029	230,900	229,114
3.875% due 12/31/2029	147,100	145,652
3.875% due 4/30/2030	449,200	444,340
3.875% due 6/30/2030	448,600	443,413
3.875% due 7/31/2030	351,300	347,156
3.875% due 3/31/2031	455,600	449,122
3.875% due 4/30/2031	1,585,400	1,562,610
3.875% due 8/31/2032	227,100	222,203
3.875% due 12/31/2032	389,300	380,145
4.00% due 12/15/2027	491,300	490,168
4.00% due 5/31/2028	226,700	226,036
4.00% due 1/31/2029	123,000	122,472
4.00% due 7/31/2029	310,500	309,020
4.00% due 10/31/2029	441,900	439,466
4.00% due 2/28/2030	306,500	304,644
4.00% due 3/31/2030	407,700	405,104
4.00% due 5/31/2030	793,600	788,237
4.00% due 7/31/2032	228,200	224,902
4.00% due 1/31/2033	563,400	553,783
4.125% due 9/30/2027	373,400	373,298
4.125% due 6/30/2028	618,100	617,786
4.125% due 10/31/2029	24,400	24,361
4.125% due 11/30/2029	429,200	428,529
4.125% due 5/31/2031	497,900	496,072
4.125% due 6/30/2031	100,000	99,648
4.125% due 3/31/2032	76,100	75,610
4.125% due 5/31/2032	77,300	76,747
4.125% due 4/30/2033	190,600	188,515
4.125% due 2/15/2036	723,100	705,474
4.25% due 1/15/2028	279,800	280,106
4.25% due 6/30/2029	509,000	510,153
4.25% due 3/31/2033	118,300	117,930
4.25% due 5/31/2033	321,500	320,294
4.375% due 12/31/2029	340,200	342,393
4.375% due 5/15/2036	565,800	562,794
4.50% due 5/31/2029	378,600	382,031
4.625% due 4/30/2031	12,600	12,825

Total U.S. Government Securities (Cost $35,241,443)		34,406,197
	Shares	Value
Exchange-Traded Funds – 0.6%

State Street SPDR S&P 500 ETF Trust	1,680	1,254,573

Total Exchange-Traded Funds (Cost $1,244,408)		1,254,573
	Principal Amount	Value
U.S. Treasury Bills – 0.9%

U.S. Treasury Bills 3.228% due 9/8/2026(6)	$1,775,000	1,762,509

Total U.S. Treasury Bills (Cost $1,762,681)		1,762,509

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

June 30, 2026 (unaudited)	Principal Amount	Value
Repurchase Agreements – 0.7%

Fixed Income Clearing Corp., 1.06%, dated 6/30/2026, proceeds at maturity value of $1,365,093, due 7/1/2026(7)	$1,365,053	$1,365,053

Total Repurchase Agreements (Cost $1,365,053)		1,365,053

Total Investments before TBA Sale Commitments – 100.6% (Cost $170,552,881)		202,552,860

TBA Sale Commitments
Agency Mortgage-Backed Securities – (0.4)%

Government National Mortgage Association 3.00% due 7/20/2056(4)	(128,000)	(113,580)
4.00% due 7/20/2056(4)	(403,000)	(374,555)

Uniform Mortgage-Backed Security 4.50% due 7/1/2039(4)	(359,000)	(354,719)

Total TBA Sale Commitments (Proceeds $842,380)		(842,854)

Liabilities in excess of other assets – (0.2)%		(332,806)

Total Net Assets – 100.0%		$201,377,200

(1)	Non–income–producing security.
(2)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2026.
(4)	TBA — To be announced.
(5)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2026, the aggregate market value of these securities amounted to $5,902,294, representing 2.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(6)	Interest rate shown reflects the discount rate at time of purchase.
(7)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.00%	12/15/2027	$1,392,400	$1,392,443

Open futures contracts at June 30, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. 2-Year Treasury Note	September 2026	1	Long	$208,622	$206,133	$(2,489)
U.S. 10-Year Treasury Note	September 2026	2	Long	217,955	219,781	1,826
Total				$426,577	$425,914	$(663)

Legend:

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

Assets (unaudited)	–––––––––––––––– Valuation Inputs ––––––––––––––––
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$133,092,894	$—		$—	$133,092,894
Agency Mortgage-Backed Securities	—	14,983,047		—	14,983,047
Asset-Backed Securities	—	611,823		—	611,823
Corporate Bonds & Notes	—	11,431,351		—	11,431,351
Municipals	—	914,525		—	914,525
Non-Agency Mortgage-Backed Securities	—	2,730,888		—	2,730,888
U.S. Government Securities	—	34,406,197		—	34,406,197
Exchange-Traded Funds	1,254,573	—		—	1,254,573
U.S. Treasury Bills	—	1,762,509		—	1,762,509
Repurchase Agreements	—	1,365,053		—	1,365,053
Total Investments in Securities	$134,347,467	$68,205,393		$—	$202,552,860
Other Financial Instruments
Futures	1,826	—		—	1,826
Total Assets	$134,349,293	$68,205,393		$—	$202,554,686
Liabilities
Futures	(2,489)	—		—	(2,489)
TBA Sale Commitments	$—	$(842,854	) $	—	$(842,854)
Total Liabilities	$(2,489)	$(842,854)		$—	$(845,343)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN BALANCED ALLOCATION VIP FUND

Statement of Assets and Liabilities As of June 30, 2026 (unaudited)
Assets

Investments, at value	$202,552,860

Receivable for investments sold	2,647,003

Dividends/interest receivable	577,333

Cash deposits with brokers for futures contracts	5,445

Receivable for fund shares subscribed	629

Prepaid expenses	3,361

Total Assets	205,786,631

Liabilities

TBA sale commitments, at value	842,854

Payable for investments purchased	3,035,665

Payable for fund shares redeemed	290,154

Investment advisory fees payable	78,889

Accrued custodian and accounting fees	56,261

Distribution fees payable	41,088

Accrued administrative fees	20,716

Accrued audit fees	18,979

Accrued legal fees	8,385

Accrued transfer agent fees	7,963

Payable for variation margin on futures contracts	6,167

Accrued trustees’ and officers’ fees	1,333

Accrued expenses and other liabilities	977

Total Liabilities	4,409,431

Total Net Assets	$201,377,200

Net Assets Consist of:

Paid-in capital	$112,633,737

Distributable earnings	88,743,463

Total Net Assets	$201,377,200

Investments, at Cost	$170,552,881

TBA Sale Commitments, Proceeds	$842,380

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	13,256,080

Net Asset Value Per Share	$15.19

Statement of Operations For the Six Months Ended June 30, 2026 (unaudited)
Investment Income

Interest	$1,514,189

Dividends	593,803

Withholding taxes on foreign dividends	(2,386)

Total Investment Income	2,105,606

Expenses

Investment advisory fees	469,623

Distribution fees	244,595

Custodian and accounting fees	50,385

Professional fees	40,702

Trustees’ and officers’ fees	33,311

Administrative fees	25,184

Transfer agent fees	10,911

Shareholder reports	3,649

Other expenses	6,635

Total Expenses	884,995

Net Investment Income/(Loss)	1,220,611

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments, Derivative Contracts and Foreign Currency Transactions

Net realized gain/(loss) from investments	6,315,296

Net realized gain/(loss) from futures contracts	6,638

Net realized gain/(loss) from foreign currency transactions	1

Net change in unrealized appreciation/(depreciation) on investments	3,961,898

Net change in unrealized appreciation/(depreciation) on futures contracts	(663)

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(8)

Net Gain on Investments, Derivative Contracts and Foreign Currency Transactions	10,283,162

Net Increase in Net Assets Resulting From Operations	$11,503,773

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL INFORMATION — GUARDIAN BALANCED ALLOCATION VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/26	For the Year Ended 12/31/25

Operations

Net investment income/(loss)	$1,220,611	$2,767,358

Net realized gain/(loss) from investments, derivative contracts and foreign currency transactions	6,321,935	19,626,982

Net change in unrealized appreciation/(depreciation) on investments, derivative contracts and translation of assets and liabilities in foreign currencies	3,961,227	2,876,618

Net Increase in Net Assets Resulting from Operations	11,503,773	25,270,958

Capital Share Transactions

Proceeds from sales of shares	1,725,529	2,601,421

Cost of shares redeemed	(15,393,455)	(43,508,454)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(13,667,926)	(40,907,033)

Net Decrease in Net Assets	(2,164,153)	(15,636,075)

Net Assets

Beginning of period	203,541,353	219,177,428

End of period	$201,377,200	$203,541,353

Other Information:

Shares

Sold	120,020	191,258

Redeemed	(1,072,472)	(3,253,840)

Net Decrease	(952,452)	(3,062,582)

10	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

11

FINANCIAL INFORMATION — GUARDIAN BALANCED ALLOCATION VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/26	$14.33	$0.09	$0.77	$0.86	$15.19	6.00%	(4)

Year Ended 12/31/25	12.69	0.18	1.46	1.64	14.33	12.92%

Year Ended 12/31/24	11.15	0.17	1.37	1.54	12.69	13.81%

Year Ended 12/31/23	9.46	0.14	1.55	1.69	11.15	17.86%

Period Ended 12/31/22(5)	10.00	0.07	(0.61)	(0.54)	9.46	(5.40)%	(4)

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN BALANCED ALLOCATION VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$201,377	0.90%	(4)	0.90%	(4)	1.25%	(4)	1.25%	(4)	55%	(4)

203,541	0.91%		0.91%		1.33%		1.33%		137%

219,177	0.89%		0.89%		1.39%		1.39%		82%

221,902	0.88%		0.88%		1.41%		1.41%		93%

214,197	0.86%	(4)	0.86%	(4)	1.17%	(4)	1.17%	(4)	59%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2022, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on May 2, 2022.

The accompanying notes are an integral part of these financial statements.	13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

June 30, 2026 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Balanced Allocation VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on May 2, 2022. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to provide capital appreciation and moderate current income while seeking to manage volatility.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2026, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2026 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2026, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded.

15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

Certain non-exchange-traded derivatives, such as generic forwards, certain swaps, options and swaptions, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Total Return Swaps Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent that the total return of the security, basket of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

e. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps and swaptions on individual obligations or credit indices. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The

Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund.

The Fund may also enter into cleared swaps with a central clearinghouse. In a centrally cleared derivative transaction, the Fund typically enters into the transaction with a financial institution counterparty serving as the clearinghouse, and performance of the transaction is effectively guaranteed against default by such counterparty, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction.

A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a premium for the option and obtains the right, but not the obligation, to enter into or modify an underlying swap or to modify the terms of an existing swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into or modify an underlying swap on agreed-upon terms, which generally entails a greater risk of loss than incurred in buying a swaption.

The Fund may not achieve the anticipated benefits of swap contracts and may realize a loss. There were no credit default swaps or swaptions held during the six months ended June 30, 2026.

16

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

f. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

g. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the six months ended June 30, 2026, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund.

h. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/ accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

i. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

j. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.48% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2027 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.94% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions,

17

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

litigation and extraordinary expenses).The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2026, Park Avenue did not waive any fees or pay any Fund expenses.

Park Avenue has entered into a Sub-Advisory Agreement with Wellington Management Company LLP (“Wellington”). Wellington is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2026, the Fund incurred distribution fees in the amount of $244,595 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (“TBA”) securities) for the six months ended June 30, 2026, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$80,209,860	$27,923,931
Sales	94,734,732	26,056,824

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented

18

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

TBA securities and purchase commitments are commitments to purchase mortgage-backed securities for a fixed price at a future date. At the time of purchase, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, the Fund agrees to accept any mortgage-backed security that meets specified terms. Thus, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. The principal risks are that the counterparty may not deliver the security as promised and/or that the value of the TBA security may decline prior to when the Fund receives the security. Also, the value of TBA securities on the delivery date may be more or less than the price paid by the Fund to purchase the securities. The Fund will lose money if the value of the TBA security declines below the purchase price and will not benefit if the value of the security appreciates above the sale price prior to delivery.

f. Mortgage Dollar Rolls The Fund may engage from time to time in mortgage dollar roll transactions, which involve a sale by the Fund of a mortgage-backed security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. These transactions are typically used for short term financing. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, the Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for the Fund. The Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income. Mortgage dollar roll transactions are subject to certain risks, including the risk that securities returned to the Fund at the end of the roll transaction, while substantially similar, may be inferior to the securities initially sold by the Fund to the counterparty. The transactions involve the risk that the market price of mortgage-backed securities in a mortgage dollar roll transaction decline below the agreed-upon future repurchase price. Conversely, the market value of the securities subject to a Fund’s forward sale commitment may increase above the exercise price of the forward commitment. Dollar rolls (and when-issued, delayed delivery and to-be-announced transactions) are speculative techniques that may result in leverage and increased volatility. These transactions may also increase risk associated with volatility and losses and are subject to counterparty risk. In addition, investment in mortgage dollar rolls may significantly increase the Fund’s portfolio turnover rate.

g. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2026, the Fund did not hold any restricted, other than 144A restricted securities or illiquid securities.

h. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline

19

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline .

i. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government. In addition, mortgage-backed and other asset-backed securities are subject to the risk that underlying obligations will be repaid sooner (known as “prepayment risk”) or later (known as “extension risk”) than expected because of changes in interest rates, either of which may result in lower than expected returns for the Fund. Because mortgage-backed securities are backed by mortgage loans, they also are subject to risks associated with the ownership of real estate and the real estate industry.

j. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

k. Derivative Instruments Investments in derivatives (including short exposures through derivatives) pose risks in addition to, and potentially greater than, those associated with investing directly in other investments, including potentially heightened liquidity and valuation risk, counterparty risk, market risk, operational risk, and legal risk. In addition, certain derivatives result in leverage, which can result in losses substantially greater than the amount invested in the derivatives by the Fund. The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2026 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. With respect to exchange traded futures, the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures contracts against default.

Under certain market conditions, the Fund may use credit default swaps, swaps or swaptions to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve exposure, (iii) manage risk, (iv) enhance returns, or (v) as substitutes for permitted Fund investments. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component.

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM”s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

Generally, the Fund will enter into credit default swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two

20

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

payments. Swaps, including credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to credit default swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a credit default swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In addition to the other risks generally applicable to derivatives, risks associated with credit default swaps, swaptions and total return swaps include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

As of June 30, 2026, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Interest Rate Contracts

Asset Derivatives
Futures Contracts[1]	$1,826

Liability Derivatives
Futures Contracts[1]	$(2,489)
[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative investments for the six months June 30, 2026 were as follows:

Interest Rate Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$6,638

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[2]	$(663)

Average Number of Notional Amounts
Futures Contracts[3]	3

[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[3]	Amount represents number of contracts.

l. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and developments, may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social or political unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 14, 2026. The Fund did not utilize the credit facility during the six months ended June 30, 2026.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain

21

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that there was the following subsequent event:

On July 9, 2026, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”), which provides for the reorganization of each series (fund) of the Trust (each, a “Target Portfolio” and, collectively, the “Target Portfolios”) into corresponding series of SunAmerica Series Trust (“SAST”) or Seasons Series Trust (“SST”), as applicable, identified (each, an (“Acquiring Portfolio” and, collectively the “Acquiring Portfolios”) (each, a “Reorganization” and, collectively, the “Reorganizations”), subject to shareholder approval. Under the terms of the proposed Reorganizations, each Target Portfolio would transfer substantially all of its assets and liabilities to a corresponding Acquiring Portfolio in exchange for shares of the Acquiring Portfolio. Shares of the Acquiring Portfolio which would be distributed to shareholders of the applicable Target Portfolio, who will own Class 1 or Class 3 shares, as applicable, of the Acquiring Portfolio. Following completion of the Reorganizations, each Target Portfolio will be terminated.

Shareholders of record as of August 17, 2026 will be asked to approve the proposed Reorganizations at a special meeting of shareholders expected to be held on or about November 13, 2026. If approved and all conditions to closing are satisfied or waived, the Reorganizations are expected to be completed during the fourth quarter of 2026.

The Reorganizations are not expected to be taxable events to contract owners of the variable insurance products investing in the Funds.

Target Portfolio	Acquiring Portfolio
Guardian Equity Income VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Value Portfolio, a series of SAST
Guardian Integrated Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian All Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Strategic Large Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST

Target Portfolio	Acquiring Portfolio
Guardian Diversified Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian International Equity VIP Fund, a series of GVPT	SA BlackRock Advantage International Portfolio (formerly, SA Morgan Stanley International Equities Portfolio), a series of SAST
Guardian Balanced Allocation VIP Fund, a series of GVPT	SA Index Allocation 60/40 Portfolio, a series of SAST
Guardian Total Return Bond VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST
Guardian Core Plus Fixed Income VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST
Guardian Large Cap Fundamental Growth VIP Fund, a series of GVPT	SA MFS Large Cap Growth Portfolio, a series of SAST
Guardian Small Cap Value Diversified VIP Fund, a series of GVPT	SA Franklin Small Company Value Portfolio, a series of SAST
Guardian Multi-Sector Bond VIP Fund, a series of GVPT	SA Multi-Managed Diversified Fixed Income Portfolio, a series of SST
Guardian Short Duration Bond VIP Fund, a series of GVPT	SA JPMorgan Ultra-Short Bond Portfolio, a series of SAST
Guardian Growth & Income VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian Large Cap Disciplined Value VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian International Growth VIP Fund, a series of GVPT	SA Fidelity Institutional AM International Growth Portfolio, a series of SAST
Guardian Global Utilities VIP Fund, a series of GVPT	SA Large Cap Value Index Portfolio, a series of SAST
Guardian Large Cap Disciplined Growth VIP Fund, a series of GVPT	SA Franklin Large Cap Disciplined Growth Portfolio, a newly created series of SAST
Guardian Core Fixed Income VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian U.S. Government/Credit VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian Small-Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Select Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Relative Value VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Traditional Growth VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and subadvisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 18-19, 2026 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act, of a party to the agreement (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund;

Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Value Diversified VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government/Credit VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing subadvisory agreements (the “Subadvisory Agreements”) between the Manager and the following investment advisory firms engaged to serve as subadvisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund and Guardian Small Cap Value Diversified VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund and Guardian Multi-Sector Bond VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Short Duration Bond VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund and Guardian U.S. Government/Credit VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund, Guardian Select Mid Cap Core VIP Fund and Guardian Core Fixed Income VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund and Guardian Total Return Bond VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the Meeting, (each, a “Subadviser” and collectively, the “Subadvisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Agreement,” collectively with the Management Agreement and Subadvisory Agreements, the “Agreements”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Subadviser) with respect to Guardian International Equity VIP Fund, in substantially the form presented at the Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Subadviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent legal counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Subadviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Subadvisers; (ii) the investment performance of each

Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Subadvisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Subadviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Subadvisers, monitoring the Subadvisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Subadvisers with respect to the services that the Subadvisers provide under the Subadvisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend subadvisers, and the Manager’s ability to monitor and oversee subadvisers and recommend replacement subadvisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Subadvisers on a periodic basis, follow through with additional inquiries on questions or concerns that arise during the meetings and, as

24

SUPPLEMENTAL INFORMATION (UNAUDITED)

necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Subadvisers. The Trustees also considered, among other things, the terms of the Subadvisory Agreements and the range of investment advisory services provided by the Subadvisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Subadvisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Subadvisers.

Based upon these considerations, the Trustees concluded that the nature, extent and quality of services provided to the Funds by the Manager and each Subadviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each

Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Subadvisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Subadviser was generally satisfactory, or, that any steps being taken by the Manager and Subadvisers intended to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Subadvisers, but noted that the Manager had negotiated the fees with the Subadvisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Subadvisers was a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2026, through April 30, 2027. Although the Board recognized that the comparisons between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their

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SUPPLEMENTAL INFORMATION (UNAUDITED)

consideration and approval of the management fees and their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the subadvisory fees paid under the Subadvisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Subadvisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Subadvisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and subadvisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Subadvisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that the management and/or subadvisory fees for some Funds included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from certain of the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than subadvisory fees, that the Subadvisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Subadvisers and their affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2025, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2026, through April 30, 2027 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the S&P 500 Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year and 3-year periods.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year period and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 3-year periods and higher than the Bloomberg US Aggregate Bond Index for the 5-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year and 3-year periods and in line with the S&P 500 Index for the 5-year period.

•	The Board noted that the actual management fee was in the 1st quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 3rd quintile of its performance universe for the 3-year period, and in the 4th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group and the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Growth Index for the 1-year and 5-year periods and was in line with the MSCI EAFE Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the 1-year and 3-year periods and higher than the Russell Midcap Growth Index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for the 3-year period, and in the 5th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index

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SUPPLEMENTAL INFORMATION (UNAUDITED)

for the 1-year and 3-year periods and lower than the Bloomberg US Aggregate Bond Index for the 5-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 4th quintile of the expense group (but still within one basis point of median for total expenses).

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the S&P MidCap 400 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was in line with the Bloomberg US Government/Credit 1-3 Year Total Return Index for the 1-year and 3-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Value Diversified VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 2000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that a new Subadviser was retained in 2025.
•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board approved a new Subadviser effective during 2026.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and the actual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian U.S. Government/Credit VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the

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SUPPLEMENTAL INFORMATION (UNAUDITED)

1-year period, in the 3rd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Intermediate Government/Credit Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 4th quintile of the expense group (but still within one basis point of median for total expenses).

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

30

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB11738

Guardian Variable

Products Trust

2026

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2026

Guardian Equity Income VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Equity Income VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2026. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN EQUITY INCOME VIP FUND

June 30, 2026 (unaudited)	Shares	Value
Common Stocks – 98.4%

Aerospace & Defense – 2.0%

Honeywell Aerospace, Inc.(1)	29,098	$6,432,986

L3Harris Technologies, Inc.	38,466	11,177,835

		17,610,821
Banks – 5.3%

Bank of America Corp.	233,226	13,289,218

Huntington Bancshares, Inc.	1,039,970	18,438,668

M&T Bank Corp.	64,408	15,329,748

		47,057,634
Beverages – 3.1%

Constellation Brands, Inc., Class A	29,935	4,163,659

Keurig Dr Pepper, Inc.	472,749	15,473,075

Pernod Ricard SA (France)	99,324	7,252,630

		26,889,364
Biotechnology – 1.3%

Gilead Sciences, Inc.	88,646	11,199,536

		11,199,536
Building Products – 0.9%

Johnson Controls International PLC	52,231	7,631,471

		7,631,471
Capital Markets – 6.9%

Ares Management Corp., Class A	83,653	9,311,416

Charles Schwab Corp.	76,486	7,057,363

Intercontinental Exchange, Inc.	78,946	9,719,042

Nasdaq, Inc.	144,171	11,363,558

Raymond James Financial, Inc.	74,471	11,321,826

S&P Global, Inc.	29,153	11,872,851

		60,646,056
Chemicals – 0.9%

PPG Industries, Inc.	66,082	8,015,086

		8,015,086
Communications Equipment – 1.3%

Cisco Systems, Inc.	97,569	11,460,455

		11,460,455
Consumer Finance – 1.2%

Capital One Financial Corp.	54,710	10,975,920

		10,975,920
Containers & Packaging – 1.0%

Avery Dennison Corp.	56,219	9,127,155

		9,127,155
Electric Utilities – 2.7%

American Electric Power Co., Inc.	105,542	14,439,201

PPL Corp.	265,594	9,654,342

		24,093,543

June 30, 2026 (unaudited)	Shares	Value
Electrical Equipment – 2.3%

Eaton Corp. PLC	24,354	$10,377,726

Emerson Electric Co.	68,884	9,860,745

		20,238,471
Electronic Equipment, Instruments & Components – 1.9%

TE Connectivity PLC	81,015	16,333,434

		16,333,434

Entertainment – 1.4%

Walt Disney Co.	127,273	12,250,026

		12,250,026
Financial Services – 2.0%

Equitable Holdings, Inc.	140,177	6,150,967

Visa, Inc., Class A	34,300	11,767,987

		17,918,954
Food Products – 1.1%

Archer-Daniels-Midland Co.	124,728	9,529,219

		9,529,219
Gas Utilities – 1.1%

Atmos Energy Corp.	57,959	9,984,597

		9,984,597
Health Care Equipment & Supplies – 1.1%

Becton Dickinson & Co.	64,207	9,716,445

		9,716,445
Health Care Providers & Services – 4.3%

Cardinal Health, Inc.	38,733	9,201,412

CVS Health Corp.	130,476	13,497,742

Elevance Health, Inc.	38,621	14,935,899

		37,635,053
Household Products – 0.8%

Kimberly-Clark Corp.	67,932	7,456,896

		7,456,896
Industrial Conglomerates – 0.2%

Honeywell International, Inc.	6,199	1,387,844

		1,387,844
Insurance – 4.2%

American International Group, Inc.	163,936	12,218,150

Marsh & McLennan Cos., Inc.	79,413	13,235,765

Progressive Corp.	51,945	11,347,385

		36,801,300
Life Sciences Tools & Services – 0.8%

Danaher Corp.	34,910	6,649,657

		6,649,657
Machinery – 1.1%

PACCAR, Inc.	79,929	9,601,071

		9,601,071
Metals & Mining – 1.5%

Anglo American PLC (United Kingdom)	261,608	12,812,882

		12,812,882

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN EQUITY INCOME VIP FUND

June 30, 2026 (unaudited)	Shares	Value
Multi-Utilities – 2.3%

Dominion Energy, Inc.	139,763	$9,544,415

Sempra	114,005	10,569,404

		20,113,819
Oil, Gas & Consumable Fuels – 5.7%

Diamondback Energy, Inc.	105,017	18,459,888

EQT Corp.	183,481	9,755,685

Targa Resources Corp.	33,933	9,098,794

Williams Cos., Inc.	168,123	12,498,264

		49,812,631

Personal Care Products – 2.0%

Unilever PLC, ADR	289,235	17,388,808

		17,388,808
Pharmaceuticals – 9.7%

AstraZeneca PLC	57,724	10,945,625

Eli Lilly & Co.	7,975	9,565,454

Johnson & Johnson	71,802	18,235,554

Merck & Co., Inc.	189,512	24,352,292

Pfizer, Inc.	254,887	6,137,679

Roche Holding AG	23,930	9,850,127

Zoetis, Inc.	89,951	6,463,879

		85,550,610
Professional Services – 1.4%

Automatic Data Processing, Inc.	53,400	11,958,930

		11,958,930
Residential REITs – 1.1%

Sun Communities, Inc.	81,691	9,795,568

		9,795,568
Semiconductors & Semiconductor Equipment – 4.0%

Broadcom, Inc.	39,881	15,065,048

NVIDIA Corp.	45,598	9,123,704

NXP Semiconductors NV	40,306	11,327,195

		35,515,947
Software – 6.2%

Microsoft Corp.	124,393	46,401,077

Roper Technologies, Inc.	24,230	8,199,189

		54,600,266
Specialized REITs – 5.5%

Crown Castle, Inc.	189,684	14,364,769

Gaming & Leisure Properties, Inc.	348,466	15,517,191

Lamar Advertising Co., Class A	58,487	9,122,802

Weyerhaeuser Co.	406,817	9,739,199

		48,743,961
Specialty Retail – 2.6%

Dick’s Sporting Goods, Inc.	53,783	12,198,522

Industria de Diseno Textil SA (Spain)	165,588	10,436,060

		22,634,582

June 30, 2026 (unaudited)	Shares	Value
Technology Hardware, Storage & Peripherals – 1.2%

NetApp, Inc.	69,382	$10,737,558

		10,737,558
Tobacco – 1.2%

Philip Morris International, Inc.	59,993	10,853,334

		10,853,334
Trading Companies & Distributors – 2.5%

Ferguson Enterprises, Inc.	53,550	12,709,021

Sunbelt Rentals Holdings, Inc.	130,888	9,552,586

		22,261,607
Water Utilities – 1.3%

American Water Works Co., Inc.	87,702	11,539,829

		11,539,829
Wireless Telecommunication Services – 1.3%

T-Mobile U.S., Inc.	70,820	11,878,639

		11,878,639

Total Common Stocks (Cost $796,144,744)		866,408,979

	Principal Amount	Value
Repurchase Agreements – 1.7%

Fixed Income Clearing Corp., 1.06%, dated 6/30/2026, proceeds at maturity value of $14,549,963, due 7/1/2026(2)	$14,549,535	14,549,535

Total Repurchase Agreements (Cost $14,549,535)		14,549,535

Total Investments – 100.1% (Cost $810,694,279)		880,958,514

Liabilities in excess of other assets – (0.1)%		(607,822)

Total Net Assets – 100.0%		$880,350,692

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.00%	12/15/2027	$14,840,600	$14,840,637

Legend:

ADR—American Depositary Receipt

REITs—Real Estate Investment Trusts

2	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN EQUITY INCOME VIP FUND

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$816,504,694	$49,904,285	*	$—	$866,408,979
Repurchase Agreements	—	14,549,535		—	14,549,535
Total	$816,504,694	$64,453,820		$—	$880,958,514

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN EQUITY INCOME VIP FUND

Statement of Assets and Liabilities As of June 30, 2026 (unaudited)
Assets

Investments, at value	$880,958,514

Foreign currency, at value	11

Receivable for investments sold	1,387,145

Dividends/interest receivable	1,275,338

Foreign tax reclaims receivable	100,005

Reimbursement receivable from adviser	32,328

Prepaid expenses	15,923

Total Assets	883,769,264

Liabilities

Payable for investments purchased	2,248,057

Payable for fund shares redeemed	647,108

Investment advisory fees payable	364,071

Accrued administrative fees	62,333

Accrued legal fees	34,358

Accrued custodian and accounting fees	31,979

Accrued audit fees	15,957

Accrued transfer agent fees	7,556

Accrued trustees’ and officers’ fees	2,979

Accrued expenses and other liabilities	4,174

Total Liabilities	3,418,572

Total Net Assets	$880,350,692

Net Assets Consist of:

Paid-in capital	$669,154,827

Distributable earnings	211,195,865

Total Net Assets	$880,350,692

Investments, at Cost	$810,694,279

Foreign Currency, at Cost	$11

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	59,124,630

Net Asset Value Per Share	$14.89

Statement of Operations For the Six Months Ended June 30, 2026 (unaudited)
Investment Income

Dividends	$11,938,851

Interest	69,214

Withholding taxes on foreign dividends	(94,288)

Total Investment Income	11,913,777

Expenses

Investment advisory fees	2,213,682

Trustees’ and officers’ fees	148,051

Professional fees	111,842

Administrative fees	75,975

Custodian and accounting fees	39,711

Transfer agent fees	10,737

Shareholder reports	7,776

Other expenses	20,610

Total Expenses	2,628,384

Less: Fees waived	(193,334)

Total Expenses, Net	2,435,050

Net Investment Income/(Loss)	9,478,727

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	45,629,686

Net realized gain/(loss) from foreign currency transactions	168

Net change in unrealized appreciation/(depreciation) on investments	5,473,298

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(2,630)

Net Gain on Investments and Foreign Currency Transactions	51,100,522

Net Increase in Net Assets Resulting From Operations	$60,579,249

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN EQUITY INCOME VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/26	For the Year Ended 12/31/25

Operations

Net investment income/(loss)	$9,478,727	$15,122,305

Net realized gain/(loss) from investments and foreign currency transactions	45,629,854	51,978,848

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	5,470,668	57,114,132

Net Increase in Net Assets Resulting from Operations	60,579,249	124,215,285

Capital Share Transactions

Proceeds from sales of shares	5,135,593	790,873,244 (1)

Cost of shares redeemed	(84,671,568)	(140,053,534)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(79,535,975)	650,819,710

Net Increase/(Decrease) in Net Assets	(18,956,726)	775,034,995

Net Assets

Beginning of period	899,307,418	124,272,423

End of period	$880,350,692	$899,307,418

Other Information:

Shares

Sold	350,683	64,985,263

Redeemed	(5,825,226)	(10,633,775)

Net Decrease	(5,474,543)	54,351,488

(1)	Includes in-kind subscriptions of $738,248,836. The cost basis of the contributed securities is equal to the market value of the securities on the date of the subscription.

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN EQUITY INCOME VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/26	$13.92	$0.15	$0.82	$0.97	$14.89	6.97%	(4)

Year Ended 12/31/25	12.13	0.30	1.49	1.79	13.92	14.76%

Year Ended 12/31/24	11.02	0.28	0.83	1.11	12.13	10.07%

Year Ended 12/31/23	10.26	0.27	0.49	0.76	11.02	7.41%

Period Ended 12/31/22(5)	10.00	0.18	0.08	0.26	10.26	2.60%	(4)

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN EQUITY INCOME VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$880,351	0.55	%(4)	0.59	%(4)	2.14	%(4)	2.10	%(4)	35	%(4)

899,307	0.56%		0.59%		2.29%		2.26%		152%

124,272	0.63%		0.67%		2.38%		2.34%		37%

138,875	0.55%		0.65%		2.60%		2.50%		37%

143,109	0.54	%(4)	0.64	%(4)	2.68	%(4)	2.58	%(4)	36	%(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2022, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on May 2, 2022.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN EQUITY INCOME VIP FUND

June 30, 2026 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Equity Income VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on May 2, 2022. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks a high level of current income consistent with growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN EQUITY INCOME VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2026, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2026 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2026, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2026, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN EQUITY INCOME VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the six months ended June 30, 2026, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/ accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2027 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.55% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions,

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN EQUITY INCOME VIP FUND

litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2026, Park Avenue waived fees and/or paid Fund expenses in the amount of $193,334.

Park Avenue has entered into a Sub-Advisory Agreement with Wellington Management Company LLP (“Wellington”). Wellington is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $312,878,958 and $393,141,113, respectively, for the six months ended June 30, 2026. During the six months ended June 30, 2026, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and developments, may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social or political unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN EQUITY INCOME VIP FUND

such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 14, 2026. The Fund did not utilize the credit facility during the six months ended June 30, 2026.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that there was the following subsequent event:

On July 9, 2026, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”), which provides for the reorganization of each series (fund) of the Trust (each, a “Target Portfolio” and, collectively, the “Target Portfolios”) into corresponding series of SunAmerica Series Trust (“SAST”) or Seasons Series Trust (“SST”), as applicable, identified (each, an (“Acquiring Portfolio” and, collectively the “Acquiring Portfolios”) (each, a “Reorganization” and, collectively, the “Reorganizations”), subject to shareholder approval. Under the terms of the proposed Reorganizations, each Target Portfolio would transfer substantially all of its assets and liabilities to a corresponding Acquiring Portfolio in exchange for shares of the Acquiring Portfolio. Shares of the Acquiring Portfolio which would be distributed to shareholders of the applicable Target Portfolio, who will own Class 1 or Class 3 shares, as applicable, of the Acquiring Portfolio. Following completion of the Reorganizations, each Target Portfolio will be terminated.

Shareholders of record as of August 17, 2026 will be asked to approve the proposed Reorganizations at a special meeting of shareholders expected to be held on or about November 13, 2026. If approved and all conditions to closing are satisfied or waived, the Reorganizations are expected to be completed during the fourth quarter of 2026.

The Reorganizations are not expected to be taxable events to contract owners of the variable insurance products investing in the Funds.

Target Portfolio	Acquiring Portfolio
Guardian Equity Income VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Value Portfolio, a series of SAST
Guardian Integrated Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian All Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Strategic Large Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Diversified Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN EQUITY INCOME VIP FUND

Target Portfolio	Acquiring Portfolio
Guardian International Equity VIP Fund, a series of GVPT	SA BlackRock Advantage International Portfolio (formerly, SA Morgan Stanley International Equities Portfolio), a series of SAST
Guardian Balanced Allocation VIP Fund, a series of GVPT	SA Index Allocation 60/40 Portfolio, a series of SAST
Guardian Total Return Bond VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST
Guardian Core Plus Fixed Income VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST
Guardian Large Cap Fundamental Growth VIP Fund, a series of GVPT	SA MFS Large Cap Growth Portfolio, a series of SAST
Guardian Small Cap Value Diversified VIP Fund, a series of GVPT	SA Franklin Small Company Value Portfolio, a series of SAST
Guardian Multi-Sector Bond VIP Fund, a series of GVPT	SA Multi-Managed Diversified Fixed Income Portfolio, a series of SST
Guardian Short Duration Bond VIP Fund, a series of GVPT	SA JPMorgan Ultra-Short Bond Portfolio, a series of SAST
Guardian Growth & Income VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian Large Cap Disciplined Value VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST

Target Portfolio	Acquiring Portfolio
Guardian International Growth VIP Fund, a series of GVPT	SA Fidelity Institutional AM International Growth Portfolio, a series of SAST
Guardian Global Utilities VIP Fund, a series of GVPT	SA Large Cap Value Index Portfolio, a series of SAST
Guardian Large Cap Disciplined Growth VIP Fund, a series of GVPT	SA Franklin Large Cap Disciplined Growth Portfolio, a newly created series of SAST
Guardian Core Fixed Income VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian U.S. Government/Credit VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian Small-Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Select Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Relative Value VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Traditional Growth VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and subadvisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 18-19, 2026 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act, of a party to the agreement (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid Cap Core VIP Fund; Guardian Short Duration Bond

VIP Fund; Guardian Small Cap Value Diversified VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government/Credit VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing subadvisory agreements (the “Subadvisory Agreements”) between the Manager and the following investment advisory firms engaged to serve as subadvisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund and Guardian Small Cap Value Diversified VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund and Guardian Multi-Sector Bond VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Short Duration Bond VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund and Guardian U.S. Government/Credit VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund, Guardian Select Mid Cap Core VIP Fund and Guardian Core Fixed Income VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund and Guardian Total Return Bond VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the Meeting, (each, a “Subadviser” and collectively, the “Subadvisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement,” collectively with the Management Agreement and Subadvisory Agreements, the

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SUPPLEMENTAL INFORMATION (UNAUDITED)

“Agreements”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Subadviser) with respect to Guardian International Equity VIP Fund, in substantially the form presented at the Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Subadviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent legal counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Subadviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Subadvisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Subadvisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Subadviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Subadvisers, monitoring the Subadvisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Subadvisers with respect to the services that the Subadvisers provide under the Subadvisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend subadvisers, and the Manager’s ability to monitor and oversee subadvisers and recommend replacement subadvisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Subadvisers on a periodic basis, follow through with additional inquiries on questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding

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SUPPLEMENTAL INFORMATION (UNAUDITED)

the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Subadvisers. The Trustees also considered, among other things, the terms of the Subadvisory Agreements and the range of investment advisory services provided by the Subadvisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Subadvisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Subadvisers.

Based upon these considerations, the Trustees concluded that the nature, extent and quality of services provided to the Funds by the Manager and each Subadviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Subadvisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Subadviser was generally satisfactory, or, that any steps being taken by the Manager and Subadvisers intended to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Subadvisers, but noted that the Manager had negotiated the fees with the Subadvisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Subadvisers was a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2026, through April 30, 2027. Although the Board recognized that the comparisons between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

The Trustees considered the subadvisory fees paid under the Subadvisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Subadvisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Subadvisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and subadvisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Subadvisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that the management and/or subadvisory fees for some Funds included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from certain of the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than subadvisory fees, that the Subadvisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Subadvisers and their affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2025, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2026, through April 30, 2027 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the S&P 500 Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year period and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 3-year periods and higher than the Bloomberg US Aggregate Bond Index for the 5-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year and 3-year periods and in line with the S&P 500 Index for the 5-year period.

•	The Board noted that the actual management fee was in the 1st quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year and 3-year periods.
•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 3rd quintile of its performance universe for the 3-year period, and in the 4th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Index for the 1-year, 3-year and 5-year periods.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group and the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Growth Index for the 1-year and 5-year periods and was in line with the MSCI EAFE Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.
•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the 1-year and 3-year periods and higher than the Russell Midcap Growth Index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for the 3-year period, and in the 5th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 3-year periods and lower than the Bloomberg US Aggregate Bond Index for the 5-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the

19

SUPPLEMENTAL INFORMATION (UNAUDITED)

actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 4th quintile of the expense group (but still within one basis point of median for total expenses).

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the S&P MidCap 400 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was in line with the Bloomberg US Government/Credit 1-3 Year Total Return Index for the 1-year and 3-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Value Diversified VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 2000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board approved a new Subadviser effective during 2026.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and the actual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian U.S. Government/Credit VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 3rd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Intermediate Government/Credit Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 4th quintile of the expense group (but still within one basis point of median for total expenses).

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

21

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB11739

Guardian Variable

Products Trust

2026

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2026

Guardian Select Mid Cap Core VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Select Mid Cap Core VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2026. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

June 30, 2026 (unaudited)	Shares	Value
Common Stocks – 98.8%

Aerospace & Defense – 5.3%

Arxis, Inc., Class A(1)	390	$17,995

Carpenter Technology Corp.	5,500	3,392,620

Curtiss-Wright Corp.	660	500,122

HEICO Corp., Class A	5,886	1,518,058

Howmet Aerospace, Inc.	6,540	1,758,344

StandardAero, Inc.(1)	1,010	30,209

Woodward, Inc.	4,730	2,012,331

		9,229,679
Automobile Components – 0.5%

Aptiv PLC(1)	11,399	699,671

LCI Industries	1,231	130,338

		830,009
Banks – 6.0%

East West Bancorp, Inc.	11,311	1,460,137

Eastern Bankshares, Inc.	35,669	793,279

First Horizon Corp.	29,710	761,764

FNB Corp.	53,338	1,017,689

Hancock Whitney Corp.	15,359	1,147,624

Pinnacle Financial Partners, Inc.	11,915	1,201,985

Popular, Inc.	5,788	950,274

UMB Financial Corp.	6,835	975,765

Western Alliance Bancorp	10,325	848,715

Wintrust Financial Corp.	8,290	1,332,369

		10,489,601
Beverages – 0.4%

Celsius Holdings, Inc.(1)	7,251	212,310

Coca-Cola Consolidated, Inc.	2,472	471,954

		684,264
Biotechnology – 2.3%

Caris Life Sciences, Inc.(1)	26,800	477,576

Legend Biotech Corp., ADR(1)	19,230	555,362

Moderna, Inc.(1)	7,500	525,225

Neurocrine Biosciences, Inc.(1)	680	114,604

Roivant Sciences Ltd.(1)	37,000	1,309,430

United Therapeutics Corp.(1)	870	471,392

Veracyte, Inc.(1)	11,100	651,903

		4,105,492
Broadline Retail – 0.5%

Etsy, Inc.(1)	5,638	424,711

Ollie’s Bargain Outlet Holdings, Inc.(1)	5,806	446,365

		871,076
Building Products – 2.4%

Armstrong World Industries, Inc.	1,200	192,504

Carlisle Cos., Inc.	3,066	1,112,192

Louisiana-Pacific Corp.	8,093	636,595

Madison Air Solutions Corp., Class A(1)	1,500	58,500

Owens Corning	2,280	362,429

Simpson Manufacturing Co., Inc.	6,880	1,440,328

Trex Co., Inc.(1)	6,480	324,259

		4,126,807

June 30, 2026 (unaudited)	Shares	Value
Capital Markets – 2.5%

Amundi SA (France)(2)	4,690	$450,106

Blue Owl Capital, Inc.	46,336	405,440

Carlyle Group, Inc.	14,663	617,459

Evercore, Inc., Class A	2,636	900,036

Marex Group PLC	13,013	793,142

Patria Investments Ltd., Class A	42,474	466,364

Raymond James Financial, Inc.	4,496	683,527

		4,316,074
Chemicals – 1.3%

Avient Corp.	15,732	581,455

RPM International, Inc.	10,426	1,158,850

Westlake Corp.	6,259	456,907

		2,197,212
Commercial Services & Supplies – 0.6%

Brink’s Co.	10,376	980,428

		980,428
Communications Equipment – 0.2%

Ciena Corp.(1)	673	330,147

		330,147
Construction & Engineering – 2.3%

Comfort Systems USA, Inc.	1,050	2,081,048

EMCOR Group, Inc.	1,330	1,103,740

WillScot Holdings Corp.	30,105	868,830

		4,053,618
Construction Materials – 0.6%

Eagle Materials, Inc.	4,714	1,060,650

		1,060,650
Consumer Finance – 1.0%

FirstCash Holdings, Inc.	2,138	462,492

SLM Corp.	52,627	1,365,145

		1,827,637
Consumer Staples Distribution & Retail – 2.2%

Albertsons Cos., Inc., Class A	17,363	234,921

BJ’s Wholesale Club Holdings, Inc.(1)	7,741	675,170

Maplebear, Inc.(1)	6,251	295,985

Performance Food Group Co.(1)	8,245	921,709

Sprouts Farmers Market, Inc.(1)	5,226	442,015

U.S. Foods Holding Corp.(1)	11,718	1,198,165

		3,767,965
Containers & Packaging – 0.6%

Crown Holdings, Inc.	10,098	1,129,158

		1,129,158
Diversified Consumer Services – 0.7%

Service Corp. International	16,643	1,264,202

		1,264,202
Electric Utilities – 1.0%

IDACORP, Inc.	1,333	201,683

OGE Energy Corp.	14,535	707,273

Pinnacle West Capital Corp.	3,300	353,100

Portland General Electric Co.	8,854	458,903

		1,720,959

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

June 30, 2026 (unaudited)	Shares	Value
Electrical Equipment – 2.1%

Acuity, Inc.	2,150	$809,819

Dpc Holdings Ltd.(1)	300	14,718

Forgent Power Solutions, Inc.(1)	1,460	81,556

Nextpower, Inc., Class A(1)	7,910	942,397

nVent Electric PLC	11,020	1,869,102

		3,717,592
Electronic Equipment, Instruments & Components – 3.4%

Cognex Corp.	4,400	318,648

Coherent Corp.(1)	1,891	745,943

Flex Ltd.(1)	9,094	1,473,865

TD SYNNEX Corp.	8,541	2,283,351

TTM Technologies, Inc.(1)	5,810	1,086,586

		5,908,393
Energy Equipment & Services – 1.0%

Liberty Energy, Inc.	22,885	599,358

Noble Corp. PLC	9,152	341,370

Weatherford International PLC	9,393	765,529

		1,706,257
Entertainment – 0.6%

Roku, Inc.(1)	5,509	761,013

Warner Music Group Corp., Class A	9,787	264,934

		1,025,947
Financial Services – 1.4%

Corebridge Financial, Inc.	25,497	729,979

NMI Holdings, Inc.(1)	14,759	606,448

Voya Financial, Inc.	12,506	1,132,168

		2,468,595
Food Products – 0.5%

Darling Ingredients, Inc.(1)	8,955	489,122

Ingredion, Inc.	2,641	250,129

Pilgrim’s Pride Corp.	1,036	29,122

Post Holdings, Inc.(1)	941	83,053

		851,426
Gas Utilities – 1.0%

National Fuel Gas Co.	6,653	513,678

Southwest Gas Holdings, Inc.	5,514	488,981

UGI Corp.	20,929	722,888

		1,725,547
Ground Transportation – 3.2%

Knight-Swift Transportation Holdings, Inc.	6,720	523,287

Landstar System, Inc.	8,388	1,734,722

XPO, Inc.(1)	15,811	3,245,840

		5,503,849
Health Care Providers & Services – 1.1%

Alignment Healthcare, Inc.(1)	20,000	476,200

BrightSpring Health Services, Inc.(1)	5,680	396,123

Privia Health Group, Inc.(1)	24,930	641,449

Tenet Healthcare Corp.(1)	2,600	486,408

		2,000,180

June 30, 2026 (unaudited)	Shares	Value
Health Care REITs – 1.2%

CareTrust REIT, Inc.	18,600	$750,510

National Healthcare Properties, Inc.(1)	14,600	213,890

Ventas, Inc.	12,333	1,095,170

		2,059,570
Hotels, Restaurants & Leisure – 3.0%

Aramark	21,392	1,217,205

Brinker International, Inc.(1)	4,966	834,288

Dutch Bros, Inc., Class A(1)	13,467	967,065

Lindblad Expeditions Holdings, Inc.(1)	20,754	586,093

Planet Fitness, Inc., Class A(1)	7,552	393,988

Wingstop, Inc.	4,614	800,114

Wynn Resorts Ltd.	4,763	462,439

		5,261,192

Household Durables – 2.1%

Meritage Homes Corp.	7,255	608,332

Somnigroup International, Inc.	19,239	1,508,338

Toll Brothers, Inc.	9,511	1,566,937

		3,683,607
Independent Power and Renewable Electricity Producers – 1.0%

Ormat Technologies, Inc.	4,734	515,533

Talen Energy Corp.(1)	3,274	1,258,067

		1,773,600
Industrial REITs – 1.0%

EastGroup Properties, Inc.	4,610	933,663

Terreno Realty Corp.	12,670	820,636

		1,754,299
Insurance – 3.6%

American Financial Group, Inc.	8,512	1,191,169

Assurant, Inc.	3,059	821,433

Baldwin Insurance Group, Inc.(1)	41,902	1,113,755

Reinsurance Group of America, Inc.	9,033	1,920,868

Selective Insurance Group, Inc.	4,967	481,849

Unum Group	9,391	839,555

		6,368,629
Interactive Media & Services – 0.3%

Pinterest, Inc., Class A(1)	25,599	538,347

		538,347
IT Services – 3.0%

DigitalOcean Holdings, Inc.(1)	6,080	954,742

Okta, Inc.(1)	10,700	1,460,015

Twilio, Inc., Class A(1)	13,357	2,755,950

		5,170,707
Life Sciences Tools & Services – 2.9%

10X Genomics, Inc., Class A(1)	21,800	835,812

Bio-Techne Corp.	7,500	529,875

Illumina, Inc.(1)	6,800	1,195,644

Repligen Corp.(1)	7,100	968,724

Sartorius Stedim Biotech (France)	3,650	758,025

West Pharmaceutical Services, Inc.	2,000	718,000

		5,006,080

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

June 30, 2026 (unaudited)	Shares	Value
Machinery – 5.8%

Allison Transmission Holdings, Inc.	7,586	$855,246

Crane Co.	8,160	1,820,251

Dover Corp.	2,130	477,716

Esab Corp.	13,500	1,331,505

Flowserve Corp.	26,925	1,996,758

ITT, Inc.	10,711	2,118,207

RBC Bearings, Inc.(1)	2,360	1,519,982

		10,119,665
Marine Transportation – 1.3%

Kirby Corp.(1)	16,892	2,296,805

		2,296,805
Media – 0.6%

New York Times Co., Class A	8,973	627,931

Nexstar Media Group, Inc.	1,073	191,627

Sirius XM Holdings, Inc.	5,710	168,673

		988,231
Metals & Mining – 2.2%

Century Aluminum Co.(1)	6,824	313,972

Coeur Mining, Inc.	38,348	625,839

Lundin Mining Corp. (Canada)	46,504	1,133,212

Reliance, Inc.	4,679	1,748,075

		3,821,098

Office REITs – 0.8%

Douglas Emmett, Inc.	20,900	246,620

Postal Realty Trust, Inc., Class A	45,588	1,123,288

		1,369,908

Oil, Gas & Consumable Fuels – 3.3%

Antero Resources Corp.(1)	23,987	842,903

HF Sinclair Corp.	14,750	1,027,338

Northern Oil & Gas, Inc.	10,764	195,367

Ovintiv, Inc.	20,994	1,105,334

Permian Resources Corp., Class A	69,220	1,274,340

Plains All American Pipeline LP	22,963	511,156

Targa Resources Corp.	3,073	823,994

		5,780,432

Personal Care Products – 0.1%

e.l.f. Beauty, Inc.(1)	2,031	150,294

		150,294

Pharmaceuticals – 2.2%

Elanco Animal Health, Inc.(1)	56,000	1,378,160

Jazz Pharmaceuticals PLC(1)	4,900	1,180,753

Royalty Pharma PLC, Class A	10,530	590,417

Viatris, Inc.	39,500	627,260

		3,776,590

Professional Services – 1.0%

CACI International, Inc., Class A(1)	2,800	1,297,128

KBR, Inc.	13,990	483,075

		1,780,203

June 30, 2026 (unaudited)	Shares	Value

Real Estate Management & Development – 0.8%

Compass, Inc., Class A(1)	39,480	$486,788

Jones Lang LaSalle, Inc.(1)	3,110	963,945

		1,450,733

Residential REITs – 0.8%

Camden Property Trust	3,060	350,340

Invitation Homes, Inc.	18,830	568,854

Sun Communities, Inc.	4,090	490,432

		1,409,626

Retail REITs – 0.8%

Macerich Co.	18,680	470,549

Urban Edge Properties	40,940	936,708

		1,407,257

Semiconductors & Semiconductor Equipment – 5.7%

Allegro MicroSystems, Inc.(1)	12,565	874,775

Entegris, Inc.	11,621	2,090,153

MACOM Technology Solutions Holdings, Inc.(1)	8,229	3,130,065

MKS, Inc.	4,336	1,928,653

Nova Ltd.(1)	932	506,020

Rambus, Inc.(1)	9,219	1,223,730

Skyworks Solutions, Inc.	3,704	251,131

		10,004,527

Software – 1.7%

Gen Digital, Inc.	27,974	696,273

Nutanix, Inc., Class A(1)	7,982	406,763

Rubrik, Inc., Class A(1)	15,204	1,220,577

Samsara, Inc., Class A(1)	20,490	664,491

		2,988,104
Specialized REITs – 1.3%

CubeSmart	15,219	605,260

Four Corners Property Trust, Inc.	30,990	760,805

Outfront Media, Inc.	27,661	906,174

		2,272,239
Specialty Retail – 3.0%

Abercrombie & Fitch Co., Class A(1)	7,468	672,195

Aritzia, Inc. (Canada)(1)	5,592	616,628

Bath & Body Works, Inc.	24,872	575,289

Bob’s Discount Furniture, Inc.(1)	32,785	518,659

Burlington Stores, Inc.(1)	4,758	1,507,334

Five Below, Inc.(1)	5,387	968,529

Gap, Inc.	21,727	405,860

		5,264,494
Technology Hardware, Storage & Peripherals – 0.9%

Everpure, Inc., Class A(1)	524	41,286

Western Digital Corp.	2,529	1,615,323

		1,656,609
Textiles, Apparel & Luxury Goods – 1.2%

Amer Sports, Inc.(1)	19,955	675,277

Birkenstock Holding PLC(1)	7,710	331,762

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

June 30, 2026 (unaudited)	Shares	Value
Textiles, Apparel & Luxury Goods (continued)

Ralph Lauren Corp.	1,966	$789,172

VF Corp.	16,637	277,505

		2,073,716
Trading Companies & Distributors – 2.5%

Core & Main, Inc., Class A(1)	12,810	618,083

Watsco, Inc.	2,380	991,817

WESCO International, Inc.	8,179	2,825,272

		4,435,172

Total Common Stocks (Cost $122,062,058)		172,554,498

	Principal Amount	Value
U.S. Treasury Bills – 0.0%

U.S. Treasury Bills 3.679% due 7/23/2026(3)	$110,000	109,759

Total U.S. Treasury Bills (Cost $109,758)		109,759
Repurchase Agreements – 1.5%

Fixed Income Clearing Corp., 1.06%, dated 6/30/2026, proceeds at maturity value of $2,624,858, due 7/1/2026(4)	2,624,781	2,624,781

Total Repurchase Agreements (Cost $2,624,781)		2,624,781

Total Investments – 100.3% (Cost $124,796,597)		175,289,038

Liabilities in excess of other assets – (0.3)%		(581,437)

Total Net Assets – 100.0%		$174,707,601
(1)	Non–income–producing security.
(2)

Security that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2026, the aggregate market value of this security amounted to $450,106, representing 0.3% of net assets. This security has been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Interest rate shown reflects the discount rate at time of purchase.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.00%	12/15/2027	$2,677,300	$2,677,316

Open futures contracts at June 30, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
S&P MidCap 400 E-mini	September 2026	1	Long	$384,750	$388,500	$3,750

Legend:

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

Assets (unaudited)	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$171,346,367	$1,208,131	*	$—	$172,554,498
U.S. Treasury Bills	—	109,759		—	109,759
Repurchase Agreements	—	2,624,781		—	2,624,781
Total Investments in Securities	$171,346,367	$3,942,671		$—	$175,289,038
Other Financial Instruments
Futures	3,750	—		—	3,750
Total Assets	$171,350,117	$3,942,671		$—	$175,292,788

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN SELECT MID CAP CORE VIP FUND

Statement of Assets and Liabilities As of June 30, 2026 (unaudited)
Assets

Investments, at value	$175,289,038

Receivable for investments sold	100,502

Dividends/interest receivable	109,408

Receivable for variation margin on futures contracts	6,392

Foreign tax reclaims receivable	4,524

Prepaid expenses	2,975

Total Assets	175,512,839

Liabilities

Due to custodian foreign currency	144

Payable for fund shares redeemed	474,794

Payable for investments purchased	138,031

Investment advisory fees payable	74,856

Distribution fees payable	35,309

Accrued custodian and accounting fees	28,078

Accrued administrative fees	18,980

Accrued audit fees	16,739

Accrued legal fees	6,851

Accrued transfer agent fees	6,319

Due to custodian for futures contracts	3,029

Accrued trustees’ and officers’ fees	1,117

Due to custodian	153

Accrued expenses and other liabilities	838

Total Liabilities	805,238

Total Net Assets	$174,707,601

Net Assets Consist of:

Paid-in capital	$97,785,932

Distributable earnings	76,921,669

Total Net Assets	$174,707,601

Investments, at Cost	$124,796,597

Foreign Currency, Proceeds	$147

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	11,369,422

Net Asset Value Per Share	$15.37

Statement of Operations For the Six Months Ended June 30, 2026 (unaudited)
Investment Income

Dividends	$1,008,685

Interest	12,765

Withholding taxes on foreign dividends	(5,027)

Total Investment Income	1,016,423

Expenses

Investment advisory fees	446,560

Distribution fees	210,642

Custodian and accounting fees	40,892

Professional fees	35,154

Trustees’ and officers’ fees	28,381

Administrative fees	22,918

Transfer agent fees	8,541

Shareholder reports	3,146

Other expenses	5,645

Total Expenses	801,879

Net Investment Income/(Loss)	214,544

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments, Derivative Contracts and Foreign Currency Transactions

Net realized gain/(loss) from investments	20,473,786

Net realized gain/(loss) from futures contracts	98,514

Net realized gain/(loss) from foreign currency transactions	(175)

Net change in unrealized appreciation/(depreciation) on investments	14,950,039

Net change in unrealized appreciation/(depreciation) on futures contracts	3,750

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(112)

Net Gain on Investments, Derivative Contracts and Foreign Currency Transactions	35,525,802

Net Increase in Net Assets Resulting From Operations	$35,740,346

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SELECT MID CAP CORE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/26	For the Year Ended 12/31/25

Operations

Net investment income/(loss)	$214,544	$711,976

Net realized gain/(loss) from investments, derivative contracts and foreign currency transactions	20,572,125	17,114,698

Net change in unrealized appreciation/(depreciation) on investments, derivative contracts and translation of assets and liabilities in foreign currencies	14,953,677	(184,619)

Net Increase in Net Assets Resulting from Operations	35,740,346	17,642,055

Capital Share Transactions

Proceeds from sales of shares	296,739	6,623,963

Cost of shares redeemed	(31,764,668)	(43,566,444)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(31,467,929)	(36,942,481)

Net Increase/(Decrease) in Net Assets	4,272,417	(19,300,426)

Net Assets

Beginning of period	170,435,184	189,735,610

End of period	$174,707,601	$170,435,184

Other Information:

Shares

Sold	21,760	605,293

Redeemed	(2,310,943)	(3,729,133)

Net Decrease	(2,289,183)	(3,123,840)

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN SELECT MID CAP CORE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/26	$12.48	$0.02	$2.87	$2.89	$15.37	23.16%	(4)

Year Ended 12/31/25	11.31	0.05	1.12	1.17	12.48	10.34%

Year Ended 12/31/24	10.06	0.08	1.17	1.25	11.31	12.43%

Year Ended 12/31/23	8.65	0.06	1.35	1.41	10.06	16.30%

Year Ended 12/31/22	10.08	0.06	(1.49)	(1.43)	8.65	(14.19)%

Period Ended 12/31/21(5)	10.00	0.02	0.06	0.08	10.08	0.80%	(4)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SELECT MID CAP CORE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$174,708	0.95%	(4)	0.95%	(4)	0.25%	(4)	0.25%	(4)	35%	(4)

170,435	0.96%		0.96%		0.40%		0.40%		60%

189,736	0.92%		0.94%		0.74%		0.72%		47%

223,923	0.87%		0.92%		0.64%		0.59%		56%

218,099	0.87%		0.90%		0.69%		0.66%		74%

261,849	0.82%	(4)	0.90%	(4)	0.96%	(4)	0.88%	(4)	93%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2021, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on October 25, 2021.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

June 30, 2026 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Select Mid Cap Core VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 25, 2021. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long term growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2026, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2026 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2026, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the six months ended June 30, 2026, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/ accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.53% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2027 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.08% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2026, the expense limitation was 1.12%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2026, Park Avenue did not waive any fees or pay any Fund expenses.

Park Avenue has entered into a Sub-Advisory Agreement with FIAM LLC (“FIAM”). FIAM is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2026, the Fund incurred distribution fees in the amount of $210,642 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $58,464,950 and $90,405,411, respectively, for the six months ended June 30, 2026. During the six months ended June 30, 2026, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Derivative Instruments Investments in derivatives (including short exposures through derivatives) pose

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

risks in addition to, and potentially greater than, those associated with investing directly in other investments, including potentially heightened liquidity and valuation risk, counterparty risk, market risk, operational risk, and legal risk. In addition, certain derivatives result in leverage, which can result in losses substantially greater than the amount invested in the derivatives by the Fund. The Fund entered into equity futures contracts for the six months ended June 30, 2026 to equitize cash and keep the Fund fully invested. Using futures contracts involves various risks, including market, interest rate and equity risks. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with the changes in the value of the underlying securities. To the extent that market prices move in an unexpected direction, there is a risk that a Fund will not achieve the anticipated benefits of the futures contract or may realize a loss.

As of June 30, 2026, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Equity Contracts

Asset Derivatives
Futures Contracts[1]	$3,750

[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative investments for the six months June 30, 2026 were as follows:

Equity Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$98,734

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[2]	$3,750

Average Number of Notional Amounts
Futures Contracts[3]	2

[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[3]	Amount represents number of contracts.

f. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and developments, may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social or political unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 14, 2026. The Fund did not utilize the credit facility during the six months ended June 30, 2026.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that there was the following subsequent event:

On July 9, 2026, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”), which provides for the reorganization of each series (fund) of the Trust (each, a “Target Portfolio” and, collectively, the “Target Portfolios”) into corresponding series of SunAmerica Series Trust (“SAST”) or Seasons Series Trust (“SST”), as applicable, identified (each, an (“Acquiring Portfolio” and, collectively the “Acquiring Portfolios”) (each, a “Reorganization” and, collectively, the “Reorganizations”), subject to shareholder approval. Under the terms of the proposed Reorganizations, each Target Portfolio would transfer substantially all of its assets and liabilities to a corresponding Acquiring Portfolio in exchange for shares of the Acquiring Portfolio. Shares of the Acquiring Portfolio which would be distributed to shareholders of the applicable Target Portfolio, who will own Class 1 or Class 3 shares, as applicable, of the Acquiring Portfolio. Following completion of the Reorganizations, each Target Portfolio will be terminated.

Shareholders of record as of August 17, 2026 will be asked to approve the proposed Reorganizations at a special meeting of shareholders expected to be held on or about November 13, 2026. If approved and all conditions to closing are satisfied or waived, the Reorganizations are expected to be completed during the fourth quarter of 2026.

The Reorganizations are not expected to be taxable events to contract owners of the variable insurance products investing in the Funds.

Target Portfolio	Acquiring Portfolio
Guardian Equity Income VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Value Portfolio, a series of SAST
Guardian Integrated Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST

Target Portfolio	Acquiring Portfolio
Guardian All Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Strategic Large Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Diversified Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian International Equity VIP Fund, a series of GVPT	SA BlackRock Advantage International Portfolio (formerly, SA Morgan Stanley International Equities Portfolio), a series of SAST
Guardian Balanced Allocation VIP Fund, a series of GVPT	SA Index Allocation 60/40 Portfolio, a series of SAST
Guardian Total Return Bond VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST
Guardian Core Plus Fixed Income VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST
Guardian Large Cap Fundamental Growth VIP Fund, a series of GVPT	SA MFS Large Cap Growth Portfolio, a series of SAST
Guardian Small Cap Value Diversified VIP Fund, a series of GVPT	SA Franklin Small Company Value Portfolio, a series of SAST
Guardian Multi-Sector Bond VIP Fund, a series of GVPT	SA Multi-Managed Diversified Fixed Income Portfolio, a series of SST
Guardian Short Duration Bond VIP Fund, a series of GVPT	SA JPMorgan Ultra-Short Bond Portfolio, a series of SAST
Guardian Growth & Income VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian Large Cap Disciplined Value VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian International Growth VIP Fund, a series of GVPT	SA Fidelity Institutional AM International Growth Portfolio, a series of SAST
Guardian Global Utilities VIP Fund, a series of GVPT	SA Large Cap Value Index Portfolio, a series of SAST
Guardian Large Cap Disciplined Growth VIP Fund, a series of GVPT	SA Franklin Large Cap Disciplined Growth Portfolio, a newly created series of SAST
Guardian Core Fixed Income VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian U.S. Government/Credit VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian Small-Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Select Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Relative Value VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Traditional Growth VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and subadvisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 18-19, 2026 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act, of a party to the agreement (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund;

Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Value Diversified VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government/Credit VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing subadvisory agreements (the “Subadvisory Agreements”) between the Manager and the following investment advisory firms engaged to serve as subadvisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund and Guardian Small Cap Value Diversified VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund and Guardian Multi-Sector Bond VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Short Duration Bond VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund and Guardian U.S. Government/Credit VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund, Guardian Select Mid Cap Core VIP Fund and Guardian Core Fixed Income VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund and Guardian Total Return Bond VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the Meeting, (each, a “Subadviser” and collectively, the “Subadvisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory

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Agreement,” collectively with the Management Agreement and Subadvisory Agreements, the “Agreements”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Subadviser) with respect to Guardian International Equity VIP Fund, in substantially the form presented at the Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Subadviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent legal counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Subadviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Subadvisers; (ii) the investment performance of each

Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Subadvisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Subadviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Subadvisers, monitoring the Subadvisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Subadvisers with respect to the services that the Subadvisers provide under the Subadvisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend subadvisers, and the Manager’s ability to monitor and oversee subadvisers and recommend replacement subadvisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Subadvisers on a periodic basis, follow through with additional inquiries on questions or concerns that arise during the meetings and, as

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necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Subadvisers. The Trustees also considered, among other things, the terms of the Subadvisory Agreements and the range of investment advisory services provided by the Subadvisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Subadvisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Subadvisers.

Based upon these considerations, the Trustees concluded that the nature, extent and quality of services provided to the Funds by the Manager and each Subadviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each

Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Subadvisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Subadviser was generally satisfactory, or, that any steps being taken by the Manager and Subadvisers intended to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Subadvisers, but noted that the Manager had negotiated the fees with the Subadvisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Subadvisers was a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2026, through April 30, 2027. Although the Board recognized that the comparisons between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their

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consideration and approval of the management fees and their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the subadvisory fees paid under the Subadvisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Subadvisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Subadvisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and subadvisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Subadvisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that the management and/or subadvisory fees for some Funds included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from certain of the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the

1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than subadvisory fees, that the Subadvisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Subadvisers and their affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2025, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2026, through April 30, 2027 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

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•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the S&P 500 Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year period and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 3-year periods and higher than the Bloomberg US Aggregate Bond Index for the 5-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year and 3-year periods and in line with the S&P 500 Index for the 5-year period.

•	The Board noted that the actual management fee was in the 1st quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 3rd quintile of its performance universe for the 3-year period, and in the 4th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year, 3-year and 5-year periods.

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•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group and the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Growth Index for the 1-year and 5-year periods and was in line with the MSCI EAFE Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.
•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the 1-year and 3-year periods and higher than the Russell Midcap Growth Index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the

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1-year period, in the 4th quintile of its performance universe for the 3-year period, and in the 5th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 3-year periods and lower than the Bloomberg US Aggregate Bond Index for the 5-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 4th quintile of the expense group (but still within one basis point of median for total expenses).

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the S&P MidCap 400 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was in line with the Bloomberg US Government/Credit 1-3 Year Total Return Index for the 1-year and 3-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Value Diversified VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile of its performance universe for the 5-year period.
•	The Board noted that the Fund’s performance was lower than the Russell 2000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board approved a new Subadviser effective during 2026.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and

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the actual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian U.S. Government/Credit VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 3rd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Intermediate Government/Credit Index for the 1-year, 3-year and 5-year periods.
•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 4th quintile of the expense group (but still within one basis point of median for total expenses).

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

23

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24

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25

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB11408

Guardian Variable

Products Trust

2026

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2026

Guardian Small-Mid Cap Core VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Small-Mid Cap Core VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2026. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

June 30, 2026 (unaudited)	Shares	Value
Common Stocks – 97.0%

Aerospace & Defense – 1.0%

ATI, Inc.(1)	3,561	$701,873

Carpenter Technology Corp.	1,546	953,635

V2X, Inc.(1)	5,475	408,216

		2,063,724
Automobile Components – 0.5%

Dorman Products, Inc.(1)	2,900	395,705

Garrett Motion, Inc.	17,020	616,635

		1,012,340
Banks – 2.3%

Axos Financial, Inc.(1)	12,817	1,248,248

East West Bancorp, Inc.	22,611	2,918,854

FNB Corp.	11,714	223,503

Old National Bancorp	4,726	122,403

Pathward Financial, Inc.	400	34,824

UMB Financial Corp.	2,377	339,341

		4,887,173
Beverages – 0.5%

Coca-Cola Consolidated, Inc.	5,700	1,088,244

		1,088,244
Biotechnology – 3.3%

Annexon, Inc.(1)	53,620	306,170

Celldex Therapeutics, Inc.(1)	36,000	1,339,560

Cogent Biosciences, Inc.(1)	41,523	1,606,940

Janux Therapeutics, Inc.(1)	1,300	19,968

Legend Biotech Corp., ADR(1)	29,900	863,512

Olema Pharmaceuticals, Inc.(1)	24,000	300,240

Praxis Precision Medicines, Inc.(1)	2,600	870,454

Relay Therapeutics, Inc.(1)	42,800	800,788

Vaxcyte, Inc.(1)	8,392	487,827

Viridian Therapeutics, Inc.(1)	7,600	139,612

Zenas Biopharma, Inc.(1)	10,200	258,876

		6,993,947
Broadline Retail – 0.1%

Etsy, Inc.(1)	3,052	229,907

		229,907
Building Products – 1.0%

Armstrong World Industries, Inc.	2,292	367,683

Griffon Corp.	1,293	126,106

Resideo Technologies, Inc.(1)	29,375	913,562

Simpson Manufacturing Co., Inc.	2,200	460,570

Tecnoglass, Inc.	4,333	202,828

		2,070,749
Capital Markets – 1.3%

Marex Group PLC	21,909	1,335,353

WisdomTree, Inc.	80,704	1,367,126

		2,702,479

June 30, 2026 (unaudited)	Shares	Value
Chemicals – 3.2%

Element Solutions, Inc.	28,327	$1,352,614

HB Fuller Co.	6,349	370,083

Minerals Technologies, Inc.	56,880	4,207,414

Perimeter Solutions, Inc.(1)	25,353	903,835

		6,833,946
Commercial Services & Supplies – 1.2%

Brink’s Co.	27,200	2,570,128

		2,570,128
Construction & Engineering – 7.7%

Cardinal Infrastructure Group, Inc., Class A(1)	20,500	1,931,100

EMCOR Group, Inc.	3,773	3,131,137

Granite Construction, Inc.	16,461	2,602,155

IES Holdings, Inc.(1)	10,169	7,470,757

Limbach Holdings, Inc.(1)	3,177	244,629

Valmont Industries, Inc.	2,073	1,197,365

		16,577,143
Construction Materials – 1.3%

Eagle Materials, Inc.	12,682	2,853,450

		2,853,450
Consumer Finance – 3.0%

EZCORP, Inc., Class A(1)	134,436	4,647,452

FirstCash Holdings, Inc.	8,028	1,736,617

		6,384,069
Consumer Staples Distribution & Retail – 1.8%

BJ’s Wholesale Club Holdings, Inc.(1)	7,300	636,706

Performance Food Group Co.(1)	8,700	972,573

Sprouts Farmers Market, Inc.(1)	1,200	101,496

U.S. Foods Holding Corp.(1)	20,200	2,065,450

		3,776,225
Containers & Packaging – 1.8%

Crown Holdings, Inc.	7,161	800,743

Smurfit Westrock PLC	65,657	3,037,293

		3,838,036
Distributors – 0.5%

GigaCloud Technology, Inc., Class A(1)	33,371	1,054,524

		1,054,524
Diversified Consumer Services – 4.0%

Covista, Inc.(1)	18,555	2,313,066

Grand Canyon Education, Inc.(1)	5,650	808,571

Laureate Education, Inc.(1)	142,930	5,191,218

Service Corp. International	4,700	357,012

		8,669,867
Electric Utilities – 1.5%

NRG Energy, Inc.	22,558	3,294,821

		3,294,821

The accompanying notes are an integral part of these financial statements.	1

FINANCIAL INFORMATION — GUARDIAN SMALL-MID CAP CORE VIP FUND

June 30, 2026 (unaudited)	Shares	Value
Electrical Equipment – 1.9%

Nextpower, Inc., Class A(1)	11,621	$1,384,526

nVent Electric PLC	5,800	983,738

Sensata Technologies Holding PLC	35,700	1,704,318

		4,072,582
Electronic Equipment, Instruments & Components – 12.1%

Belden, Inc.	13,600	1,630,776

ePlus, Inc.	8,300	690,809

Fabrinet(1)	9,300	5,227,344

Flex Ltd.(1)	15,800	2,560,706

Itron, Inc.(1)	1,600	138,448

Jabil, Inc.	9,848	3,796,207

Sanmina Corp.(1)	21,126	5,346,568

TD SYNNEX Corp.	21,442	5,732,304

TTM Technologies, Inc.(1)	4,692	877,498

		26,000,660
Energy Equipment & Services – 0.9%

Flowco Holdings, Inc., Class A	13,846	295,474

National Energy Services Reunited Corp.(1)	14,300	427,999

TechnipFMC PLC	18,468	1,224,428

		1,947,901
Financial Services – 1.4%

Remitly Global, Inc.(1)	19,200	430,272

StoneCo Ltd., Class A	29,800	323,032

WEX, Inc.(1)	15,400	2,172,786

		2,926,090
Gas Utilities – 0.5%

UGI Corp.	30,404	1,050,154

		1,050,154
Ground Transportation – 0.5%

Proficient Auto Logistics, Inc.(1)	1,000	6,810

XPO, Inc.(1)	4,900	1,005,921

		1,012,731
Health Care Equipment & Supplies – 2.3%

Haemonetics Corp.(1)	3,003	225,225

Lantheus Holdings, Inc.(1)	32,061	3,556,847

LivaNova PLC(1)	14,064	1,156,483

		4,938,555
Health Care Providers & Services – 1.4%

BrightSpring Health Services, Inc.(1)	4,248	296,255

Ensign Group, Inc.	5,079	814,164

PACS Group, Inc.(1)	14,700	626,808

Tenet Healthcare Corp.(1)	3,071	574,523

Universal Health Services, Inc., Class B	5,154	766,348

		3,078,098
Hotels, Restaurants & Leisure – 1.0%

Cheesecake Factory, Inc.	25,500	2,028,270

Super Group SGHC Ltd.	4,401	59,634

		2,087,904

June 30, 2026 (unaudited)	Shares	Value
Household Durables – 0.2%

KB Home	5,211	$326,157

		326,157
Insurance – 0.9%

Assurant, Inc.	1,992	534,912

Baldwin Insurance Group, Inc., Class A(1)	53,000	1,408,740

Reinsurance Group of America, Inc.	100	21,265

		1,964,917
IT Services – 0.3%

Boost Run, Inc., Class A(1)	18,739	727,261

		727,261
Life Sciences Tools & Services – 3.5%

Charles River Laboratories International, Inc.(1)	3,700	839,123

ICON PLC(1)	33,664	5,847,773

Sotera Health Co.(1)	44,200	784,550

		7,471,446
Machinery – 4.4%

Allison Transmission Holdings, Inc.	7,100	800,454

Blue Bird Corp.(1)	3,000	236,880

Gates Industrial Corp. PLC(1)	12,136	339,444

Hillman Solutions Corp.(1)	24,100	203,404

ITT, Inc.	5,881	1,163,026

JBT Marel Corp.	3,900	565,500

Kennametal, Inc.	15,600	546,780

Mueller Industries, Inc.	17,390	2,137,753

Mueller Water Products, Inc., Class A	11,387	294,126

Oshkosh Corp.	7,700	1,181,796

SPX Technologies, Inc.(1)	7,994	1,959,889

		9,429,052
Metals & Mining – 2.0%

Coeur Mining, Inc.	184,400	3,009,408

Commercial Metals Co.	8,641	542,223

Royal Gold, Inc.	3,000	598,830

SSR Mining, Inc.(1)	7,009	198,214

		4,348,675
Oil, Gas & Consumable Fuels – 4.3%

Chord Energy Corp.	17,263	1,973,161

Gulfport Energy Corp.(1)	600	101,820

Ovintiv, Inc.	127,891	6,733,461

Viper Energy, Inc., Class A	11,900	504,560

		9,313,002
Pharmaceuticals – 2.5%

Alumis, Inc.(1)	10,520	296,033

Elanco Animal Health, Inc.(1)	67,500	1,661,175

Enliven Therapeutics, Inc.(1)	6,500	329,875

Jazz Pharmaceuticals PLC(1)	8,000	1,927,760

MBX Biosciences, Inc.(1)	18,500	1,021,200

Phibro Animal Health Corp., Class A	5,585	175,369

		5,411,412

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

June 30, 2026 (unaudited)	Shares	Value
Real Estate Management & Development – 0.0%

Compass, Inc., Class A(1)	1,000	$12,330

		12,330
Semiconductors & Semiconductor Equipment – 10.8%

Axcelis Technologies, Inc.(1)	30,300	5,740,335

Diodes, Inc.(1)	28,895	3,162,269

MKS, Inc.	3,393	1,509,206

ON Semiconductor Corp.(1)	47,500	4,490,650

Penguin Solutions, Inc.(1)	80,900	6,149,209

Qorvo, Inc.(1)	5,300	494,331

Silicon Motion Technology Corp., ADR	3,800	1,266,654

Synaptics, Inc.(1)	2,900	360,267

		23,172,921
Software – 2.3%

ACI Worldwide, Inc.(1)	26,577	1,336,557

Adeia, Inc.	48,593	1,600,168

Riot Platforms, Inc.(1)	30,400	832,352

Terawulf, Inc.(1)	45,520	1,124,344

		4,893,421
Specialized REITs – 0.2%

Lamar Advertising Co., Class A	3,365	524,873

		524,873
Specialty Retail – 4.6%

Abercrombie & Fitch Co., Class A(1)	4,800	432,048

Academy Sports & Outdoors, Inc.	94,100	4,434,933

Bob’s Discount Furniture, Inc.(1)	37,700	596,414

Lithia Motors, Inc.	6,395	1,857,684

National Vision Holdings, Inc.(1)	26,900	511,369

Signet Jewelers Ltd.	8,100	698,220

Urban Outfitters, Inc.(1)	19,000	1,346,340

		9,877,008
Textiles, Apparel & Luxury Goods – 0.0%

Steven Madden Ltd.	2,400	101,040

		101,040

June 30, 2026 (unaudited)	Shares	Value
Trading Companies & Distributors – 3.0%

Applied Industrial Technologies, Inc.	1,958	$662,098

Core & Main, Inc., Class A(1)	51,972	2,507,649

DXP Enterprises, Inc.(1)	5,600	944,944

Herc Holdings, Inc.	8,200	1,175,388

WESCO International, Inc.	3,600	1,243,548

		6,533,627

Total Common Stocks (Cost $189,710,630)		208,122,589

	Principal Amount	Value
Repurchase Agreements – 6.9%

Fixed Income Clearing Corp., 1.06%, dated 6/30/2026, proceeds at maturity value of $14,858,873, due 7/1/2026(2)	$14,858,435	14,858,435

Total Repurchase Agreements (Cost $14,858,435)		14,858,435

Total Investments – 103.9% (Cost $204,569,065)		222,981,024

Liabilities in excess of other assets – (3.9)%		(8,398,415)

Total Net Assets – 100.0%		$214,582,609

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.00%	12/15/2027	$15,155,700	$15,155,757

Legend:

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$208,122,589	$—	$—	$208,122,589
Repurchase Agreements	—	14,858,435	—	14,858,435
Total	$208,122,589	$14,858,435	$—	$222,981,024

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN SMALL-MID CAP CORE VIP FUND

Statement of Assets and Liabilities As of June 30, 2026 (unaudited)
Assets

Investments, at value	$222,981,024

Foreign currency, at value	20,582

Receivable for investments sold	2,523,620

Dividends/interest receivable	37,703

Foreign tax reclaims receivable	17,603

Prepaid expenses	4,309

Total Assets	225,584,841

Liabilities

Payable for investments purchased	10,394,185

Payable for fund shares redeemed	379,365

Investment advisory fees payable	112,608

Distribution fees payable	43,495

Accrued administrative fees	22,094

Accrued audit fees	15,957

Accrued custodian and accounting fees	14,954

Accrued legal fees	9,320

Accrued transfer agent fees	6,394

Accrued trustees’ and officers’ fees	2,534

Due to custodian	251

Accrued expenses and other liabilities	1,075

Total Liabilities	11,002,232

Total Net Assets	$214,582,609

Net Assets Consist of:

Paid-in capital	$176,423,602

Distributable earnings	38,159,007

Total Net Assets	$214,582,609

Investments, at Cost	$204,569,065

Foreign Currency, at Cost	$21,004

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	17,424,951

Net Asset Value Per Share	$12.31

Statement of Operations For the Six Months Ended June 30, 2026 (unaudited)
Investment Income

Dividends	$672,404

Interest	11,624

Withholding taxes on foreign dividends	(1,152)

Total Investment Income	682,876

Expenses

Investment advisory fees	665,451

Distribution fees	256,841

Professional fees	39,239

Trustees’ and officers’ fees	35,981

Administrative fees	26,252

Custodian and accounting fees	18,694

Transfer agent fees	8,583

Shareholder reports	3,292

Other expenses	7,072

Total Expenses	1,061,405

Net Investment Income/(Loss)	(378,529)

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	40,523,271

Net realized gain/(loss) from foreign currency transactions	1,630

Net change in unrealized appreciation/(depreciation) on investments	(5,311,023)

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(925)

Net Gain on Investments and Foreign Currency Transactions	35,212,953

Net Increase in Net Assets Resulting From Operations	$34,834,424

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SMALL-MID CAP CORE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/26	For the Year Ended 12/31/25

Operations

Net investment income/(loss)	$(378,529)	$12,172

Net realized gain/(loss) from investments and foreign currency transactions	40,524,901	4,932,352

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(5,311,948)	(1,337,984)

Net Increase in Net Assets Resulting from Operations	34,834,424	3,606,540

Capital Share Transactions

Proceeds from sales of shares	246,955	23,669,695

Cost of shares redeemed	(35,829,001)	(51,107,068)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(35,582,046)	(27,437,373)

Net Decrease in Net Assets	(747,622)	(23,830,833)

Net Assets

Beginning of period	215,330,231	239,161,064

End of period	$214,582,609	$215,330,231

Other Information:

Shares

Sold	22,768	2,457,795

Redeemed	(3,238,119)	(5,094,719)

Net Decrease	(3,215,351)	(2,636,924)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN SMALL-MID CAP CORE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/26	$10.43	$(0.02)		$1.90	$1.88	$12.31	18.02%	(4)

Year Ended 12/31/25	10.27	0.00(5)		0.16	0.16	10.43	1.56%

Year Ended 12/31/24	9.66	0.01		0.60	0.61	10.27	6.31%

Year Ended 12/31/23	8.33	0.01		1.32	1.33	9.66	15.97%

Year Ended 12/31/22	10.09	(0.01)		(1.75)	(1.76)	8.33	(17.44)%

Period Ended 12/31/21(6)	10.00	(0.00)	(7)	0.09	0.09	10.09	0.90%	(4)

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SMALL-MID CAP CORE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income/ (Loss) to Average Net Assets(3)		Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate

$214,583	1.03%	(4)	1.03%	(4)	(0.37)%	(4)	(0.37)%	(4)	149%	(4)

215,330	1.02%		1.02%		0.01%		0.01%		72%

239,161	0.99%		1.01%		0.08%		0.06%		40%

295,409	0.93%		0.99%		0.07%		0.01%		49%

290,578	0.93%		0.97%		(0.15)%		(0.19)%		39%

385,128	0.90%	(4)	0.98%	(4)	(0.12)%	(4)	(0.20)%	(4)	59%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2021, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Rounds to $0.00 per share

(6)	Commenced operations on October 25, 2021.

(7)	Rounds to $(0.00) per share.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

June 30, 2026 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Small-Mid Cap Core VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 25, 2021. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2026, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2026 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2026, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2026, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the six months ended June 30, 2026, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/ accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.65% of the first $200 million, and 0.60% in excess of $200 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2027 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.09% of the Fund’s average daily net assets (excluding, if

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2026, the expense limitation was 1.08%.The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2026, Park Avenue did not waive any fees or pay any Fund expenses.

Park Avenue has entered into a Sub-Advisory Agreement with FIAM LLC (“FIAM”), effective May 1, 2026. Prior to this date, Allspring Global Investments LLC was sub-adviser to the Fund. FIAM is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2026, the Fund incurred distribution fees in the amount of $256,841 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity

(“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $304,442,240 and $345,430,746, respectively, for the six months ended June 30, 2026. During the six months ended June 30, 2026, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and developments, may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social or political unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 14, 2026. The Fund did not utilize the credit facility during the six months ended June 30, 2026.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that there was the following subsequent event:

On July 9, 2026, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”), which provides for the reorganization of each series (fund) of the Trust (each, a “Target Portfolio” and, collectively, the “Target Portfolios”) into corresponding series of SunAmerica Series Trust (“SAST”) or Seasons Series Trust (“SST”), as applicable, identified (each, an (“Acquiring Portfolio” and, collectively the “Acquiring Portfolios”) (each, a “Reorganization” and, collectively, the “Reorganizations”), subject to shareholder approval. Under the terms of the proposed Reorganizations, each Target Portfolio would transfer substantially all of its assets and liabilities to a corresponding Acquiring Portfolio in exchange for shares of the Acquiring Portfolio. Shares of the Acquiring Portfolio which would be distributed to shareholders of the applicable Target Portfolio, who will own Class 1 or Class 3 shares, as applicable, of the Acquiring Portfolio. Following completion of the Reorganizations, each Target Portfolio will be terminated.

Shareholders of record as of August 17, 2026 will be asked to approve the proposed Reorganizations at a special meeting of shareholders expected to be held on or about November 13, 2026. If approved and all

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

conditions to closing are satisfied or waived, the Reorganizations are expected to be completed during the fourth quarter of 2026.

The Reorganizations are not expected to be taxable events to contract owners of the variable insurance products investing in the Funds.

Target Portfolio	Acquiring Portfolio
Guardian Equity Income VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Value Portfolio, a series of SAST
Guardian Integrated Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian All Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Strategic Large Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Diversified Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian International Equity VIP Fund, a series of GVPT	SA BlackRock Advantage International Portfolio (formerly, SA Morgan Stanley International Equities Portfolio), a series of SAST
Guardian Balanced Allocation VIP Fund, a series of GVPT	SA Index Allocation 60/40 Portfolio, a series of SAST
Guardian Total Return Bond VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST
Guardian Core Plus Fixed Income VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST
Guardian Large Cap Fundamental Growth VIP Fund, a series of GVPT	SA MFS Large Cap Growth Portfolio, a series of SAST
Guardian Small Cap Value Diversified VIP Fund, a series of GVPT	SA Franklin Small Company Value Portfolio, a series of SAST

Target Portfolio	Acquiring Portfolio
Guardian Multi-Sector Bond VIP Fund, a series of GVPT	SA Multi-Managed Diversified Fixed Income Portfolio, a series of SST
Guardian Short Duration Bond VIP Fund, a series of GVPT	SA JPMorgan Ultra-Short Bond Portfolio, a series of SAST
Guardian Growth & Income VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian Large Cap Disciplined Value VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian International Growth VIP Fund, a series of GVPT	SA Fidelity Institutional AM International Growth Portfolio, a series of SAST
Guardian Global Utilities VIP Fund, a series of GVPT	SA Large Cap Value Index Portfolio, a series of SAST
Guardian Large Cap Disciplined Growth VIP Fund, a series of GVPT	SA Franklin Large Cap Disciplined Growth Portfolio, a newly created series of SAST
Guardian Core Fixed Income VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian U.S. Government/Credit VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian Small-Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Select Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Relative Value VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Traditional Growth VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and subadvisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 18-19, 2026 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act, of a party to the agreement (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund;

Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Value Diversified VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government/Credit VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing subadvisory agreements (the “Subadvisory Agreements”) between the Manager and the following investment advisory firms engaged to serve as subadvisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund and Guardian Small Cap Value Diversified VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund and Guardian Multi-Sector Bond VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Short Duration Bond VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund and Guardian U.S. Government/Credit VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund, Guardian Select Mid Cap Core VIP Fund and Guardian Core Fixed Income VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund and Guardian Total Return Bond VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the Meeting, (each, a “Subadviser” and collectively, the “Subadvisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement,” collectively with the Management

14

SUPPLEMENTAL INFORMATION (UNAUDITED)

Agreement and Subadvisory Agreements, the “Agreements”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Subadviser) with respect to Guardian International Equity VIP Fund, in substantially the form presented at the Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Subadviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent legal counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Subadviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Subadvisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Subadvisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Subadviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Subadvisers, monitoring the Subadvisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Subadvisers with respect to the services that the Subadvisers provide under the Subadvisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend subadvisers, and the Manager’s ability to monitor and oversee subadvisers and recommend replacement subadvisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Subadvisers on a periodic basis, follow through with additional inquiries on questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to

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SUPPLEMENTAL INFORMATION (UNAUDITED)

the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Subadvisers. The Trustees also considered, among other things, the terms of the Subadvisory Agreements and the range of investment advisory services provided by the Subadvisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Subadvisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Subadvisers.

Based upon these considerations, the Trustees concluded that the nature, extent and quality of services provided to the Funds by the Manager and each Subadviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe.

For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Subadvisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Subadviser was generally satisfactory, or, that any steps being taken by the Manager and Subadvisers intended to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Subadvisers, but noted that the Manager had negotiated the fees with the Subadvisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Subadvisers was a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2026, through April 30, 2027. Although the Board recognized that the comparisons between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their

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SUPPLEMENTAL INFORMATION (UNAUDITED)

consideration and approval of the management fees and their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the subadvisory fees paid under the Subadvisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Subadvisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Subadvisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and subadvisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Subadvisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that the management and/or subadvisory fees for some Funds included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from certain of the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than subadvisory fees, that the Subadvisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Subadvisers and their affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2025, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2026, through April 30, 2027 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the S&P 500

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Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year period and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 3-year periods and higher than the Bloomberg US Aggregate Bond Index for the 5-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year and 3-year periods and in line with the S&P 500 Index for the 5-year period.

•	The Board noted that the actual management fee was in the 1st quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 3rd quintile of its performance universe for the 3-year period, and in the 4th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year, 3-year and 5-year periods.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group and the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Growth Index for the 1-year and 5-year periods and was in line with the MSCI EAFE Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.
•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the 1-year and 3-year periods and higher than the Russell Midcap Growth Index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile of its performance

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SUPPLEMENTAL INFORMATION (UNAUDITED)

universe for the 3-year period, and in the 5th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 3-year periods and lower than the Bloomberg US Aggregate Bond Index for the 5-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 4th quintile of the expense group (but still within one basis point of median for total expenses).

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the S&P MidCap 400 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was in line with the Bloomberg US Government/Credit 1-3 Year Total Return Index for the 1-year and 3-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Value Diversified VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile of its performance universe for the 5-year period.
•	The Board noted that the Fund’s performance was lower than the Russell 2000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board approved a new Subadviser effective during 2026.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and the actual management fee and the total expenses were in the 3rd quintile of the expense group.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian U.S. Government/Credit VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 3rd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Intermediate Government/Credit Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 4th quintile of the expense group (but still within one basis point of median for total expenses).

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

Approval of Amended Fee Schedule for Guardian Small-Mid Cap Core VIP Fund

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and subadvisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement (“Independent Trustees”) at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board” or “Trustees”) of Guardian Variable Products Trust (the “Trust”) held on March 18-19, 2026, the Trustees considered a proposed subadvisory agreement (the “Agreement”) between Park Avenue Institutional Advisers LLC (the “Manager”) and FIAM LLC (“FIAM” ) pursuant to which FIAM would serve as subadviser to the Guardian Small-Mid Cap Core VIP Fund (the “Fund”). The Board, including the Independent Trustees voting separately, unanimously approved the Agreement for an initial term of two years. The Trustees also considered and approved changes to the Fund’s principal investment strategies to reflect FIAM’s investment processes.

The Board is responsible for overseeing the management of the Fund. In determining whether to approve the Agreement, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the March 18-19, 2026 meeting and a meeting of the Board held on March 5, 2026, the Trustees received materials and information designed to assist their consideration of the Agreement. At its March 5, 2026 Board meeting, the Trustees received a presentation from the proposed FIAM portfolio manager regarding the services to be rendered to the Fund. The Manager also discussed proposed changes to the Fund’s principal investment strategies to reflect FIAM’s investment processes. The Trustees received written responses from FIAM to a series of questions and requests for information covering a wide variety of topics provided by independent legal counsel on behalf of the Independent Trustees. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreement and the process and criteria used by the Manager to identify and select FIAM.

During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreement in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager and FIAM.

In reaching its decisions to approve the Agreement, the Trustees took into account the materials and information described above, as well as other materials and information provided to the Trustees and discussed with and among the Trustees. Individual Trustees may have given different weight to different factors and information with respect to the Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreement. The discussion below is intended to summarize the broad factors that figured prominently in the Trustees’ decision to approve the Agreement rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the

21

SUPPLEMENTAL INFORMATION (UNAUDITED)

services to be provided to the Fund by FIAM; (ii) the investment performance of accounts managed by FIAM with strategies similar to the Fund; (iii) the fees to be charged and estimated profitability; (iv) the extent to which economies of scale may in the future exist for the Fund, and the extent to which the Fund may benefit from future economies of scale; and (v) any other benefits anticipated to be derived by FIAM (or its affiliates) from its relationship with the Fund.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services to be provided to the Fund by FIAM. The Trustees also considered, among other things, the terms of the Agreement and the range of investment advisory services to be provided by FIAM under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, FIAM’s investment philosophy, style and process and approach to managing risk. The Trustees also considered information regarding accounts managed by FIAM with similar strategies as the Fund, including performance and portfolio characteristics. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professional that would serve as portfolio manager for the Fund, and the Trustees received a presentation from that investment professional. The Trustees also received and evaluated information regarding the capabilities and resources of FIAM.

The Trustees noted that FIAM already serves as subadviser to other funds of the Trust, and they considered the experience with FIAM and the information provided by FIAM in connection with the annual review of the sub-advisory agreements for those funds at the March 18-19, 2026 meeting and throughout the year. The Trustees considered that FIAM’s compliance programs had been reviewed by the Funds’ Chief Compliance Officer and that he determined FIAM’s program to be reasonably designed to prevent violation of the federal securities laws by the funds. The Trustees also considered the information provided by management regarding the personnel, potential benefits and risks, philosophy, and investment processes of FIAM. The Trustees further considered the presentation by FIAM to the Board.

Based upon these considerations, the Trustees concluded that the nature, extent and quality of services to be provided to the Fund by FIAM were appropriate.

Investment Performance

The Trustees considered FIAM’s performance history with respect to similarly-managed accounts. While there was no historical FIAM performance information with respect to the Fund for review, the Board noted that it would have an opportunity to review such information in connection with future annual reviews of the Agreement.

Costs and Profitability

The Trustees considered the proposed subadvisory fees to be paid under the Agreement and evaluated the reasonableness of those fees. The Trustees noted that the proposed subadvisory fee rate was the same as the effective fee rate for the previous subadvisory agreement based on asset levels during 2025. The Trustees considered information regarding the fees charged to accounts managed by FIAM with similar strategies as those to be employed by FIAM for the Fund. The Trustees also considered that the fees to be paid to FIAM would be paid by the Manager and that the profitability of the Manager was not expected to change. The Trustees considered that the Manager had negotiated the fees with FIAM at arm’s-length.

The Trustees did not request projected profitability information from FIAM because the Manager, not the Fund, would be responsible for payment of the FIAM fees and the Manager had negotiated the fees with FIAM at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Trustees concluded that the proposed subadvisory fees were reasonable in light of the nature, extent and quality of services expected to be rendered to the Fund by FIAM.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Fund. The Trustees concluded that they were satisfied with the extent to which economies of scale would be shared for the benefit of shareholders based on current and anticipated asset levels. The Trustees noted that they would be able to revisit potential economies of scale in connection with future reviews of the Agreement or earlier, if appropriate.

Ancillary Benefits

The Trustees considered the potential benefits, other than the subadvisory fee, that FIAM and its affiliates may receive because of FIAM’s relationships with the Fund.

22

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Trustees concluded that the benefits that may accrue to FIAM and its affiliates were consistent with those expected for a subadviser to a mutual fund such as the Fund.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreement.

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25

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB11409

Guardian Variable

Products Trust

2026

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2026

Guardian Strategic Large Cap Core VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Strategic Large Cap Core VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2026. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

June 30, 2026 (unaudited)	Shares	Value
Common Stocks – 98.7%

Aerospace & Defense – 2.8%

BAE Systems PLC, ADR	22,710	$2,224,445

L3Harris Technologies, Inc.	9,777	2,841,098

		5,065,543
Banks – 4.2%

Bank of America Corp.	63,343	3,609,284

JPMorgan Chase & Co.	8,971	2,936,478

M&T Bank Corp.	4,325	1,029,393

		7,575,155
Beverages – 1.5%

Coca-Cola Co.	13,767	1,118,844

Monster Beverage Corp.(1)	16,515	1,587,422

		2,706,266
Biotechnology – 3.6%

AbbVie, Inc.	12,446	3,131,912

Gilead Sciences, Inc.	25,851	3,266,015

		6,397,927
Broadline Retail – 3.4%

Amazon.com, Inc.(1)	25,449	6,065,515

		6,065,515
Building Products – 1.0%

Trane Technologies PLC	3,763	1,848,235

		1,848,235
Capital Markets – 1.9%

Cboe Global Markets, Inc.	6,057	1,469,852

S&P Global, Inc.	4,839	1,970,731

		3,440,583
Communications Equipment – 3.8%

Cisco Systems, Inc.	41,569	4,882,695

Motorola Solutions, Inc.	4,861	2,018,724

		6,901,419
Construction & Engineering – 0.6%

Stantec, Inc.	15,414	1,062,179

		1,062,179
Consumer Staples Distribution & Retail – 0.7%

U.S. Foods Holding Corp.(1)	11,380	1,163,605

		1,163,605
Diversified Consumer Services – 0.3%

ADT, Inc.	80,559	523,633

		523,633
Electric Utilities – 3.1%

American Electric Power Co., Inc.	24,298	3,324,210

NextEra Energy, Inc.	26,103	2,291,060

		5,615,270
Electrical Equipment – 0.9%

Eaton Corp. PLC	3,906	1,664,425

		1,664,425
Electronic Equipment, Instruments & Components – 0.5%

Keysight Technologies, Inc.(1)	2,470	864,673

		864,673

June 30, 2026 (unaudited)	Shares	Value
Entertainment – 1.3%

Netflix, Inc.(1)	14,210	$1,014,594

Spotify Technology SA(1)	2,746	1,260,771

		2,275,365
Financial Services – 4.2%

Mastercard, Inc., Class A	6,751	3,467,314

Visa, Inc., Class A	11,703	4,015,182

		7,482,496
Health Care Equipment & Supplies – 0.9%

Medtronic PLC	20,704	1,619,674

		1,619,674
Health Care Providers & Services – 2.5%

McKesson Corp.	3,861	2,917,372

UnitedHealth Group, Inc.	4,016	1,669,170

		4,586,542
Hotels, Restaurants & Leisure – 2.7%

Compass Group PLC, ADR	58,279	1,896,981

InterContinental Hotels Group PLC, ADR	6,190	1,071,613

Yum! Brands, Inc.	12,246	1,957,646

		4,926,240
Household Products – 2.1%

Colgate-Palmolive Co.	26,109	2,393,673

Procter & Gamble Co.	10,042	1,472,559

		3,866,232
Insurance – 3.7%

Everest Group Ltd.	1,946	695,170

Hanover Insurance Group, Inc.	2,390	511,747

Marsh & McLennan Cos., Inc.	7,739	1,289,859

Reinsurance Group of America, Inc.	2,637	560,758

Travelers Cos., Inc.	7,735	2,553,478

Willis Towers Watson PLC	4,011	1,048,355

		6,659,367
Interactive Media & Services – 7.5%

Alphabet, Inc., Class C	33,767	11,930,894

Meta Platforms, Inc., Class A	2,718	1,531,022

		13,461,916
Life Sciences Tools & Services – 0.6%

Thermo Fisher Scientific, Inc.	2,057	1,031,297

		1,031,297
Multi-Utilities – 1.5%

Ameren Corp.	23,480	2,654,179

		2,654,179
Office REITs – 0.5%

COPT Defense Properties	24,525	892,465

		892,465
Oil, Gas & Consumable Fuels – 2.3%

Exxon Mobil Corp.	12,845	1,756,168

Shell PLC, ADR	30,417	2,358,534

		4,114,702

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

June 30, 2026 (unaudited)	Shares	Value
Pharmaceuticals – 4.0%

Eli Lilly & Co.	2,791	$3,347,609

Merck & Co., Inc.	30,573	3,928,631

		7,276,240
Professional Services – 1.9%

Automatic Data Processing, Inc.	5,222	1,169,467

Experian PLC, ADR	36,166	1,211,561

RELX PLC, ADR	35,380	1,120,484

		3,501,512
Semiconductors & Semiconductor Equipment – 17.8%

Analog Devices, Inc.	7,791	3,094,352

ASML Holding NV	1,428	2,840,920

Broadcom, Inc.	21,716	8,203,219

KLA Corp.	10,210	3,080,459

NVIDIA Corp.	53,038	10,612,374

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,841	4,222,196

		32,053,520

Software – 6.0%

Intuit, Inc.	2,523	658,503

Microsoft Corp.	24,202	9,027,830

ServiceNow, Inc.(1)	11,669	1,158,498

		10,844,831

Specialized REITs – 1.1%

Digital Realty Trust, Inc.	7,943	1,426,404

Extra Space Storage, Inc.	4,125	599,362

		2,025,766

Specialty Retail – 2.1%

AutoZone, Inc.(1)	559	1,786,531

O’Reilly Automotive, Inc.(1)	8,725	803,485

June 30, 2026 (unaudited)	Shares	Value

Specialty Retail (continued)

Ulta Beauty, Inc.(1)	2,683	$1,209,979

		3,799,995

Technology Hardware, Storage & Peripherals – 6.2%

Apple, Inc.	38,838	11,238,164

		11,238,164

Tobacco – 1.5%

Philip Morris International, Inc.	15,059	2,724,324

		2,724,324

Total Common Stocks (Cost $127,984,547)		177,929,255

	Principal Amount	Value
Repurchase Agreements – 0.2%

Fixed Income Clearing Corp., 1.06%, dated 6/30/2026, proceeds at maturity value of $387,380, due 7/1/2026(2)	$387,369	387,369

Total Repurchase Agreements (Cost $387,369)		387,369

Total Investments – 98.9% (Cost $128,371,916)		178,316,624

Assets in excess of other liabilities – 1.1%		1,941,827

Total Net Assets – 100.0%		$180,258,451

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.00%	12/15/2027	$395,200	$395,283

Legend:

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$177,929,255	$—	$—	$177,929,255
Repurchase Agreements	—	387,369	—	387,369
Total	$177,929,255	$387,369	$—	$178,316,624

2	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

Statement of Assets and Liabilities As of June 30, 2026 (unaudited)
Assets

Investments, at value	$178,316,624

Receivable for investments sold	2,087,853

Dividends/interest receivable	149,012

Foreign tax reclaims receivable	26,117

Receivable for fund shares subscribed	8,205

Reimbursement receivable from adviser	4,992

Prepaid expenses	3,734

Total Assets	180,596,537

Liabilities

Payable for fund shares redeemed	151,830

Investment advisory fees payable	81,999

Distribution fees payable	37,272

Accrued administrative fees	20,070

Accrued audit fees	14,834

Accrued custodian and accounting fees	14,100

Accrued legal fees	7,902

Accrued transfer agent fees	7,887

Accrued trustees’ and officers’ fees	1,157

Due to custodian	103

Accrued expenses and other liabilities	932

Total Liabilities	338,086

Total Net Assets	$180,258,451

Net Assets Consist of:

Paid-in capital	$88,461,446

Distributable earnings	91,797,005

Total Net Assets	$180,258,451

Investments, at Cost	$128,371,916

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	11,876,594

Net Asset Value Per Share	$15.18

Statement of Operations For the Six Months Ended June 30, 2026 (unaudited)
Investment Income

Dividends	$1,251,712

Interest	10,791

Withholding taxes on foreign dividends	(4,840)

Total Investment Income	1,257,663

Expenses

Investment advisory fees	507,930

Distribution fees	230,877

Professional fees	35,422

Trustees’ and officers’ fees	31,874

Administrative fees	24,408

Custodian and accounting fees	17,285

Transfer agent fees	10,552

Shareholder reports	3,139

Other expenses	6,384

Total Expenses	867,871

Less: Fees waived	(9,622)

Total Expenses, Net	858,249

Net Investment Income/(Loss)	399,414

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	3,543,407

Net realized gain/(loss) from foreign currency transactions	6

Net change in unrealized appreciation/(depreciation) on investments	(891,698)

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	6

Net Gain on Investments and Foreign Currency Transactions	2,651,721

Net Increase in Net Assets Resulting From Operations	$3,051,135

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/26	For the Year Ended 12/31/25

Operations

Net investment income/(loss)	$399,414	$850,559

Net realized gain/(loss) from investments and foreign currency transactions	3,543,413	22,160,535

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(891,692)	(1,361,981)

Net Increase in Net Assets Resulting from Operations	3,051,135	21,649,113

Capital Share Transactions

Proceeds from sales of shares	6,323,468	11,944,002

Cost of shares redeemed	(21,649,598)	(52,901,228)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(15,326,130)	(40,957,226)

Net Decrease in Net Assets	(12,274,995)	(19,308,113)

Net Assets

Beginning of period	192,533,446	211,841,559

End of period	$180,258,451	$192,533,446

Other Information:

Shares

Sold	424,759	804,060

Redeemed	(1,453,670)	(3,761,587)

Net Decrease	(1,028,911)	(2,957,527)

4	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

5

FINANCIAL INFORMATION — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/26	$14.92	$0.03	$0.23	$0.26	$15.18	1.74%	(4)

Year Ended 12/31/25	13.35	0.06	1.51	1.57	14.92	11.76%

Year Ended 12/31/24	11.15	0.07	2.13	2.20	13.35	19.73%

Year Ended 12/31/23	9.28	0.08	1.79	1.87	11.15	20.15%

Year Ended 12/31/22	10.32	0.08	(1.12)	(1.04)	9.28	(10.08)%

Period Ended 12/31/21(5)	10.00	0.01	0.31	0.32	10.32	3.20%	(4)

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$180,258	0.93%	(4)	0.94%	(4)	0.43%	(4)	0.42%	(4)	17%	(4)

192,533	0.92%		0.93%		0.43%		0.42%		43%

211,842	0.89%		0.92%		0.60%		0.57%		33%

251,878	0.84%		0.90%		0.78%		0.72%		38%

270,461	0.84%		0.87%		0.80%		0.77%		45%

372,001	0.81%	(4)	0.89%	(4)	0.82%	(4)	0.74%	(4)	80%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2021, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on October 25, 2021.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

June 30, 2026 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Strategic Large Cap Core VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 25, 2021. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2026, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2026 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2026, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2026, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the six months ended June 30, 2026, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/ accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.55% of the first $200 million, and 0.50% in excess of $200 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2027 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.91% of the Fund’s average daily net assets (excluding, if

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2026, the expense limitation was 0.94%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2026, Park Avenue waived fees and/or paid Fund expenses in the amount of $9,622.

Park Avenue has entered into a Sub-Advisory Agreement with AllianceBernstein L.P. (“AllianceBernstein”). AllianceBernstein is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2026, the Fund incurred distribution fees in the amount of $230,877 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $30,679,345 and $46,498,600, respectively, for the six months ended June 30, 2026. During the six months ended June 30, 2026, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and developments, may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social or political unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 14, 2026. The

Fund did not utilize the credit facility during the six months ended June 30, 2026.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that there was the following subsequent event:

On July 9, 2026, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”), which provides for the reorganization of each series (fund) of the Trust (each, a “Target Portfolio” and, collectively, the “Target Portfolios”) into corresponding series of SunAmerica Series Trust (“SAST”) or Seasons Series Trust (“SST”), as applicable, identified (each, an (“Acquiring Portfolio” and, collectively the “Acquiring Portfolios”) (each, a “Reorganization” and, collectively, the “Reorganizations”), subject to shareholder approval. Under the terms of the proposed Reorganizations, each Target Portfolio would transfer substantially all of its assets and liabilities to a corresponding Acquiring Portfolio in exchange for shares of the Acquiring Portfolio. Shares of the Acquiring Portfolio which would be distributed to shareholders of the applicable Target Portfolio, who will own Class 1 or Class 3 shares, as applicable, of the Acquiring Portfolio. Following completion of the Reorganizations, each Target Portfolio will be terminated.

Shareholders of record as of August 17, 2026 will be asked to approve the proposed Reorganizations at a special meeting of shareholders expected to be held on or about November 13, 2026. If approved and all conditions to closing are satisfied or waived, the Reorganizations are expected to be completed during the fourth quarter of 2026.

The Reorganizations are not expected to be taxable events to contract owners of the variable insurance products investing in the Funds.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

Target Portfolio	Acquiring Portfolio
Guardian Equity Income VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Value Portfolio, a series of SAST
Guardian Integrated Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian All Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Strategic Large Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Diversified Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian International Equity VIP Fund, a series of GVPT	SA BlackRock Advantage International Portfolio (formerly, SA Morgan Stanley International Equities Portfolio), a series of SAST
Guardian Balanced Allocation VIP Fund, a series of GVPT	SA Index Allocation 60/40 Portfolio, a series of SAST
Guardian Total Return Bond VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST
Guardian Core Plus Fixed Income VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST
Guardian Large Cap Fundamental Growth VIP Fund, a series of GVPT	SA MFS Large Cap Growth Portfolio, a series of SAST
Guardian Small Cap Value Diversified VIP Fund, a series of GVPT	SA Franklin Small Company Value Portfolio, a series of SAST
Guardian Multi-Sector Bond VIP Fund, a series of GVPT	SA Multi-Managed Diversified Fixed Income Portfolio, a series of SST

Target Portfolio	Acquiring Portfolio
Guardian Short Duration Bond VIP Fund, a series of GVPT	SA JPMorgan Ultra-Short Bond Portfolio, a series of SAST
Guardian Growth & Income VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian Large Cap Disciplined Value VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian International Growth VIP Fund, a series of GVPT	SA Fidelity Institutional AM International Growth Portfolio, a series of SAST
Guardian Global Utilities VIP Fund, a series of GVPT	SA Large Cap Value Index Portfolio, a series of SAST
Guardian Large Cap Disciplined Growth VIP Fund, a series of GVPT	SA Franklin Large Cap Disciplined Growth Portfolio, a newly created series of SAST
Guardian Core Fixed Income VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian U.S. Government/Credit VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian Small-Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Select Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Relative Value VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Traditional Growth VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and subadvisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 18-19, 2026 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act, of a party to the agreement (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund;

Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Value Diversified VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government/Credit VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing subadvisory agreements (the “Subadvisory Agreements”) between the Manager and the following investment advisory firms engaged to serve as subadvisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund and Guardian Small Cap Value Diversified VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund and Guardian Multi-Sector Bond VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Short Duration Bond VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund and Guardian U.S. Government/Credit VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund, Guardian Select Mid Cap Core VIP Fund and Guardian Core Fixed Income VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund and Guardian Total Return Bond VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the Meeting, (each, a “Subadviser” and collectively, the “Subadvisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory

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Agreement,” collectively with the Management Agreement and Subadvisory Agreements, the “Agreements”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Subadviser) with respect to Guardian International Equity VIP Fund, in substantially the form presented at the Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Subadviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent legal counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Subadviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Subadvisers; (ii) the investment performance of each

Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Subadvisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Subadviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Subadvisers, monitoring the Subadvisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Subadvisers with respect to the services that the Subadvisers provide under the Subadvisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend subadvisers, and the Manager’s ability to monitor and oversee subadvisers and recommend replacement subadvisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Subadvisers on a periodic basis, follow through with additional inquiries on questions or concerns that arise during the meetings and, as

15

necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Subadvisers. The Trustees also considered, among other things, the terms of the Subadvisory Agreements and the range of investment advisory services provided by the Subadvisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Subadvisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Subadvisers.

Based upon these considerations, the Trustees concluded that the nature, extent and quality of services provided to the Funds by the Manager and each Subadviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each

Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Subadvisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Subadviser was generally satisfactory, or, that any steps being taken by the Manager and Subadvisers intended to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Subadvisers, but noted that the Manager had negotiated the fees with the Subadvisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Subadvisers was a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2026, through April 30, 2027. Although the Board recognized that the comparisons between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their

16

consideration and approval of the management fees and their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the subadvisory fees paid under the Subadvisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Subadvisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Subadvisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and subadvisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Subadvisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that the management and/or subadvisory fees for some Funds included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from certain of the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than subadvisory fees, that the Subadvisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Subadvisers and their affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2025, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2026, through April 30, 2027 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

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•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the S&P 500 Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year period and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 3-year periods and higher than the Bloomberg US Aggregate Bond Index for the 5-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year and 3-year periods and in line with the S&P 500 Index for the 5-year period.
•	The Board noted that the actual management fee was in the 1st quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 3rd quintile of its performance universe for the 3-year period, and in the 4th quintile of its performance universe for the 5-year period.

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•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group and the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Growth Index for the 1-year and 5-year periods and was in line with the MSCI EAFE Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year and 5-year periods.
•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the 1-year and 3-year periods and higher than the Russell Midcap Growth Index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

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Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for the 3-year period, and in the 5th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 3-year periods and lower than the Bloomberg US Aggregate Bond Index for the 5-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 4th quintile of the expense group (but still within one basis point of median for total expenses).

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the S&P MidCap 400 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was in line with the Bloomberg US Government/Credit 1-3 Year Total Return Index for the 1-year and 3-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Value Diversified VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 2000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board approved a new Subadviser effective during 2026.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

20

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and the actual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian U.S. Government/Credit VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 3rd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.
•	The Board noted that the Fund’s performance was lower than the Bloomberg US Intermediate Government/Credit Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 4th quintile of the expense group (but still within one basis point of median for total expenses).

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

21

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB11410

Guardian Variable

Products Trust

2026

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2026

Guardian Integrated Research VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Integrated Research VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2026. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

June 30, 2026 (unaudited)	Shares	Value
Common Stocks – 99.8%

Aerospace & Defense – 4.5%

Boeing Co.(1)	9,409	$2,036,766

FTAI Aviation Ltd.	5,382	1,455,993

General Electric Co.	8,853	3,308,632

L3Harris Technologies, Inc.	5,390	1,566,280

RTX Corp.	12,103	2,296,302

		10,663,973
Automobiles – 0.5%

Tesla, Inc.(1)	2,723	1,145,294

		1,145,294
Banks – 4.0%

Fifth Third Bancorp	31,909	1,798,711

JPMorgan Chase & Co.	14,601	4,779,345

Wells Fargo & Co.	34,680	2,865,955

		9,444,011
Beverages – 0.6%

Monster Beverage Corp.(1)	15,447	1,484,766

		1,484,766
Biotechnology – 1.8%

Gilead Sciences, Inc.	16,138	2,038,875

Vertex Pharmaceuticals, Inc.(1)	4,218	2,095,207

		4,134,082
Broadline Retail – 4.5%

Amazon.com, Inc.(1)	44,688	10,650,938

		10,650,938
Building Products – 0.7%

Johnson Controls International PLC	10,578	1,545,552

		1,545,552
Capital Markets – 3.2%

Goldman Sachs Group, Inc.	2,462	2,489,993

Intercontinental Exchange, Inc.	14,191	1,747,054

KKR & Co., Inc.	13,988	1,283,819

Nasdaq, Inc.	24,478	1,929,356

		7,450,222
Chemicals – 2.0%

Linde PLC	4,159	2,158,272

Sherwin-Williams Co.	7,147	2,460,855

		4,619,127
Communications Equipment – 0.5%

Cisco Systems, Inc.	9,574	1,124,562

		1,124,562
Consumer Staples Distribution & Retail – 2.7%

BJ’s Wholesale Club Holdings, Inc.(1)	21,978	1,916,921

Casey’s General Stores, Inc.	1,340	1,065,018

Walmart, Inc.	29,241	3,311,836

		6,293,775
Distributors – 0.3%

Pool Corp.	3,701	795,345

		795,345

June 30, 2026 (unaudited)	Shares	Value
Diversified Telecommunication Services – 0.5%

Space Exploration Technologies Corp., Class A(1)	7,265	$1,241,298

		1,241,298
Electrical Equipment – 1.3%

Eaton Corp. PLC	5,383	2,293,804

GE Vernova, Inc.	698	820,052

		3,113,856
Electronic Equipment, Instruments & Components – 2.4%

Corning, Inc.	14,805	3,781,641

Flex Ltd.(1)	6,187	1,002,727

Keysight Technologies, Inc.(1)	2,630	920,684

		5,705,052
Entertainment – 1.6%

Liberty Media Corp.-Liberty Formula One, Class C(1)	12,572	1,196,100

Netflix, Inc.(1)	37,066	2,646,513

		3,842,613
Financial Services – 1.6%

Mastercard, Inc., Class A	7,474	3,838,646

		3,838,646
Gas Utilities – 0.6%

Atmos Energy Corp.	8,038	1,384,706

		1,384,706
Health Care Equipment & Supplies – 0.8%

Edwards Lifesciences Corp.(1)	21,092	1,907,982

		1,907,982
Health Care Providers & Services – 0.5%

HCA Healthcare, Inc.	3,105	1,210,608

		1,210,608
Health Care REITs – 1.2%

Welltower, Inc.	12,427	2,820,556

		2,820,556
Health Care Technology – 0.5%

Veeva Systems, Inc., Class A(1)	6,401	1,135,986

		1,135,986
Hotels, Restaurants & Leisure – 0.8%

Marriott International, Inc., Class A	5,104	1,891,491

		1,891,491
Insurance – 1.8%

Arthur J Gallagher & Co.	9,285	2,131,557

Chubb Ltd.	6,390	2,177,329

		4,308,886
Interactive Media & Services – 9.2%

Alphabet, Inc., Class A	44,454	15,886,525

Meta Platforms, Inc., Class A	10,304	5,804,140

		21,690,665
Machinery – 2.7%

Cummins, Inc.	3,013	2,148,902

ITT, Inc.	9,557	1,889,992

Parker-Hannifin Corp.	2,228	2,179,251

		6,218,145

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

June 30, 2026 (unaudited)	Shares	Value
Media – 0.4%

EchoStar Corp., Class A(1)	8,951	$908,527

		908,527
Multi-Utilities – 1.3%

Dominion Energy, Inc.	16,793	1,146,794

WEC Energy Group, Inc.	15,458	1,805,031

		2,951,825
Oil, Gas & Consumable Fuels – 3.0%

Diamondback Energy, Inc.	9,784	1,719,832

EOG Resources, Inc.	7,191	932,888

Exxon Mobil Corp.	3,356	458,832

Phillips 66	4,062	686,681

Targa Resources Corp.	5,900	1,582,026

Williams Cos., Inc.	21,037	1,563,891

		6,944,150
Pharmaceuticals – 3.7%

Eli Lilly & Co.	4,577	5,489,791

Merck & Co., Inc.	25,130	3,229,205

		8,718,996
Semiconductors & Semiconductor Equipment – 21.3%

Advanced Micro Devices, Inc.(1)	11,613	6,746,108

Broadcom, Inc.	21,969	8,298,790

KLA Corp.	17,816	5,375,265

Micron Technology, Inc.	5,577	6,437,475

NVIDIA Corp.	98,669	19,742,680

Texas Instruments, Inc.	11,068	3,299,039

		49,899,357
Software – 6.7%

AppLovin Corp., Class A(1)	1,176	605,911

Microsoft Corp.	32,397	12,084,729

Oracle Corp.	12,628	1,850,633

Palantir Technologies, Inc., Class A(1)	4,708	549,282

Trimble, Inc.(1)	9,837	503,458

		15,594,013
Specialty Retail – 3.1%

AutoZone, Inc.(1)	584	1,866,429

Dick’s Sporting Goods, Inc.	5,379	1,220,011

Lowe’s Cos., Inc.	11,391	2,511,602

Wayfair, Inc., Class A(1)	17,963	1,660,140

		7,258,182

June 30, 2026 (unaudited)	Shares	Value
Technology Hardware, Storage & Peripherals – 7.7%

Apple, Inc.	50,167	$14,516,323

Sandisk Corp.(1)	919	2,089,558

Seagate Technology Holdings PLC	1,476	1,424,340

		18,030,221
Tobacco – 1.1%

Philip Morris International, Inc.	13,948	2,523,333

		2,523,333
Trading Companies & Distributors – 0.7%

Ferguson Enterprises, Inc.	6,492	1,540,746

		1,540,746

Total Common Stocks (Cost $144,774,830)		234,031,487

	Principal Amount	Value
Repurchase Agreements – 0.6%

Fixed Income Clearing Corp., 1.06%, dated 6/30/2026, proceeds at maturity value of $1,498,448, due 7/1/2026(2)	$1,498,404	$1,498,404

Total Repurchase Agreements (Cost $1,498,404)		1,498,404

Total Investments – 100.4% (Cost $146,273,234)		235,529,891

Liabilities in excess of other assets – (0.4)%		(835,177)

Total Net Assets – 100.0%		$234,694,714

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.00%	12/15/2027	$1,528,400	$1,528,424

Legend:

REITs — Real Estate Investment Trusts

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$234,031,487	$—	$—	$234,031,487
Repurchase Agreements	—	1,498,404	—	1,498,404
Total	$234,031,487	$1,498,404	$—	$235,529,891

2	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTEGRATED RESEARCH VIP FUND

Statement of Assets and Liabilities As of June 30, 2026 (unaudited)
Assets

Investments, at value	$235,529,891

Receivable for investments sold	349,794

Dividends/interest receivable	72,769

Reimbursement receivable from adviser	5,701

Prepaid expenses	4,751

Total Assets	235,962,906

Liabilities

Payable for investments purchased	737,671

Payable for fund shares redeemed	313,997

Investment advisory fees payable	94,332

Distribution fees payable	48,154

Accrued administrative fees	23,680

Accrued audit fees	15,883

Accrued custodian and accounting fees	13,805

Accrued legal fees	10,075

Accrued transfer agent fees	7,476

Accrued trustees’ and officers’ fees	1,807

Due to custodian	61

Accrued expenses and other liabilities	1,251

Total Liabilities	1,268,192

Total Net Assets	$234,694,714

Net Assets Consist of:

Paid-in capital	$76,778,825

Distributable earnings	157,915,889

Total Net Assets	$234,694,714

Investments, at Cost	$146,273,234

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	6,970,069

Net Asset Value Per Share	$33.67

Statement of Operations For the Six Months Ended June 30, 2026 (unaudited)
Investment Income

Dividends	$1,059,915

Interest	2,197

Withholding taxes on foreign dividends	(857)

Total Investment Income	1,061,255

Expenses

Investment advisory fees	574,525

Distribution fees	293,663

Professional fees	40,968

Trustees’ and officers’ fees	40,448

Administrative fees	28,207

Custodian and accounting fees	19,391

Transfer agent fees	10,085

Shareholder reports	3,515

Other expenses	8,297

Total Expenses	1,019,099

Less: Fees waived	(32,391)

Total Expenses, Net	986,708

Net Investment Income/(Loss)	74,547

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	14,221,672

Net change in unrealized appreciation/(depreciation) on investments	5,702,431

Net Gain on Investments	19,924,103

Net Increase in Net Assets Resulting From Operations	$19,998,650

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN INTEGRATED RESEARCH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/26	For the Year Ended 12/31/25

Operations

Net investment income/(loss)	$74,547	$221,010

Net realized gain/(loss) from investments	14,221,672	35,006,654

Net change in unrealized appreciation/(depreciation) on investments	5,702,431	177,093

Net Increase in Net Assets Resulting from Operations	19,998,650	35,404,757

Capital Share Transactions

Proceeds from sales of shares	4,134,493	7,452,795

Cost of shares redeemed	(33,946,806)	(84,273,639)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(29,812,313)	(76,820,844)

Net Decrease in Net Assets	(9,813,663)	(41,416,087)

Net Assets

Beginning of period	244,508,377	285,924,464

End of period	$234,694,714	$244,508,377

Other Information:

Shares

Sold	132,507	287,526

Redeemed	(1,070,485)	(2,981,192)

Net Decrease	(937,978)	(2,693,666)

4	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

5

FINANCIAL INFORMATION — GUARDIAN INTEGRATED RESEARCH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/26	$30.92	$0.01	$2.74	$2.75	$33.67	8.89%	(4)

Year Ended 12/31/25	26.97	0.02	3.93	3.95	30.92	14.65%

Year Ended 12/31/24	21.43	0.05	5.49	5.54	26.97	25.85%

Year Ended 12/31/23	17.24	0.11	4.08	4.19	21.43	24.30%

Year Ended 12/31/22	21.86	0.12	(4.74)	(4.62)	17.24	(21.13)%

Year Ended 12/31/21	17.06	0.11	4.69	4.80	21.86	28.14%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTEGRATED RESEARCH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$234,695	0.84%	(4)	0.87%	(4)	0.06%	(4)	0.04%	(4)	20%	(4)

244,508	0.85%		0.86%		0.09%		0.08%		34%

285,924	0.85%		0.85%		0.22%		0.22%		30%

343,008	0.84%		0.84%		0.59%		0.59%		28%

353,901	0.84%		0.84%		0.68%		0.68%		24%

321,218	0.86%		0.91%		0.53%		0.48%		274%	(5)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers, expense limitations, and recoupments, if any.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

(5)	The Fund’s portfolio turnover rate during the year reflects higher purchase and sale activities due to significant inflow of assets into the Fund.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

June 30, 2026 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Integrated Research VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2026, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2026 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2026, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2026, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the six months ended June 30, 2026, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/ accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.50% up to $200 million, 0.43% from $200 to $300 million, and 0.40% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2027 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.84% of

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. For the six months ended June 30, 2026, Park Avenue waived fees and/or paid Fund expenses in the amount of $32,391.

Park Avenue has entered into a Sub-Advisory Agreement with Wellington Management Company LLP (“Wellington”). Wellington is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2026, the Fund incurred distribution fees in the amount of $293,663 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $46,705,846 and $76,669,141, respectively, for the six months ended June 30, 2026. During the six months ended June 30, 2026, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and developments, may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social or political unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 14, 2026. The

Fund did not utilize the credit facility during the six months ended June 30, 2026.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that there was the following subsequent event:

On July 9, 2026, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”), which provides for the reorganization of each series (fund) of the Trust (each, a “Target Portfolio” and, collectively, the “Target Portfolios”) into corresponding series of SunAmerica Series Trust (“SAST”) or Seasons Series Trust (“SST”), as applicable, identified (each, an (“Acquiring Portfolio” and, collectively the “Acquiring Portfolios”) (each, a “Reorganization” and, collectively, the “Reorganizations”), subject to shareholder approval. Under the terms of the proposed Reorganizations, each Target Portfolio would transfer substantially all of its assets and liabilities to a corresponding Acquiring Portfolio in exchange for shares of the Acquiring Portfolio. Shares of the Acquiring Portfolio which would be distributed to shareholders of the applicable Target Portfolio, who will own Class 1 or Class 3 shares, as applicable, of the Acquiring Portfolio. Following completion of the Reorganizations, each Target Portfolio will be terminated.

Shareholders of record as of August 17, 2026 will be asked to approve the proposed Reorganizations at a special meeting of shareholders expected to be held on or about November 13, 2026. If approved and all conditions to closing are satisfied or waived, the Reorganizations are expected to be completed during the fourth quarter of 2026.

The Reorganizations are not expected to be taxable events to contract owners of the variable insurance products investing in the Funds.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

Target Portfolio	Acquiring Portfolio
Guardian Equity Income VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Value Portfolio, a series of SAST
Guardian Integrated Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian All Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Strategic Large Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Diversified Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian International Equity VIP Fund, a series of GVPT	SA BlackRock Advantage International Portfolio (formerly, SA Morgan Stanley International Equities Portfolio), a series of SAST
Guardian Balanced Allocation VIP Fund, a series of GVPT	SA Index Allocation 60/40 Portfolio, a series of SAST
Guardian Total Return Bond VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST
Guardian Core Plus Fixed Income VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST
Guardian Large Cap Fundamental Growth VIP Fund, a series of GVPT	SA MFS Large Cap Growth Portfolio, a series of SAST
Guardian Small Cap Value Diversified VIP Fund, a series of GVPT	SA Franklin Small Company Value Portfolio, a series of SAST
Guardian Multi-Sector Bond VIP Fund, a series of GVPT	SA Multi-Managed Diversified Fixed Income Portfolio, a series of SST

Target Portfolio	Acquiring Portfolio
Guardian Short Duration Bond VIP Fund, a series of GVPT	SA JPMorgan Ultra-Short Bond Portfolio, a series of SAST
Guardian Growth & Income VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian Large Cap Disciplined Value VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian International Growth VIP Fund, a series of GVPT	SA Fidelity Institutional AM International Growth Portfolio, a series of SAST
Guardian Global Utilities VIP Fund, a series of GVPT	SA Large Cap Value Index Portfolio, a series of SAST
Guardian Large Cap Disciplined Growth VIP Fund, a series of GVPT	SA Franklin Large Cap Disciplined Growth Portfolio, a newly created series of SAST
Guardian Core Fixed Income VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian U.S. Government/Credit VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian Small-Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Select Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Relative Value VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Traditional Growth VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and subadvisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 18-19, 2026 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act, of a party to the agreement (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund;

Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Value Diversified VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government/Credit VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing subadvisory agreements (the “Subadvisory Agreements”) between the Manager and the following investment advisory firms engaged to serve as subadvisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund and Guardian Small Cap Value Diversified VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund and Guardian Multi-Sector Bond VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Short Duration Bond VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund and Guardian U.S. Government/Credit VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund, Guardian Select Mid Cap Core VIP Fund and Guardian Core Fixed Income VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund and Guardian Total Return Bond VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the Meeting, (each, a “Subadviser” and collectively, the “Subadvisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory

14

Agreement,” collectively with the Management Agreement and Subadvisory Agreements, the “Agreements”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Subadviser) with respect to Guardian International Equity VIP Fund, in substantially the form presented at the Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Subadviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent legal counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Subadviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Subadvisers; (ii) the investment performance of each

Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Subadvisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Subadviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Subadvisers, monitoring the Subadvisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Subadvisers with respect to the services that the Subadvisers provide under the Subadvisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend subadvisers, and the Manager’s ability to monitor and oversee subadvisers and recommend replacement subadvisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Subadvisers on a periodic basis, follow through with additional inquiries on questions or concerns that arise during the meetings and, as

15

necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Subadvisers. The Trustees also considered, among other things, the terms of the Subadvisory Agreements and the range of investment advisory services provided by the Subadvisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Subadvisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Subadvisers.

Based upon these considerations, the Trustees concluded that the nature, extent and quality of services provided to the Funds by the Manager and each Subadviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each

Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Subadvisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Subadviser was generally satisfactory, or, that any steps being taken by the Manager and Subadvisers intended to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Subadvisers, but noted that the Manager had negotiated the fees with the Subadvisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Subadvisers was a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2026, through April 30, 2027. Although the Board recognized that the comparisons between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that

16

the comparative information supported their consideration and approval of the management fees and their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the subadvisory fees paid under the Subadvisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Subadvisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Subadvisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and subadvisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Subadvisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that the management and/or subadvisory fees for some Funds included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from certain of the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the

1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than subadvisory fees, that the Subadvisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Subadvisers and their affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2025, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2026, through April 30, 2027 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

17

•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the S&P 500 Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year period and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 3-year periods and higher than the Bloomberg US Aggregate Bond Index for the 5-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year and 3-year periods and in line with the S&P 500 Index for the 5-year period.
•	The Board noted that the actual management fee was in the 1st quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 3rd quintile of its performance universe for the 3-year period, and in the 4th quintile of its performance universe for the 5-year period.

18

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group and the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Growth Index for the 1-year and 5-year periods and was in line with the MSCI EAFE Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year and 5-year periods.
•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the 1-year and 3-year periods and higher than the Russell Midcap Growth Index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

19

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for the 3-year period, and in the 5th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 3-year periods and lower than the Bloomberg US Aggregate Bond Index for the 5-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 4th quintile of the expense group (but still within one basis point of median for total expenses).

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the S&P MidCap 400 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was in line with the Bloomberg US Government/Credit 1-3 Year Total Return Index for the 1-year and 3-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Value Diversified VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 2000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board approved a new Subadviser effective during 2026.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

20

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and the actual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian U.S. Government/Credit VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 3rd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.
•	The Board noted that the Fund’s performance was lower than the Bloomberg US Intermediate Government/Credit Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 4th quintile of the expense group (but still within one basis point of median for total expenses).

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

21

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8170

Guardian Variable

Products Trust

2026

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2026

Guardian International Equity VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian International Equity VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2026. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

June 30, 2026 (unaudited)	Shares	Value
Common Stocks – 99.4%
Australia – 1.1%

Rio Tinto Ltd.	17,462	$2,079,282

		2,079,282
Austria – 1.2%

Erste Group Bank AG	17,378	2,328,186

		2,328,186
Belgium – 0.8%

UCB SA	5,044	1,510,336

		1,510,336
Canada – 1.5%

Nutrien Ltd.	21,066	1,327,162

Toronto-Dominion Bank	13,454	1,635,824

		2,962,986
China – 0.8%

Contemporary Amperex Technology Co. Ltd., Class A	17,700	1,029,077

Tencent Music Entertainment Group, ADR	69,056	576,617

		1,605,694
Denmark – 1.5%

Pandora AS	8,154	940,377

Vestas Wind Systems AS	70,117	1,981,072

		2,921,449
France – 7.6%

Legrand SA	16,517	2,787,933

LVMH Moet Hennessy Louis Vuitton SE	6,044	3,346,978

Safran SA	7,862	3,108,338

Schneider Electric SE	10,141	3,327,096

TotalEnergies SE	24,932	1,936,737

		14,507,082
Germany – 8.0%

Allianz SE	6,175	2,922,275

Bayer AG	21,157	1,169,645

Bayerische Motoren Werke AG	18,739	1,226,277

Beiersdorf AG	19,975	1,719,457

Infineon Technologies AG	30,945	2,888,918

SAP SE	17,278	2,645,999

Siemens AG	8,420	2,705,601

		15,278,172
Hong Kong – 2.4%

AIA Group Ltd.	243,000	2,228,784

BOC Hong Kong Holdings Ltd.	229,000	1,242,006

Techtronic Industries Co. Ltd.	73,000	1,218,708

		4,689,498
India – 0.5%

HDFC Bank Ltd., ADR	38,563	996,082

		996,082

June 30, 2026 (unaudited)	Shares	Value
Indonesia – 0.3%

Bank Central Asia Tbk. PT	1,500,300	$467,238

		467,238
Ireland – 1.0%

Kingspan Group PLC	20,655	1,889,267

		1,889,267
Israel – 1.1%

Teva Pharmaceutical Industries Ltd., ADR(1)	60,552	2,051,502

		2,051,502
Italy – 2.0%

FinecoBank Banca Fineco SpA	82,965	2,081,415

Intesa Sanpaolo SpA	268,089	1,836,409

		3,917,824

Japan – 21.7%

Advantest Corp.	7,700	1,565,223

Daikin Industries Ltd.	13,900	2,111,400

Fast Retailing Co. Ltd.	3,300	1,687,709

FUJIFILM Holdings Corp.	55,600	1,195,867

Hitachi Ltd.	76,700	2,131,458

Hoya Corp.	9,700	1,564,304

ITOCHU Corp.	157,500	1,811,029

Japan Exchange Group, Inc.	139,900	1,763,166

KDDI Corp.	99,300	1,675,083

Keyence Corp.	3,600	1,813,777

Mitsubishi Electric Corp.	65,800	2,412,962

Mitsubishi Estate Co. Ltd.	53,300	1,356,589

Mitsubishi UFJ Financial Group, Inc.	246,300	4,886,123

MS&AD Insurance Group Holdings, Inc.	101,000	2,637,826

Recruit Holdings Co. Ltd.	50,300	3,501,355

Shimano, Inc.	7,500	801,016

SMC Corp.	3,800	1,690,875

SoftBank Group Corp.	44,500	1,669,534

Sony Group Corp.	99,800	2,001,253

Terumo Corp.	110,500	1,520,519

Toyota Motor Corp.	113,600	1,905,102

		41,702,170
Luxembourg – 0.8%

Spotify Technology SA(1)	3,365	1,544,972

		1,544,972
Netherlands – 6.9%

ASM International NV	1,721	1,970,036

ASML Holding NV	4,350	8,627,102

Heineken NV	31,127	2,618,120

		13,215,258
Norway – 1.4%

DNB Bank ASA	87,368	2,598,746

		2,598,746

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

June 30, 2026 (unaudited)	Shares	Value
Portugal – 0.7%

Jeronimo Martins SGPS SA	69,550	$1,332,207

		1,332,207
Republic of Korea – 0.9%

Samsung Electronics Co. Ltd.	7,870	1,720,516

		1,720,516
Singapore – 1.3%

Sea Ltd., ADR(1)	11,813	1,132,040

Singapore Telecommunications Ltd.	371,400	1,272,667

		2,404,707
Spain – 5.3%

Banco Bilbao Vizcaya Argentaria SA	125,386	3,145,438

Bankinter SA	87,750	1,472,274

Iberdrola SA	120,692	3,012,267

Industria de Diseno Textil SA	40,875	2,576,116

		10,206,095
Sweden – 1.4%

Svenska Handelsbanken AB, Class A	90,719	1,334,895

Volvo AB, Class B	40,532	1,377,971

		2,712,866
Switzerland – 8.3%

Alcon AG	24,213	1,637,245

Chocoladefabriken Lindt & Spruengli AG	179	2,082,653

Cie Financiere Richemont SA, Class A	14,530	3,371,619

Julius Baer Group Ltd.	17,507	1,513,260

Lonza Group AG	2,774	1,872,081

Roche Holding AG	10,027	4,127,339

Straumann Holding AG	10,399	1,367,652

		15,971,849
Taiwan – 1.7%

Hon Hai Precision Industry Co. Ltd.	119,000	953,957

Taiwan Semiconductor Manufacturing Co. Ltd.	31,000	2,380,448

		3,334,405
United Kingdom – 18.7%

3i Group PLC	31,305	1,033,187

Admiral Group PLC	36,254	1,712,558

Antofagasta PLC	10,931	555,200

ARM Holdings PLC, ADR(1)	2,319	822,248

AstraZeneca PLC	24,412	4,566,959

BAE Systems PLC	100,565	2,460,234

Diageo PLC	47,106	946,821

Experian PLC	28,851	970,192

GSK PLC	84,540	2,218,241

Haleon PLC	541,836	2,500,200

HSBC Holdings PLC	185,200	3,520,476

Kingfisher PLC	259,656	976,604

June 30, 2026 (unaudited)	Shares	Value
United Kingdom (continued)

Lloyds Banking Group PLC	893,696	$1,318,707

London Stock Exchange Group PLC	19,480	2,109,404

National Grid PLC	102,597	1,698,679

Reckitt Benckiser Group PLC	23,148	1,509,088

RELX PLC	55,867	1,759,698

Sage Group PLC	83,094	899,888

Shell PLC	98,364	3,800,487

Unilever PLC	8,355	501,492

		35,880,363
United States – 0.5%

Liberty Media Corp.-Liberty Formula One, Class C(1)	4,261	405,391

MercadoLibre, Inc.(1)	334	566,928

		972,319

Total Common Stocks (Cost $141,772,453)		190,801,071

	Principal Amounta	Value
Repurchase Agreements – 0.2%

Fixed Income Clearing Corp., 1.06%, dated 6/30/2026, proceeds at maturity value of $435,144, due 7/1/2026(2)	$435,131	435,131

Total Repurchase Agreements (Cost $435,131)		435,131

Total Investments – 99.6% (Cost $142,207,584)		191,236,202

Assets in excess of other liabilities – 0.4%		863,092

Total Net Assets – 100.0%		$192,099,294

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.00%	12/15/2027	$443,900	$443,965

Legend:

ADR—American Depositary Receipt

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$2,079,282	*	$—	$2,079,282
Austria	—	2,328,186	*	—	2,328,186
Belgium	—	1,510,336	*	—	1,510,336
Canada	2,962,986	—		—	2,962,986
China	576,617	1,029,077	*	—	1,605,694
Denmark	—	2,921,449	*	—	2,921,449
France	—	14,507,082	*	—	14,507,082
Germany	—	15,278,172	*	—	15,278,172
Hong Kong	—	4,689,498	*	—	4,689,498
India	996,082	—		—	996,082
Indonesia	—	467,238	*	—	467,238
Ireland	—	1,889,267	*	—	1,889,267
Israel	2,051,502	—		—	2,051,502
Italy	—	3,917,824	*	—	3,917,824
Japan	—	41,702,170	*	—	41,702,170
Luxembourg	1,544,972	—		—	1,544,972
Netherlands	—	13,215,258	*	—	13,215,258
Norway	—	2,598,746	*	—	2,598,746
Portugal	—	1,332,207	*	—	1,332,207
Republic of Korea	—	1,720,516	*	—	1,720,516
Singapore	1,132,040	1,272,667	*	—	2,404,707
Spain	—	10,206,095	*	—	10,206,095
Sweden	—	2,712,866	*	—	2,712,866
Switzerland	—	15,971,849	*	—	15,971,849
Taiwan	—	3,334,405	*	—	3,334,405
United Kingdom	822,248	35,058,115	*	—	35,880,363
United States	972,319	—		—	972,319
Repurchase Agreements	—	435,131		—	435,131
Total	$11,058,766	$180,177,436		$—	$191,236,202

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL EQUITY VIP FUND

Statement of Assets and Liabilities As of June 30, 2026 (unaudited)
Assets

Investments, at value	$191,236,202

Foreign currency, at value	58,568

Foreign tax reclaims receivable	999,973

Dividends/interest receivable	244,486

Reimbursement receivable from adviser	15,762

Prepaid expenses	3,977

Total Assets	192,558,968

Liabilities

Payable for fund shares redeemed	199,389

Investment advisory fees payable	122,783

Accrued custodian and accounting fees	40,608

Distribution fees payable	39,558

Accrued administrative fees	20,904

Accrued audit fees	15,957

Accrued legal fees	8,251

Accrued transfer agent fees	5,868

Accrued trustees’ and officers’ fees	1,710

Due to custodian	385

Accrued expenses and other liabilities	4,261

Total Liabilities	459,674

Total Net Assets	$192,099,294

Net Assets Consist of:

Paid-in capital	$100,496,621

Distributable earnings	91,602,673

Total Net Assets	$192,099,294

Investments, at Cost	$142,207,584

Foreign Currency, at Cost	$58,161

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	10,257,847

Net Asset Value Per Share	$18.73

Statement of Operations For the Six Months Ended June 30, 2026 (unaudited)
Investment Income

Dividends	$3,283,233

Interest	7,727

Withholding taxes on foreign dividends	(312,150)

Total Investment Income	2,978,810

Expenses

Investment advisory fees	749,107

Distribution fees	241,438

Custodian and accounting fees	59,444

Professional fees	37,650

Trustees’ and officers’ fees	33,358

Administrative fees	25,164

Transfer agent fees	7,893

Shareholder reports	3,242

Other expenses	8,561

Total Expenses	1,165,857

Less: Fees waived	(68,117)

Total Expenses, Net	1,097,740

Net Investment Income/(Loss)	1,881,070

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	15,507,975

Net realized gain/(loss) from foreign currency transactions	18,010

Net change in unrealized appreciation/(depreciation) on investments	(3,247,988)

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(32,135)

Net Gain on Investments and Foreign Currency Transactions	12,245,862

Net Increase in Net Assets Resulting From Operations	$14,126,932

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL EQUITY VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/26	For the Year Ended 12/31/25

Operations

Net investment income/(loss)	$1,881,070	$2,845,293

Net realized gain/(loss) from investments and foreign currency transactions	15,525,985	17,233,122

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(3,280,123)	33,341,652

Net Increase in Net Assets Resulting from Operations	14,126,932	53,420,067

Capital Share Transactions

Proceeds from sales of shares	5,607,322	10,892,633

Cost of shares redeemed	(31,455,618)	(86,060,670)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(25,848,296)	(75,168,037)

Net Decrease in Net Assets	(11,721,364)	(21,747,970)

Net Assets

Beginning of period	203,820,658	225,568,628

End of period	$192,099,294	$203,820,658

Other Information:

Shares

Sold	311,800	708,362

Redeemed	(1,741,166)	(5,459,017)

Net Decrease	(1,429,366)	(4,750,655)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL EQUITY VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/26	$17.44	$0.17		$1.12	$1.29	$18.73	7.40	%(4)

Year Ended 12/31/25	13.72	0.20		3.52	3.72	17.44	27.11%

Year Ended 12/31/24	13.16	0.21		0.35	0.56	13.72	4.26%

Year Ended 12/31/23	11.39	0.18		1.59	1.77	13.16	15.54%

Year Ended 12/31/22	13.87	0.15		(2.63)	(2.48)	11.39	(17.88)%

Year Ended 12/31/21	13.16	0.30	(5)	0.41	0.71	13.87	5.40%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL EQUITY VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$192,099	1.14	%(4)	1.21	%(4)	1.95	%(4)	1.88	%(4)	17	%(4)

203,821	1.14%		1.18%		1.30%		1.26%		33%

225,569	1.11%		1.18%		1.51%		1.44%		32%

293,610	1.08%		1.15%		1.47%		1.40%		29%

325,012	1.08%		1.12%		1.30%		1.26%		136%

411,907	1.06%		1.13%		2.20	%(5)	2.13	%(5)	40%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

(5)

Reflects a special dividend paid out during the year by one of the Fund’s holdings. Had the Fund not received the special dividend, the Net Investment Income per share would have been $0.19, the Net Ratio of Net Investment Income to Average Net Assets would have been 1.37%, and the Gross Ratio of Net Investment Income to Average Net Assets would have been 1.30%.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

June 30, 2026 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian International Equity VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2026, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2026 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2026, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2026, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

e. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the six months ended June 30, 2026, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/ accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

h. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.80% of the first $100 million, and 0.75% in excess of $100 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2027 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.11% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2026, the expense limitation was 1.15%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2026, Park Avenue waived fees and/or paid Fund expenses in the amount of $68,117.

Park Avenue has entered into a Sub-Advisory Agreement with Schroder Investment Management North America, Inc. (“Schroder Inc.”). Schroder Inc. is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund. Schroder Inc. also entered into a Sub-subadvisory Agreement with its affiliate, Schroder Investment Management North America Limited (‘‘Schroder Limited’’). The sub-subadvisory fees under the Sub-subadvisory Agreement are paid by Schroder Inc. to Schroder Limited and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with

PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2026, the Fund incurred distribution fees in the amount of $241,438 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $33,452,285 and $57,237,475, respectively, for the six months ended June 30, 2026. During the six months ended June 30, 2026, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2026, the Fund did not hold any restricted or illiquid securities.

f. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and developments, may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social or political unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 14, 2026. The Fund did not utilize the credit facility during the six months ended June 30, 2026.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

statements were issued and has determined that there was the following subsequent event:

On July 9, 2026, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”), which provides for the reorganization of each series (fund) of the Trust (each, a “Target Portfolio” and, collectively, the “Target Portfolios”) into corresponding series of SunAmerica Series Trust (“SAST”) or Seasons Series Trust (“SST”), as applicable, identified (each, an (“Acquiring Portfolio” and, collectively the “Acquiring Portfolios”) (each, a “Reorganization” and, collectively, the “Reorganizations”), subject to shareholder approval. Under the terms of the proposed Reorganizations, each Target Portfolio would transfer substantially all of its assets and liabilities to a corresponding Acquiring Portfolio in exchange for shares of the Acquiring Portfolio. Shares of the Acquiring Portfolio which would be distributed to shareholders of the applicable Target Portfolio, who will own Class 1 or Class 3 shares, as applicable, of the Acquiring Portfolio. Following completion of the Reorganizations, each Target Portfolio will be terminated.

Shareholders of record as of August 17, 2026 will be asked to approve the proposed Reorganizations at a special meeting of shareholders expected to be held on or about November 13, 2026. If approved and all conditions to closing are satisfied or waived, the Reorganizations are expected to be completed during the fourth quarter of 2026.

The Reorganizations are not expected to be taxable events to contract owners of the variable insurance products investing in the Funds.

Target Portfolio	Acquiring Portfolio
Guardian Equity Income VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Value Portfolio, a series of SAST
Guardian Integrated Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian All Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Strategic Large Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Diversified Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST

Target Portfolio	Acquiring Portfolio
Guardian International Equity VIP Fund, a series of GVPT	SA BlackRock Advantage International Portfolio (formerly, SA Morgan Stanley International Equities Portfolio), a series of SAST
Guardian Balanced Allocation VIP Fund, a series of GVPT	SA Index Allocation 60/40 Portfolio, a series of SAST
Guardian Total Return Bond VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST
Guardian Core Plus Fixed Income VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST
Guardian Large Cap Fundamental Growth VIP Fund, a series of GVPT	SA MFS Large Cap Growth Portfolio, a series of SAST
Guardian Small Cap Value Diversified VIP Fund, a series of GVPT	SA Franklin Small Company Value Portfolio, a series of SAST
Guardian Multi-Sector Bond VIP Fund, a series of GVPT	SA Multi-Managed Diversified Fixed Income Portfolio, a series of SST
Guardian Short Duration Bond VIP Fund, a series of GVPT	SA JPMorgan Ultra-Short Bond Portfolio, a series of SAST
Guardian Growth & Income VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian Large Cap Disciplined Value VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian International Growth VIP Fund, a series of GVPT	SA Fidelity Institutional AM International Growth Portfolio, a series of SAST
Guardian Global Utilities VIP Fund, a series of GVPT	SA Large Cap Value Index Portfolio, a series of SAST
Guardian Large Cap Disciplined Growth VIP Fund, a series of GVPT	SA Franklin Large Cap Disciplined Growth Portfolio, a newly created series of SAST
Guardian Core Fixed Income VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian U.S. Government/Credit VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian Small-Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Select Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Relative Value VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Traditional Growth VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and subadvisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 18-19, 2026 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act, of a party to the agreement (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund;

Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Value Diversified VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government/Credit VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing subadvisory agreements (the “Subadvisory Agreements”) between the Manager and the following investment advisory firms engaged to serve as subadvisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund and Guardian Small Cap Value Diversified VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund and Guardian Multi-Sector Bond VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Short Duration Bond VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund and Guardian U.S. Government/Credit VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund, Guardian Select Mid Cap Core VIP Fund and Guardian Core Fixed Income VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund and Guardian Total Return Bond VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the Meeting, (each, a “Subadviser” and collectively, the “Subadvisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory

14

SUPPLEMENTAL INFORMATION (UNAUDITED)

Agreement,” collectively with the Management Agreement and Subadvisory Agreements, the “Agreements”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Subadviser) with respect to Guardian International Equity VIP Fund, in substantially the form presented at the Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Subadviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent legal counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Subadviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Subadvisers; (ii) the investment performance of each

Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Subadvisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Subadviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Subadvisers, monitoring the Subadvisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Subadvisers with respect to the services that the Subadvisers provide under the Subadvisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend subadvisers, and the Manager’s ability to monitor and oversee subadvisers and recommend replacement subadvisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Subadvisers on a periodic basis, follow through with additional inquiries on questions or concerns that arise during the meetings and, as

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Subadvisers. The Trustees also considered, among other things, the terms of the Subadvisory Agreements and the range of investment advisory services provided by the Subadvisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Subadvisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Subadvisers.

Based upon these considerations, the Trustees concluded that the nature, extent and quality of services provided to the Funds by the Manager and each Subadviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each

Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Subadvisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Subadviser was generally satisfactory, or, that any steps being taken by the Manager and Subadvisers intended to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Subadvisers, but noted that the Manager had negotiated the fees with the Subadvisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Subadvisers was a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2026, through April 30, 2027. Although the Board recognized that the comparisons between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

consideration and approval of the management fees and their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the subadvisory fees paid under the Subadvisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Subadvisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Subadvisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and subadvisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Subadvisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that the management and/or subadvisory fees for some Funds included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from certain of the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than subadvisory fees, that the Subadvisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Subadvisers and their affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2025, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2026, through April 30, 2027 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the S&P 500 Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year period and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 3-year periods and higher than the Bloomberg US Aggregate Bond Index for the 5-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year and 3-year periods and in line with the S&P 500 Index for the 5-year period.

•	The Board noted that the actual management fee was in the 1st quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the
1-year period and in the 5th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 3rd quintile of its performance universe for the 3-year period, and in the 4th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

1-year and 3-year periods and in the 5th quintile for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group and the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Growth Index for the 1-year and 5-year periods and was in line with the MSCI EAFE Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the 1-year and 3-year periods and higher than the Russell Midcap Growth Index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for the 3-year period, and in the 5th quintile of its performance universe for the 5-year period.

19

SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 3-year periods and lower than the Bloomberg US Aggregate Bond Index for the 5-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 4th quintile of the expense group (but still within one basis point of median for total expenses).

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the S&P MidCap 400 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was in line with the Bloomberg US Government/Credit 1-3 Year Total Return Index for the 1-year and 3-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Value Diversified VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 2000 Value Index for the 1-year, 3-year and 5-year periods.
•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board approved a new Subadviser effective during 2026.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and the actual management fee and the total expenses were in the 3rd quintile of the expense group.

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian U.S. Government/Credit VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 3rd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Intermediate Government/Credit Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that a new Subadviser was retained in 2025.
•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 4th quintile of the expense group (but still within one basis point of median for total expenses).

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

21

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8172

Guardian Variable

Products Trust

2026

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2026

Guardian International Growth VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian International Growth VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2026. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

June 30, 2026 (unaudited)	Shares	Value
Common Stocks – 98.3%
Australia – 1.8%

Brambles Ltd.	38,836	$524,322

Telstra Group Ltd.	222,484	782,446

		1,306,768
Austria – 1.1%

AT&S Austria Technologie & Systemtechnik AG(1)	3,218	777,124

		777,124
Belgium – 1.1%

UCB SA	2,542	761,156

		761,156
Denmark – 3.1%

DSV AS	4,890	1,160,819

Novonesis (Novozymes) B	15,951	1,008,003

		2,168,822
France – 13.5%

Air Liquide SA	10,980	2,174,414

Capgemini SE	3,209	322,743

EssilorLuxottica SA	4,021	754,390

Kering SA	1,181	335,809

Legrand SA	6,918	1,167,701

Safran SA	6,080	2,403,802

Schneider Electric SE	5,235	1,717,518

SPIE SA	10,307	594,461

		9,470,838
Germany – 6.7%

Infineon Technologies AG	18,100	1,689,753

Muenchener Rueckversicherungs-Gesellschaft AG	1,115	622,437

RWE AG	9,441	611,667

Scout24 SE(2)	5,393	445,906

Siemens Energy AG	6,959	1,318,920

		4,688,683
Hong Kong – 2.8%

AIA Group Ltd.	105,600	968,558

Hong Kong Exchanges & Clearing Ltd.	21,300	989,969

		1,958,527
Ireland – 1.5%

Ryanair Holdings PLC, ADR	16,291	1,054,842

		1,054,842
Israel – 0.7%

Tower Semiconductor Ltd.(1)	1,795	467,849

		467,849
Italy – 1.3%

Prysmian SpA	5,651	949,282

		949,282
Japan – 23.5%

Advantest Corp.	6,100	1,239,982

Ajinomoto Co., Inc.	26,000	945,801

Asics Corp.	22,400	609,162

June 30, 2026 (unaudited)	Shares	Value
Japan – (continued)

Azbil Corp.	69,500	$741,715

JX Advanced Metals Corp.	26,200	724,737

Kao Corp.	32,000	634,371

Keyence Corp.	1,700	856,506

Kinden Corp.	15,300	755,379

Kioxia Holdings Corp.(1)	2,100	1,192,258

Lasertec Corp.	2,800	871,195

Nintendo Co. Ltd.	14,400	604,722

Penta-Ocean Construction Co. Ltd.	61,100	646,728

Recruit Holdings Co. Ltd.	19,200	1,336,502

Sanrio Co. Ltd.	77,700	525,166

Sony Group Corp.	47,600	954,505

Sumitomo Electric Industries Ltd.	62,000	1,144,433

Suzuki Motor Corp.	45,600	548,893

Tokyo Electron Ltd.	4,500	2,176,171

		16,508,226

Luxembourg – 1.4%

Spotify Technology SA(1)	2,150	987,130

		987,130

Netherlands – 11.2%

Argenx SE(1)	669	620,576

ASML Holding NV	2,770	5,493,580

Ferrari NV	1,925	713,411

Nebius Group NV(1)	2,334	644,581

SBM Offshore NV	12,777	441,426

		7,913,574

Republic of Korea – 0.7%

Hanwha Aerospace Co. Ltd.	754	485,672

		485,672

Singapore – 3.1%

DBS Group Holdings Ltd.	28,540	1,442,035

Singapore Exchange Ltd.	38,500	720,219

		2,162,254

Spain – 2.3%

Indra Sistemas SA	12,946	711,551

Industria de Diseno Textil SA	14,201	895,007

		1,606,558

Switzerland – 5.1%

Cie Financiere Richemont SA, Class A	5,830	1,352,825

UBS Group AG	29,580	1,465,353

VAT Group AG(2)	878	768,122

		3,586,300

United Kingdom – 15.5%

AstraZeneca PLC	13,840	2,589,166

British American Tobacco PLC	11,114	685,491

Compass Group PLC	52,594	1,699,281

Glencore PLC(1)	76,741	523,426

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

June 30, 2026 (unaudited)	Shares	Value

United Kingdom – (continued)

London Stock Exchange Group PLC	5,717	$619,069

RELX PLC	33,300	1,049,548

Rolls-Royce Holdings PLC	113,600	2,181,138

SSE PLC	23,517	760,051

Standard Chartered PLC	30,968	839,380

		10,946,550

United States – 1.9%

InterContinental Hotels Group PLC	7,870	1,357,457

		1,357,457

Total Common Stocks

(Cost $50,445,844)		69,157,612
June 30, 2026 (unaudited)	Principal Amount	Value
Repurchase Agreements – 1.4%

Fixed Income Clearing Corp., 1.06%, dated 6/30/2026, proceeds at maturity value of $987,727, due 7/1/2026(3)	$987,698	$987,698

June 30, 2026 (unaudited)	Principal Amount	Value

Total Repurchase Agreements (Cost $987,698)		$987,698

Total Investments – 99.7% (Cost $51,433,542)		70,145,310

Assets in excess of other liabilities – 0.3%		210,076

Total Net Assets – 100.0%		$70,355,386

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2026, the aggregate market value of these securities amounted to $1,214,028, representing 1.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.00%	12/15/2027	$1,007,500	$1,007,545

Legend:

ADR—American Depositary Receipt

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$1,306,768	*	$—	$1,306,768
Austria	—	777,124	*	—	777,124
Belgium	—	761,156	*	—	761,156
Denmark	—	2,168,822	*	—	2,168,822
France	—	9,470,838	*	—	9,470,838
Germany	—	4,688,683	*	—	4,688,683
Hong Kong	—	1,958,527	*	—	1,958,527
Ireland	1,054,842	—		—	1,054,842
Israel	467,849	—		—	467,849
Italy	—	949,282	*	—	949,282
Japan	—	16,508,226	*	—	16,508,226
Luxembourg	987,130	—		—	987,130
Netherlands	644,581	7,268,993	*	—	7,913,574
Republic of Korea	—	485,672	*	—	485,672
Singapore	—	2,162,254	*	—	2,162,254
Spain	—	1,606,558	*	—	1,606,558
Switzerland	—	3,586,300	*	—	3,586,300
United Kingdom	—	10,946,550	*	—	10,946,550
United States	—	1,357,457	*	—	1,357,457
Repurchase Agreements	—	987,698		—	987,698
Total	$3,154,402	$66,990,908		$—	$70,145,310

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Statement of Assets and Liabilities As of June 30, 2026 (unaudited)
Assets

Investments, at value	$70,145,310

Foreign currency, at value	5,801

Foreign tax reclaims receivable	401,763

Dividends/interest receivable	29,025

Reimbursement receivable from adviser	14,310

Prepaid expenses	1,083

Total Assets	70,597,292

Liabilities

Payable for fund shares redeemed	114,898

Investment advisory fees payable	45,386

Accrued custodian and accounting fees	29,325

Accrued audit fees	15,957

Distribution fees payable	14,183

Accrued administrative fees	12,848

Accrued transfer agent fees	5,773

Accrued legal fees	2,606

Accrued shareholder reports fees	360

Accrued trustees’ and officers’ fees	256

Accrued expenses and other liabilities	314

Total Liabilities	241,906

Total Net Assets	$70,355,386

Net Assets Consist of:

Paid-in capital	$2,848,126

Distributable earnings	67,507,260

Total Net Assets	$70,355,386

Investments, at Cost	$51,433,542

Foreign Currency, at Cost	$5,823

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	3,123,935

Net Asset Value Per Share	$22.52

Statement of Operations For the Six Months Ended June 30, 2026 (unaudited)
Investment Income

Dividends	$709,888

Interest	3,996

Withholding taxes on foreign dividends	(60,173)

Total Investment Income	653,711

Expenses

Investment advisory fees	272,026

Distribution fees	85,008

Custodian and accounting fees	44,647

Professional fees	23,262

Administrative fees	15,311

Trustees’ and officers’ fees	11,300

Transfer agent fees	7,709

Shareholder reports	2,226

Other expenses	2,421

Total Expenses	463,910

Less: Fees waived	(77,452)

Total Expenses, Net	386,458

Net Investment Income/(Loss)	267,253

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	7,294,479

Net realized gain/(loss) from foreign currency transactions	(474)

Net change in unrealized appreciation/(depreciation) on investments	984,389

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(10,774)

Net Gain on Investments and Foreign Currency Transactions	8,267,620

Net Increase in Net Assets Resulting From Operations	$8,534,873

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/26	For the Year Ended 12/31/25

Operations

Net investment income/(loss)	$267,253	$410,194

Net realized gain/(loss) from investments and foreign currency transactions	7,294,005	15,793,812

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	973,615	(3,345,376)

Net Increase in Net Assets Resulting from Operations	8,534,873	12,858,630

Capital Share Transactions

Proceeds from sales of shares	1,539,121	2,387,570

Cost of shares redeemed	(8,130,651)	(25,815,772)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(6,591,530)	(23,428,202)

Net Increase/(Decrease) in Net Assets	1,943,343	(10,569,572)

Net Assets

Beginning of period	68,412,043	78,981,615

End of period	$70,355,386	$68,412,043

Other Information:

Shares

Sold	74,044	126,870

Redeemed	(389,834)	(1,372,751)

Net Decrease	(315,790)	(1,245,881)

4	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

5

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/26	$19.89	$0.08	$2.55	$2.63	$22.52	13.22	%(4)

Year Ended 12/31/25	16.86	0.10	2.93	3.03	19.89	17.97%

Year Ended 12/31/24	16.01	0.06	0.79	0.85	16.86	5.31%

Year Ended 12/31/23	13.78	0.10	2.13	2.23	16.01	16.18%

Year Ended 12/31/22	19.21	0.05	(5.48)	(5.43)	13.78	(28.27)%

Year Ended 12/31/21	17.34	(0.01)	1.88	1.87	19.21	10.78%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income / (Loss) to Average Net Assets(3)		Gross Ratio of Net Investment Income / (Loss) to Average Net Assets		Portfolio Turnover Rate

$70,355	1.14	%(4)	1.36	%(4)	0.79	%(4)	0.56	%(4)	29	%(4)

68,412	1.16%		1.32%		0.54%		0.38%		57%

78,982	1.17%		1.32%		0.38%		0.23%		27%

103,863	1.18%		1.26%		0.68%		0.60%		50%

114,662	1.18%		1.21%		0.35%		0.32%		40%

148,827	1.17%		1.17%		(0.05)%		(0.05)%		31%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

June 30, 2026 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian International Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks total return consisting of long-term capital growth and current income.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2026, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2026 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2026, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2026, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

e. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the six months ended June 30, 2026, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/ accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

h. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.80% of the first $100 million, and 0.75% in excess of $100 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2027 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.11% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2026, the expense limitation was 1.15%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2026, Park Avenue waived fees and/or paid Fund expenses in the amount of $77,452.

Park Avenue has entered into a Sub-Advisory Agreement with J.P. Morgan Investment Management Inc. (“J.P. Morgan”). J.P. Morgan is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2026, the Fund incurred distribution fees in the amount of $85,008 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $19,543,626 and $26,205,672, respectively, for the six months ended June 30, 2026. During the six months ended June 30, 2026, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and developments, may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social or political unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 14, 2026. The Fund did not utilize the credit facility during the six months ended June 30, 2026.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that there was the following subsequent event:

On July 9, 2026, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”), which provides for the reorganization of each series (fund) of the Trust (each, a “Target Portfolio” and, collectively, the “Target Portfolios”) into corresponding series of SunAmerica Series Trust (“SAST”) or Seasons Series Trust (“SST”), as applicable, identified (each, an (“Acquiring Portfolio” and, collectively the “Acquiring Portfolios”) (each, a “Reorganization” and, collectively, the “Reorganizations”), subject to shareholder approval. Under the terms of the proposed Reorganizations, each Target Portfolio would transfer substantially all of its assets and liabilities to a corresponding Acquiring Portfolio in exchange for shares of the Acquiring Portfolio. Shares of the Acquiring Portfolio which would be distributed to shareholders of the applicable Target Portfolio, who will own Class 1 or Class 3 shares, as applicable, of the Acquiring Portfolio. Following completion of the Reorganizations, each Target Portfolio will be terminated.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Shareholders of record as of August 17, 2026 will be asked to approve the proposed Reorganizations at a special meeting of shareholders expected to be held on or about November 13, 2026. If approved and all conditions to closing are satisfied or waived, the Reorganizations are expected to be completed during the fourth quarter of 2026.

The Reorganizations are not expected to be taxable events to contract owners of the variable insurance products investing in the Funds.

Target Portfolio	Acquiring Portfolio
Guardian Equity Income VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Value Portfolio, a series of SAST
Guardian Integrated Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian All Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Strategic Large Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Diversified Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian International Equity VIP Fund, a series of GVPT	SA BlackRock Advantage International Portfolio (formerly, SA Morgan Stanley International Equities Portfolio), a series of SAST
Guardian Balanced Allocation VIP Fund, a series of GVPT	SA Index Allocation 60/40 Portfolio, a series of SAST
Guardian Total Return Bond VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST
Guardian Core Plus Fixed Income VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST
Guardian Large Cap Fundamental Growth VIP Fund, a series of GVPT	SA MFS Large Cap Growth Portfolio, a series of SAST

Target Portfolio	Acquiring Portfolio
Guardian Small Cap Value Diversified VIP Fund, a series of GVPT	SA Franklin Small Company Value Portfolio, a series of SAST
Guardian Multi-Sector Bond VIP Fund, a series of GVPT	SA Multi-Managed Diversified Fixed Income Portfolio, a series of SST
Guardian Short Duration Bond VIP Fund, a series of GVPT	SA JPMorgan Ultra-Short Bond Portfolio, a series of SAST
Guardian Growth & Income VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian Large Cap Disciplined Value VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian International Growth VIP Fund, a series of GVPT	SA Fidelity Institutional AM International Growth Portfolio, a series of SAST
Guardian Global Utilities VIP Fund, a series of GVPT	SA Large Cap Value Index Portfolio, a series of SAST
Guardian Large Cap Disciplined Growth VIP Fund, a series of GVPT	SA Franklin Large Cap Disciplined Growth Portfolio, a newly created series of SAST
Guardian Core Fixed Income VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian U.S. Government/Credit VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian Small-Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Select Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Relative Value VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Traditional Growth VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and subadvisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 18-19, 2026 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act, of a party to the agreement (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund;

Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Value Diversified VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government/Credit VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing subadvisory agreements (the “Subadvisory Agreements”) between the Manager and the following investment advisory firms engaged to serve as subadvisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund and Guardian Small Cap Value Diversified VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund and Guardian Multi-Sector Bond VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Short Duration Bond VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund and Guardian U.S. Government/Credit VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund, Guardian Select Mid Cap Core VIP Fund and Guardian Core Fixed Income VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund and Guardian Total Return Bond VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the Meeting, (each, a “Subadviser” and collectively, the “Subadvisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Agreement,” collectively with the Management Agreement and Subadvisory Agreements, the “Agreements”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Subadviser) with respect to Guardian International Equity VIP Fund, in substantially the form presented at the Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Subadviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent legal counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Subadviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Subadvisers; (ii) the investment performance of each

Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Subadvisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Subadviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Subadvisers, monitoring the Subadvisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Subadvisers with respect to the services that the Subadvisers provide under the Subadvisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend subadvisers, and the Manager’s ability to monitor and oversee subadvisers and recommend replacement subadvisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Subadvisers on a periodic basis, follow through with additional inquiries on questions or concerns that arise during the meetings and, as

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SUPPLEMENTAL INFORMATION (UNAUDITED)

necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Subadvisers. The Trustees also considered, among other things, the terms of the Subadvisory Agreements and the range of investment advisory services provided by the Subadvisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Subadvisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Subadvisers.

Based upon these considerations, the Trustees concluded that the nature, extent and quality of services provided to the Funds by the Manager and each Subadviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data,

which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Subadvisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Subadviser was generally satisfactory, or, that any steps being taken by the Manager and Subadvisers intended to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Subadvisers, but noted that the Manager had negotiated the fees with the Subadvisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Subadvisers was a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2026, through April 30, 2027. Although the Board recognized that the comparisons between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that

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SUPPLEMENTAL INFORMATION (UNAUDITED)

the comparative information supported their consideration and approval of the management fees and their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the subadvisory fees paid under the Subadvisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Subadvisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Subadvisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and subadvisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Subadvisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that the management and/or subadvisory fees for some Funds included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from certain of the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than subadvisory fees, that the Subadvisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Subadvisers and their affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2025, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2026, through April 30, 2027 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the S&P 500 Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year and 3-year periods.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year period and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 3-year periods and higher than the Bloomberg US Aggregate Bond Index for the 5-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year and 3-year periods and in line with the S&P 500 Index for the 5-year period.

•	The Board noted that the actual management fee was in the 1st quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the
1-year period and in the 5th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 3rd quintile of its performance universe for the 3-year period, and in the 4th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile for the 5-year period.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group and the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Growth Index for the 1-year and 5-year periods and was in line with the MSCI EAFE Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.
•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the 1-year and 3-year periods and higher than the Russell Midcap Growth Index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for the 3-year period, and in the 5th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 3-year periods and lower than the Bloomberg US Aggregate Bond Index for the 5-year period.

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•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 4th quintile of the expense group (but still within one basis point of median for total expenses).

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the S&P MidCap 400 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was in line with the Bloomberg US Government/Credit 1-3 Year Total Return Index for the 1-year and 3-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Value Diversified VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 2000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that a new Subadviser was retained in 2025.
•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board approved a new Subadviser effective during 2026.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and the actual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian U.S. Government/Credit VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

1-year period, in the 3rd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Intermediate Government/Credit Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that a new Subadviser was retained in 2025.
•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 4th quintile of the expense group (but still within one basis point of median for total expenses).

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

21

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8171

Guardian Variable

Products Trust

2026

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2026

Guardian Large Cap Disciplined Growth VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Large Cap Disciplined Growth VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2026. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

June 30, 2026 (unaudited)	Shares	Value
Common Stocks – 99.7%

Aerospace & Defense – 3.8%

Axon Enterprise, Inc.(1)	4,024	$2,255,895

FTAI Aviation Ltd.	9,461	2,559,484

General Electric Co.	15,928	5,952,771

L3Harris Technologies, Inc.	5,627	1,635,150

		12,403,300
Automobiles – 2.1%

Tesla, Inc.(1)	16,602	6,982,801

		6,982,801
Biotechnology – 0.5%

Natera, Inc.(1)	5,715	1,551,337

		1,551,337
Broadline Retail – 2.6%

Amazon.com, Inc.(1)	34,863	8,309,247

		8,309,247
Building Products – 0.3%

Johnson Controls International PLC	6,629	968,563

		968,563
Capital Markets – 0.8%

Interactive Brokers Group, Inc., Class A	13,788	1,200,108

KKR & Co., Inc.	16,281	1,494,270

		2,694,378
Chemicals – 1.1%

Sherwin-Williams Co.	9,936	3,421,163

		3,421,163
Communications Equipment – 1.2%

Arista Networks, Inc.(1)	22,559	3,832,323

		3,832,323
Consumer Staples Distribution & Retail – 1.2%

BJ’s Wholesale Club Holdings, Inc.(1)	21,847	1,905,495

Walmart, Inc.	16,980	1,923,155

		3,828,650
Diversified Telecommunication Services – 0.6%

Space Exploration Technologies Corp., Class A(1)	11,900	2,033,234

		2,033,234
Electrical Equipment – 1.9%

Eaton Corp. PLC	4,275	1,821,663

GE Vernova, Inc.	2,437	2,863,134

Vertiv Holdings Co., Class A	4,712	1,577,672

		6,262,469
Electronic Equipment, Instruments & Components – 2.2%

Advanced Energy Industries, Inc.	2,617	975,801

Corning, Inc.	9,519	2,431,438

Fabrinet(1)	553	310,830

Flex Ltd.(1)	9,480	1,536,424

Keysight Technologies, Inc.(1)	5,341	1,869,724

		7,124,217

June 30, 2026 (unaudited)	Shares	Value
Entertainment – 2.0%

Liberty Media Corp.-Liberty Formula One, Class C(1)	13,390	$1,273,925

Netflix, Inc.(1)	74,139	5,293,524

		6,567,449
Financial Services – 2.9%

Mastercard, Inc., Class A	14,949	7,677,806

Rocket Cos., Inc., Class A(1)	110,342	1,737,887

		9,415,693
Health Care Equipment & Supplies – 0.6%

Dexcom, Inc.(1)	29,194	1,966,216

		1,966,216
Health Care Technology – 0.4%

Veeva Systems, Inc., Class A(1)	7,641	1,356,048

		1,356,048
Hotels, Restaurants & Leisure – 2.3%

DoorDash, Inc., Class A(1)	14,657	2,704,656

Hilton Worldwide Holdings, Inc.	6,078	2,008,536

Royal Caribbean Cruises Ltd.	8,941	2,839,036

		7,552,228
Interactive Media & Services – 13.7%

Alphabet, Inc., Class A	86,065	30,757,049

Alphabet, Inc., Class C	8,433	2,979,632

Meta Platforms, Inc., Class A	18,941	10,669,276

		44,405,957
IT Services – 2.1%

Cloudflare, Inc., Class A(1)	9,906	2,429,744

Quantinuum, Inc., Class A(1)	3,200	261,568

Shopify, Inc., Class A(1)	18,739	2,139,619

Snowflake, Inc., Class A(1)	8,462	2,153,579

		6,984,510
Machinery – 0.7%

Cummins, Inc.	3,342	2,383,548

		2,383,548
Media – 0.4%

EchoStar Corp., Class A(1)	12,902	1,309,553

		1,309,553
Oil, Gas & Consumable Fuels – 0.2%

Diamondback Energy, Inc.	3,196	561,793

		561,793
Pharmaceuticals – 3.8%

Eli Lilly & Co.	10,295	12,348,132

		12,348,132
Semiconductors & Semiconductor Equipment – 31.2%

Advanced Micro Devices, Inc.(1)	15,587	9,054,644

Applied Materials, Inc.	6,225	4,500,675

Broadcom, Inc.	49,660	18,759,065

Cerebras Systems, Inc., Class A(1)	2,209	488,189

KLA Corp.	32,863	9,915,096

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

June 30, 2026 (unaudited)	Shares	Value

Semiconductors & Semiconductor Equipment (continued)

Lam Research Corp.	13,055	$5,657,123

Micron Technology, Inc.	8,737	10,085,032

NVIDIA Corp.	215,041	43,027,553

		101,487,377
Software – 8.9%

AppLovin Corp., Class A(1)	2,446	1,260,252

Cadence Design Systems, Inc.(1)	3,172	1,190,515

Microsoft Corp.	44,494	16,597,152

Oracle Corp.	22,103	3,239,195

Palantir Technologies, Inc., Class A(1)	20,961	2,445,520

Palo Alto Networks, Inc.(1)	12,176	4,152,259

		28,884,893
Specialty Retail – 2.2%

Lowe’s Cos., Inc.	13,371	2,948,172

O’Reilly Automotive, Inc.(1)	18,513	1,704,862

Wayfair, Inc., Class A(1)	25,823	2,386,562

		7,039,596
Technology Hardware, Storage & Peripherals – 9.3%

Apple, Inc.	85,251	24,668,229

Sandisk Corp.(1)	1,220	2,773,951

Seagate Technology Holdings PLC	2,975	2,870,875

		30,313,055
Trading Companies & Distributors – 0.7%

Ferguson Enterprises, Inc.	4,831	1,146,541

United Rentals, Inc.	975	1,104,568

		2,251,109

Total Common Stocks (Cost $191,580,316)		324,238,839

	Principal Amount	Value
Repurchase Agreements – 0.5%

Fixed Income Clearing Corp., 1.06%, dated 6/30/2026, proceeds at maturity value of $1,488,106, due 7/1/2026(2)	$1,488,062	$1,488,062

Total Repurchase Agreements (Cost $1,488,062)		1,488,062

Total Investments – 100.2% (Cost $193,068,378)		325,726,901

Liabilities in excess of other assets – (0.2)%		(801,785)

Total Net Assets – 100.0%		$324,925,116

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.00%	12/15/2027	$1,517,900	$1,517,973

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$324,238,839	$—	$—	$324,238,839
Repurchase Agreements	—	1,488,062	—	1,488,062
Total	$324,238,839	$1,488,062	$—	$325,726,901

2	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Statement of Assets and Liabilities As of June 30, 2026 (unaudited)
Assets

Investments, at value	$325,726,901

Receivable for investments sold	1,429,350

Dividends/interest receivable	24,177

Reimbursement receivable from adviser	20,754

Receivable for fund shares subscribed	117

Prepaid expenses	7,190

Total Assets	327,208,489

Liabilities

Payable for investments purchased	1,318,328

Payable for fund shares redeemed	655,727

Investment advisory fees payable	155,294

Distribution fees payable	66,758

Accrued administrative fees	29,248

Accrued custodian and accounting fees	15,769

Accrued audit fees	14,833

Accrued legal fees	14,258

Accrued transfer agent fees	7,802

Accrued trustees’ and officers’ fees	2,829

Due to custodian	268

Accrued expenses and other liabilities	2,259

Total Liabilities	2,283,373

Total Net Assets	$324,925,116

Net Assets Consist of:

Paid-in capital	$(237,318,599)

Distributable earnings	562,243,715

Total Net Assets	$324,925,116

Investments, at Cost	$193,068,378

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	7,350,187

Net Asset Value Per Share	$44.21

Statement of Operations For the Six Months Ended June 30, 2026 (unaudited)
Investment Income

Dividends	$734,704

Interest	6,009

Total Investment Income	740,713

Expenses

Investment advisory fees	936,817

Distribution fees	402,733

Trustees’ and officers’ fees	55,862

Professional fees	50,865

Administrative fees	34,984

Custodian and accounting fees	19,211

Transfer agent fees	10,389

Shareholder reports	4,252

Other expenses	11,586

Total Expenses	1,526,699

Less: Fees waived	(125,187)

Total Expenses, Net	1,401,512

Net Investment Income/(Loss)	(660,799)

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	34,726,769

Net change in unrealized appreciation/(depreciation) on investments	(17,404,216)

Net Gain on Investments	17,322,553

Net Increase in Net Assets Resulting From Operations	$16,661,754

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/26	For the Year Ended 12/31/25

Operations

Net investment income/(loss)	$(660,799)	$(1,560,816)

Net realized gain/(loss) from investments	34,726,769	75,613,241

Net change in unrealized appreciation/(depreciation) on investments	(17,404,216)	(17,047,519)

Net Increase in Net Assets Resulting from Operations	16,661,754	57,004,906

Capital Share Transactions

Proceeds from sales of shares	18,928,252	18,592,818

Cost of shares redeemed	(46,067,154)	(131,973,166)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(27,138,902)	(113,380,348)

Net Decrease in Net Assets	(10,477,148)	(56,375,442)

Net Assets

Beginning of period	335,402,264	391,777,706

End of period	$324,925,116	$335,402,264

Other Information:

Shares

Sold	468,914	543,646

Redeemed	(1,102,146)	(3,468,660)

Net Decrease	(633,232)	(2,925,014)

4	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

5

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Loss(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/26	$42.01	$(0.08)	$2.28	$2.20	$44.21	5.24%	(4)

Year Ended 12/31/25	35.92	(0.16)	6.25	6.09	42.01	16.95%

Year Ended 12/31/24	27.88	(0.10)	8.14	8.04	35.92	28.84%

Year Ended 12/31/23	19.65	(0.04)	8.27	8.23	27.88	41.88%

Year Ended 12/31/22	28.69	(0.03)	(9.01)	(9.04)	19.65	(31.51)%

Year Ended 12/31/21	23.83	(0.09)	4.95	4.86	28.69	20.39%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Loss to Average Net Assets(3)		Gross Ratio of Net Investment Loss to Average Net Assets		Portfolio Turnover Rate

$324,925	0.87%	(4)	0.95%	(4)	(0.41)%	(4)	(0.49)%	(4)	31%	(4)

335,402	0.87%		0.94%		(0.44)%		(0.51)%		42%

391,778	0.87%		0.92%		(0.31)%		(0.36)%		33%

450,987	0.87%		0.91%		(0.16)%		(0.20)%		37%

439,541	0.87%		0.89%		(0.15)%		(0.17)%		38%

622,763	0.87%		0.87%		(0.34)%		(0.34)%		28%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Loss to Average Net Assets include the effect of fee waivers, expense limitations, and recoupments, if any.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

June 30, 2026 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Large Cap Disciplined Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to maximize long term-growth.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2026, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2026 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2026, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2026, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the six months ended June 30, 2026, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/ accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.62% up to $100 million, 0.57% from $100 to $300 million, 0.52% from $300 to $500 million, and 0.50% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2027 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.87% of the Fund’s average daily net assets (excluding, if

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2026, Park Avenue waived fees and/or paid Fund expenses in the amount of $125,187.

Park Avenue has entered into a Sub-Advisory Agreement with Wellington Management Company LLP (“Wellington”). Wellington is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2026, the Fund incurred distribution fees in the amount of $402,733 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $100,205,312 and $126,724,154, respectively, for the six months ended June 30, 2026. During the six months ended June 30, 2026, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and developments, may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social or political unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility.

The agreement is in place until December 14, 2026. The Fund did not utilize the credit facility during the six months ended June 30, 2026.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that there was the following subsequent event:

On July 9, 2026, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”), which provides for the reorganization of each series (fund) of the Trust (each, a “Target Portfolio” and, collectively, the “Target Portfolios”) into corresponding series of SunAmerica Series Trust (“SAST”) or Seasons Series Trust (“SST”), as applicable, identified (each, an (“Acquiring Portfolio” and, collectively the “Acquiring Portfolios”) (each, a “Reorganization” and, collectively, the “Reorganizations”), subject to shareholder approval. Under the terms of the proposed Reorganizations, each Target Portfolio would transfer substantially all of its assets and liabilities to a corresponding Acquiring Portfolio in exchange for shares of the Acquiring Portfolio. Shares of the Acquiring Portfolio which would be distributed to shareholders of the applicable Target Portfolio, who will own Class 1 or Class 3 shares, as applicable, of the Acquiring Portfolio. Following completion of the Reorganizations, each Target Portfolio will be terminated.

Shareholders of record as of August 17, 2026 will be asked to approve the proposed Reorganizations at a special meeting of shareholders expected to be held on or about November 13, 2026. If approved and all conditions to closing are satisfied or waived, the Reorganizations are expected to be completed during the fourth quarter of 2026.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

The Reorganizations are not expected to be taxable events to contract owners of the variable insurance products investing in the Funds.

Target Portfolio	Acquiring Portfolio
Guardian Equity Income VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Value Portfolio, a series of SAST
Guardian Integrated Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian All Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Strategic Large Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Diversified Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian International Equity VIP Fund, a series of GVPT	SA BlackRock Advantage International Portfolio (formerly, SA Morgan Stanley International Equities Portfolio), a series of SAST
Guardian Balanced Allocation VIP Fund, a series of GVPT	SA Index Allocation 60/40 Portfolio, a series of SAST
Guardian Total Return Bond VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST
Guardian Core Plus Fixed Income VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST
Guardian Large Cap Fundamental Growth VIP Fund, a series of GVPT	SA MFS Large Cap Growth Portfolio, a series of SAST
Guardian Small Cap Value Diversified VIP Fund, a series of GVPT	SA Franklin Small Company Value Portfolio, a series of SAST
Guardian Multi-Sector Bond VIP Fund, a series of GVPT	SA Multi-Managed Diversified Fixed Income Portfolio, a series of SST

Target Portfolio	Acquiring Portfolio
Guardian Short Duration Bond VIP Fund, a series of GVPT	SA JPMorgan Ultra-Short Bond Portfolio, a series of SAST
Guardian Growth & Income VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian Large Cap Disciplined Value VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian International Growth VIP Fund, a series of GVPT	SA Fidelity Institutional AM International Growth Portfolio, a series of SAST
Guardian Global Utilities VIP Fund, a series of GVPT	SA Large Cap Value Index Portfolio, a series of SAST
Guardian Large Cap Disciplined Growth VIP Fund, a series of GVPT	SA Franklin Large Cap Disciplined Growth Portfolio, a newly created series of SAST
Guardian Core Fixed Income VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian U.S. Government/Credit VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian Small-Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Select Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Relative Value VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Traditional Growth VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and subadvisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 18-19, 2026 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act, of a party to the agreement (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select

Mid Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Value Diversified VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government/Credit VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing subadvisory agreements (the “Subadvisory Agreements”) between the Manager and the following investment advisory firms engaged to serve as subadvisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund and Guardian Small Cap Value Diversified VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund and Guardian Multi-Sector Bond VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Short Duration Bond VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund and Guardian U.S. Government/Credit VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund, Guardian Select Mid Cap Core VIP Fund and Guardian Core Fixed Income VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund and Guardian Total Return Bond VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the Meeting, (each, a “Subadviser” and collectively, the “Subadvisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement,” collectively with the Management

14

Agreement and Subadvisory Agreements, the “Agreements”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Subadviser) with respect to Guardian International Equity VIP Fund, in substantially the form presented at the Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Subadviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent legal counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Subadviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Subadvisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Subadvisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Subadviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Subadvisers, monitoring the Subadvisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Subadvisers with respect to the services that the Subadvisers provide under the Subadvisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend subadvisers, and the Manager’s ability to monitor and oversee subadvisers and recommend replacement subadvisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Subadvisers on a periodic basis, follow through with additional inquiries on questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to

15

the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Subadvisers. The Trustees also considered, among other things, the terms of the Subadvisory Agreements and the range of investment advisory services provided by the Subadvisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Subadvisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Subadvisers.

Based upon these considerations, the Trustees concluded that the nature, extent and quality of services provided to the Funds by the Manager and each Subadviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe.

For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Subadvisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Subadviser was generally satisfactory, or, that any steps being taken by the Manager and Subadvisers intended to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Subadvisers, but noted that the Manager had negotiated the fees with the Subadvisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Subadvisers was a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2026, through April 30, 2027. Although the Board recognized that the comparisons between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and

16

their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the subadvisory fees paid under the Subadvisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Subadvisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Subadvisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and subadvisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Subadvisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that the management and/or subadvisory fees for some Funds included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from certain of the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than subadvisory fees, that the Subadvisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Subadvisers and their affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2025, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2026, through April 30, 2027 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the

17

S&P 500 Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year period and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 3-year periods and higher than the Bloomberg US Aggregate Bond Index for the 5-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year and 3-year periods and in line with the S&P 500 Index for the 5-year period.

•	The Board noted that the actual management fee was in the 1st quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 3rd quintile of its performance universe for the 3-year period, and in the 4th quintile of its performance universe for the 5-year period.

18

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group and the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Growth Index for the 1-year and 5-year periods and was in line with the MSCI EAFE Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year and 5-year periods.
•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the 1-year and 3-year periods and higher than the Russell Midcap Growth Index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

19

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for the 3-year period, and in the 5th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 3-year periods and lower than the Bloomberg US Aggregate Bond Index for the 5-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 4th quintile of the expense group (but still within one basis point of median for total expenses).

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the S&P MidCap 400 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was in line with the Bloomberg US Government/Credit 1-3 Year Total Return Index for the 1-year and 3-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Value Diversified VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 2000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board approved a new Subadviser effective during 2026.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

20

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and the actual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian U.S. Government/Credit VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 3rd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.
•	The Board noted that the Fund’s performance was lower than the Bloomberg US Intermediate Government/Credit Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 4th quintile of the expense group (but still within one basis point of median for total expenses).

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

21

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8173

Guardian Variable

Products Trust

2026

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2026

Guardian Large Cap Disciplined Value VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Large Cap Disciplined Value VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2026. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

June 30, 2026 (unaudited)	Shares	Value
Common Stocks – 97.6%
Aerospace & Defense – 3.0%

General Dynamics Corp.	2,258	$799,874

Honeywell Aerospace, Inc.(1)	2,525	558,227

L3Harris Technologies, Inc.	2,748	798,541

		2,156,642
Air Freight & Logistics – 2.2%

CH Robinson Worldwide, Inc.	3,807	717,010

FedEx Corp.	2,751	861,421

		1,578,431
Automobile Components – 0.4%

Aptiv PLC(1)	4,796	294,378

		294,378
Banks – 6.4%

Huntington Bancshares, Inc.	46,929	832,051

JPMorgan Chase & Co.	8,826	2,889,015

Wells Fargo & Co.	11,880	981,763

		4,702,829
Beverages – 1.8%

Coca-Cola Co.	10,858	882,430

Coca-Cola Europacific Partners PLC	4,157	415,991

		1,298,421
Biotechnology – 2.9%

AbbVie, Inc.	4,504	1,133,386

Gilead Sciences, Inc.	7,973	1,007,309

		2,140,695
Broadline Retail – 4.9%

Amazon.com, Inc.(1)	14,896	3,550,313

		3,550,313
Building Products – 0.4%

Allegion PLC	1,980	278,170

		278,170
Capital Markets – 5.9%

Goldman Sachs Group, Inc.	1,011	1,022,495

Intercontinental Exchange, Inc.	5,560	684,491

LPL Financial Holdings, Inc.	2,807	790,676

Morgan Stanley	6,516	1,362,105

S&P Global, Inc.	1,168	475,680

		4,335,447
Construction Materials – 2.0%

CRH PLC	13,657	1,461,299

		1,461,299
Consumer Finance – 2.9%

American Express Co.	3,272	1,106,754

Capital One Financial Corp.	5,123	1,027,776

		2,134,530
Consumer Staples Distribution & Retail – 2.9%

Sysco Corp.	6,941	580,129

U.S. Foods Holding Corp.(1)	14,933	1,526,899

		2,107,028

June 30, 2026 (unaudited)	Shares	Value
Electric Utilities – 3.9%

Entergy Corp.	6,077	$698,004

FirstEnergy Corp.	19,867	944,477

NRG Energy, Inc.	2,489	363,544

Southern Co.	8,880	849,905

		2,855,930
Electrical Equipment – 1.1%

Hubbell, Inc.	1,470	769,104

		769,104
Electronic Equipment, Instruments & Components – 2.1%

Flex Ltd.(1)	9,367	1,518,110

		1,518,110
Energy Equipment & Services – 0.6%

SLB Ltd.	9,906	460,530

		460,530
Entertainment – 1.3%

Walt Disney Co.	10,247	986,274

		986,274
Financial Services – 3.1%

Apollo Global Management, Inc.	5,013	593,088

Corpay, Inc.(1)	2,127	708,865

Visa, Inc., Class A	2,767	949,330

		2,251,283
Ground Transportation – 2.2%

Old Dominion Freight Line, Inc.	2,591	561,210

Uber Technologies, Inc.(1)	14,655	1,057,505

		1,618,715
Health Care Equipment & Supplies – 0.7%

Stryker Corp.	1,550	488,002

		488,002
Health Care Providers & Services – 4.8%

Cencora, Inc.	3,195	904,121

Labcorp Holdings, Inc.	1,509	422,520

McKesson Corp.	1,210	914,276

Quest Diagnostics, Inc.	3,960	839,322

Tenet Healthcare Corp.(1)	2,108	394,365

		3,474,604
Hotels, Restaurants & Leisure – 0.9%

Booking Holdings, Inc.	3,887	692,819

		692,819
Industrial Conglomerates – 0.8%

Honeywell International, Inc.	2,525	565,348

		565,348
Insurance – 1.7%

Allstate Corp.	2,433	578,908

Aon PLC, Class A	2,095	694,891

		1,273,799
Interactive Media & Services – 1.6%

Meta Platforms, Inc., Class A	2,018	1,136,719

		1,136,719

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

June 30, 2026 (unaudited)	Shares	Value
Life Sciences Tools & Services – 1.0%

IQVIA Holdings, Inc.(1)	3,929	$759,161

		759,161
Machinery – 2.2%

Cummins, Inc.	1,328	947,143

Westinghouse Air Brake Technologies Corp.	2,370	638,952

		1,586,095
Metals & Mining – 4.7%

Freeport-McMoRan, Inc.	9,388	590,411

Kinross Gold Corp.	42,780	1,010,464

Newmont Corp.	6,797	634,840

Reliance, Inc.	1,542	576,091

Steel Dynamics, Inc.	2,560	587,418

		3,399,224
Multi-Utilities – 0.8%

CenterPoint Energy, Inc.	13,527	595,729

		595,729
Oil, Gas & Consumable Fuels – 5.3%

Cenovus Energy, Inc.	25,114	623,078

ConocoPhillips	14,080	1,463,757

Diamondback Energy, Inc.	5,415	951,849

Marathon Petroleum Corp.	3,168	809,962

		3,848,646
Passenger Airlines – 1.2%

United Airlines Holdings, Inc.(1)	6,350	863,536

		863,536
Pharmaceuticals – 1.1%

AstraZeneca PLC	4,273	810,246

		810,246
Professional Services – 0.9%

Jacobs Solutions, Inc.	3,468	436,968

Leidos Holdings, Inc.	2,235	230,138

		667,106
Semiconductors & Semiconductor Equipment – 11.8%

Applied Materials, Inc.	3,624	2,620,152

Marvell Technology, Inc.	1,857	553,182

Microchip Technology, Inc.	12,801	1,167,451

Micron Technology, Inc.	1,681	1,940,361

NVIDIA Corp.	4,398	879,996

NXP Semiconductors NV	5,018	1,410,209

		8,571,351

June 30, 2026 (unaudited)	Shares	Value
Software – 0.5%

Oracle Corp.	2,528	$370,478

		370,478
Technology Hardware, Storage & Peripherals – 2.4%

Dell Technologies, Inc., Class C	4,018	1,733,606

		1,733,606
Textiles, Apparel & Luxury Goods – 0.7%

Tapestry, Inc.	3,602	527,261

		527,261
Tobacco – 2.2%

Philip Morris International, Inc.	8,756	1,584,048

		1,584,048
Trading Companies & Distributors – 1.8%

United Rentals, Inc.	1,136	1,286,963

		1,286,963
Wireless Telecommunication Services – 0.5%

T-Mobile U.S., Inc.	2,172	364,310

		364,310

Total Common Stocks (Cost $46,079,595)		71,097,180

	Principal Amount	Value
Repurchase Agreements – 2.5%

Fixed Income Clearing Corp., 1.06%, dated 6/30/2026, proceeds at maturity value of $1,857,512, due 7/1/2026(2)	$1,857,457	1,857,457

Total Repurchase Agreements (Cost $1,857,457)		1,857,457

Total Investments – 100.1% (Cost $47,937,052)		72,954,637

Liabilities in excess of other assets – (0.1)%		(96,156)

Total Net Assets – 100.0%		$72,858,481

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.00%	12/15/2027	$1,894,700	$1,894,789

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$71,097,180	$—	$—	$71,097,180
Repurchase Agreements	—	1,857,457	—	1,857,457
Total	$71,097,180	$1,857,457	$—	$72,954,637

2	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Statement of Assets and Liabilities As of June 30, 2026 (unaudited)
Assets

Investments, at value	$72,954,637

Cash	4,570

Dividends/interest receivable	53,517

Foreign tax reclaims receivable	46,471

Reimbursement receivable from adviser	9,382

Prepaid expenses	1,199

Total Assets	73,069,776

Liabilities

Payable for fund shares redeemed	99,594

Investment advisory fees payable	39,104

Accrued custodian and accounting fees	19,480

Distribution fees payable	15,040

Accrued audit fees	14,834

Accrued administrative fees	13,382

Accrued transfer agent fees	5,305

Accrued legal fees	3,108

Accrued trustees’ and officers’ fees	700

Accrued shareholder reports fees	381

Accrued expenses and other liabilities	367

Total Liabilities	211,295

Total Net Assets	$72,858,481

Net Assets Consist of:

Paid-in capital	$(76,720,606)

Distributable earnings	149,579,087

Total Net Assets	$72,858,481

Investments, at Cost	$47,937,052

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	2,272,459

Net Asset Value Per Share	$32.06

Statement of Operations For the Six Months Ended June 30, 2026 (unaudited)
Investment Income

Dividends	$499,991

Interest	6,102

Withholding taxes on foreign dividends	(9,037)

Total Investment Income	497,056

Expenses

Investment advisory fees	235,002

Distribution fees	90,385

Professional fees	22,925

Custodian and accounting fees	22,198

Administrative fees	15,850

Trustees’ and officers’ fees	12,476

Transfer agent fees	7,155

Shareholder reports	2,340

Other expenses	2,697

Total Expenses	411,028

Less: Fees waived	(59,122)

Total Expenses, Net	351,906

Net Investment Income/(Loss)	145,150

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	9,500,907

Net realized gain/(loss) from foreign currency transactions	6

Net change in unrealized appreciation/(depreciation) on investments	2,737,156

Net Gain on Investments and Foreign Currency Transactions	12,238,069

Net Increase in Net Assets Resulting From Operations	$12,383,219

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/26	For the Year Ended 12/31/25

Operations

Net investment income/(loss)	$145,150	$619,487

Net realized gain/(loss) from investments and foreign currency transactions	9,500,913	12,419,862

Net change in unrealized appreciation/(depreciation) on investments	2,737,156	68,421

Net Increase in Net Assets Resulting from Operations	12,383,219	13,107,770

Capital Share Transactions

Proceeds from sales of shares	13,684	2,413,758

Cost of shares redeemed	(14,744,508)	(32,262,551)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(14,730,824)	(29,848,793)

Net Decrease in Net Assets	(2,347,605)	(16,741,023)

Net Assets

Beginning of period	75,206,086	91,947,109

End of period	$72,858,481	$75,206,086

Other Information:

Shares

Sold	432	104,362

Redeemed	(501,460)	(1,302,478)

Net Decrease	(501,028)	(1,198,116)

4	The accompanying notes are an integral part of these financial statements.

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5

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/26	$27.12	$0.06	$4.88	$4.94	$32.06	18.22%	(4)

Year Ended 12/31/25	23.15	0.18	3.79	3.97	27.12	17.15%

Year Ended 12/31/24	20.04	0.16	2.95	3.11	23.15	15.52%

Year Ended 12/31/23	17.66	0.16	2.22	2.38	20.04	13.48%

Year Ended 12/31/22	18.57	0.18	(1.09)	(0.91)	17.66	(4.90)%

Year Ended 12/31/21	14.30	0.12	4.15	4.27	18.57	29.86%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio) of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$72,858	0.97%	(4)	1.14%	(4)	0.40%	(4)	0.24%	(4)	18%	(4)

75,206	0.97%		1.11%		0.74%		0.60%		48%

91,947	0.97%		1.08%		0.70%		0.59%		56%

137,092	0.97%		1.02%		0.88%		0.83%		56%

153,193	0.97%		0.98%		1.01%		1.00%		33%

219,108	0.97%		0.97%		0.71%		0.71%		45%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

June 30, 2026 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Large Cap Disciplined Value VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2026, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2026 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2026, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2026, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the six months ended June 30, 2026, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/ accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.65% up to $100 million, 0.60% from $100 to $300 million, 0.55% from $300 to $500 million, and 0.53% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2027 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.98% of

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2026, the expense limitation was 0.97%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2026, Park Avenue waived fees and/or paid Fund expenses in the amount of $59,122.

Park Avenue has entered into a Sub-Advisory Agreement with Boston Partners Global Investors, Inc. (“Boston Partners”). Boston Partners is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2026, the Fund incurred distribution fees in the amount of $90,385 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-

level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $12,742,892 and $28,083,593, respectively, for the six months ended June 30, 2026. During the six months ended June 30, 2026, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and developments, may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social or political unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 14, 2026. The Fund did not utilize the credit facility during the six months ended June 30, 2026.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that there was the following subsequent event:

On July 9, 2026, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”), which provides for the reorganization of each series (fund) of the Trust (each, a “Target Portfolio” and, collectively, the “Target Portfolios”) into corresponding series of SunAmerica Series Trust (“SAST”) or Seasons Series Trust (“SST”), as applicable, identified (each, an (“Acquiring Portfolio” and, collectively the “Acquiring Portfolios”) (each, a “Reorganization” and, collectively, the “Reorganizations”), subject to shareholder approval. Under the terms of the proposed Reorganizations, each Target Portfolio would transfer substantially all of its assets and liabilities to a corresponding Acquiring Portfolio in exchange for shares of the Acquiring Portfolio. Shares of the Acquiring Portfolio which would be distributed to shareholders of the applicable Target Portfolio, who will own Class 1 or Class 3 shares, as applicable, of the Acquiring Portfolio. Following completion of the Reorganizations, each Target Portfolio will be terminated.

Shareholders of record as of August 17, 2026 will be asked to approve the proposed Reorganizations at a special meeting of shareholders expected to be held on or about November 13, 2026. If approved and all conditions to closing are satisfied or waived, the Reorganizations are expected to be completed during the fourth quarter of 2026.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

The Reorganizations are not expected to be taxable events to contract owners of the variable insurance products investing in the Funds.

Target Portfolio	Acquiring Portfolio
Guardian Equity Income VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Value Portfolio, a series of SAST
Guardian Integrated Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian All Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Strategic Large Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Diversified Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian International Equity VIP Fund, a series of GVPT	SA BlackRock Advantage International Portfolio (formerly, SA Morgan Stanley International Equities Portfolio), a series of SAST
Guardian Balanced Allocation VIP Fund, a series of GVPT	SA Index Allocation 60/40 Portfolio, a series of SAST
Guardian Total Return Bond VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST
Guardian Core Plus Fixed Income VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST
Guardian Large Cap Fundamental Growth VIP Fund, a series of GVPT	SA MFS Large Cap Growth Portfolio, a series of SAST
Guardian Small Cap Value Diversified VIP Fund, a series of GVPT	SA Franklin Small Company Value Portfolio, a series of SAST

Target Portfolio	Acquiring Portfolio
Guardian Multi-Sector Bond VIP Fund, a series of GVPT	SA Multi-Managed Diversified Fixed Income Portfolio, a series of SST
Guardian Short Duration Bond VIP Fund, a series of GVPT	SA JPMorgan Ultra-Short Bond Portfolio, a series of SAST
Guardian Growth & Income VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian Large Cap Disciplined Value VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian International Growth VIP Fund, a series of GVPT	SA Fidelity Institutional AM International Growth Portfolio, a series of SAST
Guardian Global Utilities VIP Fund, a series of GVPT	SA Large Cap Value Index Portfolio, a series of SAST
Guardian Large Cap Disciplined Growth VIP Fund, a series of GVPT	SA Franklin Large Cap Disciplined Growth Portfolio, a newly created series of SAST
Guardian Core Fixed Income VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian U.S. Government/Credit VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian Small-Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Select Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Relative Value VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Traditional Growth VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST

13

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and subadvisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 18-19, 2026 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act, of a party to the agreement (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select

Mid Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Value Diversified VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government/Credit VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing subadvisory agreements (the “Subadvisory Agreements”) between the Manager and the following investment advisory firms engaged to serve as subadvisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund and Guardian Small Cap Value Diversified VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund and Guardian Multi-Sector Bond VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Short Duration Bond VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund and Guardian U.S. Government/Credit VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund, Guardian Select Mid Cap Core VIP Fund and Guardian Core Fixed Income VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund and Guardian Total Return Bond VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the Meeting, (each, a “Subadviser” and collectively, the “Subadvisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement,” collectively with the Management Agreement and Subadvisory Agreements, the

14

“Agreements”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Subadviser) with respect to Guardian International Equity VIP Fund, in substantially the form presented at the Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Subadviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent legal counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Subadviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Subadvisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Subadvisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Subadviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Subadvisers, monitoring the Subadvisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Subadvisers with respect to the services that the Subadvisers provide under the Subadvisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend subadvisers, and the Manager’s ability to monitor and oversee subadvisers and recommend replacement subadvisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Subadvisers on a periodic basis, follow through with additional inquiries on questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key

15

personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Subadvisers. The Trustees also considered, among other things, the terms of the Subadvisory Agreements and the range of investment advisory services provided by the Subadvisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Subadvisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Subadvisers.

Based upon these considerations, the Trustees concluded that the nature, extent and quality of services provided to the Funds by the Manager and each Subadviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Subadvisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Subadviser was generally satisfactory, or, that any steps being taken by the Manager and Subadvisers intended to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Subadvisers, but noted that the Manager had negotiated the fees with the Subadvisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Subadvisers was a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2026, through April 30, 2027. Although the Board recognized that the comparisons between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

16

The Trustees considered the subadvisory fees paid under the Subadvisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Subadvisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Subadvisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and subadvisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Subadvisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that the management and/or subadvisory fees for some Funds included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from certain of the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-

received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than subadvisory fees, that the Subadvisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Subadvisers and their affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2025, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2026, through April 30, 2027 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the S&P 500 Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year and 3-year periods.

17

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year period and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 3-year periods and higher than the Bloomberg US Aggregate Bond Index for the 5-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year and 3-year periods and in line with the S&P 500 Index for the 5-year period.

•	The Board noted that the actual management fee was in the 1st quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 3rd quintile of its performance

18

universe for the 3-year period, and in the 4th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group and the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Growth Index for the 1-year and 5-year periods and was in line with the MSCI EAFE Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.

19

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the 1-year and 3-year periods and higher than the Russell Midcap Growth Index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for the 3-year period, and in the 5th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 3-year periods and lower than the Bloomberg US Aggregate Bond Index for the 5-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 4th quintile of the expense group (but still within one basis point of median for total expenses).

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the S&P MidCap 400 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period.
•	The Board noted that the Fund’s performance was in line with the Bloomberg US Government/Credit 1-3 Year Total Return Index for the 1-year and 3-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Value Diversified VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 2000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board approved a new Subadviser effective during 2026.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

20

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and the actual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian U.S. Government/Credit VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 3rd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Intermediate Government/Credit Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 4th quintile of the expense group (but still within one basis point of median for total expenses).

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

21

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8174

Guardian Variable

Products Trust

2026

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2026

Guardian Large Cap Fundamental Growth VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Large Cap Fundamental Growth VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2026. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7 . Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

June 30, 2026 (unaudited)	Shares	Value
Common Stocks – 99.8%

Aerospace & Defense – 3.1%

Boeing Co.(1)	200	$43,294

Carpenter Technology Corp.	3,362	2,073,816

DroneShield Ltd., Reg S (Australia)(1)	38,969	65,485

General Electric Co.	7,530	2,814,187

Loar Holdings, Inc.(1)	200	16,122

		5,012,904
Automobiles – 1.8%

BYD Co. Ltd., Class H (China)	73,160	677,542

Tesla, Inc.(1)	5,365	2,256,519

		2,934,061
Biotechnology – 4.0%

Beam Therapeutics, Inc.(1)	14,296	490,639

Biogen, Inc.(1)	7,728	1,669,712

BioNTech SE, ADR(1)	5,824	541,923

Blueprint Medicines Corp.(1)(2)(3)	653	0

Centessa Pharmaceuticals PLC, ADR(1)(3)	7,300	18,250

Cytokinetics, Inc.(1)	5,923	504,580

Eikon Therapeutics, Inc.(1)	900	11,745

Gamida Cell Ltd.(1)(2)(3)	59,800	1

Gilead Sciences, Inc.	11,452	1,446,846

Hookipa Pharma, Inc.(1)(3)	2,270	2,610

Immuneering Corp., Class A(1)	9,722	48,513

Immunocore Holdings PLC, ADR(1)	2,714	86,169

Janux Therapeutics, Inc.(1)	2,300	35,328

Krystal Biotech, Inc.(1)	839	311,831

Legend Biotech Corp., ADR(1)	4,500	129,960

Moderna, Inc.(1)	4,900	343,147

Natera, Inc.(1)	1,100	298,595

Newamsterdam Pharma Co. NV(1)	6,347	215,100

Spyre Therapeutics, Inc.(1)	500	44,390

Vor BioPharma, Inc.(1)	316	5,818

XOMA Royalty Corp.(1)	3,597	152,872

		6,358,029
Broadline Retail – 6.7%

Amazon.com, Inc.(1)	39,530	9,421,580

eBay, Inc.	3,503	391,460

Etsy, Inc.(1)	6,978	525,653

Savers Value Village, Inc.(1)	23,070	232,776

Sea Ltd., ADR(1)	1,800	172,494

		10,743,963
Building Products – 0.1%

Simpson Manufacturing Co., Inc.	378	79,134

		79,134
Capital Markets – 2.2%

Bullish(1)	9,821	230,106

Coinbase Global, Inc., Class A(1)	849	124,115

Goldman Sachs Group, Inc.	1,037	1,048,791

Interactive Brokers Group, Inc., Class A	3,838	334,059

June 30, 2026 (unaudited)	Shares	Value
Capital Markets (continued)

Moody’s Corp.	100	$45,292

Morgan Stanley	7,041	1,471,851

Robinhood Markets, Inc., Class A(1)	2,131	213,697

		3,467,911
Communications Equipment – 1.7%

Arista Networks, Inc.(1)	15,600	2,650,128

		2,650,128
Construction Materials – 0.5%

Eagle Materials, Inc.	332	74,700

Martin Marietta Materials, Inc.	1,168	673,586

		748,286
Consumer Finance – 0.1%

Figure Technology Solutions, Inc., Class A(1)	4,600	141,266

		141,266
Diversified Telecommunication Services – 0.4%

Space Exploration Technologies Corp., Class A(1)	3,300	563,838

		563,838
Electrical Equipment – 1.6%

Furukawa Electric Co. Ltd. (Japan)	11,000	327,133

GE Vernova, Inc.	1,450	1,703,547

Nextpower, Inc., Class A(1)	4,100	488,474

		2,519,154
Electronic Equipment, Instruments & Components – 1.2%

Corning, Inc.	7,600	1,941,268

		1,941,268
Entertainment – 1.5%

Live Nation Entertainment, Inc.(1)	6,773	1,240,204

ROBLOX Corp., Class A(1)	21,118	1,148,397

		2,388,601
Financial Services – 0.8%

Rocket Cos., Inc., Class A(1)	34,243	539,327

Toast, Inc., Class A(1)	28,159	783,384

		1,322,711
Health Care Equipment & Supplies – 0.4%

Align Technology, Inc.(1)	3,955	667,050

Ceribell, Inc.(1)	1,339	26,044

Pulmonx Corp.(1)	3,191	4,148

RxSight, Inc.(1)	716	3,451

		700,693
Hotels, Restaurants & Leisure – 0.6%

Carnival Corp. Ltd.	12,966	370,438

Dutch Bros, Inc., Class A(1)	6,700	481,127

Kura Sushi USA, Inc., Class A(1)	2,944	169,457

		1,021,022
Household Durables – 0.3%

D.R. Horton, Inc.	3,291	536,038

		536,038

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS – GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

June 30, 2026 (unaudited)	Shares	Value
Insurance – 0.6%

Arthur J Gallagher & Co.	4,392	$1,008,271

		1,008,271
Interactive Media & Services – 17.6%

Alphabet, Inc., Class A	54,826	19,593,168

Baidu, Inc., ADR(1)	1,063	121,490

Meta Platforms, Inc., Class A	14,184	7,989,705

Tencent Holdings Ltd. (Cayman Islands)	11,432	630,009

		28,334,372
IT Services – 1.5%

Accenture PLC, Class A	100	12,444

Shopify, Inc., Class A(1)	21,634	2,470,170

		2,482,614
Leisure Products – 0.3%

Games Workshop Group PLC (United Kingdom)	1,937	555,278

		555,278
Life Sciences Tools & Services – 0.3%

10X Genomics, Inc., Class A(1)	6,030	231,190

Bio-Techne Corp.	1,803	127,382

Chemometec AS (Denmark)	2,149	119,141

Codexis, Inc.(1)	22,776	51,474

MaxCyte, Inc.(1)	7,867	9,676

		538,863
Machinery – 2.2%

Deere & Co.	2,881	1,827,505

Ingersoll Rand, Inc.	8,246	676,089

Westinghouse Air Brake Technologies Corp.	3,943	1,063,033

		3,566,627
Metals & Mining – 0.4%

Vale SA, ADR	46,188	694,668

		694,668
Pharmaceuticals – 8.0%

Aclaris Therapeutics, Inc.(1)	1,100	5,819

Corcept Therapeutics, Inc.(1)	5,550	482,573

Eli Lilly & Co.	4,912	5,891,600

Kardigan, Inc.(1)	1,900	45,315

Royalty Pharma PLC, Class A	83,628	4,689,022

UCB SA (Belgium)	5,114	1,531,296

Zevra Therapeutics, Inc.(1)	8,671	124,342

		12,769,967
Professional Services – 0.6%

UL Solutions, Inc., Class A	9,081	924,991

		924,991
Real Estate Management & Development – 0.1%

Compass, Inc., Class A(1)	18,900	233,037

		233,037
Semiconductors & Semiconductor Equipment – 28.9%

ASML Holding NV	1,600	3,183,104

Astera Labs, Inc.(1)	260	125,585

June 30, 2026 (unaudited)	Shares	Value
Semiconductors & Semiconductor Equipment (continued)

BE Semiconductor Industries NV (Netherlands)	2,503	$821,894

Broadcom, Inc.	11,900	4,495,225

Cerebras Systems, Inc., Class A(1)	700	154,700

Intel Corp.(1)	10,800	1,508,004

Micron Technology, Inc.	5,800	6,694,882

NVIDIA Corp.	98,644	19,737,678

SiTime Corp.(1)	2,557	1,906,397

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	16,216	7,744,275

		46,371,744
Software – 4.5%

Appfolio, Inc., Class A(1)	309	49,548

AppLovin Corp., Class A(1)	700	360,661

BitMine Immersion Technologies, Inc.	3,351	44,602

Crowdstrike Holdings, Inc., Class A(1)	1,700	1,297,338

CyberArk Software Ltd.(1)(2)	800	36,000

Figma, Inc., Class A(1)	500	9,045

Palo Alto Networks, Inc.(1)	6,381	2,176,048

SailPoint, Inc.(1)	1,000	14,640

Samsara, Inc., Class A(1)	18,114	587,437

ServiceTitan, Inc., Class A(1)	8,603	608,318

Synopsys, Inc.(1)	3,600	1,605,852

Zeta Global Holdings Corp., Class A(1)	14,979	294,787

Zscaler, Inc.(1)	700	98,805

		7,183,081
Specialty Retail – 1.5%

Lowe’s Cos., Inc.	10,999	2,425,170

		2,425,170
Technology Hardware, Storage & Peripherals – 4.2%

Apple, Inc.	23,307	6,744,114

		6,744,114
Textiles, Apparel & Luxury Goods – 0.1%

Kering SA (France)	500	142,171

		142,171
Tobacco – 1.5%

British American Tobacco PLC, ADR	14,680	906,637

Philip Morris International, Inc.	8,485	1,535,021

		2,441,658
Trading Companies & Distributors – 0.5%

Ferguson Enterprises, Inc. (United Kingdom)	3,644	869,298

		869,298

Total Common Stocks (Cost $111,793,883)		160,414,931

Total Investments – 99.8% (Cost $111,793,883)		160,414,931

Assets in excess of other liabilities – 0.2%		266,401

Total Net Assets – 100.0%		$160,681,332

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

(1)	Non–income–producing security.
(2)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Blueprint Medicines Corp.	653	$300	$0	7/21/2025	0.00%
CyberArk Software Ltd.	800	36,000	36,000	2/12/2026	0.02
Gamida Cell Ltd.	59,800	90,298	1	7/18/2023	0.00

(3)	Security valued using significant unobservable inputs (Level 3).

Legend:

ADR — American Depositary Receipt

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$154,618,823	$5,775,247	*	$20,861	$160,414,931
Total	$154,618,823	$5,775,247		$20,861	$160,414,931

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Statement of Assets and Liabilities As of June 30, 2026 (unaudited)
Assets

Investments, at value	$160,414,931

Cash	94,374

Receivable for investments sold	662,557

Dividends/interest receivable	35,961

Foreign tax reclaims receivable	3,654

Reimbursement receivable from adviser	2,940

Prepaid expenses	3,258

Total Assets	161,217,675

Liabilities

Due to custodian foreign currency	972

Payable for fund shares redeemed	334,860

Investment advisory fees payable	79,092

Distribution fees payable	32,887

Accrued custodian and accounting fees	20,295

Accrued administrative fees	19,180

Payable for investments purchased	18,250

Accrued audit fees	15,353

Accrued legal fees	6,976

Accrued transfer agent fees	6,137

Accrued trustees’ and officers’ fees	1,283

Accrued expenses and other liabilities	1,058

Total Liabilities	536,343

Total Net Assets	$160,681,332

Net Assets Consist of:

Paid-in capital	$(158,169,099)

Distributable earnings	318,850,431

Total Net Assets	$160,681,332

Investments, at Cost	$111,793,883

Foreign Currency, Proceeds	$974

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	3,862,613

Net Asset Value Per Share	$41.60

Statement of Operations For the Six Months Ended June 30, 2026 (unaudited)
Investment Income

Dividends	$457,063

Interest	2,278

Withholding taxes on foreign dividends	(14,678)

Total Investment Income	444,663

Expenses

Investment advisory fees	483,797

Distribution fees	201,317

Professional fees	33,351

Trustees’ and officers’ fees	27,706

Custodian and accounting fees	26,859

Administrative fees	22,634

Transfer agent fees	8,234

Shareholder reports	3,133

Other expenses	5,951

Total Expenses	812,982

Less: Fees waived	(21,103)

Total Expenses, Net	791,879

Net Investment Income/(Loss)	(347,216)

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	11,915,489

Net realized gain/(loss) from foreign currency transactions	272

Net change in unrealized appreciation/(depreciation) on investments	1,966,855

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(62)

Net Gain on Investments and Foreign Currency Transactions	13,882,554

Net Increase in Net Assets Resulting From Operations	$13,535,338

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/26	For the Year Ended 12/31/25

Operations

Net investment income/(loss)	$(347,216)	$(671,777)

Net realized gain/(loss) from investments and foreign currency transactions	11,915,761	33,953,665

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	1,966,793	(7,574,759)

Net Increase in Net Assets Resulting from Operations	13,535,338	25,707,129

Capital Share Transactions

Proceeds from sales of shares	5,574,162	7,458,797

Cost of shares redeemed	(25,889,321)	(63,377,976)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(20,315,159)	(55,919,179)

Net Decrease in Net Assets	(6,779,821)	(30,212,050)

Net Assets

Beginning of period	167,461,153	197,673,203

End of period	$160,681,332	$167,461,153

Other Information: Shares

Sold	147,060	236,852

Redeemed	(662,116)	(1,818,169)

Net Decrease	(515,056)	(1,581,317)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Loss(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/26	$38.25	$(0.08)	$3.43	$3.35	$41.60	8.76%	(4)

Year Ended 12/31/25	33.17	(0.13)	5.21	5.08	38.25	15.32%

Year Ended 12/31/24	25.50	(0.16)	7.83	7.67	33.17	30.08%

Year Ended 12/31/23	17.64	(0.07)	7.93	7.86	25.50	44.56%

Year Ended 12/31/22	26.23	(0.05)	(8.54)	(8.59)	17.64	(32.75)%

Year Ended 12/31/21	21.57	(0.08)	4.74	4.66	26.23	21.60%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income/(Loss) to Average Net Assets(3)		Gross Ratio of Net Investment Loss to Average Net Assets		Portfolio Turnover Rate

$160,681	0.98%	(4)	1.01%	(4)	(0.43)%	(4)	(0.46)%	(4)	27%	(4)

167,461	0.99%		1.00%		(0.38)%		(0.39)%		40%

197,673	0.99%		0.99%		0.51%		(0.51)%		56%

246,918	0.96%		0.96%		0.31%		(0.31)%		98%

253,603	0.93%		0.93%		0.25%		(0.25)%		31%

348,302	0.91%		0.91%		(0.34)%		(0.34)%		21%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers, expense limitations, and recoupments, if any.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

June 30, 2026 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Large Cap Fundamental Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a non-diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2026 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2026, the Fund had three securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2026, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the six months ended June 30, 2026, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/ accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.62% up to $100 million, 0.57% from $100 to $300 million, 0.52% from $300 to $500 million, and 0.50% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2027 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.99% of the Fund’s average daily net assets (excluding, if

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2026, the expense limitation was 0.98%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2026, Park Avenue waived fees and/or paid Fund expenses in the amount of $21,103.

Park Avenue has entered into a Sub-Advisory Agreement with FIAM LLC (“FIAM”). FIAM is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2026, the Fund incurred distribution fees in the amount of $201,317 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $44,496,485 and $64,550,560, respectively, for the six months ended June 30, 2026. During the six months ended June 30, 2026, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2026, the Fund held three illiquid securities.

f. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and developments, may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social or political unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement)

that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 14, 2026. The Fund did not utilize the credit facility during the six months ended June 30, 2026.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that there was the following subsequent event:

On July 9, 2026, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”), which provides for the reorganization of each series (fund) of the Trust (each, a “Target Portfolio” and, collectively, the “Target Portfolios”) into corresponding series of SunAmerica Series Trust (“SAST”) or Seasons Series Trust (“SST”), as applicable, identified (each, an (“Acquiring Portfolio” and, collectively the “Acquiring Portfolios”) (each, a “Reorganization” and, collectively, the “Reorganizations”), subject to shareholder approval. Under the terms of the proposed Reorganizations, each Target Portfolio would transfer substantially all of its assets and liabilities to a corresponding Acquiring Portfolio in exchange for shares of the Acquiring Portfolio. Shares of the Acquiring Portfolio which would be distributed to shareholders of the applicable Target Portfolio, who will own Class 1 or Class 3 shares, as applicable, of the Acquiring Portfolio. Following completion of the Reorganizations, each Target Portfolio will be terminated.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Shareholders of record as of August 17, 2026 will be asked to approve the proposed Reorganizations at a special meeting of shareholders expected to be held on or about November 13, 2026. If approved and all conditions to closing are satisfied or waived, the Reorganizations are expected to be completed during the fourth quarter of 2026.

The Reorganizations are not expected to be taxable events to contract owners of the variable insurance products investing in the Funds.

Target Portfolio	Acquiring Portfolio
Guardian Equity Income VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Value Portfolio, a series of SAST
Guardian Integrated Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian All Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Strategic Large Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Diversified Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian International Equity VIP Fund, a series of GVPT	SA BlackRock Advantage International Portfolio (formerly, SA Morgan Stanley International Equities Portfolio), a series of SAST
Guardian Balanced Allocation VIP Fund, a series of GVPT	SA Index Allocation 60/40 Portfolio, a series of SAST
Guardian Total Return Bond VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST
Guardian Core Plus Fixed Income VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST
Guardian Large Cap Fundamental Growth VIP Fund, a series of GVPT	SA MFS Large Cap Growth Portfolio, a series of SAST

Target Portfolio	Acquiring Portfolio
Guardian Small Cap Value Diversified VIP Fund, a series of GVPT	SA Franklin Small Company Value Portfolio, a series of SAST
Guardian Multi-Sector Bond VIP Fund, a series of GVPT	SA Multi-Managed Diversified Fixed Income Portfolio, a series of SST
Guardian Short Duration Bond VIP Fund, a series of GVPT	SA JPMorgan Ultra-Short Bond Portfolio, a series of SAST
Guardian Growth & Income VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian Large Cap Disciplined Value VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian International Growth VIP Fund, a series of GVPT	SA Fidelity Institutional AM International Growth Portfolio, a series of SAST
Guardian Global Utilities VIP Fund, a series of GVPT	SA Large Cap Value Index Portfolio, a series of SAST
Guardian Large Cap Disciplined Growth VIP Fund, a series of GVPT	SA Franklin Large Cap Disciplined Growth Portfolio, a newly created series of SAST
Guardian Core Fixed Income VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian U.S. Government/Credit VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian Small-Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Select Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Relative Value VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Traditional Growth VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and subadvisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 18-19, 2026 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act, of a party to the agreement (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select

Mid Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Value Diversified VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government/Credit VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing subadvisory agreements (the “Subadvisory Agreements”) between the Manager and the following investment advisory firms engaged to serve as subadvisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund and Guardian Small Cap Value Diversified VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund and Guardian Multi-Sector Bond VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Short Duration Bond VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund and Guardian U.S. Government/Credit VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund, Guardian Select Mid Cap Core VIP Fund and Guardian Core Fixed Income VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund and Guardian Total Return Bond VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the Meeting, (each, a “Subadviser” and collectively, the “Subadvisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement,” collectively with the Management

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Agreement and Subadvisory Agreements, the “Agreements”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Subadviser) with respect to Guardian International Equity VIP Fund, in substantially the form presented at the Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Subadviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent legal counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Subadviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Subadvisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Subadvisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the

Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Subadviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Subadvisers, monitoring the Subadvisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Subadvisers with respect to the services that the Subadvisers provide under the Subadvisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend subadvisers, and the Manager’s ability to monitor and oversee subadvisers and recommend replacement subadvisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Subadvisers on a periodic basis, follow through with additional inquiries on questions or concerns that arise during the meetings and, as

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SUPPLEMENTAL INFORMATION (UNAUDITED)

necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Subadvisers. The Trustees also considered, among other things, the terms of the Subadvisory Agreements and the range of investment advisory services provided by the Subadvisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Subadvisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Subadvisers.

Based upon these considerations, the Trustees concluded that the nature, extent and quality of services provided to the Funds by the Manager and each Subadviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds.

The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data,

which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Subadvisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Subadviser was generally satisfactory, or, that any steps being taken by the Manager and Subadvisers intended to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Subadvisers, but noted that the Manager had negotiated the fees with the Subadvisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Subadvisers was a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2026, through April 30, 2027. Although the Board recognized that the comparisons between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and

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SUPPLEMENTAL INFORMATION (UNAUDITED)

variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the subadvisory fees paid under the Subadvisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Subadvisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Subadvisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and subadvisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Subadvisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that the management and/or subadvisory fees for some Funds included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from certain of the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than subadvisory fees, that the Subadvisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Subadvisers and their affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2025, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2026, through April 30, 2027 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the S&P 500 Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year and 3-year periods.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year period and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 3-year periods and higher than the Bloomberg US Aggregate Bond Index for the 5-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year and 3-year periods and in line with the S&P 500 Index for the 5-year period.

•	The Board noted that the actual management fee was in the 1st quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the
1-year period and in the 5th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 3rd quintile of its performance universe for the 3-year period, and in the 4th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group and the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Growth Index for the 1-year and 5-year periods and was in line with the MSCI EAFE Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the 1-year and 3-year periods and higher than the Russell Midcap Growth Index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for the 3-year period, and in the 5th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index

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for the 1-year and 3-year periods and lower than the Bloomberg US Aggregate Bond Index for the 5-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 4th quintile of the expense group (but still within one basis point of median for total expenses).

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the S&P MidCap 400 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was in line with the Bloomberg US Government/Credit 1-3 Year Total Return Index for the 1-year and 3-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Value Diversified VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 2000 Value Index for the 1-year, 3-year and 5-year periods.
•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board approved a new Subadviser effective during 2026.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and the actual management fee and the total expenses were in the 3rd quintile of the expense group.

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian U.S. Government/Credit VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 3rd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Intermediate Government/Credit Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that a new Subadviser was retained in 2025.
•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 4th quintile of the expense group (but still within one basis point of median for total expenses).

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

21

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8175

Guardian Variable

Products Trust

2026

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2026

Guardian Mid Cap Relative Value VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Mid Cap Relative Value VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2026. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

June 30, 2026 (unaudited)	Shares	Value
Common Stocks – 98.6%

Aerospace & Defense – 3.0%

L3Harris Technologies, Inc.	2,039	$592,513

StandardAero, Inc.(1)	71,326	2,133,361

		2,725,874

Automobile Components – 1.3%

Aptiv PLC(1)	19,044	1,168,921

		1,168,921
Banks – 4.7%

Fifth Third Bancorp	42,794	2,412,298

First Citizens BancShares, Inc., Class A	447	930,113

Regions Financial Corp.	33,115	1,000,073

		4,342,484
Beverages – 3.4%

Keurig Dr Pepper, Inc.	68,831	2,252,839

Primo Brands Corp.	34,755	849,412

		3,102,251
Building Products – 1.3%

Carlisle Cos., Inc.	1,711	620,665

Owens Corning	3,643	579,091

		1,199,756
Capital Markets – 1.2%

Ameriprise Financial, Inc.	1,448	664,284

Coinbase Global, Inc., Class A(1)	3,004	439,155

		1,103,439
Chemicals – 3.5%

Eastman Chemical Co.	11,592	776,432

RPM International, Inc.	22,003	2,445,634

		3,222,066
Commercial Services & Supplies – 3.3%

Copart, Inc.(1)	9,673	272,682

Republic Services, Inc.	12,809	2,729,342

		3,002,024

Construction & Engineering – 0.6%

API Group Corp.(1)	12,419	525,945

		525,945

Construction Materials – 2.6%

Amrize Ltd.(1)	11,524	614,229

Vulcan Materials Co.	6,140	1,811,362

		2,425,591

Diversified Financial Services – 0.0%

Pershing Square Tontine Holdings Ltd.(1)(2)(3)	125,172	0

		0
Electric Utilities – 6.5%

American Electric Power Co., Inc.	22,830	3,123,372

FirstEnergy Corp.	59,207	2,814,701

		5,938,073

June 30, 2026 (unaudited)	Shares	Value

Electronic Equipment, Instruments & Components – 6.6%

CDW Corp.	16,415	$2,308,606

Keysight Technologies, Inc.(1)	8,248	2,887,377

Novanta, Inc.(1)	4,951	803,250

		5,999,233
Energy Equipment & Services – 2.4%

Baker Hughes Co.	39,443	2,189,086

		2,189,086
Entertainment – 0.8%

Liberty Media Corp.-Liberty Formula One, Class C(1)	7,634	726,299

		726,299
Financial Services – 0.6%

Rocket Cos., Inc., Class A(1)	33,748	531,531

		531,531
Ground Transportation – 3.0%

Canadian Pacific Kansas City Ltd.	21,116	1,829,701

Knight-Swift Transportation Holdings, Inc.	11,723	912,870

		2,742,571
Health Care Equipment & Supplies – 2.4%

Alcon AG	22,673	1,521,358

Globus Medical, Inc., Class A(1)	8,477	669,768

		2,191,126
Health Care Providers & Services – 3.2%

Labcorp Holdings, Inc.	10,614	2,971,920

		2,971,920
Household Durables – 1.5%

Somnigroup International, Inc.	17,953	1,407,515

		1,407,515
Household Products – 3.0%

Church & Dwight Co., Inc.	28,032	2,715,740

		2,715,740
Insurance – 4.2%

Arch Capital Group Ltd.(1)	22,129	2,147,841

Loews Corp.	15,381	1,741,283

		3,889,124
IT Services – 2.3%

Okta, Inc.(1)	15,560	2,123,162

		2,123,162
Life Sciences Tools & Services – 6.2%

Charles River Laboratories International, Inc.(1)	10,039	2,276,745

Qiagen NV	12,363	483,393

Revvity, Inc.	12,041	1,339,682

Waters Corp.(1)	4,211	1,579,293

		5,679,113
Machinery – 6.0%

Donaldson Co., Inc.	5,419	486,464

Gates Industrial Corp. PLC(1)	65,827	1,841,181

Ingersoll Rand, Inc.	9,517	780,299

Mueller Industries, Inc.	6,664	819,206

Toro Co.	15,932	1,552,095

		5,479,245

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

June 30, 2026 (unaudited)	Shares	Value
Metals & Mining – 1.9%

Freeport-McMoRan, Inc.	15,415	$969,450

Hecla Mining Co.	7,728	119,243

Nucor Corp.	2,831	630,605

		1,719,298
Mortgage REITs – 1.5%

Annaly Capital Management, Inc.	62,251	1,391,932

		1,391,932
Oil, Gas & Consumable Fuels – 5.6%

EOG Resources, Inc.	11,605	1,505,517

EQT Corp.	28,455	1,512,952

Valero Energy Corp.	8,016	2,087,687

		5,106,156
Professional Services – 1.5%

Booz Allen Hamilton Holding Corp.	3,067	186,075

Jacobs Solutions, Inc.	9,262	1,167,012

		1,353,087
Real Estate Management & Development – 1.7%

CBRE Group, Inc., Class A(1)	11,583	1,560,114

		1,560,114
Semiconductors & Semiconductor Equipment – 4.7%

ON Semiconductor Corp.(1)	13,668	1,292,172

Qnity Electronics, Inc., Class W/I	18,593	3,036,423

		4,328,595
Specialized REITs – 1.5%

Weyerhaeuser Co.	57,931	1,386,868

		1,386,868
Specialty Retail – 1.7%

AutoZone, Inc.(1)	500	1,597,970

		1,597,970
Textiles, Apparel & Luxury Goods – 0.9%

PVH Corp.	10,906	809,880

		809,880
Trading Companies & Distributors – 2.1%

AerCap Holdings NV	11,331	1,651,833

WESCO International, Inc.	790	272,890

		1,924,723
Water Utilities – 1.9%

American Water Works Co., Inc.	13,138	1,728,698

		1,728,698

Total Common Stocks (Cost $64,617,045)		90,309,410
Rights – 0.0%

Pershing Square Tontine Holdings Ltd.(1) (3)	38,465	0

Total Rights (Cost $0)		0

June 30, 2026 (unaudited)	Shares	Value
Warrants – 0.0%

Pershing Square Tontine Holdings Ltd.(1) (3)	14,344	$0

Total Warrants (Cost $0)		0

	Principal Amount	Value
Repurchase Agreements – 0.9%

Fixed Income Clearing Corp., 1.06%, dated 6/30/2026, proceeds at maturity value of $814,105, due 7/1/2026(4)	$814,081	814,081

Total Repurchase Agreements (Cost $814,081)		814,081

Total Investments – 99.5% (Cost $65,431,126)		91,123,491

Assets in excess of other liabilities – 0.5%		470,370

Total Net Assets – 100.0%		$91,593,861

(1)	Non–income–producing security.
(2)

Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.

(3)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Pershing Square Tontine Holdings Ltd.	14,344	$0	$0	7/26/2022	0.00%
Pershing Square Tontine Holdings Ltd.	38,465	0	0	12/19/2023	0.00
Pershing Square Tontine Holdings Ltd.	125,172	0	0	7/26/2022	0.00

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.00%	12/15/2027	$830,400	$830,435

Legend:

REITs — Real Estate Investment Trusts

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$90,309,410	$—	$—	$90,309,410
Rights	—	0	—	0
Warrants	—	0	—	0
Repurchase Agreements	—	814,081	—	814,081
Total	$90,309,410	$814,081	$—	$91,123,491

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Statement of Assets and Liabilities As of June 30, 2026 (unaudited)
Assets

Investments, at value	$91,123,491

Receivable for investments sold	682,962

Dividends/interest receivable	109,364

Receivable for fund shares subscribed	21,042

Foreign tax reclaims receivable	9,153

Reimbursement receivable from adviser	6,851

Prepaid expenses	1,446

Total Assets	91,954,309

Liabilities

Payable for fund shares redeemed	115,610

Payable for investments purchased	115,477

Investment advisory fees payable	53,847

Distribution fees payable	18,697

Accrued custodian and accounting fees	15,683

Accrued audit fees	14,833

Accrued administrative fees	14,534

Accrued transfer agent fees	6,244

Accrued legal fees	3,866

Accrued trustees’ and officers’ fees	768

Accrued shareholder reports fees	434

Accrued expenses and other liabilities	455

Total Liabilities	360,448

Total Net Assets	$91,593,861

Net Assets Consist of:

Paid-in capital	$(65,966,182)

Distributable earnings	157,560,043

Total Net Assets	$91,593,861

Investments, at Cost	$65,431,126

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	3,594,513

Net Asset Value Per Share	$25.48

Statement of Operations For the Six Months Ended June 30, 2026 (unaudited)
Investment Income

Dividends	$725,674

Interest	12,435

Withholding taxes on foreign dividends	(2,880)

Total Investment Income	735,229

Expenses

Investment advisory fees	331,293

Distribution fees	115,038

Professional fees	25,085

Custodian and accounting fees	22,989

Administrative fees	17,329

Trustees’ and officers’ fees	15,924

Transfer agent fees	8,373

Shareholder reports	2,482

Other expenses	3,301

Total Expenses	541,814

Less: Fees waived	(40,248)

Total Expenses, Net	501,566

Net Investment Income/(Loss)	233,663

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	7,239,233

Net realized gain/(loss) from foreign currency transactions	55

Net change in unrealized appreciation/(depreciation) on investments	4,045,407

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	3

Net Gain on Investments and Foreign Currency Transactions	11,284,698

Net Increase in Net Assets Resulting From Operations	$11,518,361

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/26	For the Year Ended 12/31/25

Operations

Net investment income/(loss)	$233,663	$825,127

Net realized gain/(loss) from investments and foreign currency transactions	7,239,288	14,669,555

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	4,045,410	(10,034,261)

Net Increase/(Decrease) in Net Assets Resulting from Operations	11,518,361	(5,460,421)

Capital Share Transactions

Proceeds from sales of shares	2,159,198	7,296,847

Cost of shares redeemed	(17,440,892)	(29,997,106)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(15,281,694)	(22,700,259)

Net Decrease in Net Assets	(3,763,333)	(17,239,838)

Net Assets

Beginning of period	95,357,194	112,597,032

End of period	$91,593,861	$95,357,194

Other Information:

Shares

Sold	88,095	337,996

Redeemed	(715,519)	(1,380,736)

Net Decrease	(627,424)	(1,042,740)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/26	$22.59	$0.06	$2.83	$2.89	$25.48	12.79%	(4)

Year Ended 12/31/25	21.39	0.17	1.03	1.20	22.59	5.61%

Year Ended 12/31/24	19.16	0.21	2.02	2.23	21.39	11.64%

Year Ended 12/31/23	17.56	0.17	1.43	1.60	19.16	9.11%

Year Ended 12/31/22	18.45	0.14	(1.03)	(0.89)	17.56	(4.82)%

Year Ended 12/31/21	14.32	0.05	4.08	4.13	18.45	28.84%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$91,594	1.09%	(4)	1.18%	(4)	0.51%	(4)	0.42%	(4)	21%	(4)

95,357	1.09%		1.15%		0.80%		0.74%		33%

112,597	1.08%		1.12%		0.99%		0.95%		14%

153,806	1.08%		1.08%		0.97%		0.97%		23%

173,859	1.05%		1.05%		0.83%		0.83%		24%

237,063	1.05%		1.05%		0.32%		0.32%		31%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers, expense limitations, and recoupments, if any.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

June 30, 2026 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Mid Cap Relative Value VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2026, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2026 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2026, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2026, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the six months ended June 30, 2026, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/ accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.72% up to $100 million, 0.67% from $100 to $300 million, 0.62% from $300 to $500 million, and 0.60% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2027 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.09% of

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2026, Park Avenue waived fees and/or paid Fund expenses in the amount of $40,248.

Park Avenue has entered into a Sub-Advisory Agreement with Allspring Global Investments, LLC (“Allspring”). Allspring is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2026, the Fund incurred distribution fees in the amount of $115,038 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $19,087,013 and $32,625,664, respectively, for the six months ended June 30, 2026. During the six months ended June 30, 2026, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2026, the Fund held three illiquid securities.

f. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and developments, may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social or political unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 14, 2026. The Fund did not utilize the credit facility during the six months ended June 30, 2026.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that there was the following subsequent event:

On July 9, 2026, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”), which provides for the reorganization of each series (fund) of the Trust (each, a “Target Portfolio” and, collectively, the “Target Portfolios”) into corresponding series of SunAmerica Series Trust (“SAST”) or Seasons Series Trust (“SST”), as applicable, identified (each, an (“Acquiring Portfolio” and, collectively the “Acquiring Portfolios”) (each, a “Reorganization” and, collectively, the “Reorganizations”), subject to shareholder approval. Under the terms of the proposed Reorganizations, each Target Portfolio would transfer substantially all of its assets and liabilities to a corresponding Acquiring

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Portfolio in exchange for shares of the Acquiring Portfolio. Shares of the Acquiring Portfolio which would be distributed to shareholders of the applicable Target Portfolio, who will own Class 1 or Class 3 shares, as applicable, of the Acquiring Portfolio. Following completion of the Reorganizations, each Target Portfolio will be terminated.

Shareholders of record as of August 17, 2026 will be asked to approve the proposed Reorganizations at a special meeting of shareholders expected to be held on or about November 13, 2026. If approved and all conditions to closing are satisfied or waived, the Reorganizations are expected to be completed during the fourth quarter of 2026.

The Reorganizations are not expected to be taxable events to contract owners of the variable insurance products investing in the Funds.

Target Portfolio	Acquiring Portfolio
Guardian Equity Income VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Value Portfolio, a series of SAST
Guardian Integrated Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian All Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Strategic Large Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Diversified Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian International Equity VIP Fund, a series of GVPT	SA BlackRock Advantage International Portfolio (formerly, SA Morgan Stanley International Equities Portfolio), a series of SAST
Guardian Balanced Allocation VIP Fund, a series of GVPT	SA Index Allocation 60/40 Portfolio, a series of SAST
Guardian Total Return Bond VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST

Target Portfolio	Acquiring Portfolio
Guardian Core Plus Fixed Income VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST
Guardian Large Cap Fundamental Growth VIP Fund, a series of GVPT	SA MFS Large Cap Growth Portfolio, a series of SAST
Guardian Small Cap Value Diversified VIP Fund, a series of GVPT	SA Franklin Small Company Value Portfolio, a series of SAST
Guardian Multi-Sector Bond VIP Fund, a series of GVPT	SA Multi-Managed Diversified Fixed Income Portfolio, a series of SST
Guardian Short Duration Bond VIP Fund, a series of GVPT	SA JPMorgan Ultra-Short Bond Portfolio, a series of SAST
Guardian Growth & Income VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian Large Cap Disciplined Value VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian International Growth VIP Fund, a series of GVPT	SA Fidelity Institutional AM International Growth Portfolio, a series of SAST
Guardian Global Utilities VIP Fund, a series of GVPT	SA Large Cap Value Index Portfolio, a series of SAST
Guardian Large Cap Disciplined Growth VIP Fund, a series of GVPT	SA Franklin Large Cap Disciplined Growth Portfolio, a newly created series of SAST
Guardian Core Fixed Income VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian U.S. Government/Credit VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian Small-Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Select Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Relative Value VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Traditional Growth VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and subadvisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 18-19, 2026 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act, of a party to the agreement (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund;

Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Value Diversified VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government/Credit VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing subadvisory agreements (the “Subadvisory Agreements”) between the Manager and the following investment advisory firms engaged to serve as subadvisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund and Guardian Small Cap Value Diversified VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund and Guardian Multi-Sector Bond VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Short Duration Bond VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund and Guardian U.S. Government/Credit VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund, Guardian Select Mid Cap Core VIP Fund and Guardian Core Fixed Income VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund and Guardian Total Return Bond VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the Meeting, (each, a “Subadviser” and collectively, the “Subadvisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Agreement,” collectively with the Management Agreement and Subadvisory Agreements, the “Agreements”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Subadviser) with respect to Guardian International Equity VIP Fund, in substantially the form presented at the Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Subadviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent legal counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Subadviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Subadvisers; (ii) the investment performance of each

Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Subadvisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Subadviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Subadvisers, monitoring the Subadvisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Subadvisers with respect to the services that the Subadvisers provide under the Subadvisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend subadvisers, and the Manager’s ability to monitor and oversee subadvisers and recommend replacement subadvisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Subadvisers on a periodic basis, follow through with additional inquiries on questions or concerns that arise during the meetings and, as

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Subadvisers. The Trustees also considered, among other things, the terms of the Subadvisory Agreements and the range of investment advisory services provided by the Subadvisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Subadvisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Subadvisers.

Based upon these considerations, the Trustees concluded that the nature, extent and quality of services provided to the Funds by the Manager and each Subadviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each

Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Subadvisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Subadviser was generally satisfactory, or, that any steps being taken by the Manager and Subadvisers intended to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Subadvisers, but noted that the Manager had negotiated the fees with the Subadvisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Subadvisers was a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2026, through April 30, 2027. Although the Board recognized that the comparisons between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that

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SUPPLEMENTAL INFORMATION (UNAUDITED)

the comparative information supported their consideration and approval of the management fees and their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the subadvisory fees paid under the Subadvisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Subadvisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Subadvisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and subadvisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Subadvisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that the management and/or subadvisory fees for some Funds included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from certain of the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the

1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than subadvisory fees, that the Subadvisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Subadvisers and their affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2025, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2026, through April 30, 2027 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the S&P 500 Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year period and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 3-year periods and higher than the Bloomberg US Aggregate Bond Index for the 5-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year and 3-year periods and in line with the S&P 500 Index for the 5-year period.

•	The Board noted that the actual management fee was in the 1st quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 3rd quintile of its performance universe for the 3-year period, and in the 4th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year, 3-year and 5-year periods.

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group and the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Growth Index for the 1-year and 5-year periods and was in line with the MSCI EAFE Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.
•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the 1-year and 3-year periods and higher than the Russell Midcap Growth Index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the

19

SUPPLEMENTAL INFORMATION (UNAUDITED)

1-year period, in the 4th quintile of its performance universe for the 3-year period, and in the 5th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 3-year periods and lower than the Bloomberg US Aggregate Bond Index for the 5-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 4th quintile of the expense group (but still within one basis point of median for total expenses).

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the S&P MidCap 400 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was in line with the Bloomberg US Government/Credit 1-3 Year Total Return Index for the 1-year and 3-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Value Diversified VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile of its performance universe for the 5-year period.
•	The Board noted that the Fund’s performance was lower than the Russell 2000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board approved a new Subadviser effective during 2026.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

the actual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian U.S. Government/Credit VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 3rd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Intermediate Government/Credit Index for the 1-year, 3-year and 5-year periods.
•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 4th quintile of the expense group (but still within one basis point of median for total expenses).

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

21

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8176

Guardian Variable

Products Trust

2026

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2026

Guardian Mid Cap Traditional Growth VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2026. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

June 30, 2026 (unaudited)	Shares	Value
Common Stocks – 98.8%
Aerospace & Defense – 1.7%

Arxis, Inc., Class A(1)	3,211	$148,156

CAE, Inc. (Canada)(1)	8,062	201,855

StandardAero, Inc.(1)	10,514	314,474

		664,485
Biotechnology – 5.1%

Argenx SE, ADR(1)	566	525,118

Ascendis Pharma AS(1)	796	212,309

Bridgebio Pharma, Inc.(1)	3,335	248,391

Madrigal Pharmaceuticals, Inc.(1)	412	221,223

Praxis Precision Medicines, Inc.(1)	612	204,891

Revolution Medicines, Inc.(1)	1,677	314,069

Vaxcyte, Inc.(1)	4,660	270,886

		1,996,887
Capital Markets – 3.9%

Cboe Global Markets, Inc.	976	236,846

Charles Schwab Corp.	2,492	229,937

LPL Financial Holdings, Inc.	3,751	1,056,581

		1,523,364
Chemicals – 1.5%

Corteva, Inc.	7,142	604,856

		604,856
Commercial Services & Supplies – 5.9%

Cimpress PLC(1)	5,016	510,127

Clean Harbors, Inc.(1)	1,459	435,876

RB Global, Inc.	5,505	641,057

Rentokil Initial PLC (United Kingdom)	26,725	151,303

Rentokil Initial PLC ADR	11,285	322,864

Veralto Corp.	3,135	278,012

		2,339,239
Construction & Engineering – 2.5%

API Group Corp.(1)	22,886	969,222

		969,222
Consumer Staples Distribution & Retail – 0.5%

Dollar Tree, Inc.(1)	1,528	184,812

		184,812
Electric Utilities – 2.4%

Alliant Energy Corp.	12,452	949,963

		949,963
Electrical Equipment – 2.7%

Innio NV(1)	4,333	171,370

Sensata Technologies Holding PLC	18,796	897,321

		1,068,691
Electronic Equipment, Instruments & Components – 9.9%

CDW Corp.	2,352	330,785

Flex Ltd.(1)	13,066	2,117,606

TE Connectivity PLC	1,871	377,213

Teledyne Technologies, Inc.(1)	1,601	1,067,707

		3,893,311

June 30, 2026 (unaudited)	Shares	Value
Entertainment – 2.3%

Liberty Media Corp.-Liberty Formula One, Class A(1)	1,228	$107,499

Liberty Media Corp.-Liberty Formula One, Class C(1)	8,344	793,848

		901,347
Financial Services – 1.9%

WEX, Inc.(1)	5,234	738,465

		738,465
Ground Transportation – 5.5%

Canadian Pacific Kansas City Ltd.	6,633	574,749

JB Hunt Transport Services, Inc.	3,943	1,141,223

TFI International, Inc.	3,275	470,192

		2,186,164
Health Care Equipment & Supplies – 7.7%

Boston Scientific Corp.(1)	11,403	486,680

Cooper Cos., Inc.(1)	4,500	322,695

Glaukos Corp.(1)	1,205	168,411

Globus Medical, Inc., Class A(1)	3,843	303,635

ICU Medical, Inc.(1)	2,316	339,526

Lantheus Holdings, Inc.(1)	1,977	219,328

Medline, Inc., Class A(1)	5,217	205,758

STERIS PLC	1,456	306,590

Teleflex, Inc.	5,247	665,110

		3,017,733
Hotels, Restaurants & Leisure – 5.5%

Aramark	17,330	986,077

DoorDash, Inc., Class A(1)	5,571	1,028,016

Entain PLC (United Kingdom)	20,371	151,224

		2,165,317
Insurance – 0.7%

Willis Towers Watson PLC	1,061	277,314

		277,314
Interactive Media & Services – 0.4%

Ziff Davis, Inc.(1)	2,797	146,479

		146,479
Life Sciences Tools & Services – 5.8%

Illumina, Inc.(1)	2,108	370,649

Revvity, Inc.	10,119	1,125,840

Waters Corp.(1)	2,122	795,835

		2,292,324
Machinery – 2.3%

Ingersoll Rand, Inc.	8,209	673,056

SPX Technologies, Inc.(1)	904	221,634

		894,690
Multi-Utilities – 3.3%

Ameren Corp.	6,181	698,700

DTE Energy Co.	3,865	588,910

		1,287,610

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

June 30, 2026 (unaudited)	Shares	Value
Oil, Gas & Consumable Fuels – 0.4%

ONEOK, Inc.	2,042	$177,531

		177,531
Passenger Airlines – 1.7%

Ryanair Holdings PLC, ADR	10,380	672,105

		672,105
Professional Services – 2.4%

Broadridge Financial Solutions, Inc.	1,516	207,616

TransUnion	3,657	263,816

UL Solutions, Inc., Class A	2,529	257,604

Verisk Analytics, Inc.	1,115	200,176

		929,212
Real Estate Management & Development – 1.3%

CoStar Group, Inc.(1)	9,551	270,484

FirstService Corp.	1,860	264,325

		534,809
Semiconductors & Semiconductor Equipment – 8.0%

KLA Corp.	3,098	934,698

NXP Semiconductors NV	3,397	954,659

ON Semiconductor Corp.(1)	13,425	1,269,199

		3,158,556
Software – 4.9%

AppLovin Corp., Class A(1)	550	283,377

Constellation Software, Inc. (Canada)	347	653,263

Descartes Systems Group, Inc.(1)	2,329	161,260

Dynatrace, Inc.(1)	4,552	199,878

PTC, Inc.(1)	4,525	514,085

Topicus.com, Inc. (Canada)(1)	1,826	116,416

		1,928,279
Specialized REITs – 0.6%

Lamar Advertising Co., Class A	1,486	231,786

		231,786

June 30, 2026 (unaudited)	Shares	Value
Specialty Retail – 2.7%

Burlington Stores, Inc.(1)	1,042	$330,106

CarMax, Inc.(1)	5,920	313,109

Wayfair, Inc., Class A(1)	4,710	435,298

		1,078,513
Textiles, Apparel & Luxury Goods – 1.9%

Gildan Activewear, Inc.	14,675	757,230

		757,230
Trading Companies & Distributors – 3.4%

Ferguson Enterprises, Inc.	5,741	1,362,512

		1,362,512

Total Common Stocks (Cost $26,076,395)		38,932,806

	Principal Amount	Value
Repurchase Agreements – 1.4%

Fixed Income Clearing Corp., 1.06%, dated 6/30/2026, proceeds at maturity value of $540,598, due 7/1/2026(2)	$540,582	540,582

Total Repurchase Agreements (Cost $540,582)		540,582

Total Investments – 100.2% (Cost $26,616,977)		39,473,388

Liabilities in excess of other assets – (0.2)%		(70,593)

Total Net Assets – 100.0%		$39,402,795

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.00%	12/15/2027	$551,400	$551,405

Legend:

ADR—American Depositary Receipt

REITs—Real Estate Investment Trusts

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$38,630,279	$302,527	*	$—	$38,932,806
Repurchase Agreements	—	540,582		—	540,582
Total	$38,630,279	$843,109		$—	$39,473,388

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

2	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Statement of Assets and Liabilities As of June 30, 2026 (unaudited)
Assets

Investments, at value	$39,473,388

Foreign currency, at value	17

Receivable for investments sold	70,463

Dividends/interest receivable	18,806

Reimbursement receivable from adviser	12,408

Prepaid expenses	634

Total Assets	39,575,716

Liabilities

Payable for fund shares redeemed	83,509

Investment advisory fees payable	25,754

Accrued custodian and accounting fees	20,614

Accrued audit fees	15,957

Accrued administrative fees	11,273

Distribution fees payable	8,048

Accrued transfer agent fees	4,712

Accrued legal fees	1,788

Accrued shareholder reports fees	657

Accrued trustees’ and officers’ fees	436

Accrued expenses and other liabilities	173

Total Liabilities	172,921

Total Net Assets	$39,402,795

Net Assets Consist of:

Paid-in capital	$(48,270,751)

Distributable earnings	87,673,546

Total Net Assets	$39,402,795

Investments, at Cost	$26,616,977

Foreign Currency, at Cost	$17

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	1,291,887

Net Asset Value Per Share	$30.50

Statement of Operations For the Six Months Ended June 30, 2026 (unaudited)
Investment Income

Dividends	$148,233

Interest	2,273

Withholding taxes on foreign dividends	(4,178)

Total Investment Income	146,328

Expenses

Investment advisory fees	155,174

Distribution fees	48,492

Custodian and accounting fees	28,337

Professional fees	20,399

Administrative fees	13,351

Trustees’ and officers’ fees	6,845

Transfer agent fees	6,350

Shareholder reports	1,991

Other expenses	1,473

Total Expenses	282,412

Less: Fees waived	(73,581)

Total Expenses, Net	208,831

Net Investment Income/(Loss)	(62,503)

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	3,824,896

Net realized gain/(loss) from foreign currency transactions	(142)

Net change in unrealized appreciation/(depreciation) on investments	(303,745)

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(5)

Net Gain on Investments and Foreign Currency Transactions	3,521,004

Net Increase in Net Assets Resulting From Operations	$3,458,501

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION – GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/26	For the Year Ended 12/31/25

Operations

Net investment income/(loss)	$(62,503)	$(119,961)

Net realized gain/(loss) from investments and foreign currency transactions	3,824,754	7,412,024

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(303,750)	(3,776,964)

Net Increase in Net Assets Resulting from Operations	3,458,501	3,515,099

Capital Share Transactions

Proceeds from sales of shares	376,964	3,078,780

Cost of shares redeemed	(5,483,326)	(16,344,443)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(5,106,362)	(13,265,663)

Net Decrease in Net Assets	(1,647,861)	(9,750,564)

Net Assets

Beginning of period	41,050,656	50,801,220

End of period	$39,402,795	$41,050,656

Other Information:

Shares

Sold	13,478	120,079

Redeemed	(192,930)	(617,819)

Net Decrease	(179,452)	(497,740)

4	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

5

FINANCIAL INFORMATION — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Loss(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/26	$27.90	$(0.05)		$2.65	$2.60	$30.50	9.32%	(4)

Year Ended 12/31/25	25.80	(0.07)		2.17	2.10	27.90	8.14%

Year Ended 12/31/24	22.58	(0.05)		3.27	3.22	25.80	14.26%

Year Ended 12/31/23	19.30	(0.02)	(5)	3.30	3.28	22.58	16.99%

Year Ended 12/31/22	23.32	(0.06)		(3.96)	(4.02)	19.30	(17.24)%

Year Ended 12/31/21	19.91	(0.05)		3.46	3.41	23.32	17.13%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Loss to Average Net Assets(3)		Gross Ratio of Net Investment Loss to Average Net Assets		Portfolio Turnover Rate

$39,403	1.08%	(4)	1.46%	(4)	(0.32)%	(4)	(0.70)%	(4)	9%	(4)

41,051	1.08%		1.39%		(0.26)%		(0.57)%		21%

50,801	1.09%		1.33%		(0.21)%		(0.45)%		13%

77,971	1.09%		1.24%		(0.11)%	(5)	(0.26)%	(5)	19%

88,420	1.10%		1.21%		(0.29)%		(0.40)%		16%

123,102	1.10%		1.17%		(0.24)%		(0.31)%		10%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Loss to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

(5)

Reflects a special dividend paid out during the year by one of the Fund’s holdings. Had the Fund not received the special dividend, the Net Investment Loss per share would have been $(0.04), the Net Ratio of Net Investment Loss to Average Net Assets would have been (0.17)%, and the Gross Ratio of Net Investment Loss to Average Net Assets would have been (0.32)%.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

June 30, 2026 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Mid Cap Traditional Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2026, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2026 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2026, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2026, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the six months ended June 30, 2026, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/ accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.80% up to $100 million, 0.75% from $100 to $300 million, and 0.73% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2027 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.07% of

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2026, the expense limitation was 1.08%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2026, Park Avenue waived fees and/or paid Fund expenses in the amount of $73,581.

Park Avenue has entered into a Sub-Advisory Agreement with Janus Henderson Investors US LLC (“Janus”). Janus is responsible for providing day-today investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2026, the Fund incurred distribution fees in the amount of $48,492 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity

(“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $3,379,732 and $8,822,178, respectively, for the six months ended June 30, 2026. During the six months ended June 30, 2026, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and developments, may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social or political unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus

(b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 14, 2026. The Fund did not utilize the credit facility during the six months ended June 30, 2026.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that there was the following subsequent event:

On July 9, 2026, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”), which provides for the reorganization of each series (fund) of the Trust (each, a “Target Portfolio” and, collectively, the “Target Portfolios”) into corresponding series of SunAmerica Series Trust (“SAST”) or Seasons Series Trust (“SST”), as applicable, identified (each, an (“Acquiring Portfolio” and, collectively the “Acquiring Portfolios”) (each, a “Reorganization” and, collectively, the “Reorganizations”), subject to shareholder approval. Under the terms of the proposed Reorganizations, each Target Portfolio would transfer substantially all of its assets and liabilities to a corresponding Acquiring Portfolio in exchange for shares of the Acquiring Portfolio. Shares of the Acquiring Portfolio which would be distributed to shareholders of the applicable Target Portfolio, who will own Class 1 or Class 3 shares, as applicable, of the Acquiring Portfolio. Following completion of the Reorganizations, each Target Portfolio will be terminated.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Shareholders of record as of August 17, 2026 will be asked to approve the proposed Reorganizations at a special meeting of shareholders expected to be held on or about November 13, 2026. If approved and all conditions to closing are satisfied or waived, the Reorganizations are expected to be completed during the fourth quarter of 2026.

The Reorganizations are not expected to be taxable events to contract owners of the variable insurance products investing in the Funds.

Target Portfolio	Acquiring Portfolio
Guardian Equity Income VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Value Portfolio, a series of SAST
Guardian Integrated Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian All Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Strategic Large Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Diversified Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian International Equity VIP Fund, a series of GVPT	SA BlackRock Advantage International Portfolio (formerly, SA Morgan Stanley International Equities Portfolio), a series of SAST
Guardian Balanced Allocation VIP Fund, a series of GVPT	SA Index Allocation 60/40 Portfolio, a series of SAST
Guardian Total Return Bond VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST
Guardian Core Plus Fixed Income VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST

Target Portfolio	Acquiring Portfolio
Guardian Large Cap Fundamental Growth VIP Fund, a series of GVPT	SA MFS Large Cap Growth Portfolio, a series of SAST
Guardian Small Cap Value Diversified VIP Fund, a series of GVPT	SA Franklin Small Company Value Portfolio, a series of SAST
Guardian Multi-Sector Bond VIP Fund, a series of GVPT	SA Multi-Managed Diversified Fixed Income Portfolio, a series of SST
Guardian Short Duration Bond VIP Fund, a series of GVPT	SA JPMorgan Ultra-Short Bond Portfolio, a series of SAST
Guardian Growth & Income VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian Large Cap Disciplined Value VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian International Growth VIP Fund, a series of GVPT	SA Fidelity Institutional AM International Growth Portfolio, a series of SAST
Guardian Global Utilities VIP Fund, a series of GVPT	SA Large Cap Value Index Portfolio, a series of SAST
Guardian Large Cap Disciplined Growth VIP Fund, a series of GVPT	SA Franklin Large Cap Disciplined Growth Portfolio, a newly created series of SAST
Guardian Core Fixed Income VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian U.S. Government/Credit VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian Small-Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Select Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Relative Value VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Traditional Growth VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST

13

SUPPLEMENTAL INFORMATION (UNAUDITED)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and subadvisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 18-19, 2026 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act, of a party to the agreement (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund;

Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Value Diversified VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government/Credit VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing subadvisory agreements (the “Subadvisory Agreements”) between the Manager and the following investment advisory firms engaged to serve as subadvisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund and Guardian Small Cap Value Diversified VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund and Guardian Multi-Sector Bond VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Short Duration Bond VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund and Guardian U.S. Government/Credit VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund, Guardian Select Mid Cap Core VIP Fund and Guardian Core Fixed Income VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund and Guardian Total Return Bond VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the Meeting, (each, a “Subadviser” and collectively, the “Subadvisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory

14

SUPPLEMENTAL INFORMATION (UNAUDITED)

Agreement,” collectively with the Management Agreement and Subadvisory Agreements, the “Agreements”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Subadviser) with respect to Guardian International Equity VIP Fund, in substantially the form presented at the Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Subadviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent legal counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Subadviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Subadvisers; (ii) the investment performance of each

Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Subadvisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Subadviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Subadvisers, monitoring the Subadvisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Subadvisers with respect to the services that the Subadvisers provide under the Subadvisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend subadvisers, and the Manager’s ability to monitor and oversee subadvisers and recommend replacement subadvisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Subadvisers on a periodic basis, follow through with additional inquiries on questions or concerns that arise during the meetings and, as

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necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Subadvisers. The Trustees also considered, among other things, the terms of the Subadvisory Agreements and the range of investment advisory services provided by the Subadvisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Subadvisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Subadvisers.

Based upon these considerations, the Trustees concluded that the nature, extent and quality of services provided to the Funds by the Manager and each Subadviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each

Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Subadvisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Subadviser was generally satisfactory, or, that any steps being taken by the Manager and Subadvisers intended to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Subadvisers, but noted that the Manager had negotiated the fees with the Subadvisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Subadvisers was a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2026, through April 30, 2027. Although the Board recognized that the comparisons between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that

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the comparative information supported their consideration and approval of the management fees and their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the subadvisory fees paid under the Subadvisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Subadvisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Subadvisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and subadvisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Subadvisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that the management and/or subadvisory fees for some Funds included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from certain of the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the

1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than subadvisory fees, that the Subadvisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Subadvisers and their affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2025, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2026, through April 30, 2027 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

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•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the S&P 500 Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year period and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 3-year periods and higher than the Bloomberg US Aggregate Bond Index for the 5-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year and 3-year periods and in line with the S&P 500 Index for the 5-year period.
•	The Board noted that the actual management fee was in the 1st quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 3rd quintile of its performance universe for the 3-year period, and in the 4th quintile of its performance universe for the 5-year period.

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•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group and the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Growth Index for the 1-year and 5-year periods and was in line with the MSCI EAFE Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year and 5-year periods.
•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the 1-year and 3-year periods and higher than the Russell Midcap Growth Index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

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Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for the 3-year period, and in the 5th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 3-year periods and lower than the Bloomberg US Aggregate Bond Index for the 5-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 4th quintile of the expense group (but still within one basis point of median for total expenses).

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the S&P MidCap 400 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was in line with the Bloomberg US Government/Credit 1-3 Year Total Return Index for the 1-year and 3-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Value Diversified VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 2000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board approved a new Subadviser effective during 2026.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

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•	The Board noted that a new Subadviser was retained in 2025.

Guardian U.S. Government/Credit VIP Fund

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and the actual management fee and the total expenses were in the 3rd quintile of the expense group.

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 3rd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Intermediate Government/Credit Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 4th quintile of the expense group (but still within one basis point of median for total expenses).

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

Approval of New Sub-advisory Agreement with Janus Henderson Investors US LLC

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and subadvisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement (“Independent Trustees”) at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board” or “Trustees”) of Guardian Variable Products Trust (the “Trust”) held on March 18-19, 2026 (the “Meeting”), the Trustees considered a proposed subadvisory agreement (the “Proposed Agreement”) between Park Avenue Institutional Advisers LLC (the “Manager”) and Janus Henderson Investors US LLC (“Janus”) pursuant to which Janus would continue to serve as subadviser to the Guardian Mid Cap Traditional Growth VIP Fund and the Guardian Multi-Sector Bond VIP Fund (the “Funds”). Janus currently serves as subadviser to the Funds pursuant to a subadvisory agreement (the “Current Agreement”), the renewal of which was separately approved by the Board, including the Independent Trustees, at the Meeting. Consistent with the requirements of the 1940 Act, the Current Agreement would automatically terminate upon the closing of the acquisition of Janus Henderson Group plc (the parent company of Janus) by Trian Fund Management, L.P. and its affiliated funds and General Catalyst Group Management, LLC and its affiliated funds (the “Transaction”). The Proposed Agreement would become effective upon the closing of the Transaction, thereby permitting Janus to continue to serve as subadviser to the Funds. The Proposed Agreement is identical to the Current Agreement (except for dates of execution, effectiveness and termination).

At the Meeting, the Board, including the Independent Trustees voting separately, unanimously approved the Proposed Agreement for an initial term of two years (starting with the closing of the Transaction).

The Board is responsible for overseeing the management of the Funds. In determining whether to approve the Proposed Agreement, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Proposed Agreement. The Trustees received written responses from Janus to a series of questions and requests for information covering a wide variety of topics provided by independent legal counsel on behalf of the Independent Trustees regarding services provided under the Current Agreement. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Proposed Agreement.

During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Proposed Agreement in executive session with their

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independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager and Janus.

In reaching the decision to approve the Proposed Agreement, the Trustees took into account the materials and information described above as well as other materials and information provided to the Trustees and discussed with and among the Trustees, including information about the Transaction and information provided to the Trustees in connection with the Board’s consideration of the Current Agreement. Individual Trustees may have given different weight to different factors and information with respect to the Proposed Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Proposed Agreement. The discussion below is intended to summarize the broad factors that figured prominently in the Trustees’ decision to approve the Proposed Agreement rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by Janus; (ii) the investment performance of the Funds; (iii) the fees to be charged and estimated profitability; (iv) the extent to which economies of scale may in the future exist for the Funds, and the extent to which the Funds may benefit from future economies of scale; and (v) any other benefits derived by Janus (or its affiliates) from the relationship with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by Janus. In addition to the information considered in connection with the renewal of the Current Agreement, the Trustees also considered that the Proposed Agreement is identical to the Current Agreement (except for dates of execution, effectiveness and termination) and that Janus would provide the same services pursuant to the Proposed Agreement as are provided pursuant to the Current Agreement. The Trustees also considered that no changes in services provided to the Funds are expected as a result of the Transaction.

Based upon these considerations, the Trustees concluded that the nature, extent and quality of services to be provided to the Funds by Janus were appropriate.

Investment Performance

The Trustees considered Janus’s performance history in managing the Funds and similar strategies. In addition to the information considered in connection with the renewal of the Current Agreement, the Trustees also considered that no changes are expected to the investment strategy or management of the Funds as a result of the Transaction.

Costs and Profitability

In addition to the information considered in connection with the renewal of the Current Agreement, the Trustees also considered that the subadvisory fee rates under the Proposed Agreement are the same as the rates under the Current Agreement. The Trustees also considered that the fees to be paid to Janus would be paid by the Manager and that the profitability of the Manager or Janus was not expected to change. The Trustees considered that the Manager had negotiated the fees with Janus at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Trustees concluded that the proposed subadvisory fees were reasonable in light of the nature, extent and quality of services expected to be rendered to the Funds by Janus under the Proposed Agreement.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds. The Trustees concluded that they were satisfied with the extent to which economies of scale would be shared for the benefit of shareholders based on current and anticipated asset levels. The Trustees noted that they would be able to revisit potential economies of scale in connection with future reviews of the Proposed Agreement or earlier, if appropriate.

Ancillary Benefits

The Trustees considered the potential benefits, other than the subadvisory fee, that Janus and its affiliates may receive because of Janus’s relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that the benefits that may accrue to Janus and its affiliates were consistent with those expected for a subadviser to a mutual fund such as the Funds.

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Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Proposed Agreement.

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This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8177

Guardian Variable

Products Trust

2026

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2026

Guardian Multi-Sector Bond VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Multi-Sector Bond VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2026. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2026 (unaudited)	Shares	Value
Common Stocks – 0.6%

Biotechnology – 0.1%

BioMarin Pharmaceutical, Inc.(1)	1,947	$111,407

		111,407
Hotels, Restaurants & Leisure – 0.1%

Churchill Downs, Inc.	1,711	153,374

Six Flags Entertainment Corp.(1)	3,806	81,068

		234,442
Independent Power and Renewable Electricity Producers – 0.1%

Talen Energy Corp.(1)	261	100,292

		100,292
IT Services – 0.1%

CoreWeave, Inc., Class A(1)	1,264	125,819

		125,819
Metals & Mining – 0.2%

First Quantum Minerals Ltd. (Canada)(1)	4,071	111,201

Franco-Nevada Corp.	980	204,271

		315,472

Total Common Stocks (Cost $937,862)		887,432

	Principal Amount	Value
Agency Mortgage-Backed Securities – 25.4%

Government National Mortgage Association 3.50% due 7/20/2056(2)	$2,868,000	2,575,271
4.00% due 7/20/2056(2)	472,000	438,685
5.00% due 7/20/2056(2)	229,000	225,749

Uniform Mortgage-Backed Security 2.50% due 7/1/2056(2)	794,000	663,300
3.00% due 7/1/2056(2)	4,985,000	4,345,518
3.50% due 7/1/2056(2)	5,102,000	4,628,471
4.00% due 7/1/2056(2)	2,369,000	2,213,899
4.50% due 7/1/2056(2)	5,248,470	5,027,460
5.00% due 7/1/2056(2)	5,600,939	5,502,933
5.50% due 7/1/2056(2)	8,669,000	8,696,699
6.00% due 7/1/2056(2)	776,095	793,362
6.00% due 8/1/2056(2)	2,977,905	3,034,505
6.50% due 7/1/2056(2)	262,000	271,004

Total Agency Mortgage-Backed Securities (Cost $38,180,234)		38,416,856
Asset-Backed Securities – 23.3%

ACHV ABS Trust Series 2023-1PL, Class D 8.47% due 3/18/2030(3)	136,598	137,319

Aligned Data Centers Issuer LLC Series 2021-1A, Class A2 1.937% due 8/15/2046(3)	169,000	168,448

Ally Bank Auto Credit-Linked Notes Series 2025-A, Class E 6.066% due 6/15/2033(3)	178,683	178,493
Series 2025-B, Class E 6.164% due 9/15/2033(3)	601,427	600,555

June 30, 2026 (unaudited)	Principal Amount		Value
Asset-Backed Securities (continued)

Amur Equipment Finance Receivables XV LLC Series 2025-1A, Class D 5.68% due 8/20/2032(3)		346,000	348,118

Arini European CLO II DAC Series 2A, Class DR 5.354% (3 mo. EURIBOR + 3.15%) due 10/15/2038(3)(4)	EUR	500,000	571,202

Bain Capital Euro CLO DAC Series 2024-2A, Class DR 5.329% (3 mo. EURIBOR + 3.10%) due 1/15/2037(3)(4)	EUR	250,000	285,957

Ballyrock CLO 21 Ltd. Series 2022-21A, Class BR 5.625% (3 mo. USD Term SOFR + 1.95%) due 10/20/2037(3)(4)		1,000,000	1,001,078

Bayview Opportunity Master Fund VII LLC Series 2025-EDU1, Class C 5.428% (30 day SOFR + 1.80%) due 7/27/2048(3)(4)		188,582	188,921

Benefit Street Partners CLO XXVIII Ltd. Series 2022-28A, Class CR 5.575% (3 mo. USD Term SOFR + 1.90%) due 10/20/2037(3)(4)		1,000,000	999,314

Business Jet Securities LLC Series 2026-1A, Class B 6.099% due 6/15/2041(3)		100,000	100,184

Capital Four CLO XI DAC Series 11A, Class D 5.224% (3 mo. EURIBOR + 3.10%) due 1/25/2039(3)(4)	EUR	500,000	574,355

Capital Four CLO XII DAC Series 12A, Class C 4.513% (3 mo. EURIBOR + 2.05%) due 7/15/2039(3)(4)	EUR	250,000	285,650
Series 12A, Class D 5.463% (3 mo. EURIBOR + 3.00%) due 7/15/2039(3)(4)	EUR	250,000	285,650

Carvana Auto Receivables Trust Series 2021-N3, Class E 3.16% due 6/12/2028(3)		679,686	666,840

Channel EF LLC Series 2026-1A, Class D 6.20% due 1/17/2034(3)		115,000	115,058

CIFC Funding Ltd. Series 2018-2A, Class CR 5.675% (3 mo. USD Term SOFR + 2.00%) due 10/20/2037(3)(4)		1,000,000	1,000,481

Compass Datacenters Issuer II LLC Series 2025-1A, Class B1 5.756% due 5/25/2050(3)		557,000	552,218

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2026 (unaudited)	Principal Amount		Value
Asset-Backed Securities (continued)

Elmwood CLO 36 Ltd. Series 2024-12RA, Class CR 5.675% (3 mo. USD Term SOFR + 2.00%) due 10/20/2037(3)(4)		$1,300,000	$1,298,725

Empower CLO Ltd. Series 2022-1A, Class CR 5.625% (3 mo. USD Term SOFR +l 1.95%) due 10/20/2037(3)(4)		1,000,000	1,001,096

Exeter Automobile Receivables Trust Series 2024-3A, Class E 7.84% due 10/15/2031(3)		230,000	239,256

Exeter Select Automobile Receivables Trust Series 2025-2, Class D 5.34% due 1/15/2032		180,000	179,030

Fair Oaks Loan Funding VII DAC Series 7A, Class B 4.124% (3 mo. EURIBOR + 1.80%) due 7/15/2039(3)(4)	EUR	300,000	342,780
Series 7A, Class D 5.374% (3 mo. EURIBOR + 3.05%) due 7/15/2039(3)(4)	EUR	250,000	285,650

FHF Issuer Trust Series 2025-1A, Class C 5.69% due 8/15/2031(3)		741,000	721,007
Series 2025-1A, Class D 5.95% due 6/15/2032(3)		467,000	441,394
Series 2025-2A, Class A2 5.75% due 5/15/2030(3)		561,413	563,090

FNA 9 LLC Series 2026-1, Class A 5.509% due 4/16/2046(3)(4)		93,059	92,918

Foundation Finance Trust Series 2023-2A, Class D 9.10% due 6/15/2049(3)		568,342	599,449

Grosvenor Place CLO 11 DAC Series 11A, Class C 4.904% (3 mo. EURIBOR + 2.15%) due 8/15/2039(3)(4)	EUR	250,000	285,650
Series 11A, Class D 5.754% (3 mo. EURIBOR + 3.00%) due 8/15/2039(3)(4)	EUR	290,000	331,354

Henley CLO X DAC Series 10A, Class CR 4.043% (3 mo. EURIBOR + 1.95%) due 7/20/2040(3)(4)	EUR	250,000	285,970
Series 10A, Class DR 5.093% (3 mo. EURIBOR + 3.00%) due 7/20/2040(3)(4)	EUR	400,000	456,235

Hilton Grand Vacations Trust Series 2025-1A, Class C 5.52% due 5/27/2042(3)		264,474	264,332
Series 2025-2A, Class C 5.12% due 5/25/2044(3)		326,864	323,481

June 30, 2026 (unaudited)	Principal Amount		Value
Asset-Backed Securities (continued)

Huntington Bank Auto Credit-Linked Notes Series 2025-1, Class C 5.859% (30 day SOFR + 2.25%) due 3/21/2033(3)(4)		$155,438	$154,898
Series 2025-1, Class D 7.109% (30 day SOFR + 3.50%) due 3/21/2033(3)(4)		287,848	284,754
Series 2025-2, Class D 6.859% (30 day SOFR + 3.25%) due 9/20/2033(3)(4)		360,333	350,343

Jersey Mike’s Funding LLC Series 2025-1A, Class A2 5.61% due 8/16/2055(3)		416,850	420,770

Jubilee CLO DAC Series 2026-34A, Class C 4.155% (3 mo. EURIBOR + 2.05%) due 1/15/2041(3)(4)	EUR	250,000	285,650
Series 2026-34A, Class D 5.155% (3 mo. EURIBOR + 3.05%) due 1/15/2041(3)(4)	EUR	250,000	285,650

Kennedy Lewis CLO 8 Ltd. Series 8A, Class CR2 5.775% (3 mo. USD Term SOFR + 2.10%) due 1/20/2038(3)(4)		1,000,000	999,979

Lendbuzz Securitization Trust Series 2026-1A, Class A2 4.68% due 7/15/2030(3)		178,469	178,052
Series 2026-1A, Class B 5.16% due 12/16/2030(3)		30,010	29,792
Series 2026-1A, Class C 5.74% due 9/15/2031(3)		39,104	38,743

Lightpath Fiber Issuer LLC Series 2026-1A, Class A2 5.597% due 3/25/2056(3)		767,000	765,939

Luxury Lease Partners Auto Lease Trust Series 2025-A, Class A 5.51% due 3/15/2032(3)		482,096	480,605

Marlette Funding Trust Series 2025-1A, Class D 6.02% due 7/16/2035(3)		420,000	418,741

MetroNet Infrastructure Issuer LLC Series 2026-1A, Class C 7.10% due 4/20/2056(3)		237,000	237,888

MVW LLC Series 2025-1A, Class C 5.75% due 9/22/2042(3)		274,284	274,343

North Westerly V Leveraged Loan Strategies CLO DAC Series V-A, Class CRR 4.605% (3 mo. EURIBOR + 2.50%) due 7/20/2039(3)(4)	EUR	250,000	286,296
Series V-A, Class DRR 5.655% (3 mo. EURIBOR + 3.55%) due 7/20/2039(3)(4)	EUR	320,000	366,901

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2026 (unaudited)	Principal Amount		Value
Asset-Backed Securities (continued)

OCP Euro CLO DAC Series 2026-16A, Class C 0.00% due 7/20/2040(3)(4)(11)	EUR	250,000	$285,650
Series 2026-16A, Class D 0.00% due 7/20/2040(3)(4)(11)	EUR	260,000	297,076

OHA Credit Funding 3 Ltd. Series 2019-3A, Class CR2 5.425% (3 mo. USD Term SOFR + 1.75%) due 1/20/2038(3)(4)		$1,000,000	1,001,735

OnDeck Asset Securitization IV LLC Series 2025-1A, Class B 5.52% due 4/19/2032(3)		500,000	498,040
Series 2025-1A, Class C 6.64% due 4/19/2032(3)		250,000	251,291
Series 2025-1A, Class D 8.77% due 4/19/2032(3)		200,000	202,132

Palmer Square European CLO DAC Series 2021-2A, Class DR 5.354% (3 mo. EURIBOR + 3.15%) due 3/15/2038(3)(4)	EUR	330,000	380,035

Polus Eu CLO XXI DAC Series 21A, Class B 4.505% (3 mo. EURIBOR + 2.00%) due 4/25/2039(3)(4)	EUR	270,000	309,282
Series 21A, Class C 5.005% (3 mo. EURIBOR + 2.50%) due 4/25/2039(3)(4)	EUR	340,000	390,088

QTS Issuer ABS I LLC Series 2025-1A, Class B 5.928% due 5/25/2055(3)		310,000	301,957

QTS Issuer ABS II LLC Series 2026-1A, Class B 6.729% due 1/5/2056(3)		232,577	232,807

RCKT Mortgage Trust Series 2026-CES2, Class M1A 5.355% due 2/25/2056(3)(4)		150,000	147,153

Reach ABS Trust Series 2025-2A, Class C 5.69% due 8/18/2032(3)		220,000	219,731
Series 2026-1A, Class D 5.16% due 2/15/2033(3)		270,000	264,766

Research-Driven Pagaya Motor Asset Trust Series 2026-2A, Class A4 5.62% due 2/26/2035(3)		260,000	259,614
Series 2026-R1A, Class A 5.659% due 7/25/2034(3)		272,909	272,281
Series 2026-R1A, Class B 6.211% due 7/25/2034(3)		173,000	172,663

RKTL Trust Series 2026-1A, Class D 5.21% due 2/26/2035(3)		244,000	239,136

Santander Bank Auto Credit-Linked Notes Series 2025-A, Class E 6.274% due 1/16/2034(3)		250,000	249,602

June 30, 2026 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)

SEB Funding LLC Series 2026-1A, Class A2 6.665% due 1/30/2056(3)	$230,000	$227,954

SF ABS Issuer LLC Series 2025-1A, Class A2 5.377% due 11/25/2055(3)	735,000	722,589

Sierra Timeshare Receivables Funding LLC Series 2025-1A, Class D 6.86% due 1/21/2042(3)	428,122	427,127
Series 2026-1A, Class D 7.10% due 12/22/2042(3)	421,136	418,808

SoFi Consumer Loan Program Trust Series 2025-3, Class D 5.35% due 8/15/2034(3)	846,000	839,181

Sotheby’s Artfi Master Trust Series 2026-1A, Class D 5.54% due 6/20/2033(3)	591,000	589,481

Stack Infrastructure Issuer LLC Series 2026-1A, Class A2 5.00% due 3/27/2056(3)	394,000	381,650

Switch ABS Issuer LLC Series 2024-2A, Class A2 5.436% due 6/25/2054(3)	250,000	247,259

Tricolor Auto Securitization Trust Series 2025-1A, Class C 5.72% due 10/15/2029(3)(5)(6)	906,000	200,490
Series 2025-1A, Class D 6.84% due 4/15/2031(3)(5)(6)	370,000	46,665

Truist Bank Auto Credit-Linked Notes Series 2025-1, Class C 6.807% due 9/26/2033(3)	449,075	448,107

UPG HI Issuer Trust Series 2026-1, Class B 6.39% due 2/25/2048(3)	300,000	298,253

Upstart Securitization Trust Series 2025-3, Class C 5.43% due 9/20/2035(3)	190,000	188,694

VB-S1 Issuer LLC Series 2026-1A, Class D 5.193% due 3/15/2056(3)	151,000	148,268
Series 2026-1A, Class F 6.843% due 3/15/2056(3)	132,000	132,710

Vertical Bridge CC LLC Series 2025-1A, Class B 5.602% due 8/16/2055(3)	525,000	520,073
Series 2025-1A, Class C 7.446% due 8/16/2055(3)	507,000	514,033

Western Funding Auto Loan Trust Series 2025-1, Class C 5.34% due 11/15/2035(3)	247,000	247,506

Westlake Automobile Receivables Trust Series 2025-P1, Class D 5.59% due 7/15/2032(3)	346,000	348,197
Series 2026-1A, Class D 4.75% due 7/15/2031(3)	194,000	191,472

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2026 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)

Wingspire Equipment Finance LLC Series 2025-1A, Class D 5.45% due 9/20/2033(3)	$432,000	$428,741

Total Asset-Backed Securities (Cost $36,420,364)		35,172,899
Corporate Bonds & Notes – 32.2%

Airlines – 0.6%

American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75% due 4/20/2029(3)	314,000	314,610

Latam Airlines Group SA 7.625% due 1/7/2031(3)	453,000	469,263

WestJet Airlines Ltd. 8.00% due 2/14/2031(3)	112,000	112,424

		896,297
Auto Manufacturers – 0.6%

General Motors Financial Co., Inc. Series A 5.75% (5.75% fixed rate until 9/30/2027; 3 mo. USD LIBOR + 3.60% thereafter) due 9/30/2027(4)	493,000	492,593

Stellantis Finance U.S., Inc. 6.45% due 3/18/2035(3)	387,000	380,506

		873,099
Auto Parts & Equipment – 0.3%

Cyprium Corp./Cyprium Holdings Luxembourg SARL 6.375% due 4/15/2034(3)	464,000	463,072

		463,072
Banks – 2.5%

Citigroup, Inc. 5.592% (5.592% fixed rate until 11/19/2029; 5 yr. CMT + 1.28% thereafter) due 11/19/2034(4)	315,000	318,922
Series JJ 6.50% (6.50% fixed rate until 5/15/2031; 5 yr. CMT + 2.75% thereafter) due 5/15/2031(4)	464,000	469,385

HSBC Holdings PLC Series 1 6.75% (6.75% fixed rate until 11/18/2032; 5 yr. CMT + 2.51% thereafter) due 11/18/2032(4)	297,000	298,993

JPMorgan Chase & Co. 5.148% (5.148% fixed rate until 4/23/2036; 1 day USD SOFR + 1.26% thereafter) due 4/23/2037(4)	308,000	305,781
Series PP 6.10% (6.10% fixed rate until 7/1/2031; 5 yr. CMT + 2.08% thereafter) due 7/1/2031(4)	459,000	464,811

June 30, 2026 (unaudited)	Principal Amount		Value

Banks (continued)

M&T Bank Corp. Series I 3.50% (3.50% fixed rate until 9/1/2026; 5 yr. CMT + 2.68% thereafter) due 9/1/2026(4)		$251,000	$249,107

Morgan Stanley 4.809% (4.809% fixed rate until 4/16/2031; 1 day USD SOFR Index + 1.18% thereafter) due 4/16/2032(4)		403,000	399,867
5.192% (5.192% fixed rate until 4/17/2030; 1 day USD SOFR + 1.51% thereafter) due 4/17/2031(4)		520,000	525,478

Toronto-Dominion Bank 6.35% (6.35% fixed rate until 10/31/2030; 5 yr. CMT + 2.72% thereafter) due 10/31/2085(4)		314,000	315,977

U.S. Bancorp Series N 3.70% (3.70% fixed rate until 1/15/2027; 5 yr. CMT + 2.54% thereafter) due 1/15/2027(4)		415,000	411,023

			3,759,344
Biotechnology – 0.2%

Bridgebio Pharma, Inc. 0.75% due 2/1/2033(3)		323,000	319,802

			319,802
Building Materials – 0.3%

JH North America Holdings, Inc. 5.875% due 1/31/2031(3)		390,000	391,835

			391,835
Chemicals – 0.8%

FIS Fabbrica Italiana Sintetici SpA 5.399% (5.399% fixed rate until 2/5/2027; 3 mo. EURIBOR + 3.25% thereafter) due 2/5/2031(3)(4)	EUR	290,000	334,567

FMC Corp. 8.00% due 6/1/2031(3)		255,000	265,401

Olympus Water U.S. Holding Corp. 7.25% due 2/15/2033(3)		200,000	197,794

SCIH Salt Holdings, Inc. 6.625% due 5/1/2029(3)		381,000	377,691

			1,175,453
Commercial Services – 0.7%

EquipmentShare.com, Inc. 7.125% due 7/1/2034(3)		382,000	375,330

Garda World Security Corp. 6.50% due 1/15/2031(3)		197,000	199,714

Mobility Global, Inc. 5.05% due 6/15/2029(3)		44,000	44,076
5.45% due 6/15/2031(3)		53,000	53,573
6.05% due 6/15/2036(3)		44,000	44,499

Raven Acquisition Holdings LLC 6.875% due 11/15/2031(3)		360,000	351,871

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2026 (unaudited)	Principal Amount	Value
Commercial Services (continued)

Synergy Infrastructure Holdings LLC 7.00% due 7/15/2034(3)	$63,000	$63,903

		1,132,966
Computers – 0.2%

Booz Allen Hamilton, Inc. 5.95% due 4/15/2035	306,000	304,790

		304,790
Distribution & Wholesale – 0.3%

Veritiv Operating Co. 10.50% due 11/30/2030(3)	472,000	482,730

		482,730
Diversified Financial Services – 4.0%

Atlas Warehouse Lending Co. LP 4.95% due 11/15/2030(3)	250,000	246,496
5.25% due 1/15/2033(3)	250,000	246,255

Bread Financial Holdings, Inc. 6.75% due 5/15/2031(3)	463,000	473,493

Burford Capital Global Finance LLC 7.50% due 7/15/2033(3)	698,000	592,009
8.50% due 1/15/2034(3)	200,000	175,300

Capital One Financial Corp. 6.183% (6.183% fixed rate until 1/30/2035; 1 day USD SOFR + 2.04% thereafter) due 1/30/2036(4)	298,000	304,811
7.964% (7.964% fixed rate until 11/2/2033; 1 day USD SOFR Index + 3.37% thereafter) due 11/2/2034(4)	82,000	94,305
Series M 3.95% (3.95% fixed rate until 9/1/2026; 5 yr. CMT + 3.16% thereafter) due 9/1/2026(4)	411,000	409,726

Jane Street Group/JSG Finance, Inc. 6.75% due 5/1/2033(3)	629,000	646,843

Marex Group PLC 5.68% due 4/21/2031	479,000	479,186
6.404% due 11/4/2029	75,000	76,810

Navient Corp. 5.00% due 3/15/2027	240,000	238,103
5.50% due 3/15/2029	252,000	241,862
9.375% due 10/15/2031	193,000	192,265

OneMain Finance Corp. 6.50% due 3/15/2033	351,000	345,395
6.75% due 9/15/2033	30,000	29,698

Osaic Holdings, Inc. 6.75% due 8/1/2032(3)	212,000	212,363

PennyMac Financial Services, Inc. 6.75% due 2/15/2034(3)	387,000	371,488

Rocket Cos., Inc. 6.125% due 8/1/2031(3)	231,000	235,925

SLM Corp. 6.495% (6.495% fixed rate until 5/15/2031; 1 day USD SOFR Index + 2.71% thereafter) due 5/15/2032(4)	290,000	289,664

June 30, 2026 (unaudited)	Principal Amount	Value
Diversified Financial Services (continued)

Stonebriar ABF Issuer LLC 7.00% due 8/15/2031(3)	$207,000	$206,969

		6,108,966
Electric – 3.3%

Algonquin Power & Utilities Corp. 4.75% (4.75% fixed rate until 1/18/2027; 5 yr. CMT + 3.25% thereafter) due 1/18/2082(4)	181,000	179,241

Alpha Generation LLC 6.25% due 1/15/2034(3)	654,000	643,526

American Electric Power Co., Inc. 3.875% (3.875% fixed rate until 11/15/2026; 5 yr. CMT + 2.68% thereafter) due 2/15/2062(4)	271,000	268,025

CenterPoint Energy, Inc. 5.95% (5.95% fixed rate until 1/1/2031; 5 yr. CMT + 2.22% thereafter) due 4/1/2056(4)	395,000	394,815

CMS Energy Corp. 6.50% (6.50% fixed rate until 3/1/2035; 5 yr. CMT + 1.96% thereafter) due 6/1/2055(4)	375,000	384,065

Dominion Energy, Inc. 6.15% (6.15% fixed rate until 9/16/2031; 5 yr. CMT + 1.87% thereafter) due 12/15/2056(4)	162,000	162,492
6.25% (6.25% fixed rate until 9/16/2036; 5 yr. CMT + 1.70% thereafter) due 12/15/2056(4)	122,000	122,517

NextEra Energy Capital Holdings, Inc. Series BB 6.20% (6.20% fixed rate until 7/4/2036; 5 yr. CMT + 1.77% thereafter) due 10/1/2056(4)	131,000	130,873
Series CC 6.625% (6.625% fixed rate until 7/4/2046; 5 yr. CMT + 1.69% thereafter) due 10/1/2066(4)	97,000	98,494

NRG Energy, Inc. 5.75% due 1/15/2034(3)	322,000	319,486
6.00% due 1/15/2036(3)	82,000	81,744
6.125% due 5/15/2036(3)	500,000	500,232

Talen Energy Supply LLC 6.25% due 2/1/2034(3)	323,000	321,037
6.375% due 5/1/2033(3)	359,000	358,547
6.50% due 2/1/2036(3)	391,000	394,189

Vistra Operations Co. LLC 6.00% due 4/15/2034(3)	315,000	324,261

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2026 (unaudited)	Principal Amount		Value
Electric (continued)

Xcel Energy, Inc. 5.75% (5.75% fixed rate until 9/3/2031; 5 yr. CMT + 2.17% thereafter) due 12/3/2056(4)		$264,000	$260,901

			4,944,445
Entertainment – 2.0%

Caesars Entertainment, Inc. 6.00% due 10/15/2032(3)		601,000	544,602

Flutter Treasury DAC, Reg S 6.125% due 6/4/2031	GBP	210,000	278,042

Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC 8.25% due 4/15/2030(3)		319,000	332,271
11.875% due 4/15/2031(3)		320,000	346,687

Penn Entertainment, Inc. 6.75% due 4/1/2031(3)		373,000	374,941

Pioneer Opco LLC 7.00% due 5/15/2033(3)		164,000	166,887

Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC 8.625% due 1/15/2032(3)		521,000	536,461

Voyager Parent LLC 9.25% due 7/1/2032(3)		460,000	486,477

			3,066,368
Food – 0.3%

Pilgrim’s Pride Corp. 6.25% due 7/1/2033		179,000	186,886

Viking Baked Goods Acquisition Corp. Series JUL 8.625% due 11/1/2031(3)		190,000	192,053

			378,939
Healthcare Products – 0.4%

Medline Borrower LP/Medline Co-Issuer, Inc. 5.25% due 6/15/2033(3)		570,000	566,622

			566,622
Healthcare Services – 0.8%

Humana, Inc. 6.625% (6.625% fixed rate until 6/15/2031; 5 yr. CMT + 2.89% thereafter) due 9/15/2056(4)		695,000	692,912

LifePoint Health, Inc. 10.00% due 6/1/2032(3)		508,000	507,142

			1,200,054
Home Builders – 1.1%

Beazer Homes USA, Inc. 8.00% due 1/15/2032(3)		93,000	93,250

Century Communities, Inc. 6.625% due 9/15/2033(3)		387,000	390,777

June 30, 2026 (unaudited)	Principal Amount	Value
Home Builders (continued)

LGI Homes, Inc. 4.00% due 7/15/2029(3)	$138,000	$128,589
7.00% due 11/15/2032(3)	573,000	569,424

Risewell Homes, Inc. 8.50% due 11/1/2030(3)	390,000	398,166
9.25% due 10/1/2029(3)	141,000	145,840

		1,726,046
Internet – 0.9%

AP Core Holdings II LLC 11.00% due 5/15/2031(3)	536,000	560,973

AppLovin Corp. 5.50% due 12/1/2034	488,000	492,412

Wayfair LLC 7.125% due 5/31/2034(3)	10,000	318,733

		1,372,118
Investment Companies – 0.1%

Apollo Debt Solutions BDC 5.20% due 12/8/2028(3)	91,000	89,596

		89,596
Iron & Steel – 0.1%

Mineral Resources Ltd. 6.25% due 5/1/2034(3)	163,000	160,277

		160,277
Leisure Time – 0.3%

Royal Caribbean Cruises Ltd. 5.375% due 1/15/2036	410,000	406,975

		406,975
Lodging – 0.4%

Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 4.875% due 7/1/2031(3)	508,000	477,490

Las Vegas Sands Corp. 5.30% due 5/15/2031	131,000	130,499

		607,989
Machinery-Diversified – 0.2%

Esab Corp. 5.625% due 4/1/2031(3)	338,000	338,367

		338,367
Media – 0.6%

Space Exploration Technologies Corp. 5.875% due 7/15/2036(3)	364,000	359,255

Univision Communications, Inc. 8.50% due 7/31/2031(3)	91,000	91,394
8.875% due 4/15/2033(3)	231,000	227,402
9.375% due 8/1/2032(3)	204,000	207,272

		885,323
Mining – 0.3%

First Quantum Minerals Ltd. 7.25% due 2/15/2034(3)	494,000	506,437

		506,437

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2026 (unaudited)	Principal Amount		Value
Miscellaneous Manufacturing – 0.4%

Maxam Prill SARL 7.75% due 7/15/2030(3)		$540,000	$556,333

			556,333
Oil & Gas – 2.3%

Antero Resources Corp. 5.40% due 2/1/2036		405,000	398,616

Caturus Energy LLC 7.125% due 5/15/2031(3)		214,000	211,727

Granite Ridge Resources, Inc. 8.875% due 11/5/2029(3)		839,000	830,945

Infinity Natural Resources LLC 7.625% due 4/1/2031(3)		191,000	189,706

SM Energy Co. 6.625% due 4/15/2034(3)		67,000	65,950
7.00% due 8/1/2032(3)		291,000	293,681
9.625% due 6/15/2033(3)		330,000	361,825

Sunoco LP 7.875% (7.875% fixed rate until 9/18/2030; 5 yr. CMT + 4.23% thereafter) due 9/18/2030(3)(4)		750,000	779,953

Viper Energy Partners LLC 5.70% due 8/1/2035		402,000	408,404

			3,540,807
Packaging & Containers – 0.3%

Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Reg S 3.00% due 9/1/2029	EUR	478,000	525,094

			525,094
Pharmaceuticals – 1.3%

CVS Health Corp. 6.75% (6.75% fixed rate until 9/10/2034; 5 yr. CMT + 2.52% thereafter) due 12/10/2054(4)		257,000	267,753
7.00% (7.00% fixed rate until 12/10/2029; 5 yr. CMT + 2.89% thereafter) due 3/10/2055(4)		236,000	245,015

HLF Financing SARL LLC/Herbalife International, Inc. 4.875% due 6/1/2029(3)		246,000	230,308
7.75% due 5/1/2033(3)		517,000	524,003

Teva Pharmaceutical Finance Co. LLC 6.15% due 2/1/2036		608,000	641,285

			1,908,364
Pipelines – 1.7%

DT Midstream, Inc. 4.125% due 6/15/2029(3)		63,000	61,741
5.80% due 12/15/2034(3)		255,000	260,613

Hess Midstream Operations LP 4.25% due 2/15/2030(3)		634,000	611,569

Howard Midstream Energy Partners LLC 6.625% due 1/15/2034(3)		324,000	326,770

June 30, 2026 (unaudited)	Principal Amount		Value
Pipelines (continued)

ITT Holdings LLC 6.50% due 8/1/2029(3)		$668,000	$660,171

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.75% due 3/15/2034(3)		716,000	722,340

			2,643,204
Real Estate Investment Trusts – 1.2%

EF Holdco/EF Cayman Holdings/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM 7.375% due 9/30/2030(3)		449,000	446,847

GLP Capital LP/GLP Financing II, Inc. 5.625% due 3/1/2036		232,000	227,355

Millrose Properties, Inc. 6.25% due 9/15/2032(3)		280,000	282,437
6.375% due 8/1/2030(3)		277,000	280,753

Rithm Capital Corp. 8.00% due 4/1/2029(3)		233,000	233,932
8.00% due 7/15/2030(3)		269,000	268,317

			1,739,641
Retail – 1.2%

Carvana Co. 9.00% (9.00% Cash or 13% PIK) due 6/1/2030(3)(7)		430,131	444,680
9.00% (9.00% Cash or 14% PIK) due 6/1/2031(3)(7)		199,577	220,254

Michaels Cos., Inc. 8.50% due 3/15/2033(3)		229,000	226,823

Park River Holdings, Inc. 8.75% due 12/31/2030(3)		226,000	218,972

QXO Building Products, Inc. 6.50% due 7/15/2031(3)		109,000	111,090
6.875% due 7/15/2034(3)		135,000	138,588

Victra Holdings LLC/Victra Finance Corp. 8.75% due 9/15/2029(3)		369,000	380,614

			1,741,021
Semiconductors – 0.3%

Kioxia Holdings Corp. 6.625% due 7/24/2033(3)		373,000	390,119

			390,119
Software – 0.7%

CoreWeave, Inc. 8.50% due 7/15/2032(3)	EUR	280,000	314,900
9.75% due 10/1/2031(3)		294,000	293,352

ROBLOX Corp. 3.875% due 5/1/2030(3)		468,000	442,271

			1,050,523
Telecommunications – 1.2%

Black Pearl Compute LLC 6.125% due 2/15/2031(3)		530,000	536,792

Level 3 Financing, Inc. 3.75% due 7/15/2029(3)		33,000	31,845
7.50% due 2/15/2037(3)		540,171	554,420

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2026 (unaudited)	Principal Amount	Value
Telecommunications (continued)

SE Cosmos LLC 8.875% due 5/1/2031(3)	$516,000	$530,485

Vmed O2 U.K. Financing I PLC 6.75% due 1/15/2033(3)	253,000	214,207

		1,867,749
Transportation – 0.3%

Rand Parent LLC 8.50% due 2/15/2030(3)	464,000	480,633

		480,633

Total Corporate Bonds & Notes (Cost $48,494,157)		48,601,398
Non-Agency Mortgage-Backed Securities – 26.1%

1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.901% due 8/10/2035(3)	1,100,000	1,064,250

1301 Trust Series 2025-1301, Class D 6.43% due 8/11/2042(3)(4)(8)	314,000	313,627

ALA Trust Series 2025-OANA, Class D 6.717% due 6/15/2040(3)(4)(8)	221,000	221,829

BAY Trust Series 2026-MDWS, Class C 5.992% due 6/15/2041(3)(4)(8)	339,000	338,152

BFLD Commercial Mortgage Trust Series 2025-5MW, Class E 8.176% due 10/10/2042(3)(4)(8)	100,000	102,751

BLP Commercial Mortgage Trust Series 2025-IND2, Class E 7.375% due 12/15/2042(3)(4)(8)	991,000	994,097

BPR Trust Series 2024-PMDW, Class E 5.85% due 11/5/2041(3)(4)(8)	378,000	362,005

BX Commercial Mortgage Trust Series 2024-AIR2, Class D 6.416% due 10/15/2041(3)(4)(8)	502,610	503,866
Series 2024-BIO2, Class D 7.97% due 8/13/2041(3)(4)(8)	780,000	733,743
Series 2026-CSMO, Class C 5.625% due 2/15/2043(3)(4)(8)	100,000	100,875
Series 2026-CSMO, Class D 6.075% due 2/15/2043(3)(4)(8)	100,000	101,063
Series 2026-XL6, Class D 5.725% due 3/15/2043(3)(4)(8)	361,677	363,934
Series 2026-XL6, Class E 6.625% due 3/15/2043(3)(4)(8)	97,653	98,449

BX Trust Series 2024-CNYN, Class D 6.315% due 4/15/2041(3)(4)(8)	1,190,000	1,191,487
Series 2024-VLT4, Class E 6.515% due 6/15/2041(3)(4)(8)	468,236	461,718
Series 2025-VLT7, Class E 7.375% due 7/15/2044(3)(4)(8)	955,000	955,665
Series 2026-CART, Class D 5.525% due 2/15/2036(3)(4)(8)	300,000	299,625

June 30, 2026 (unaudited)	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)
Series 2026-CIP, Class D 5.725% due 5/15/2038(3)(4)(8)	$99,297	$99,980
Series 2026-CIP, Class E 6.725% due 5/15/2038(3)(4)(8)	198,595	200,083

BXHPP Trust Series 2021-FILM, Class A 4.389% due 8/15/2036(3)(4)(8)	154,000	146,299
Series 2021-FILM, Class B 4.639% due 8/15/2036(3)(4)(8)	480,000	442,795

Citigroup Commercial Mortgage Trust Series 2016-C3, Class AS 3.366% due 11/15/2049(4)(8)	1,000,000	966,399

COMM Mortgage Trust Series 2024-WCL1, Class D 6.914% due 6/15/2041(3)(4)(8)	200,000	199,761

Connecticut Avenue Securities Trust Series 2021-R01, Class 1B2 9.628% due 10/25/2041(3)(4)(8)	99,000	100,404
Series 2021-R02, Class 2B2 9.828% due 11/25/2041(3)(4)(8)	73,000	74,346
Series 2022-R01, Class 1B2 9.628% due 12/25/2041(3)(4)(8)	821,508	839,096
Series 2024-R04, Class 1B1 5.828% due 5/25/2044(3)(4)(8)	690,000	701,273
Series 2024-R05, Class 2B1 5.628% due 7/25/2044(3)(4)(8)	1,800,000	1,814,633
Series 2025-R01, Class 1B1 5.328% due 1/25/2045(3)(4)(8)	605,000	602,733
Series 2025-R02, Class 1B1 5.578% due 2/25/2045(3)(4)(8)	1,920,000	1,921,821

Ellington Financial Mortgage Trust Series 2025-RTL1, Class A2 5.565% due 11/25/2040(3)(4)(8)	215,000	214,259

Extended Stay America Trust Series 2025-ESH, Class E 6.975% due 10/15/2042(3)(4)(8)	243,673	245,805
Series 2025-ESH, Class F 7.725% due 10/15/2042(3)(4)(8)	128,097	129,298
Series 2026-ESH2, Class E 6.525% due 2/15/2043(3)(4)(8)	300,751	303,799
Series 2026-ESH2, Class F 7.375% due 2/15/2043(3)(4)(8)	149,907	151,500

Federal Home Loan Mortgage Corp. STACR Trust Series 2018-DNA3, Class B2 11.492% due 9/25/2048(3)(4)(8)	87,000	98,178

Freddie Mac STACR REMIC Trust Series 2020-HQA5, Class B2 11.028% due 11/25/2050(3)(4)(8)	61,223	74,221
Series 2021-DNA6, Class B2 11.128% due 10/25/2041(3)(4)(8)	1,086,857	1,107,018
Series 2021-DNA7, Class B2 11.428% due 11/25/2041(3)(4)(8)	175,001	179,322
Series 2021-HQA3, Class B2 9.878% due 9/25/2041(3)(4)(8)	307,339	310,507
Series 2021-HQA4, Class B2 10.628% due 12/25/2041(3)(4)(8)	1,858,033	1,906,282

8	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2026 (unaudited)	Principal Amount		Value
Non-Agency Mortgage-Backed Securities (continued)
Series 2022-DNA2, Class B2 12.128% due 2/25/2042(3)(4)(8)		$384,527	$401,641
Series 2025-HQA1, Class M2 5.278% due 2/25/2045(3)(4)(8)		218,000	218,789

FS Commercial Mortgage Trust Series 2023-4SZN, Class D 9.383% due 11/10/2039(3)(4)(8)		1,727,000	1,741,013
Series 2026-PALM, Class C 5.50% due 7/15/2041(3)(4)(8)		100,000	99,563

GGP Trust Series 2026-2PAK, Class A 6.027% due 5/10/2043(4)(8)		430,719	431,689

Great Wolf Trust Series 2024-WOLF, Class G 9.061% due 3/15/2039(3)(4)(8)		133,000	133,831

GS Mortgage Securities Corp. Trust Series 2025-800D, Class A 6.287% due 11/25/2041(3)(4)(8)		760,000	757,637

GWT Trust Series 2024-WLF2, Class D 6.565% due 5/15/2041(3)(4)(8)		1,120,000	1,128,400

Idun European Loan Conduit No. 42 SARL Series 42A, Class A 0.00% due 7/28/2038(4)(8)(11)	EUR	210,000	239,946
Series 42A, Class B 0.00% due 7/28/2038(4)(8)(11)	EUR	580,000	662,874

JPMorgan Chase Bank NA Series 2020-CL1, Class M1 6.013% due 10/25/2057(3)(4)(8)		1,094,745	1,128,155
Series 2020-CL1, Class M2 6.263% due 10/25/2057(3)(4)(8)		830,801	862,403

LEX Trust Series 2026-450, Class D 5.975% due 3/15/2043(3)(4)(8)		407,000	408,399

MTN Commercial Mortgage Trust Series 2026-LPFX, Class E 6.56% due 5/15/2043(3)(4)(8)		147,000	147,994

National Commercial Mortgage Trust Series 2026-IND, Class E 6.775% due 6/15/2043(3)(4)(8)		340,000	341,485

NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A 6.545% due 3/25/2032(3)(4)(8)		1,295,054	1,292,160

NYC Commercial Mortgage Trust Series 2021-909, Class C 3.206% due 4/10/2043(3)(4)(8)		385,000	302,314

PFDR Trust Series 2026-DLVR, Class C 6.113% due 6/15/2043(3)(4)(8)		250,000	249,922

PNW Trust Series 2026-ARTE, Class D 7.134% due 4/15/2041(3)(4)(8)		153,000	152,663

PRM7 Trust Series 2025-PRM7, Class E 6.839% due 11/10/2042(3)(4)(8)		321,000	319,001

Reneu Redi Q-1 Trust Series 2026-RTL1, Class A1 5.892% due 6/25/2041(3)(4)(8)		170,000	170,016

June 30, 2026 (unaudited)	Principal Amount		Value
Non-Agency Mortgage-Backed Securities (continued)

Saluda Grade Alternative Mortgage Trust Series 2026-RTL7, Class A2 6.748% due 3/25/2031(3)(4)(8)		$223,000	$219,146

Saluds Grade Alternative Mortgage Trust Series 2025-RRTL1, Class A2 5.657% due 10/25/2040(3)(4)(8)		100,000	99,133

SCG Commercial Mortgage Trust Series 2025-FLWR, Class E 6.375% due 8/15/2042(3)(4)(8)		200,000	198,325

SCG Trust Series 2025-SNIP, Class E 7.025% due 9/15/2042(3)(4)(8)		335,000	336,256

SMRT Series 2022-MINI, Class E 6.326% due 1/15/2039(3)(4)(8)		900,000	898,312

SWCH Commercial Mortgage Trust Series 2025-DATA, Class F 7.864% due 2/15/2042(3)(4)(8)		640,000	634,242

Taurus U.K. DAC Series 2025-UK3A, Class C 5.742% due 7/20/2035(3)(4)(8)	GBP	140,000	185,709
Series 2025-UK3A, Class D 6.542% due 7/20/2035(3)(4)(8)	GBP	200,000	265,273

TVC Mortgage Trust Series 2026-RRTL1, Class A2 5.315% due 2/25/2041(3)(4)(8)		100,000	98,839
Series 2026-RRTL1, Class M1 6.34% due 2/25/2041(3)(4)(8)		100,000	99,043

U.K. Logistics DAC Series 2026-2A, Class A 5.083% due 8/15/2036(3)(4)(8)	GBP	340,000	450,983
Series 2026-2A, Class B 5.333% due 8/15/2036(3)(4)(8)	GBP	260,000	344,868
Series 2026-2A, Class C 5.583% due 8/15/2036(3)(4)(8)	GBP	330,000	437,714

Vontive Mortgage Trust Series 2025-RTL1, Class A1 6.507% due 3/25/2030(3)(4)(8)		897,000	902,733

Wells Fargo Commercial Mortgage Trust Series 2025-1918, Class A 5.761% due 9/15/2040(3)(4)(8)		663,000	63,314
Series 2025-VTT, Class D 6.382% due 3/15/2038(3)(4)(8)		735,000	730,193
Series 2025-VTT, Class E 7.137% due 3/15/2038(3)(4)(8)		746,000	747,283

Total Non-Agency Mortgage-Backed Securities (Cost $39,906,557)			39,528,209
Senior Secured Loans – 13.6%

Agriculture – 0.4%

Artisan Newco BV 2025 EUR Repriced Term Loan B 0.00% due 4/5/2032(4)(9)	EUR	150,000	171,284
2026 EUR Term Loan B 0.00% due 4/5/2032(4)(9)	EUR	350,000	399,662

			570,946

The accompanying notes are an integral part of these financial statements.	9

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2026 (unaudited)	Principal Amount		Value
Airlines – 0.3%

American Airlines, Inc. 2026 1st Lien Term Loan B 6.666% (3 mo. USD Term SOFR + 2.00%) due 5/29/2033(4)		$417,000	$411,441

			411,441
Auto Parts & Equipment – 0.4%

Stonepeak Motion Finco LLC EUR Term Loan B 0.00% due 6/24/2033(4)(9)	EUR	500,000	572,488
USD Term Loan B 0.00% due 6/24/2033(4)(9)		64,000	63,920

			636,408
Biotechnology – 0.1%

Grifols Worldwide Operations USA, Inc. 2026 USD Term Loan B 6.187% (6 mo. USD Term SOFR + 2.50%) due 4/14/2033(4)		217,455	217,890

			217,890
Building Materials – 0.7%

Chamberlain Group, Inc. 2025 Term Loan B 6.644% (1 mo. USD Term SOFR + 3.00%) due 9/8/2032(4)		73,892	73,875

CP Atlas Buyer, Inc. 2025 Term Loan 8.894% (1 mo. USD Term SOFR + 5.25%) due 7/8/2030(4)		393,030	344,338

EMRLD Borrower LP 2024 Term Loan B 5.894% (1 mo. USD Term SOFR + 2.25%) due 8/4/2031(4)		246,920	246,576
Term Loan B 5.916% (3 mo. USD Term SOFR + 2.25%) due 5/31/2030(4)		277,542	277,170

Tamko Building Products LLC 2026 Incremental Term Loan 0.00% due 9/20/2030(4)(9)		46,800	46,741

			988,700
Chemicals – 0.1%

BASF Coatings USD Term Loan B 0.00% due 5/6/2033(4)(9)		127,826	128,178

			128,178
Commercial Services – 1.4%

Boluda Towage Luxembourg SARL 2026 USD Term Loan B 0.00% due 6/24/2033(4)(9)		82,000	82,052

June 30, 2026 (unaudited)	Principal Amount		Value
Commercial Services (continued)

Ensemble RCM LLC 2026 Term Loan B 6.663% (3 mo. USD Term SOFR + 3.00%) due 2/9/2033(4)		$483,309	$481,254

IFCO Management GmbH 2026 EUR Term Loan B 0.00% due 12/8/2032(4)(9)	EUR	500,000	571,911

Inspired Finco Holdings Ltd. 2026 EUR Term Loan B8 5.179% (1 mo. EURIBOR + 3.00%) due 2/28/2031(4)	EUR	480,793	551,710

Lernen Bidco Ltd. 2025 USD Term Loan B3 7.01% (6 mo. USD Term SOFR + 3.50%) due 10/27/2031(4)		311,985	306,429

Parexel International Corp. 2025 Repriced Term Loan B 6.144% (1 mo. USD Term SOFR + 2.50%) due 12/12/2031(4)		160,195	160,195

			2,153,551
Distribution & Wholesale – 0.3%

ADI Global Distribution Funding LLC Term Loan B 0.00% due 6/17/2033(4)(9)		82,560	82,663

Gloves Buyer, Inc. 2025 Term Loan 7.644% (1 mo. USD Term SOFR + 4.00%) due 5/21/2032(4)		292,640	293,433

Veritiv Corp. Term Loan B 7.732% (3 mo. USD Term SOFR + 4.00%) due 12/2/2030(4)		32,088	30,279

			406,375
Diversified Financial Services – 0.4%

Hudson River Trading LLC 2026 Repriced Term Loan B 6.139% (1 mo. USD Term SOFR + 2.50%) due 3/18/2030(4)		500,502	496,663

Osaic Holdings, Inc. 2025 Term Loan 6.286% (6 mo. USD Term SOFR + 2.50%) due 7/30/2032(4)		147,000	144,905

			641,568
Electric – 0.4%

Compass Power Generation LLC 2026 Term Loan B 6.232% (3 mo. USD Term SOFR + 2.50%) due 4/13/2029(4)		143,000	142,882

10	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2026 (unaudited)	Principal Amount		Value
Electric (continued)

Long Ridge Energy LLC Term Loan B 8.232% (3 mo. USD Term SOFR + 4.50%) due 2/19/2032(4)		$487,832	$488,237

			631,119
Electrical Components & Equipment – 0.4%

Trench Group GmbH 2026 EUR Term Loan B 0.00% due 6/10/2033(4)(9)	EUR	500,000	572,968

			572,968
Electronics – 0.0%

Skyshield U.S. Bidco Ltd. USD Term Loan B 0.00% due 6/2/2033(4)(9)		49,000	48,939

			48,939
Engineering & Construction – 0.8%

Azuria Water Solutions, Inc. 2026 Delayed Draw Term Loan 0.00% due 4/25/2033(4)(9)(10)		45,884	45,725
2026 Term Loan B 6.482% (3 mo. USD Term SOFR + 2.75%) due 4/25/2033(4)		441,637	440,109

Ramudden Global Group GmbH 2026 EUR Term Loan B 0.00% due 2/21/2033(4)(9)	EUR	478,723	549,139

Salas O’brien, Inc. Delayed Draw Term Loan 2.75% due 1/31/2033(4)(10)		25,919	25,919
Term Loan 6.394% (1 mo. USD Term SOFR + 2.75%) due 1/31/2033(4)		200,874	200,875

			1,261,767
Entertainment – 0.4%

Flutter Financing BV 2025 Term Loan B 5.732% (3 mo. USD Term SOFR + 2.00%) due 6/4/2032(4)		199,683	198,623

Pioneer Opco LLC Term Loan B 6.894% (1 mo. USD Term SOFR + 3.25%) due 5/16/2033(4)		114,200	114,547

River Rock Entertainment Authority Term Loan 12.62% (1 mo. USD Term SOFR + 9.00%) due 6/25/2031(4)		260,000	255,450

			568,620
Food – 0.4%

Froneri Lux Finco SARL 2025 EUR Term Loan 5.149% (6 mo. EURIBOR + 3.00%) due 9/30/2032(4)	EUR	500,000	567,421

June 30, 2026 (unaudited)	Principal Amount		Value
Food (continued)

Solina Bidco 2026 USD Term Loan B 0.00% due 9/30/2032(4)(9)		$49,000	$49,020

			616,441
Food Service – 0.8%

Areas Worldwide SA 2025 EUR Repriced Term Loan B 6.086% (6 mo. EURIBOR + 3.50%) due 12/31/2029(4)	EUR	500,000	573,728

Gategroup Finance Luxembourg SA EUR Repriced Term Loan 5.622% (3 mo. EURIBOR + 3.50%) due 6/10/2032(4)	EUR	500,000	573,442

			1,147,170
Forest Products & Paper – 0.2%

Spa Holdings 3 OYJ 2025 USD Term Loan B 8.244% (3 mo. USD Term SOFR + 4.25%) due 5/23/2030(4)		358,454	356,364

			356,364
Healthcare Products – 0.5%

Hologic, Inc. 2026 EUR Term Loan B 5.053% (3 mo. EURIBOR + 2.75%) due 4/7/2033(4)	EUR	500,000	570,752

McKesson Medical-Surgical Top Holdings, Inc. Term Loan B 5.982% (3 mo. USD Term SOFR + 2.25%) due 6/9/2032(4)		115,666	115,570

			686,322
Healthcare Services – 0.1%

Heartland Dental LLC 2025 Term Loan 7.144% (1 mo. USD Term SOFR + 3.50%) due 8/25/2032(4)		227,579	227,623

			227,623
Household Products & Wares – 0.2%

Lavender Dutch BorrowerCo BV USD Term Loan 6.982% (3 mo. USD Term SOFR + 3.25%) due 12/30/2032(4)		286,053	282,834

			282,834
Insurance – 1.2%

Asurion LLC 2025 Term Loan B13 7.913% (3 mo. USD Term SOFR + 4.25%) due 9/19/2030(4)		561,444	554,780

Jones Deslauriers Insurance Management, Inc. 2026 Repriced Term Loan B 6.663% (3 mo. USD Term SOFR + 3.00%) due 2/2/2033(4)		401,000	383,055

The accompanying notes are an integral part of these financial statements.	11

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2026 (unaudited)	Principal Amount		Value
Insurance (continued)

Siaci Saint Honore 2026 EUR Term Loan B 5.541% (3 mo. EURIBOR + 3.25%) due 7/26/2032(4)	EUR	590,000	$671,242

USI, Inc. 2024 Term Loan C 5.982% (3 mo. USD Term SOFR + 2.25%) due 9/29/2030(4)		$244,256	242,974

			1,852,051
Internet – 0.4%

Proofpoint, Inc. 2025 Repriced Term Loan 6.732% (3 mo. USD Term SOFR + 3.00%) due 8/31/2028(4)		588,142	566,822

			566,822
Packaging & Containers – 0.7%

Proampac PG Borrower LLC 2026 USD Term Loan B 7.652% (1 mo. USD Term SOFR + 4.00%) due 3/7/2033(4)		514,966	505,496

Sword Purchaser LLC USD Term Loan B 7.644% (1 mo. USD Term SOFR + 4.00%) due 4/11/2033(4)		628,529	612,131

			1,117,627
Pharmaceuticals – 0.9%

Althea Acquisition Bidco SARL 2026 EUR 1st Lien Term Loan B 5.541% (3 mo. EURIBOR + 3.25%) due 1/20/2033(4)	EUR	500,000	572,174

LSF12 Pillar Investments SARL EUR Term Loan B 0.00% due 4/30/2033(4)(9)	EUR	650,000	743,217

			1,315,391
Retail – 0.8%

LSF9 Atlantis Holdings LLC 2025 Term Loan B 7.482% (3 mo. USD Term SOFR + 3.75%) due 3/29/2029(4)		130,625	128,829

Men’s Wearhouse, Inc. 2026 Term Loan B 9.414% (3 mo. USD Term SOFR + 5.75%) due 1/28/2031(4)		134,118	135,100

Park River Holdings, Inc. 2025 Term Loan 8.192% (3 mo. USD Term SOFR + 4.50%) due 3/15/2031(4)		196,683	196,230
2026 Add-On Term Loan B 0.00% due 3/15/2031(9)		118,667	118,370

June 30, 2026 (unaudited)	Principal Amount	Value
Retail (continued)

White Cap Buyer LLC 2026 Incremental Term Loan B 7.144% (1 mo. USD Term SOFR + 3.50%) due 2/10/2033(4)	$685,679	$682,463

		1,260,992
Software – 1.2%

CoreWeave Financing DDTL V LLC Delayed Draw Term Loan 8.113% (1 mo. USD Term SOFR + 4.50%) due 11/17/2031(4)(10)	286,000	291,660

Darktrace PLC 1st Lien Term Loan 6.927% (3 mo. USD Term SOFR + 3.25%) due 10/9/2031(4)	828,945	753,925

Modena Buyer LLC Term Loan 7.913% (3 mo. USD Term SOFR + 4.25%) due 7/1/2031(4)	362,564	334,193

Project Alpha Intermediate Holding, Inc. 2024 1st Lien Term Loan B 6.982% (3 mo. USD Term SOFR + 3.25%) due 10/26/2030(4)	231,646	166,728

Rocket Software, Inc. 2023 USD Term Loan B 7.394% (1 mo. USD Term SOFR + 3.75%) due 11/28/2028(4)	248,744	235,851

		1,782,357
Telecommunications – 0.1%

Windstream Services LLC 2025 Term Loan B 7.644% (1 mo. USD Term SOFR + 4.00%) due 10/6/2032(4)	142,228	142,939

		142,939

Total Senior Secured Loans (Cost $20,912,292)		20,593,403
Preferred Stocks – 0.3%

Interactive Media & Services – 0.3%

Alphabet, Inc., Series A, 6.25%(1)	3,829	194,858

Alphabet, Inc., Series B, 6.25%(1)	3,829	192,599

		387,457

Total Preferred Stocks (Cost $386,814)		387,457

	Shares	Value
Exchange-Traded Funds – 2.9%

Janus Henderson B-BBB CLO ETF	34,896	1,652,326

Janus Henderson Emerging Markets Debt Hard Currency ETF	51,977	2,796,622

		4,448,948

Total Exchange-Traded Funds (Cost $4,276,996)		4,448,948

12	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2026 (unaudited)	Principal Amount	Value
Repurchase Agreements – 2.7%

Fixed Income Clearing Corp., 1.06%, dated 6/30/2026, proceeds at maturity value of $4,090,595, due 7/1/2026(12)	$4,090,474	$4,090,474

Total Repurchase Agreements (Cost $4,090,474)		4,090,474

Total Investments – 127.1% (Cost $193,605,750)		192,127,076

Liabilities in excess of other assets – (27.1)%		(40,975,051)

Total Net Assets – 100.0%		$151,152,025

(1)	Non–income–producing security.
(2)	TBA — To be announced.
(3)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2026, the aggregate market value of these securities amounted to $106,661,345, representing 70.6% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(4)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2026.
(5)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Tricolor Auto Securitization Trust, Class C	906,000	$906,000	$200,490	3/11/2025	0.13%
Tricolor Auto Securitization Trust, Class D	370,000	370,000	46,665	3/11/2025	0.03

(6)	Security valued using significant unobservable inputs (Level 3).
(7)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(8)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(9)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(10)	This security, or a portion of this security, has unfunded loan commitments.
(11)	Security purchased on a when-issued basis. Rate remains at Zero Coupon until a designated future date.
(12)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.00%	12/15/2027	$4,172,300	$4,172,306

Open futures contracts at June 30, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. 2-Year Treasury Note	September 2026	6	Long	$1,236,849	$1,236,797	$(52)
U.S. 5-Year Treasury Note	September 2026	391	Long	41,735,605	41,855,328	119,723
U.S. 10-Year Treasury Note	September 2026	31	Long	3,394,937	3,406,609	11,672
Total				$46,367,391	$46,498,734	$131,343

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	September 2026	3	Short	$(334,683)	$(340,500)	$(5,817)
U.S. Ultra 10-Year Treasury Note	September 2026	52	Short	(5,496,090)	(5,848,375)	(352,285)
U.S. Ultra Bond	September 2026	20	Short	(2,271,225)	(2,323,125)	(51,900)
Total				$(8,101,998)	$(8,512,000)	$(410,002)

Credit default swap contracts – buy protection*

Reference Entity	Implied Credit Spread at June 30, 2026†	Notional Amount‡		Maturity	(Pay)/ Receive Fixed Rate	Periodic Payment Frequency	Upfront Payments	Value	Unrealized Appreciation
CDX.NA.HY.S46	3.01%	USD	6,336,000	6/20/2031	(5.00)%	Quarterly	$(515,396)	$(511,607)	$3,789
Virgin Media Finance PLC	7.22	EUR	160,000	6/20/2031	(5.00)	Quarterly	9,116	14,531	5,415
Total								$(497,076)	$9,204

*

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

The accompanying notes are an integral part of these financial statements.	13

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

†

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

‡

The notional amount represents the maximum potential amount the Fund could be required to pay as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Total return swap contracts at June 30, 2026:

Counterparty /Return Paid	Return Received	Notional Amount	Maturity	Payment Frequency	Upfront Payments	Value	Unrealized Depreciation
BNP Paribas SA	Janus Henderson AAA CLO ETF	USD 154,955	7/23/2026	Quarterly	$—	$(23,243)	$(23,243)

USD SOFR + 0.16%

Open forward foreign currency contracts at June 30, 2026:

Counterparty	Settlement Date	Amount	Amount and Description of Currency to be Purchased	Amount	Amount and Description of Currency to be Sold	Unrealized Appreciation/ (Depreciation)
BNP Paribas Securities Services	8/13/2026	502,552	EUR	586,956	USD	$(11,751)
BNP Paribas Securities Services	8/13/2026	504,375	EUR	583,684	USD	(6,393)
BNP Paribas Securities Services	8/13/2026	501,617	EUR	582,025	USD	(7,890)
BNP Paribas Securities Services	8/13/2026	7,170	EUR	8,378	USD	(171)
BNP Paribas Securities Services	8/13/2026	99,656	EUR	115,981	USD	(1,918)
BNP Paribas Securities Services	8/13/2026	6,302	EUR	7,183	USD	30
BNP Paribas Securities Services	8/13/2026	502,435	EUR	585,350	USD	(10,279)
BNP Paribas Securities Services	8/13/2026	148,960	EUR	173,287	USD	(2,792)
BNP Paribas Securities Services	8/13/2026	1,304	EUR	1,523	USD	(30)
BNP Paribas Securities Services	8/13/2026	9,559	USD	13,538	CAD	(4)
BNP Paribas Securities Services	8/13/2026	122,093	USD	169,171	CAD	2,593
BNP Paribas Securities Services	8/13/2026	9,429,913	USD	8,073,989	EUR	188,688
BNP Paribas Securities Services	8/13/2026	568,164	USD	500,000	EUR	(4,120)
BNP Paribas Securities Services	8/13/2026	1,243,185	USD	1,090,000	EUR	(4,393)
BNP Paribas Securities Services	8/13/2026	290,928	USD	250,000	EUR	4,785
BNP Paribas Securities Services	8/13/2026	758,051	USD	650,000	EUR	14,082
BNP Paribas Securities Services	8/13/2026	324,836	USD	280,000	EUR	4,358
BNP Paribas Securities Services	8/13/2026	577,258	USD	500,000	EUR	4,974
BNP Paribas Securities Services	8/13/2026	153,152	USD	132,242	EUR	1,792
BNP Paribas Securities Services	8/13/2026	584,652	USD	499,518	EUR	12,921
BNP Paribas Securities Services	8/13/2026	579,786	USD	504,375	EUR	2,495
BNP Paribas Securities Services	8/13/2026	1,245,670	USD	930,000	GBP	12,098
BNP Paribas Securities Services	8/13/2026	691,049	USD	517,263	GBP	4,940
Total						$204,015

14	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

Legend:

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

CMT — Constant Maturity Treasury

EUR — Euro

EURIBOR — Euro Interbank Offered Rate

GBP — Great British Pound

LIBOR — London Interbank Offered Rate

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

USD — United States Dollar

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

Assets (unaudited)	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$887,432	$—	$—	$887,432
Agency Mortgage-Backed Securities	—	38,416,856	—	38,416,856
Asset-Backed Securities	—	34,925,744	247,155	35,172,899
Corporate Bonds & Notes	—	48,601,398	—	48,601,398
Non-Agency Mortgage-Backed Securities	—	39,528,209	—	39,528,209
Senior Secured Loans	—	20,593,403	—	20,593,403
Preferred Stocks	—	387,457	—	387,457
Exchange-Traded Funds	4,448,948	—	—	4,448,948
Repurchase Agreements	—	4,090,474	—	4,090,474
Total Investments in Securities	$5,336,380	$186,543,541	$247,155	$192,127,076
Other Financial Instruments
Futures Contracts	131,395	—	—	131,395
Credit Default Swap Contracts	—	9,204	—	9,204
Forward Foreign Currency Contracts	—	253,756	—	253,756
Total Assets	$5,467,775	$186,806,501	$247,155	$192,521,431
Liabilities
Futures Contracts	(410,054)	—	—	(410,054)
Total Return Swap Contracts	—	(23,243)	—	(23,243)
Forward Foreign Currency Contracts	—	(49,741)	—	(49,741)
Total Liabilities	$(410,054)	$(72,984)	$—	$(483,038)

(1)

For the period ended June 30, 2026, investments valued at 247,155 were transferred into Level 3 due to a reduction in the availability of significant observable inputs. There were no transfers out of Level 3.

The accompanying notes are an integral part of these financial statements.	15

FINANCIAL INFORMATION — GUARDIAN MULTI-SECTOR BOND VIP FUND

Statement of Assets and Liabilities As of June 30, 2026 (unaudited)
Assets

Investments, at value	$192,127,076

Foreign currency, at value	18,089

Receivable for investments sold	6,904,904

Interest receivable	1,248,807

Cash deposits with brokers for futures contracts	403,720

Cash deposits with brokers for swap contracts	343,533

Unrealized appreciation on open forward foreign currency contracts	253,756

Receivable for variation margin on futures contracts	103,772

Reimbursement receivable from adviser	6,641

Receivable for fund shares subscribed	1,566

Prepaid expenses	2,380

Total Assets	201,414,244

Liabilities

Payable for investments purchased	49,805,807

Payable for fund shares redeemed	96,703

Due to custodian	67,158

Investment advisory fees payable	65,047

Unrealized depreciation on open forward foreign currency contracts	49,741

Accrued custodian and accounting fees	44,391

Distribution fees payable	31,272

Unrealized depreciation on open total return swap contracts	23,243

Accrued administrative fees	20,355

Accrued audit fees	19,501

Accrued legal fees	19,469

Payable for variation margin on swap contracts	12,362

Accrued transfer agent fees	5,258

Accrued trustees’ and officers’ fees	654

Accrued shareholder reports fees	522

Accrued expenses and other liabilities	736

Total Liabilities	50,262,219

Total Net Assets	$151,152,025

Net Assets Consist of:
Paid-in capital	$149,835,104
Distributable earnings	1,316,921

Total Net Assets	$151,152,025

Investments, at Cost	$193,605,750

Foreign Currency, at Cost	$18,074

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	14,386,350

Net Asset Value Per Share	$10.51

Statement of Operations For the Six Months Ended June 30, 2026 (unaudited)
Investment Income

Interest	$4,880,905

Dividends	205,508

Withholding taxes on foreign dividends	(65)

Total Investment Income	5,086,348

Expenses

Investment advisory fees	403,861

Distribution fees	194,164

Custodian and accounting fees	62,901

Professional fees	49,798

Trustees’ and officers’ fees	26,571

Administrative fees	24,995

Transfer agent fees	7,072

Shareholder reports	4,822

Other expenses	5,398

Total Expenses	779,582

Less: Fees waived	(25,917)

Total Expenses, Net	753,665

Net Investment Income/(Loss)	4,332,683

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments, Derivative Contracts and Foreign Currency Transactions

Net realized gain/(loss) from investments	15,822

Net realized gain/(loss) from futures contracts	(797,758)

Net realized gain/(loss) from swap contracts	(72,322)

Net realized gain/(loss) from purchased swaptions contracts	(356,806)

Net realized gain/(loss) from written swaptions contracts	125,235

Net realized gain/(loss) from forward foreign currency contracts	28,527

Net realized gain/(loss) from foreign currency transactions	83,184

Net change in unrealized appreciation/(depreciation) on investments	(1,915,366)

Net change in unrealized appreciation/(depreciation) on futures contracts	17,874

Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts	256,963

Net change in unrealized appreciation/(depreciation) on swap contracts	(14,039)

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	67,221

Net Loss on Investments, Derivative Contracts and Foreign Currency Transactions	(2,561,465)

Net Increase in Net Assets Resulting From Operations	$1,771,218

16	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MULTI-SECTOR BOND VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/26	For the Year Ended 12/31/25

Operations

Net investment income/(loss)	$4,332,683	$9,083,297

Net realized gain/(loss) from investments, derivative contracts and foreign currency transactions	(974,118)	488,093

Net change in unrealized appreciation/(depreciation) on investments, derivative contracts and translation of assets and liabilities in foreign currencies	(1,587,347)	4,155,436

Net Increase in Net Assets Resulting from Operations	1,771,218	13,726,826

Capital Share Transactions

Proceeds from sales of shares	5,672,993	12,318,769

Cost of shares redeemed	(18,117,118)	(47,530,612)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(12,444,125)	(35,211,843)

Net Decrease in Net Assets	(10,672,907)	(21,485,017)

Net Assets

Beginning of period	161,824,932	183,309,949

End of period	$151,152,025	$161,824,932

Other Information:

Shares

Sold	543,582	1,230,266

Redeemed	(1,738,654)	(4,780,753)

Net Decrease	(1,195,072)	(3,550,487)

The accompanying notes are an integral part of these financial statements.	17

FINANCIAL INFORMATION — GUARDIAN MULTI-SECTOR BOND VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/26	$10.39	$0.29	$(0.17)	$0.12	$10.51	1.15%	(4)

Year Ended 12/31/25	9.58	0.53	0.28	0.81	10.39	8.46%

Year Ended 12/31/24	9.44	0.44	(0.30)	0.14	9.58	1.48%

Year Ended 12/31/23	9.00	0.35	0.09	0.44	9.44	4.89%

Year Ended 12/31/22	10.74	0.26	(2.00)	(1.74)	9.00	(16.20)%

Year Ended 12/31/21	10.74	0.21	(0.21)	0.00	10.74	0.00%

18	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MULTI-SECTOR BOND VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$151,152	0.97%	(4),(5)	0.99%	(4)	5.58%	(4)	5.55%	(4)	52%	(4)

161,825	0.96%		0.96%		5.31%		5.31%		204%

183,310	0.94%		0.94%		4.61%		4.61%		186%

218,799	0.91%		0.91%		3.88%		3.88%		343%

232,593	0.88%		0.88%		2.68%		2.68%		182%

315,505	0.87%		0.87%		1.99%		1.99%		172%

(1) Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

(5)	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.95% for the period ended 6/30/2026.

The accompanying notes are an integral part of these financial statements.	19

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2026 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Multi-Sector Bond VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 21, 2019. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to provide a high current income with a secondary objective of capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”).

Exchange-traded financial futures and swap contracts are valued at the last settlement price on the market where they are primarily traded.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

20

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2026, the Fund had transfers into Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2026 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2026, the Fund had two securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps, options and swaptions, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

21

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

c. Forward Foreign Currency Contracts The Fund may enter into forward foreign currency contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. These contracts may be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Forward contracts to purchase or sell a foreign currency may also be used by the Fund in anticipation of future purchases (or in settlement of such purchases) or sales of securities denominated in foreign currency, or to exchange one currency for another. Upon entering into a forward foreign currency contract, the Fund may be required to post margin equal to its outstanding exposure thereunder. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the forward foreign currency contract is settled.

d. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

e. Total Return Swaps Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent that the total return of the security, basket of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

f. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps and swaptions on individual obligations or credit indices. The Fund may use these investments to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve positioning, (iii) manage risk, (iv) enhance potential returns, or (v) as substitutes for permitted Fund investments. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund.

The Fund may also enter into cleared swaps with a central clearinghouse. In a centrally cleared derivative transaction, the Fund typically enters into the transaction with a financial institution counterparty serving as the clearinghouse, and performance of the transaction is effectively guaranteed against default by such counterparty, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction.

A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a premium for the option and obtains the right, but not

22

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

the obligation, to enter into or modify an underlying swap or to modify the terms of an existing swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into or modify an underlying swap on agreed-upon terms, which generally entails a greater risk of loss than incurred in buying a swaption.

The Fund may not achieve the anticipated benefits of swap contracts and may realize a loss. During the six months ended June 30, 2026, the Fund entered into credit default swaps and swaptions for risk exposure management and to enhance potential return. The Fund held credit default swaps as of June 30, 2026. There were no swaptions held as of June 30, 2026.

g. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value. There were no options transactions as of June 30, 2026.

h. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

i. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the six months ended June 30, 2026, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund.

j. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/ accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

23

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

k. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

l. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.52% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2027 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.94% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2026, the expense limitation was 0.96%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2026, Park Avenue waived fees and/or paid Fund expenses in the amount of $25,917.

Park Avenue has entered into a Sub-Advisory Agreement with Janus Henderson Investors US LLC (“Janus”), effective March 3, 2025. Prior to this date, the Fund did not have a sub-adviser. Janus is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2026, the Fund incurred distribution fees in the amount of $194,164 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

24

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (“TBA”) securities) for the six months ended June 30, 2026, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$78,760,476	$2,001,504
Sales	78,975,168	4,402,640

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

d. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

TBA securities and purchase commitments are commitments to purchase mortgage-backed securities for a fixed price at a future date. At the time of purchase, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, the Fund agrees to accept any mortgage-backed security that meets specified terms. Thus, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. The principal risks are that the counterparty may not deliver the security as promised and/or that the value of the TBA security may decline prior to when the Fund receives the security. Also, the value of TBA securities on the delivery date may be more or less than the price paid by the Fund to purchase the securities. The Fund will lose money if the value of the TBA security declines below the purchase price and will not benefit if the value of the security appreciates above the sale price prior to delivery.

e. Mortgage Dollar Rolls The Fund may engage from time to time in mortgage dollar roll transactions, which involve a sale by the Fund of a mortgage-backed security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. These transactions are typically used for short term financing. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, the Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for the Fund. The Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income. Mortgage dollar roll transactions are subject to certain risks, including the risk that securities returned to the Fund at the end of the roll transaction, while substantially similar, may be inferior to the securities initially sold by the Fund to the

25

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

counterparty. The transactions involve the risk that the market price of mortgage-backed securities in a mortgage dollar roll transaction decline below the agreed-upon future repurchase price. Conversely, the market value of the securities subject to a Fund’s forward sale commitment may increase above the exercise price of the forward commitment.

Dollar rolls (and when-issued, delayed delivery and to-be-announced transactions) are speculative techniques that may result in leverage and increased volatility. These transactions may also increase risk associated with volatility and losses and are subject to counterparty risk. In addition, investment in mortgage dollar rolls may significantly increase the Fund’s portfolio turnover rate.

f. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2026, the Fund did not hold any restricted, other than 144A restricted securities or illiquid securities.

g. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

h. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government. In addition, mortgage-backed and other asset-backed securities are subject to the risk that underlying obligations will be repaid sooner (known as “prepayment risk”) or later (known as “extension risk”) than expected because of changes in interest rates, either of which may result in lower than expected returns for the Fund. Because mortgage-backed securities are backed by mortgage loans, they also are subject to risks associated with the ownership of real estate and the real estate industry.

i. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

j. Derivative Instruments Investments in derivatives (including short exposures through derivatives) pose risks in addition to, and potentially greater than, those associated with investing directly in other investments, including potentially heightened liquidity and valuation risk, counterparty risk, market risk, operational risk, and legal risk. In addition, certain derivatives result in leverage, which can result in losses substantially greater than the amount invested in the derivatives by the Fund. The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2026 to manage

26

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. With respect to exchange traded futures, the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures contracts against default.

Although forward foreign currency contracts are intended, when used for hedging purposes, to minimize the risk of loss due to a decline in the value of the hedged currencies, they also tend to limit any potential gain which might result should the value of such currencies increase. In addition, these contracts are subject to the risk that the counterparty may not be able to meet the terms of the contracts as well as the risk of unanticipated movements in the value of foreign currencies relative to the U.S. dollar. Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund used forward foreign currency contracts for the six months ended June 30, 2026.

Under certain market conditions, the Fund may use credit default swaps, swaps or swaptions to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve exposure, (iii) manage risk, (iv) enhance returns, or (v) as substitutes for permitted Fund investments. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component.

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM”s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

Generally, the Fund will enter into swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps, including credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In addition to the other risks generally applicable to derivatives, risks associated with credit default swaps, swaptions, and total return swaps include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

As of June 30, 2026, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

	Interest Rate Contracts	Credit Default Contracts	Foreign Currency Contracts	Equity Contracts

Asset Derivatives
Forward Foreign Currency Contracts[1]	$—	$—	$253,756	$—
Futures Contracts[2]	131,395	—	—	—
Credit Default Swap Contracts[3]	—	9,204	—	—

Liability Derivatives
Forward Foreign Currency Contracts[4]	$—	$—	$(49,741)	$—
Futures Contracts[2]	(410,054)	—	—	—
Total Return Swap Contracts[5]	—	—	—	(23,243)

[1]	Statement of Assets and Liabilities location: Unrealized appreciation on open forward foreign currency contracts.
[2]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

[3]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of credit default swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

[4]	Statement of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts.
[5]	Statement of Assets and Liabilities location: Unrealized depreciation on open total return swap contracts.

27

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

Transactions in derivative investments for the six months ended June 30, 2026 were as follows:

	Interest Rate Contracts	Credit Default Contracts	Foreign Currency Contracts	Equity Contracts

Net Realized Gain/(Loss)
Forward Foreign Currency Contracts[1]	$—	$—	$28,527	$—
Futures Contracts[2]	(797,758)	—	—	—
Purchased Swaptions Contracts[3]	(356,806)	—	—	—
Written Swaptions Contracts[4]	125,235	—	—	—
Swap Contracts[5]	—	(5,046)	—	(67,276)

Net Change in Unrealized Appreciation/(Depreciation)
Forward Foreign Currency Contracts[6]	$—	$—	$256,963	$—
Futures Contracts[7]	17,874	—	—	—
Swap Contracts[8]	—	9,204	—	(23,243)

Average Number of Notional Amounts
Forward Foreign Currency Contracts	$—	$—	$17,229,161	$—
Futures Contracts[9]	502	—	—	—
Purchased Swaptions Contracts	$6,505,714	$—	$—	$—
Written Swaptions Contracts	6,505,714	—	—	—
Swap Contracts – Buy/Sell Protection	—	928,000	—	132,819

[1]	Statement of Operations location: Net realized gain/(loss) from forward foreign currency contracts.
[2]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[3]	Statement of Operations location: Net realized gain/(loss) from purchased swaptions contracts.
[4]	Statement of Operations location: Net realized gain/(loss) from written swaptions contracts.
[5]	Statement of Operations location: Net realized gain/(loss) from swap contracts.
[6]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts.
[7]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[8]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on swap contracts.
[9]	Amount represents number of contracts.

k. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and developments, may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social or political unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

l. Loans Investments in loans are particularly subject to, among other risks, credit risk, interest rate risk, and counterparty risk. The Fund’s investments in loans can be difficult to value accurately and may be more susceptible to liquidity risk than fixed income (or debt) investments of similar credit quality and/or maturity. Investments or transactions in loans are often subject to long settlement periods (potentially longer than seven days), which could limit the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. As a result, the Fund may be forced to sell other, more desirable, liquid investments, sell illiquid investments at a loss or take other measures to raise cash. Loans often are rated below investment-grade and may be unrated and subject the Fund to the risk that the value of the collateral for the loan may be insufficient to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants (if any) more difficult for the Fund as legal action may have to go

28

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

through the issuer of the participations. Investments in loans that lack or possess fewer or contingent contractual restrictive covenants are particularly susceptible to the risks associated with these investments. In addition, loans and other similar investments may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 14, 2026. The Fund did not utilize the credit facility during the six months ended June 30, 2026.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that there was the following subsequent event:

On July 9, 2026, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”), which provides for the reorganization of each series (fund) of the Trust (each, a “Target Portfolio” and, collectively, the “Target Portfolios”) into corresponding series of SunAmerica Series Trust (“SAST”) or Seasons Series Trust (“SST”), as applicable, identified (each, an (“Acquiring Portfolio” and, collectively the “Acquiring Portfolios”) (each, a “Reorganization” and, collectively, the “Reorganizations”), subject to shareholder approval. Under the terms of the proposed Reorganizations, each Target Portfolio would transfer substantially all of its assets and liabilities to a corresponding Acquiring Portfolio in exchange for shares of the Acquiring Portfolio. Shares of the Acquiring Portfolio which would be distributed to shareholders of the applicable Target Portfolio, who will own Class 1 or Class 3 shares, as applicable, of the Acquiring Portfolio. Following completion of the Reorganizations, each Target Portfolio will be terminated.

Shareholders of record as of August 17, 2026 will be asked to approve the proposed Reorganizations at a special meeting of shareholders expected to be held on or about November 13, 2026. If approved and all conditions to closing are satisfied or waived, the Reorganizations are expected to be completed during the fourth quarter of 2026.

The Reorganizations are not expected to be taxable events to contract owners of the variable insurance products investing in the Funds.

29

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

Target Portfolio	Acquiring Portfolio
Guardian Equity Income VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Value Portfolio, a series of SAST
Guardian Integrated Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian All Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Strategic Large Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Diversified Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian International Equity VIP Fund, a series of GVPT	SA BlackRock Advantage International Portfolio (formerly, SA Morgan Stanley International Equities Portfolio), a series of SAST
Guardian Balanced Allocation VIP Fund, a series of GVPT	SA Index Allocation 60/40 Portfolio, a series of SAST
Guardian Total Return Bond VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST
Guardian Core Plus Fixed Income VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST
Guardian Large Cap Fundamental Growth VIP Fund, a series of GVPT	SA MFS Large Cap Growth Portfolio, a series of SAST
Guardian Small Cap Value Diversified VIP Fund, a series of GVPT	SA Franklin Small Company Value Portfolio, a series of SAST
Guardian Multi-Sector Bond VIP Fund, a series of GVPT	SA Multi-Managed Diversified Fixed Income Portfolio, a series of SST

Target Portfolio	Acquiring Portfolio
Guardian Short Duration Bond VIP Fund, a series of GVPT	SA JPMorgan Ultra-Short Bond Portfolio, a series of SAST
Guardian Growth & Income VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian Large Cap Disciplined Value VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian International Growth VIP Fund, a series of GVPT	SA Fidelity Institutional AM International Growth Portfolio, a series of SAST
Guardian Global Utilities VIP Fund, a series of GVPT	SA Large Cap Value Index Portfolio, a series of SAST
Guardian Large Cap Disciplined Growth VIP Fund, a series of GVPT	SA Franklin Large Cap Disciplined Growth Portfolio, a newly created series of SAST
Guardian Core Fixed Income VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian U.S. Government/Credit VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian Small-Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Select Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Relative Value VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Traditional Growth VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST

30

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and subadvisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 18-19, 2026 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act, of a party to the agreement (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund;

Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Value Diversified VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government/Credit VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing subadvisory agreements (the “Subadvisory Agreements”) between the Manager and the following investment advisory firms engaged to serve as subadvisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund and Guardian Small Cap Value Diversified VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund and Guardian Multi-Sector Bond VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Short Duration Bond VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund and Guardian U.S. Government/Credit VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund, Guardian Select Mid Cap Core VIP Fund and Guardian Core Fixed Income VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund and Guardian Total Return Bond VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the Meeting, (each, a “Subadviser” and collectively, the “Subadvisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory

31

Agreement,” collectively with the Management Agreement and Subadvisory Agreements, the “Agreements”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Subadviser) with respect to Guardian International Equity VIP Fund, in substantially the form presented at the Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Subadviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent legal counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Subadviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Subadvisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Subadvisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Subadviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Subadvisers, monitoring the Subadvisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Subadvisers with respect to the services that the Subadvisers provide under the Subadvisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend subadvisers, and the Manager’s ability to monitor and oversee subadvisers and recommend replacement subadvisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Subadvisers on a periodic basis, follow through with additional inquiries on questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding

32

the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Subadvisers. The Trustees also considered, among other things, the terms of the Subadvisory Agreements and the range of investment advisory services provided by the Subadvisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Subadvisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Subadvisers.

Based upon these considerations, the Trustees concluded that the nature, extent and quality of services provided to the Funds by the Manager and each Subadviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Subadvisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Subadviser was generally satisfactory, or, that any steps being taken by the Manager and Subadvisers intended to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Subadvisers, but noted that the Manager had negotiated the fees with the Subadvisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Subadvisers was a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2026, through April 30, 2027. Although the Board recognized that the comparisons between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

33

The Trustees considered the subadvisory fees paid under the Subadvisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Subadvisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Subadvisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and subadvisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Subadvisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that the management and/or subadvisory fees for some Funds included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from certain of the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than subadvisory fees, that the Subadvisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Subadvisers and their affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2025, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2026, through April 30, 2027 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the S&P 500 Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

34

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year period and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 3-year periods and higher than the Bloomberg US Aggregate Bond Index for the 5-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year and 3-year periods and in line with the S&P 500 Index for the 5-year period.

•	The Board noted that the actual management fee was in the 1st quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year period.
•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 3rd quintile of its performance universe for the 3-year period, and in the 4th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile for the 5-year period.

35

•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group and the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Growth Index for the 1-year and 5-year periods and was in line with the MSCI EAFE Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.
•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the 1-year and 3-year periods and higher than the Russell Midcap Growth Index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for the 3-year period, and in the 5th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 3-year periods and lower than the Bloomberg US Aggregate Bond Index for the 5-year period.

•	The Board noted that a new Subadviser was retained in 2025.

36

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 4th quintile of the expense group (but still within one basis point of median for total expenses).

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the S&P MidCap 400 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was in line with the Bloomberg US Government/Credit 1-3 Year Total Return Index for the 1-year and 3-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Value Diversified VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 2000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board approved a new Subadviser effective during 2026.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and the actual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian U.S. Government/Credit VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 3rd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.

37

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Intermediate Government/Credit Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 4th quintile of the expense group (but still within one basis point of median for total expenses).

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

Approval of New Sub-advisory Agreement with Janus Henderson Investors US LLC

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and subadvisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement (“Independent Trustees”) at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board” or “Trustees”) of Guardian Variable Products Trust (the “Trust”) held on March 18-19, 2026 (the “Meeting”), the Trustees considered a proposed subadvisory agreement (the “Proposed Agreement”) between Park Avenue Institutional Advisers LLC (the “Manager”) and Janus Henderson Investors US LLC (“Janus”) pursuant to which Janus would continue to serve as subadviser to the Guardian Mid Cap Traditional Growth VIP Fund and the Guardian Multi-Sector Bond VIP Fund (the “Funds”). Janus currently serves as subadviser to the Funds pursuant to a subadvisory agreement (the “Current Agreement”), the renewal of which was separately approved by the Board, including the Independent Trustees, at the Meeting. Consistent with the requirements of the 1940 Act, the Current Agreement would automatically terminate upon the closing of the acquisition of Janus Henderson Group plc (the parent company of Janus) by Trian Fund Management, L.P. and its affiliated funds and General Catalyst Group Management, LLC and its affiliated funds (the “Transaction”). The Proposed Agreement would become effective upon the closing of the Transaction, thereby permitting Janus to continue to serve as subadviser to the Funds. The Proposed Agreement is identical to the Current Agreement (except for dates of execution, effectiveness and termination).

At the Meeting, the Board, including the Independent Trustees voting separately, unanimously approved the Proposed Agreement for an initial term of two years (starting with the closing of the Transaction).

The Board is responsible for overseeing the management of the Funds. In determining whether to approve the Proposed Agreement, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Proposed Agreement. The Trustees received written responses from Janus to a series of questions and requests for information covering a wide variety of topics provided by independent legal counsel on behalf of the Independent Trustees regarding services provided under the Current Agreement. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Proposed Agreement.

During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Proposed Agreement in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager and Janus.

In reaching the decision to approve the Proposed Agreement, the Trustees took into account the materials and information described above as well as other materials and information provided to the Trustees and discussed with and among the Trustees, including information about the Transaction and information provided to the Trustees in connection with the Board’s consideration of the Current Agreement. Individual Trustees may have given different weight to different factors and information with respect to the Proposed Agreement, and the Trustees did not identify

38

any single factor or information that, in isolation, would be controlling in deciding to approve the Proposed Agreement. The discussion below is intended to summarize the broad factors that figured prominently in the Trustees’ decision to approve the Proposed Agreement rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by Janus; (ii) the investment performance of the Funds; (iii) the fees to be charged and estimated profitability; (iv) the extent to which economies of scale may in the future exist for the Funds, and the extent to which the Funds may benefit from future economies of scale; and (v) any other benefits derived by Janus (or its affiliates) from the relationship with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by Janus. In addition to the information considered in connection with the renewal of the Current Agreement, the Trustees also considered that the Proposed Agreement is identical to the Current Agreement (except for dates of execution, effectiveness and termination) and that Janus would provide the same services pursuant to the Proposed Agreement as are provided pursuant to the Current Agreement. The Trustees also considered that no changes in services provided to the Funds are expected as a result of the Transaction.

Based upon these considerations, the Trustees concluded that the nature, extent and quality of services to be provided to the Funds by Janus were appropriate.

Investment Performance

The Trustees considered Janus’s performance history in managing the Funds and similar strategies. In addition to the information considered in connection with the renewal of the Current Agreement, the Trustees also considered that no changes are expected to the investment strategy or management of the Funds as a result of the Transaction.

Costs and Profitability

In addition to the information considered in connection with the renewal of the Current Agreement, the

Trustees also considered that the subadvisory fee rates under the Proposed Agreement are the same as the rates under the Current Agreement. The Trustees also considered that the fees to be paid to Janus would be paid by the Manager and that the profitability of the Manager or Janus was not expected to change. The Trustees considered that the Manager had negotiated the fees with Janus at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Trustees concluded that the proposed subadvisory fees were reasonable in light of the nature, extent and quality of services expected to be rendered to the Funds by Janus under the Proposed Agreement.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds. The Trustees concluded that they were satisfied with the extent to which economies of scale would be shared for the benefit of shareholders based on current and anticipated asset levels. The Trustees noted that they would be able to revisit potential economies of scale in connection with future reviews of the Proposed Agreement or earlier, if appropriate.

Ancillary Benefits

The Trustees considered the potential benefits, other than the subadvisory fee, that Janus and its affiliates may receive because of Janus’s relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that the benefits that may accrue to Janus and its affiliates were consistent with those expected for a subadviser to a mutual fund such as the Funds.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Proposed Agreement.

39

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB10525

Guardian Variable

Products Trust

2026

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2026

Guardian Short Duration Bond VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Short Duration Bond VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2026. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

June 30, 2026 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities – 21.4%

Federal Home Loan Mortgage Corp. 3.00% due 5/1/2033	$4,893,656	$4,756,954

Federal National Mortgage Association 3.00% due 4/1/2033	2,563,778	2,525,095
3.00% due 9/1/2034	5,175,583	4,979,271
3.00% due 5/1/2037	4,738,882	4,567,878

Freddie Mac Multifamily Structured Pass-Through Certificates Series K065, Class A2 3.243% due 4/25/2027	2,900,000	2,873,915
Series K068, Class A2 3.244% due 8/25/2027	7,000,000	6,913,466

Total Agency Mortgage-Backed Securities (Cost $26,697,983)		26,616,579
Asset-Backed Securities – 25.2%

Aligned Data Centers Issuer LLC Series 2021-1A, Class A2 1.937% due 8/15/2046(1)	900,000	897,063

Avis Budget Rental Car Funding AESOP LLC Series 2021-2A, Class A 1.66% due 2/20/2028(1)	1,100,000	1,087,023

CARDS II Trust Series 2025-1A, Class A 4.63% due 3/15/2031(1)	3,000,000	2,998,538

Citizens Auto Receivables Trust Series 2024-1, Class A3 5.11% due 4/17/2028(1)	327,336	328,115

CNH Equipment Trust Series 2024-A, Class A3 4.77% due 6/15/2029	1,068,277	1,071,957

CyrusOne Data Centers Issuer I LLC Series 2024-2A, Class A2 4.50% due 5/20/2049(1)	450,000	435,767

DLLMT LLC Series 2024-1A, Class A3 4.84% due 8/21/2028(1)	863,925	866,138

GMF Floorplan Owner Revolving Trust Series 2025-1A, Class C 4.88% due 3/15/2029(1)	2,900,000	2,903,141

Hertz Vehicle Financing III LLC Series 2025-1A, Class A 4.91% due 9/25/2029(1)	2,900,000	2,899,543

Kubota Credit Owner Trust Series 2025-1A, Class A3 4.67% due 6/15/2029(1)	405,000	405,975
Series 2025-1A, Class A4 4.87% due 7/15/2030(1)	405,000	406,813

NextGear Floorplan Master Owner Trust Series 2024-1A, Class A2 5.12% due 3/15/2029(1)	1,000,000	1,004,779

June 30, 2026 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)
Series 2025-1A, Class B 4.89% due 2/15/2030(1)	$3,000,000	$3,000,062

Octagon Investment Partners 36 Ltd. Series 2018-1A, Class B 5.325% (3 mo. USD Term SOFR + 1.65%) due 4/15/2031(1)(2)	1,209,375	1,209,094

Oscar U.S. Funding XV LLC Series 2023-1A, Class A3 5.81% due 12/10/2027(1)	142,428	142,807

Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA, Class C 4.71% due 1/22/2030(1)	610,000	607,188
Series 2025-CA, Class C 4.44% due 8/20/2030(1)	2,650,000	2,622,944

Tesla Lease Electric Vehicle Securitization LLC Series 2025-A, Class C 5.09% due 6/20/2029(1)	2,650,000	2,644,972

Verizon Master Trust Series 2025-3, Class C 4.90% due 3/20/2030	2,900,000	2,902,400

Wheels Fleet Lease Funding 1 LLC Series 2024-3A, Class A1 4.80% due 9/19/2039(1)	167,554	168,282
Series 2024-3A, Class B 5.07% due 9/19/2039(1)	195,000	195,814
Series 2025-1A, Class C 5.08% due 1/18/2040(1)	2,500,000	2,504,484

Total Asset-Backed Securities (Cost $31,305,712)		31,302,899
Corporate Bonds & Notes – 32.2%
Airlines – 2.1%

Delta Air Lines, Inc. 4.95% due 7/10/2028	645,000	647,371

Southwest Airlines Co. 4.375% due 11/15/2028	800,000	793,759

United Airlines Pass-Through Trust Series 2020-1, Class A 5.875% due 4/15/2029	1,135,713	1,149,085

		2,590,215
Banks – 14.3%

Banco Santander Chile 4.55% due 11/20/2030(1)	1,300,000	1,280,500

Bank of America Corp. 4.477% (4.477% fixed rate until 4/23/2029; 1 day USD SOFR + 0.87% thereafter) due 4/23/2030(2)	2,500,000	2,484,233

Citibank NA 4.554% (4.554% fixed rate until 6/18/2028; 1 day USD SOFR + 0.60% thereafter) due 6/18/2029(2)	2,450,000	2,447,201

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

June 30, 2026 (unaudited)	Principal Amount	Value
Banks (continued)

Goldman Sachs Group, Inc. 6.484% (6.484% fixed rate until 10/24/2028; 1 day USD SOFR + 1.77% thereafter) due 10/24/2029(2)	$2,700,000	$2,800,731

JPMorgan Chase & Co. 4.408% (4.408% fixed rate until 4/23/2029; 1 day USD SOFR + 0.82% thereafter) due 4/23/2030(2)	550,000	545,322
4.915% (4.915% fixed rate until 1/24/2028; 1 day USD SOFR + 0.80% thereafter) due 1/24/2029(2)	1,400,000	1,406,792
5.299% (5.299% fixed rate until 7/24/2028; 1 day USD SOFR + 1.45% thereafter) due 7/24/2029(2)	500,000	506,510

Morgan Stanley 5.164% (5.164% fixed rate until 4/20/2028; 1 day USD SOFR + 1.59% thereafter) due 4/20/2029(2)	1,900,000	1,914,976

Morgan Stanley Bank NA 4.968% (4.968% fixed rate until 7/14/2027; 1 day USD SOFR + 0.93% thereafter) due 7/14/2028(2)	1,000,000	1,004,257

Santander Holdings USA, Inc. 5.04% (5.04% fixed rate until 6/5/2029; 1 day USD SOFR + 1.10% thereafter) due 6/5/2030(2)	790,000	789,825

Wells Fargo & Co. 4.577% (4.577% fixed rate until 5/20/2028; 1 day USD SOFR + 0.72% thereafter) due 5/20/2029(2)	2,550,000	2,543,625

		17,723,972
Biotechnology – 0.4%

Amgen, Inc. 5.15% due 3/2/2028	500,000	504,765

		504,765
Computers – 1.2%

Dell International LLC/EMC Corp. 4.75% due 4/1/2028	1,450,000	1,454,094

		1,454,094
Diversified Financial Services – 4.3%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.00% due 10/29/2028	1,260,000	1,212,835

Aviation Capital Group LLC 6.75% due 10/25/2028(1)	1,300,000	1,350,034

June 30, 2026 (unaudited)	Principal Amount	Value
Diversified Financial Services (continued)

Lseg U.S. Fin Corp. 4.25% due 3/23/2029(1)	$490,000	$484,414

OneMain Finance Corp. 3.875% due 9/15/2028	1,100,000	1,065,342

Western Union Co. 4.75% due 6/15/2029	1,210,000	1,200,902

		5,313,527
Electric – 1.0%

Vistra Operations Co. LLC 4.30% due 10/15/2028(1)	1,300,000	1,284,770

		1,284,770
Electrical Components & Equipment – 1.1%

Molex Electronic Technologies LLC 4.75% due 4/30/2028(1)	1,400,000	1,401,366

		1,401,366
Food – 2.3%

Mars, Inc. 4.55% due 4/20/2028(1)	2,870,000	2,877,266

		2,877,266
Healthcare Products – 0.9%

Medline Borrower LP 3.875% due 4/1/2029(1)	1,170,000	1,136,233

		1,136,233
Insurance – 0.5%

Farmers Exchange Capital 7.05% due 7/15/2028(1)	650,000	670,759

		670,759
Lodging – 0.8%

Las Vegas Sands Corp. 5.90% due 6/1/2027	1,000,000	1,009,279

		1,009,279
Oil & Gas – 0.4%

EQT Corp. 4.50% due 1/15/2029	500,000	496,406

		496,406
Pipelines – 1.1%

DT Midstream, Inc. 4.125% due 6/15/2029(1)	1,370,000	1,342,625

		1,342,625
Real Estate Investment Trusts – 0.5%

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.50% due 8/1/2030	670,000	674,887

		674,887
Telecommunications – 1.3%

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.152% due 9/20/2029(1)	1,645,000	1,649,414

		1,649,414

Total Corporate Bonds & Notes (Cost $40,182,564)		40,129,578

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

June 30, 2026 (unaudited)	Principal Amount	Value
Non-Agency Mortgage-Backed Securities – 1.4%

Brean Asset-Backed Securities Trust Series 2025-RM11, Class A1 4.75% due 5/25/2065(1)(2)(3)	$1,758,964	$1,729,154

Total Non-Agency Mortgage-Backed Securities (Cost $1,705,925)		1,729,154
U.S. Government Securities – 16.8%

U.S. Treasury Notes 1.75% due 11/15/2029	22,600,000	20,906,766

Total U.S. Government Securities (Cost $20,911,180)		20,906,766
Repurchase Agreements – 1.6%

Fixed Income Clearing Corp., 1.06%, dated 6/30/2026, proceeds at maturity value of $1,981,954, due 7/1/2026(4)	1,981,895	1,981,895

Total Repurchase Agreements (Cost $1,981,895)		1,981,895

Total Investments – 98.6% (Cost $122,785,259)		122,666,871

Assets in excess of other liabilities – 1.4%		1,694,157

Total Net Assets – 100.0%		$124,361,028
(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2026, the aggregate market value of these securities amounted to $42,535,077, representing 34.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2026.
(3)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.00%	12/15/2027	$2,021,600	$2,021,662

Legend:

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$26,616,579	$—	$26,616,579
Asset-Backed Securities	—	31,302,899	—	31,302,899
Corporate Bonds & Notes	—	40,129,578	—	40,129,578
Non-Agency Mortgage-Backed Securities	—	1,729,154	—	1,729,154
U.S. Government Securities	—	20,906,766	—	20,906,766
Repurchase Agreements	—	1,981,895	—	1,981,895
Total	$—	$122,666,871	$—	$122,666,871

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN SHORT DURATION BOND VIP FUND

Statement of Assets and Liabilities As of June 30, 2026 (unaudited)
Assets

Investments, at value	$122,666,871

Receivable for investments sold	22,218,813

Interest receivable	577,058

Receivable for fund shares subscribed	27,805

Reimbursement receivable from adviser	16,719

Cash deposits with brokers for futures contracts	6

Prepaid expenses	1,926

Total Assets	145,509,198

Liabilities

Payable for investments purchased	20,961,692

Payable for fund shares redeemed	69,229

Investment advisory fees payable	46,392

Accrued audit fees	19,502

Accrued administrative fees	18,427

Accrued custodian and accounting fees	17,586

Accrued transfer agent fees	7,499

Accrued legal fees	5,061

Accrued shareholder reports fees	1,625

Accrued trustees’ and officers’ fees	407

Due to custodian	176

Accrued expenses and other liabilities	574

Total Liabilities	21,148,170

Total Net Assets	$124,361,028

Net Assets Consist of:
Paid-in capital	$106,267,633
Distributable earnings	18,093,395

Total Net Assets	$124,361,028

Investments, at Cost	$122,785,259

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	10,978,221

Net Asset Value Per Share	$11.33

Statement of Operations For the Six Months Ended June 30, 2026 (unaudited)
Investment Income

Interest	$2,844,426

Total Investment Income	2,844,426

Expenses

Investment advisory fees	287,616

Professional fees	33,467

Administrative fees	22,844

Trustees’ and officers’ fees	21,691

Custodian and accounting fees	16,940

Transfer agent fees	10,052

Shareholder reports	3,931

Other expenses	4,384

Total Expenses	400,925

Less: Fees waived	(109,089)

Total Expenses, Net	291,836

Net Investment Income/(Loss)	2,552,590

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	(95,560)

Net change in unrealized appreciation/(depreciation) on investments	(1,275,540)

Net Loss on Investments	(1,371,100)

Net Increase in Net Assets Resulting From Operations	$1,181,490

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SHORT DURATION BOND VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/26	For the Year Ended 12/31/25

Operations

Net investment income/(loss)	$2,552,590	$5,626,521

Net realized gain/(loss) from investments	(95,560)	723,390

Net change in unrealized appreciation/(depreciation) on investments	(1,275,540)	953,075

Net Increase in Net Assets Resulting from Operations	1,181,490	7,302,986

Capital Share Transactions

Proceeds from sales of shares	5,809,095	16,007,431

Cost of shares redeemed	(14,640,109)	(40,503,352)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(8,831,014)	(24,495,921)

Net Decrease in Net Assets	(7,649,524)	(17,192,935)

Net Assets

Beginning of period	132,010,552	149,203,487

End of period	$124,361,028	$132,010,552

Other Information:

Shares

Sold	514,922	1,454,988

Redeemed	(1,298,033)	(3,708,529)

Net Decrease	(783,111)	(2,253,541)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN SHORT DURATION BOND VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/26	$11.22	$0.22	$(0.11)	$0.11	$11.33	0.98%	(4)

Year Ended 12/31/25	10.65	0.45	0.12	0.57	11.22	5.35%

Year Ended 12/31/24	10.17	0.50	(0.02)	0.48	10.65	4.72%

Year Ended 12/31/23	9.77	0.40	(0.00)(5)	0.40	10.17	4.09%

Period Ended 12/31/22(6)	10.00	0.20	(0.43)	(0.23)	9.77	(2.30)%	(4)

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SHORT DURATION BOND VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$124,361	0.46%	(4)	0.63%	(4)	3.99%	(4)	3.82%	(4)	90%	(4)

132,011	0.46%		0.62%		4.07%		3.91%		169%

149,203	0.49%		0.63%		4.82%		4.68%		185%

170,052	0.50%		0.59%		4.07%		3.98%		274%

186,598	0.49%	(4)	0.58%	(4)	3.00%	(4)	2.91%	(4)	61%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2022, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Rounds to $(0.00) per share.

(6)	Commenced operations on May 2, 2022.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

June 30, 2026 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Short Duration Bond VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on May 2, 2022. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to preserve principal and meet liquidity needs while maximizing total return.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”).

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2026, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2026 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2026, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps, options and swaptions, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2026, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Total Return Swaps Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent that the total return of the security, basket of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

e. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps and swaptions on individual obligations or credit indices. The fund may use these investments to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve positioning, (iii) manage risk, (iv) enhance potential returns, or (v) as substitutes for permitted Fund investments. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund.

The Fund may also enter into cleared swaps with a central clearinghouse. In a centrally cleared derivative transaction, the Fund typically enters into the transaction with a financial institution counterparty serving as the clearinghouse, and performance of the transaction is effectively guaranteed against default by such counterparty, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction.

A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a premium for the option and obtains the right, but not the obligation, to enter into or modify an underlying swap or to modify the terms of an existing swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into or modify an underlying swap on agreed-upon terms, which generally entails a greater risk of loss than incurred in buying a swaption.

The Fund may not achieve the anticipated benefits of swap contracts and may realize a loss. There were no credit default swaps or swaptions held during the six months ended June 30, 2026.

f. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities,

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value. There were no options transactions as of June 30, 2026.

g. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

h. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the six months ended June 30, 2026, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund.

i. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/ accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

j. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

k. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.45% of the first $300 million, and 0.40% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2027 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.47% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2026, the expense limitation was 0.45%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2026, Park Avenue waived fees and/or paid Fund expenses in the amount of $109,089.

Park Avenue has entered into a Sub-Advisory Agreement with Allspring Global Investments, LLC (“Allspring”), effective March 3, 2025. Prior to this date, the Fund did not have a sub-adviser. Allspring is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (“TBA”) securities) for the six months ended June 30, 2026, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$19,634,930	$93,732,369
Sales	25,036,942	94,848,557

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

d. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

TBA securities and purchase commitments are commitments to purchase mortgage-backed securities for a fixed price at a future date. At the time of purchase, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, the Fund agrees to accept any mortgage-backed security that meets specified terms. Thus, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. The principal risks are that the counterparty may not deliver the security as promised and/or that the value of the TBA security may decline prior to when the Fund receives the security. Also, the value of TBA securities on the delivery date may be more or less than the price paid by the Fund to purchase the securities. The Fund will lose money if the value of the TBA security declines below the purchase price and will not benefit if the value of the security appreciates above the sale price prior to delivery.

e. Mortgage Dollar Rolls The Fund may engage from time to time in mortgage dollar roll transactions, which involve a sale by the Fund of a mortgage-backed security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. These transactions are typically used for short term financing. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, the Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for the Fund. The Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income. Mortgage dollar roll transactions are subject to certain risks, including the risk that securities returned to the Fund at the end of the roll transaction, while substantially similar, may be inferior to the securities initially sold by the Fund to the counterparty. The transactions involve the risk that the market price of mortgage-backed securities in a mortgage dollar roll transaction decline below the agreed-upon future repurchase price. Conversely, the market value of the securities subject to a Fund’s forward sale commitment may increase above the exercise price of the forward commitment. Dollar rolls (and when-issued, delayed delivery and to-be-announced transactions) are speculative techniques that may result in leverage and increased volatility. These transactions may also increase risk associated with volatility and losses and are subject to counterparty risk. In addition, investment in mortgage dollar rolls may significantly increase the Fund’s portfolio turnover rate.

f. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2026, the Fund did not hold any restricted, other than 144A restricted securities or illiquid securities.

g. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

h. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government. In addition, mortgage-backed and other asset-backed securities are subject to the risk that underlying obligations will be repaid sooner (known as “prepayment risk”) or later (known as “extension risk”) than expected because of changes in interest rates, either of which may result in lower than expected returns for the Fund. Because mortgage-backed securities are backed by mortgage loans, they also are subject to risks associated with the ownership of real estate and the real estate industry.

i. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

j. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and developments, may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social or political unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

k. Loans Investments in loans are particularly subject to, among other risks, credit risk, interest rate risk, and counterparty risk. The Fund’s investments in loans can be difficult to value accurately and may be more susceptible to liquidity risk than fixed income (or debt) investments of similar credit quality and/or maturity. Investments or transactions in loans are often subject to long settlement periods (potentially longer than seven days), which could limit the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. As a result, the Fund may be forced to sell other, more desirable, liquid investments, sell illiquid investments at a loss or take other measures to raise cash. Loans often are rated below investment-grade and may be unrated and subject the Fund to the risk that the value of the collateral for the loan may be insufficient to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants (if any) more difficult for the Fund as legal action may have to go through the issuer of the participations. Investments in loans that lack or possess fewer or contingent contractual restrictive covenants are particularly

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

susceptible to the risks associated with these investments. In addition, loans and other similar investments may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 14, 2026. The Fund did not utilize the credit facility during the six months ended June 30, 2026.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that there was the following subsequent event:

On July 9, 2026, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”), which provides for the reorganization of each series (fund) of the Trust (each, a “Target Portfolio” and, collectively, the “Target Portfolios”) into corresponding series of SunAmerica Series Trust (“SAST”) or Seasons Series Trust (“SST”), as applicable, identified (each, an (“Acquiring Portfolio” and, collectively the “Acquiring Portfolios”) (each, a “Reorganization” and, collectively, the “Reorganizations”), subject to shareholder approval. Under the terms of the proposed Reorganizations, each Target Portfolio would transfer substantially all of its assets and liabilities to a corresponding Acquiring Portfolio in exchange for shares of the Acquiring Portfolio. Shares of the Acquiring Portfolio which would be distributed to shareholders of the applicable Target Portfolio, who will own Class 1 or Class 3 shares, as applicable, of the Acquiring Portfolio. Following completion of the Reorganizations, each Target Portfolio will be terminated.

Shareholders of record as of August 17, 2026 will be asked to approve the proposed Reorganizations at a special meeting of shareholders expected to be held on or about November 13, 2026. If approved and all conditions to closing are satisfied or waived, the Reorganizations are expected to be completed during the fourth quarter of 2026.

The Reorganizations are not expected to be taxable events to contract owners of the variable insurance products investing in the Funds.

Target Portfolio	Acquiring Portfolio
Guardian Equity Income VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Value Portfolio, a series of SAST
Guardian Integrated Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian All Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Strategic Large Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Diversified Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

Target Portfolio	Acquiring Portfolio
Guardian International Equity VIP Fund, a series of GVPT	SA BlackRock Advantage International Portfolio (formerly, SA Morgan Stanley International Equities Portfolio), a series of SAST
Guardian Balanced Allocation VIP Fund, a series of GVPT	SA Index Allocation 60/40 Portfolio, a series of SAST
Guardian Total Return Bond VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST
Guardian Core Plus Fixed Income VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST
Guardian Large Cap Fundamental Growth VIP Fund, a series of GVPT	SA MFS Large Cap Growth Portfolio, a series of SAST
Guardian Small Cap Value Diversified VIP Fund, a series of GVPT	SA Franklin Small Company Value Portfolio, a series of SAST
Guardian Multi-Sector Bond VIP Fund, a series of GVPT	SA Multi-Managed Diversified Fixed Income Portfolio, a series of SST
Guardian Short Duration Bond VIP Fund, a series of GVPT	SA JPMorgan Ultra-Short Bond Portfolio, a series of SAST
Guardian Growth & Income VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian Large Cap Disciplined Value VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST

Target Portfolio	Acquiring Portfolio
Guardian International Growth VIP Fund, a series of GVPT	SA Fidelity Institutional AM International Growth Portfolio, a series of SAST
Guardian Global Utilities VIP Fund, a series of GVPT	SA Large Cap Value Index Portfolio, a series of SAST
Guardian Large Cap Disciplined Growth VIP Fund, a series of GVPT	SA Franklin Large Cap Disciplined Growth Portfolio, a newly created series of SAST
Guardian Core Fixed Income VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian U.S. Government/Credit VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian Small-Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Select Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Relative Value VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Traditional Growth VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and subadvisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 18-19, 2026 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act, of a party to the agreement (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund;

Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Value Diversified VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government/Credit VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing subadvisory agreements (the “Subadvisory Agreements”) between the Manager and the following investment advisory firms engaged to serve as subadvisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund and Guardian Small Cap Value Diversified VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund and Guardian Multi-Sector Bond VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Short Duration Bond VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund and Guardian U.S. Government/Credit VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund, Guardian Select Mid Cap Core VIP Fund and Guardian Core Fixed Income VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund and Guardian Total Return Bond VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the Meeting, (each, a “Subadviser” and collectively, the “Subadvisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Agreement,” collectively with the Management Agreement and Subadvisory Agreements, the “Agreements”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Subadviser) with respect to Guardian International Equity VIP Fund, in substantially the form presented at the Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Subadviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent legal counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Subadviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Subadvisers; (ii) the investment performance of each

Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Subadvisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Subadviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Subadvisers, monitoring the Subadvisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Subadvisers with respect to the services that the Subadvisers provide under the Subadvisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend subadvisers, and the Manager’s ability to monitor and oversee subadvisers and recommend replacement subadvisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Subadvisers on a periodic basis, follow through with additional inquiries on questions or concerns that arise during the meetings and, as

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SUPPLEMENTAL INFORMATION (UNAUDITED)

necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Subadvisers. The Trustees also considered, among other things, the terms of the Subadvisory Agreements and the range of investment advisory services provided by the Subadvisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Subadvisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Subadvisers.

Based upon these considerations, the Trustees concluded that the nature, extent and quality of services provided to the Funds by the Manager and each Subadviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each

Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Subadvisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Subadviser was generally satisfactory, or, that any steps being taken by the Manager and Subadvisers intended to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Subadvisers, but noted that the Manager had negotiated the fees with the Subadvisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Subadvisers was a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2026, through April 30, 2027. Although the Board recognized that the comparisons between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that

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SUPPLEMENTAL INFORMATION (UNAUDITED)

the comparative information supported their consideration and approval of the management fees and their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the subadvisory fees paid under the Subadvisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Subadvisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Subadvisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and subadvisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Subadvisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that the management and/or subadvisory fees for some Funds included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from certain of the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the

1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than subadvisory fees, that the Subadvisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Subadvisers and their affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2025, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2026, through April 30, 2027 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

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•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the S&P 500 Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year period and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 3-year periods and higher than the Bloomberg US Aggregate Bond Index for the 5-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year and 3-year periods and in line with the S&P 500 Index for the 5-year period.

•	The Board noted that the actual management fee was in the 1st quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 3rd quintile of its performance universe for the 3-year period, and in the 4th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year, 3-year and 5-year periods.

21

SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group and the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Growth Index for the 1-year and 5-year periods and was in line with the MSCI EAFE Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.
•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the 1-year and 3-year periods and higher than the Russell Midcap Growth Index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the

22

SUPPLEMENTAL INFORMATION (UNAUDITED)

1-year period, in the 4th quintile of its performance universe for the 3-year period, and in the 5th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 3-year periods and lower than the Bloomberg US Aggregate Bond Index for the 5-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 4th quintile of the expense group (but still within one basis point of median for total expenses).

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the S&P MidCap 400 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was in line with the Bloomberg US Government/Credit 1-3 Year Total Return Index for the 1-year and 3-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Value Diversified VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile of its performance universe for the 5-year period.
•	The Board noted that the Fund’s performance was lower than the Russell 2000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board approved a new Subadviser effective during 2026.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and the actual management fee and the total expenses were in the 3rd quintile of the expense group.

23

SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian U.S. Government/Credit VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 3rd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Intermediate Government/Credit Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that a new Subadviser was retained in 2025.
•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 4th quintile of the expense group (but still within one basis point of median for total expenses).

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

24

This Page Intentionally Left Blank

25

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB11741

Guardian Variable

Products Trust

2026

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2026

Guardian Small Cap Value Diversified VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Small Cap Value Diversified VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2026. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

June 30, 2026 (unaudited)	Shares	Value
Common Stocks – 99.2%

Air Freight & Logistics – 1.0%

GXO Logistics, Inc.(1)	31,696	$1,606,987

		1,606,987

Automobile Components – 0.3%

Fox Factory Holding Corp.(1)	29,656	502,521

		502,521
Banks – 9.2%

Enterprise Financial Services Corp.	51,579	3,398,025

First BanCorp	80,252	2,092,170

Flagstar Bank NA	52,725	787,711

National Bank Holdings Corp., Class A	47,032	2,089,632

Popular, Inc.	10,796	1,772,487

Prosperity Bancshares, Inc.	17,030	1,243,701

WesBanco, Inc.	86,334	3,369,616

		14,753,342
Biotechnology – 3.3%

Halozyme Therapeutics, Inc.(1)	20,807	1,628,564

PTC Therapeutics, Inc.(1)	45,916	3,745,368

		5,373,932
Building Products – 1.3%

Louisiana-Pacific Corp.	20,948	1,647,770

UFP Industries, Inc.	4,653	422,213

		2,069,983
Capital Markets – 2.3%

BGC Group, Inc., Class A	281,494	3,009,171

Lazard, Inc.	15,198	637,404

		3,646,575
Chemicals – 3.4%

Celanese Corp.	51,098	2,350,508

Huntsman Corp.	171,048	1,816,530

Ingevity Corp.(1)	16,978	1,267,747

		5,434,785
Commercial Services & Supplies – 1.5%

ABM Industries, Inc.	17,011	752,567

BrightView Holdings, Inc.(1)	122,005	1,728,811

		2,481,378
Construction & Engineering – 3.6%

Arcosa, Inc.	13,448	1,953,860

Fluor Corp.(1)	23,025	1,206,280

Granite Construction, Inc.	5,663	895,207

MYR Group, Inc.(1)	1,661	831,164

Tutor Perini Corp.	10,758	892,591

		5,779,102
Consumer Finance – 1.1%

Dave, Inc.(1)	2,789	1,039,153

FirstCash Holdings, Inc.	3,590	776,589

		1,815,742
Consumer Staples Distribution & Retail – 0.7%

Yesway, Inc., Class A(1)	56,452	1,145,976

		1,145,976

June 30, 2026 (unaudited)	Shares	Value
Containers & Packaging – 0.7%

Sonoco Products Co.	19,287	$1,086,822

		1,086,822
Distributors – 0.5%

Pool Corp.	4,066	873,783

		873,783
Diversified Consumer Services – 1.6%

ADT, Inc.	268,549	1,745,569

Bright Horizons Family Solutions, Inc.(1)	12,208	865,303

		2,610,872
Diversified REITs – 1.5%

Broadstone Net Lease, Inc.	115,738	2,392,304

		2,392,304
Electric Utilities – 1.1%

Portland General Electric Co.	33,554	1,739,104

		1,739,104
Electrical Equipment – 2.5%

Regal Rexnord Corp.	16,668	3,970,151

		3,970,151
Electronic Equipment, Instruments & Components – 2.7%

Crane NXT Co.	30,675	1,569,333

Littelfuse, Inc.	6,248	2,844,902

		4,414,235
Energy Equipment & Services – 2.2%

Atlas Energy Solutions, Inc.	45,434	754,659

Expro Group Holdings NV(1)	50,229	741,882

Liberty Energy, Inc.	77,486	2,029,358

		3,525,899
Financial Services – 0.8%

Chime Financial, Inc., Class A(1)	41,576	851,476

Paymentus Holdings, Inc., Class A(1)	16,924	408,884

		1,260,360
Food Products – 0.6%

Post Holdings, Inc.(1)	10,506	927,260

		927,260
Gas Utilities – 1.1%

Spire, Inc.	22,426	1,751,246

		1,751,246
Ground Transportation – 3.5%

Heartland Express, Inc.	82,989	1,263,093

Knight-Swift Transportation Holdings, Inc.	14,287	1,112,529

RXO, Inc.(1)	120,492	3,324,374

		5,699,996
Health Care Equipment & Supplies – 1.0%

Integer Holdings Corp.(1)	7,916	739,750

Teleflex, Inc.	6,256	793,011

		1,532,761

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

June 30, 2026 (unaudited)	Shares	Value
Health Care Providers & Services – 2.4%

Aveanna Healthcare Holdings, Inc.(1)	268,326	$2,299,554

Option Care Health, Inc.(1)	76,693	1,608,252

		3,907,806
Health Care Technology – 1.0%

Certara, Inc.(1)	242,957	1,591,368

		1,591,368
Household Durables – 0.3%

Meritage Homes Corp.	5,184	434,678

		434,678
Insurance – 4.6%

CNO Financial Group, Inc.	51,498	2,625,368

Hanover Insurance Group, Inc.	6,011	1,287,075

Primerica, Inc.	4,086	1,161,241

Slide Insurance Holdings, Inc.(1)	119,088	2,306,735

		7,380,419
Interactive Media & Services – 2.0%

Cargurus, Inc.(1)	19,235	655,721

People, Inc.(1)	56,162	2,592,438

		3,248,159
Life Sciences Tools & Services – 3.7%

Bio-Rad Laboratories, Inc., Class A(1)	4,627	1,358,533

ICON PLC(1)	24,184	4,201,003

Revvity, Inc.	3,587	399,090

		5,958,626
Machinery – 2.2%

Aebi Schmidt Holding AG	67,415	846,058

Hillman Solutions Corp.(1)	106,514	898,978

Timken Co.	12,870	1,870,269

		3,615,305
Marine Transportation – 1.4%

Kirby Corp.(1)	5,519	750,418

Star Bulk Carriers Corp.	62,213	1,553,459

		2,303,877
Media – 0.5%

Sirius XM Holdings, Inc.	28,115	830,517

		830,517
Metals & Mining – 6.7%

Alcoa Corp.	24,854	1,295,888

Capstone Copper Corp. (Canada)(1)	233,331	2,143,700

Century Aluminum Co.(1)	16,688	767,815

Commercial Metals Co.	29,702	1,863,800

Constellium SE(1)	18,409	586,695

thyssenkrupp AG (Germany)	188,106	2,237,061

Warrior Met Coal, Inc.	23,868	1,937,127

		10,832,086

June 30, 2026 (unaudited)	Shares	Value
Multi-Utilities – 1.0%

Black Hills Corp.	21,880	$1,627,872

		1,627,872
Oil, Gas & Consumable Fuels – 5.1%

Antero Resources Corp.(1)	18,332	644,186

BKV Corp.(1)	108,763	2,975,756

DHT Holdings, Inc.	63,811	1,054,796

Northern Oil & Gas, Inc.	40,644	737,689

Scorpio Tankers, Inc.	30,809	2,133,831

SM Energy Co.	23,043	601,422

		8,147,680
Passenger Airlines – 0.6%

Copa Holdings SA, Class A	6,353	988,336

		988,336
Professional Services – 2.1%

ICF International, Inc.	13,039	950,022

KBR, Inc.	18,665	644,502

ManpowerGroup, Inc.	22,946	774,886

Maximus, Inc.	18,751	1,008,054

		3,377,464
Retail REITs – 2.4%

Brixmor Property Group, Inc.	75,802	2,390,037

Getty Realty Corp.	44,927	1,498,765

		3,888,802
Semiconductors & Semiconductor Equipment – 8.9%

Diodes, Inc.(1)	11,395	1,247,069

Onto Innovation, Inc.(1)	9,542	3,611,170

Silicon Motion Technology Corp., ADR	11,975	3,991,627

Ultra Clean Holdings, Inc.(1)	38,706	5,519,088

		14,368,954
Software – 4.0%

NCR Voyix Corp.(1)	137,671	1,124,772

Pegasystems, Inc.	38,792	1,162,596

Teradata Corp.(1)	120,258	4,166,940

		6,454,308
Specialty Retail – 1.4%

Academy Sports & Outdoors, Inc.	26,427	1,245,504

Advance Auto Parts, Inc.	17,177	1,068,753

		2,314,257
Trading Companies & Distributors – 1.4%

Herc Holdings, Inc.	9,935	1,424,083

McGrath RentCorp	6,290	761,279

		2,185,362

Total Common Stocks (Cost $123,205,826)		159,850,992

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

June 30, 2026 (unaudited)	Principal Amount	Value
Repurchase Agreements – 1.0%

Fixed Income Clearing Corp., 1.06%, dated 6/30/2026, proceeds at maturity value of $1,563,385, due 7/1/2026(2)	$1,563,339	$1,563,339

Total Repurchase Agreements (Cost $1,563,339)		1,563,339

Total Investments – 100.2% (Cost $124,769,165)		161,414,331

Liabilities in excess of other assets – (0.2)%		(368,987)

Total Net Assets – 100.0%		$161,045,344
(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.00%	12/15/2027	$1,594,700	$1,594,791

Legend:

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$157,613,931	$2,237,061	*	$—	$159,850,992
Repurchase Agreements	—	1,563,339		—	1,563,339
Total	$157,613,931	$3,800,400		$—	$161,414,331

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

Statement of Assets and Liabilities As of June 30, 2026 (unaudited)
Assets

Investments, at value	$161,414,331

Foreign currency, at value	17

Dividends/interest receivable	192,892

Reimbursement receivable from adviser	5,939

Foreign tax reclaims receivable	3,674

Prepaid expenses	2,472

Total Assets	161,619,325

Liabilities

Payable for fund shares redeemed	248,991

Payable for investments purchased	136,609

Investment advisory fees payable	89,273

Distribution fees payable	32,345

Accrued administrative fees	18,598

Accrued custodian and accounting fees	16,467

Accrued audit fees	14,834

Accrued transfer agent fees	7,050

Accrued legal fees	6,684

Accrued trustees’ and officers’ fees	1,712

Accrued shareholder reports fees	575

Accrued expenses and other liabilities	843

Total Liabilities	573,981

Total Net Assets	$161,045,344

Net Assets Consist of:

Paid-in capital	$15,009,016

Distributable earnings	146,036,328

Total Net Assets	$161,045,344

Investments, at Cost	$124,769,165

Foreign Currency, at Cost	$18

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	9,160,460

Net Asset Value Per Share	$17.58

Statement of Operations For the Six Months Ended June 30, 2026 (unaudited)
Investment Income

Dividends	$1,285,203

Interest	12,191

Withholding taxes on foreign dividends	(10,132)

Total Investment Income	1,287,262

Expenses

Investment advisory fees	542,262

Distribution fees	196,472

Professional fees	32,410

Trustees’ and officers’ fees	27,318

Administrative fees	22,344

Custodian and accounting fees	20,484

Transfer agent fees	9,340

Shareholder reports	4,230

Other expenses	5,569

Total Expenses	860,429

Less: Fees waived	(35,248)

Total Expenses, Net	825,181

Net Investment Income/(Loss)	462,081

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	14,112,029

Net realized gain/(loss) from foreign currency transactions	(6,350)

Net change in unrealized appreciation/(depreciation) on investments	19,621,730

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(118)

Net Gain on Investments and Foreign Currency Transactions	33,727,291

Net Increase in Net Assets Resulting From Operations	$34,189,372

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/26	For the Year Ended 12/31/25

Operations

Net investment income/(loss)	$462,081	$1,232,194

Net realized gain/(loss) from investments and foreign currency transactions	14,105,679	35,167,727

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	19,621,612	(24,434,766)

Net Increase in Net Assets Resulting from Operations	34,189,372	11,965,155

Capital Share Transactions

Proceeds from sales of shares	282,865	16,523,632

Cost of shares redeemed	(37,089,865)	(55,698,561)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(36,807,000)	(39,174,929)

Net Decrease in Net Assets	(2,617,628)	(27,209,774)

Net Assets

Beginning of period	163,662,972	190,872,746

End of period	$161,045,344	$163,662,972

Other Information:

Shares

Sold	17,979	1,357,702

Redeemed	(2,346,057)	(4,158,669)

Net Decrease	(2,328,078)	(2,800,967)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/26	$14.25	$0.05		$3.28	$3.33	$17.58	23.37%	(4)

Year Ended 12/31/25	13.36	0.09		0.80	0.89	14.25	6.66%

Year Ended 12/31/24	12.42	0.05		0.89	0.94	13.36	7.57%

Year Ended 12/31/23	10.62	0.05		1.75	1.80	12.42	16.95%

Year Ended 12/31/22	13.42	0.03		(2.83)	(2.80)	10.62	(20.86)%

Year Ended 12/31/21	11.40	0.00	(6)	2.02	2.02	13.42	17.72%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$161,045	1.05%	(4)	1.09%	(4)	0.59%	(4)	0.54%	(4)	50%	(4)

163,663	1.05%		1.09%		0.71%		0.67%		154%	(5)

190,873	1.05%		1.07%		0.38%		0.36%		28%

249,027	1.05%		1.05%		0.42%		0.42%		48%

246,525	1.04%		1.04%		0.23%		0.23%		48%

284,144	1.04%		1.04%		0.01%		0.01%		45%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

(5)	The Fund’s portfolio turnover rate during the year reflects higher purchase and sale activities due to significant inflow of assets into the Fund.

(6)	Rounds to $0.00 per share

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

June 30, 2026 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Small Cap Value Diversified VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 21, 2019. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, price below current market value, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2026, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2026 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, private investment in public equity, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2026, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2026, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the six months ended June 30, 2026, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/ accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.69% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2027 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

fee waiver and/or expense reimbursement to 1.05% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2026, Park Avenue waived fees and/or paid Fund expenses in the amount of $35,248.

Park Avenue has entered into a Sub-Advisory Agreement with Boston Partners Global Investors, Inc. (“Boston Partners”), effective May 1, 2025. Prior to this date, ClearBridge Investments LLC was sub-adviser to the Fund. Boston Partners is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2026, the Fund incurred distribution fees in the amount of $196,472 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity

(“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $78,095,169 and $111,505,336, respectively, for the six months ended June 30, 2026. During the six months ended June 30, 2026, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2026, the Fund did not hold any restricted or illiquid securities.

f. Private Investment in Public Equity A Fund may invest in securities that are purchased in private investment in public equity (“PIPE”) transactions. PIPEs are an accredited investor’s purchase of stock in a public company at a discount to the current market value per share for the purpose of raising capital and may also issue warrants enabling a Fund to purchase additional shares at a price equal to or at a premium to current market prices. Securities acquired by a Fund in such transactions are subject to resale restrictions under securities laws. Because the shares issued in a PIPE transaction are “restricted securities” under the federal securities laws, a Fund cannot freely trade the securities until the issuer files a registration statement to provide for the public resale of the shares, which typically occurs after the completion of the PIPE transaction and the public registration process with the SEC is completed, a period which can last many months. While issuers in PIPE transactions typically agree that they will register the securities for resale by a Fund after the transaction closes (thereby removing resale restrictions), there is no guarantee that the securities will in fact be registered, or that the registration will be maintained. In addition, a PIPE issuer may require a Fund to agree to other resale restrictions as a condition to the sale of such securities. Thus, a Fund’s ability to resell securities acquired in PIPE transactions may be limited, and even though a public market may exist for such securities, the securities held by a Fund may be deemed illiquid. As of June 30, 2026, the Fund did not hold any PIPEs.

g. Special Purpose Acquisition Companies A Fund may invest in stock, warrants, rights and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities in a private placement transaction or as part of a public offering. A SPAC, sometimes referred to as “blank check company,” is a private or publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. The shares of a SPAC are typically issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares of common stock. At a specified time, the rights and warrants may be separated from the common stock at the election of the holder, after which time each security typically is freely tradeable. Private companies can combine with a SPAC to go public by taking the SPAC’s place on an exchange as an alternative to making an initial public offering. Additionally, a Fund may purchase units or shares of SPACs that have completed an IPO on a secondary market, during a SPAC’s IPO or through a PIPE offering. PIPE transactions involve the purchase of securities typically at a discount to the market price of the company’s common stock and may be subject to transfer restrictions, which typically would make them less liquid than equity issued through a public offering. Investments in SPACs also have risks peculiar to the SPAC structure and investment process. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. To the extent a SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective. SPAC shareholders may not approve any proposed acquisition or merger, or an acquisition or merger, once effected, may prove unsuccessful. If an acquisition or merger is not completed within a pre-established period (typically, two years), the remainder of funds invested in the SPAC are returned to its shareholders. While a SPAC investor may receive both stock in the SPAC, as well as warrants or other rights at no marginal cost, those warrants or other rights may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price. A Fund may also be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC. Moreover, interests in SPACs may be illiquid and/or be subject to restrictions on resale, which may remain

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

for an extended time, and may only be traded in the over-the-counter market. As of June 30, 2026, the Fund did not hold any SPACs.

h. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and developments, may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social or political unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 14, 2026. The Fund did not utilize the credit facility during the six months ended June 30, 2026.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that there was the following subsequent event:

On July 9, 2026, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”), which provides for the reorganization of each series (fund) of the Trust (each, a “Target Portfolio” and, collectively, the “Target Portfolios”) into corresponding series of SunAmerica Series Trust (“SAST”) or Seasons Series Trust (“SST”), as applicable, identified (each, an (“Acquiring Portfolio” and, collectively the “Acquiring Portfolios”) (each, a “Reorganization” and, collectively, the “Reorganizations”), subject to shareholder approval. Under the terms of the proposed Reorganizations, each Target Portfolio would transfer substantially all of its assets and liabilities to a corresponding Acquiring Portfolio in exchange for shares of the Acquiring Portfolio. Shares of the Acquiring Portfolio which would be distributed to shareholders of the applicable Target Portfolio, who will own Class 1 or Class 3 shares, as applicable, of the Acquiring Portfolio. Following completion of the Reorganizations, each Target Portfolio will be terminated.

Shareholders of record as of August 17, 2026 will be asked to approve the proposed Reorganizations at a special meeting of shareholders expected to be held on or about November 13, 2026. If approved and all conditions to closing are satisfied or waived, the Reorganizations are expected to be completed during the fourth quarter of 2026.

The Reorganizations are not expected to be taxable events to contract owners of the variable insurance products investing in the Funds.

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

Target Portfolio	Acquiring Portfolio
Guardian Equity Income VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Value Portfolio, a series of SAST
Guardian Integrated Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian All Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Strategic Large Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Diversified Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian International Equity VIP Fund, a series of GVPT	SA BlackRock Advantage International Portfolio (formerly, SA Morgan Stanley International Equities Portfolio), a series of SAST
Guardian Balanced Allocation VIP Fund, a series of GVPT	SA Index Allocation 60/40 Portfolio, a series of SAST
Guardian Total Return Bond VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST
Guardian Core Plus Fixed Income VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST
Guardian Large Cap Fundamental Growth VIP Fund, a series of GVPT	SA MFS Large Cap Growth Portfolio, a series of SAST
Guardian Small Cap Value Diversified VIP Fund, a series of GVPT	SA Franklin Small Company Value Portfolio, a series of SAST
Guardian Multi-Sector Bond VIP Fund, a series of GVPT	SA Multi-Managed Diversified Fixed Income Portfolio, a series of SST

Target Portfolio	Acquiring Portfolio
Guardian Short Duration Bond VIP Fund, a series of GVPT	SA JPMorgan Ultra-Short Bond Portfolio, a series of SAST
Guardian Growth & Income VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian Large Cap Disciplined Value VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian International Growth VIP Fund, a series of GVPT	SA Fidelity Institutional AM International Growth Portfolio, a series of SAST
Guardian Global Utilities VIP Fund, a series of GVPT	SA Large Cap Value Index Portfolio, a series of SAST
Guardian Large Cap Disciplined Growth VIP Fund, a series of GVPT	SA Franklin Large Cap Disciplined Growth Portfolio, a newly created series of SAST
Guardian Core Fixed Income VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian U.S. Government/Credit VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian Small-Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Select Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Relative Value VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Traditional Growth VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and subadvisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 18-19, 2026 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act, of a party to the agreement (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund;

Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Value Diversified VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government/Credit VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing subadvisory agreements (the “Subadvisory Agreements”) between the Manager and the following investment advisory firms engaged to serve as subadvisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund and Guardian Small Cap Value Diversified VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund and Guardian Multi-Sector Bond VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Short Duration Bond VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund and Guardian U.S. Government/Credit VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund, Guardian Select Mid Cap Core VIP Fund and Guardian Core Fixed Income VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund and Guardian Total Return Bond VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the Meeting, (each, a “Subadviser” and collectively, the “Subadvisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Agreement,” collectively with the Management Agreement and Subadvisory Agreements, the “Agreements”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Subadviser) with respect to Guardian International Equity VIP Fund, in substantially the form presented at the Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Subadviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent legal counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Subadviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Subadvisers; (ii) the investment performance of each

Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Subadvisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Subadviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Subadvisers, monitoring the Subadvisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Subadvisers with respect to the services that the Subadvisers provide under the Subadvisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend subadvisers, and the Manager’s ability to monitor and oversee subadvisers and recommend replacement subadvisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Subadvisers on a periodic basis, follow through with additional inquiries on questions or concerns that arise during the meetings and, as

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Subadvisers. The Trustees also considered, among other things, the terms of the Subadvisory Agreements and the range of investment advisory services provided by the Subadvisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Subadvisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Subadvisers.

Based upon these considerations, the Trustees concluded that the nature, extent and quality of services provided to the Funds by the Manager and each Subadviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each

Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Subadvisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Subadviser was generally satisfactory, or, that any steps being taken by the Manager and Subadvisers intended to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Subadvisers, but noted that the Manager had negotiated the fees with the Subadvisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Subadvisers was a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2026, through April 30, 2027. Although the Board recognized that the comparisons between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

consideration and approval of the management fees and their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the subadvisory fees paid under the Subadvisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Subadvisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Subadvisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and subadvisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Subadvisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that the management and/or subadvisory fees for some Funds included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from certain of the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than subadvisory fees, that the Subadvisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Subadvisers and their affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2025, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2026, through April 30, 2027 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

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•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the S&P 500 Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year period and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 3-year periods and higher than the Bloomberg US Aggregate Bond Index for the 5-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year and 3-year periods and in line with the S&P 500 Index for the 5-year period.

•	The Board noted that the actual management fee was in the 1st quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 3rd quintile of its performance universe for the 3-year period, and in the 4th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year, 3-year and 5-year periods.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group and the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Growth Index for the 1-year and 5-year periods and was in line with the MSCI EAFE Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.
•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the 1-year and 3-year periods and higher than the Russell Midcap Growth Index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the

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1-year period, in the 4th quintile of its performance universe for the 3-year period, and in the 5th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 3-year periods and lower than the Bloomberg US Aggregate Bond Index for the 5-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 4th quintile of the expense group (but still within one basis point of median for total expenses).

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the S&P MidCap 400 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was in line with the Bloomberg US Government/Credit 1-3 Year Total Return Index for the 1-year and 3-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Value Diversified VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile of its performance universe for the 5-year period.
•	The Board noted that the Fund’s performance was lower than the Russell 2000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board approved a new Subadviser effective during 2026.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that a new Subadviser was retained in 2025.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and the actual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian U.S. Government/Credit VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 3rd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Intermediate Government/Credit Index for the 1-year, 3-year and 5-year periods.
•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 4th quintile of the expense group (but still within one basis point of median for total expenses).

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

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This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB10526

Guardian Variable

Products Trust

2026

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2026

Guardian Total Return Bond VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Total Return Bond VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2026. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2026 (unaudited)	Principal Amount	Value
Asset-Backed Securities – 23.8%

ACREC LLC Series 2026-FL5, Class B 5.35% (1 mo. USD Term SOFR + 1.75%) due 7/18/2043(1)(2)	$223,571	$223,571

ACRES Commercial Realty Issuer LLC Series 2026-FL4, Class B 5.587% (1 mo. USD Term SOFR + 1.95%) due 8/18/2044(1)(2)	454,000	453,998

Arbor Realty Commercial Real Estate Notes LLC Series 2026-FL1, Class C 5.839% (1 mo. USD Term SOFR + 2.20%) due 9/20/2043(1)(2)	448,633	450,059

BDS LLC Series 2026-FL17, Class AS 5.189% (1 mo. USD Term SOFR + 1.55%) due 5/19/2043(1)(2)	301,976	302,062
Series 2026-FL17, Class C 5.589% (1 mo. USD Term SOFR + 1.95%) due 5/19/2043(1)(2)	159,226	159,225

Benefit Street Partners CLO XXVIII Ltd. Series 2022-28A, Class CR 5.575% (3 mo. USD Term SOFR + 1.90%) due 10/20/2037(1)(2)	1,000,000	999,314

Black Diamond CLO Ltd. Series 2021-1A, Class BR 5.864% (3 mo. USD Term SOFR + 2.20%) due 11/22/2034(1)(2)	600,000	599,651

BlueMountain CLO Ltd. Series 2014-2A, Class BR2 5.687% (3 mo. USD Term SOFR + 2.01%) due 10/20/2030(1)(2)	800,000	800,846

Business Jet Securities LLC Series 2026-1A, Class B 6.099% due 6/15/2041(1)	100,000	100,184
Series 2026-1A, Class C 8.179% due 6/15/2041(1)	100,000	100,523

Carlyle U.S. CLO Ltd. Series 2017-3A, Class CR2 5.672% (3 mo. USD Term SOFR + 2.00%) due 10/21/2037(1)(2)	3,000,000	3,001,359

Citizens Auto Receivables Trust Series 2024-1, Class A3 5.11% due 4/17/2028(1)	397,867	398,814

CNH Equipment Trust Series 2022-B, Class A4 3.91% due 3/15/2028	1,630,000	1,627,491

June 30, 2026 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)

CyrusOne Data Centers Issuer I LLC Series 2024-2A, Class A2 4.50% due 5/20/2049(1)	$900,000	$871,534

DB Master Finance LLC Series 2021-1A, Class A2II 2.493% due 11/20/2051(1)	1,002,750	945,451

Dwight Issuer LLC Series 2025-FL1, Class AS 5.923% (1 mo. USD Term SOFR + 2.29%) due 6/18/2042(1)(2)	639,000	640,470
Series 2026-FL2, Class B 5.60% (1 mo. USD Term SOFR + 2.00%) due 1/18/2044(1)(2)	795,000	795,000

Elmwood CLO 36 Ltd. Series 2024-12RA, Class CR 5.675% (3 mo. USD Term SOFR + 2.00%) due 10/20/2037(1)(2)	1,000,000	999,019

Elmwood CLO VIII Ltd. Series 2021-1A, Class CRR 5.44% (3 mo. USD Term SOFR + 1.80%) due 4/20/2037(1)(2)	1,000,000	1,000,423

Enterprise Fleet Financing LLC Series 2024-3, Class A4 5.06% due 3/20/2031(1)	1,000,000	1,007,808

Ford Credit Auto Lease Trust Series 2024-B, Class B 5.18% due 2/15/2028	600,000	602,679

GMF Floorplan Owner Revolving Trust Series 2024-1A, Class B 5.33% due 3/15/2029(1)	942,000	946,676

Greystone CRE Notes LLC Series 2025-FL4, Class B 6.214% (1 mo. USD Term SOFR + 2.59%) due 1/15/2043(1)(2)	114,500	115,740

Hyundai Auto Receivables Trust Series 2024-B, Class B 5.04% due 9/16/2030	800,000	806,484

Kennedy Lewis CLO 10 Ltd. Series 2022-10A, Class BR 5.264% (3 mo. USD Term SOFR + 1.60%) due 1/22/2038(1)(2)	1,200,000	1,202,777

Kennedy Lewis CLO 8 Ltd. Series 8A, Class CR2 5.775% (3 mo. USD Term SOFR + 2.10%) due 1/20/2038(1)(2)	1,000,000	999,979

Kubota Credit Owner Trust Series 2025-1A, Class A3 4.67% due 6/15/2029(1)	450,000	451,083
Series 2025-1A, Class A4 4.87% due 7/15/2030(1)	450,000	452,014

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2026 (unaudited)	Principal Amount	Value

Asset-Backed Securities (continued)

LRECS LLC Series 2025-CRE1, Class B 5.639% (1 mo. USD Term SOFR + 2.00%) due 8/19/2043(1)(2)	$624,843	$625,408

Marble Point CLO XXII Ltd. Series 2021-2A, Class CR 5.717% (3 mo. USD Term SOFR + 2.05%) due 7/25/2034(1)(2)	1,283,333	1,281,971

MF1 LLC Series 2025-FL17, Class C 5.729% (1 mo. USD Term SOFR + 2.09%) due 2/18/2040(1)(2)	888,889	889,353
Series 2025-FL19, Class AS 5.629% (1 mo. USD Term SOFR + 1.99%) due 5/18/2042(1)(2)	1,053,777	1,056,206
Series 2025-FL19, Class B 5.979% (1 mo. USD Term SOFR + 2.34%) due 5/18/2042(1)(2)	1,092,085	1,093,809
Series 2025-FL20, Class C 5.787% (1 mo. USD Term SOFR + 2.15%) due 2/18/2043(1)(2)	758,766	759,869
Series 2026-FL22, Class C 5.637% (1 mo. USD Term SOFR + 2.00%) due 11/18/2043(1)(2)	677,447	677,910

Neuberger Berman CLO XVII Ltd. Series 2014-17AR, Class BR4 5.145% (3 mo. USD Term SOFR + 1.50%) due 7/22/2040(1)(2)	1,100,000	1,100,000

Neuberger Berman Loan Advisers CLO 35 Ltd. Series 2019-35A, Class CRR 5.325% (3 mo. USD Term SOFR + 1.65%) due 1/19/2033(1)(2)	1,250,000	1,247,594

NextGear Floorplan Master Owner Trust Series 2024-1A, Class A2 5.12% due 3/15/2029(1)	1,500,000	1,507,169

Nissan Auto Lease Trust Series 2024-B, Class B 5.21% due 12/15/2028	1,050,000	1,056,087

Octagon Investment Partners 50 Ltd. Series 2020-4A, Class DR 7.085% (3 mo. USD Term SOFR + 3.41%) due 1/15/2035(1)(2)	1,100,000	1,050,078

OHA Credit Funding 3 Ltd. Series 2019-3A, Class CR2 5.425% (3 mo. USD Term SOFR + 1.75%) due 1/20/2038(1)(2)	2,000,000	2,003,470

June 30, 2026 (unaudited)	Principal Amount	Value

Asset-Backed Securities (continued)

Oscar U.S. Funding XV LLC Series 2023-1A, Class A3 5.81% due 12/10/2027(1)	$189,904	$190,410

Parallel Ltd. Series 2023-1A, Class A2R 5.475% (3 mo. USD Term SOFR + 1.80%) due 7/20/2036(1)(2)	949,520	951,306

Park Avenue Institutional Advisers CLO Ltd. Series 2019-2A, Class CRR 7.073% (3 mo. USD Term SOFR + 3.40%) due 10/15/2034(1)(2)	297,872	299,361

PFP Ltd. Series 2025-12, Class B 5.679% (1 mo. USD Term SOFR + 2.04%) due 12/18/2042(1)(2)	325,000	325,804
Series 2026-13, Class B 5.487% (1 mo. USD Term SOFR + 1.85%) due 8/18/2043(1)(2)	100,000	99,999

RR 36 Ltd. Series 2024-36RA, Class A1R 4.963% (3 mo. USD Term SOFR + 1.29%) due 1/15/2040(1)(2)	1,150,000	1,151,700

Santander Drive Auto Receivables Trust Series 2023-4, Class B 5.77% due 12/15/2028	482,256	484,467

Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA, Class A2 4.63% due 7/20/2027(1)	207,356	207,589

Store Master Funding I-VII XIV XIX XX XXII XXIV XXXIV XXXVII XXXVIII Series 2026-1A, Class A2 5.31% due 6/20/2056(1)	618,505	624,103

Taco Bell Funding LLC Series 2025-1A, Class A2I 4.821% due 8/25/2055(1)	628,635	621,009

TCW CLO Ltd. Series 2021-1A, Class A1R1 5.035% (3 mo. USD Term SOFR + 1.36%) due 1/20/2038(1)(2)	1,650,000	1,652,818

Vantage Data Centers Issuer LLC Series 2024-1A, Class A2 5.10% due 9/15/2054(1)	800,000	788,563

Voya CLO Ltd. Series 2024-1AR, Class D1R 0.00% (3 mo. USD Term SOFR + 2.55%) due 7/15/2039(1)(2)	281,955	281,955

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2026 (unaudited)	Principal Amount	Value

Asset-Backed Securities (continued)

Wheels Fleet Lease Funding 1 LLC Series 2024-3A, Class A1 4.80% due 9/19/2039(1)	$363,035	$364,611
Series 2024-3A, Class B 5.07% due 9/19/2039(1)	375,000	376,565
World Omni Select Auto Trust Series 2024-A, Class B 5.18% due 6/17/2030	800,000	805,103

Total Asset-Backed Securities (Cost $44,682,142)		44,628,521
Corporate Bonds & Notes – 41.1%
Advertising – 0.3%

Neptune Bidco U.S., Inc. 9.29% due 4/15/2029(1)	551,000	561,922

		561,922
Aerospace & Defense – 2.0%

Boeing Co. 6.528% due 5/1/2034	508,000	552,660
6.858% due 5/1/2054	495,000	556,317

Bombardier, Inc. 5.875% due 1/15/2035(1)	560,000	562,073

RTX Corp. 6.10% due 3/15/2034	700,000	751,067
6.40% due 3/15/2054	100,000	109,766

TransDigm, Inc. 4.625% due 1/15/2029	1,159,000	1,140,549

		3,672,432
Apparel – 0.4%

Beach Acquisition Bidco LLC 10.00% (10.00% Cash or 10.75% PIK) due 7/15/2033(1)(3)	706,212	801,936

		801,936
Auto Manufacturers – 0.6%

Ford Motor Credit Co. LLC 6.05% due 3/5/2031	1,079,000	1,095,181

		1,095,181
Banks – 4.9%

Banco Mercantil del Norte SA, Reg S 6.625% (6.625% fixed rate until 1/24/2032; 10 yr. CMT + 5.03% thereafter) due 1/24/2032(2)	345,000	328,504

Bank of America Corp. 1.898% (1.898% fixed rate until 7/23/2030; 1 day USD SOFR + 1.53% thereafter) due 7/23/2031(2)	1,000,000	891,901

BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 8.45% (8.45% fixed rate until 6/29/2033; 5 yr. CMT + 4.66% thereafter) due 6/29/2038(1)(2)	303,000	326,907

June 30, 2026 (unaudited)	Principal Amount	Value

Banks (continued)

Citigroup, Inc. Series GG 6.875% (6.875% fixed rate until 8/15/2030; 5 yr. CMT + 2.89% thereafter) due 8/15/2030(2)	$991,000	$1,014,901

Deutsche Bank AG 5.403% (5.403% fixed rate until 9/11/2034; 1 day USD SOFR + 2.05% thereafter) due 9/11/2035(2)	765,000	765,281

HSBC Holdings PLC Series 1 6.75% (6.75% fixed rate until 11/18/2032; 5 yr. CMT + 2.51% thereafter) due 11/18/2032(2)	277,000	278,858

Morgan Stanley 5.32% (5.32% fixed rate until 7/19/2034; 1 day USD SOFR + 1.56% thereafter) due 7/19/2035(2)	1,100,000	1,105,297
5.942% (5.942% fixed rate until 2/7/2034; 5 yr. CMT + 1.80% thereafter) due 2/7/2039(2)	1,087,000	1,120,978

UBS Group AG 4.375% (4.375% fixed rate until 2/10/2031; 5 yr. CMT + 3.31% thereafter) due 2/10/2031(1)(2)	1,263,000	1,159,346
5.699% (5.699% fixed rate until 2/8/2034; 1 yr. CMT + 1.77% thereafter) due 2/8/2035(1)(2)	1,075,000	1,103,605

Wells Fargo & Co. 3.35% (3.35% fixed rate until 3/2/2032; 1 day USD SOFR + 1.50% thereafter) due 3/2/2033(2)	1,217,000	1,118,722

		9,214,300
Beverages – 0.6%

Anheuser-Busch InBev Worldwide, Inc. 4.95% due 1/15/2042	400,000	377,285

Bacardi Ltd. 5.15% due 5/15/2038(1)	819,000	764,293

		1,141,578
Building Materials – 0.9%

JH North America Holdings, Inc. 5.875% due 1/31/2031(1)	504,000	506,371
6.125% due 7/31/2032(1)	504,000	508,179

Quikrete Holdings, Inc. 6.375% due 3/1/2032(1)	681,000	695,422

		1,709,972

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2026 (unaudited)	Principal Amount	Value
Chemicals – 0.6%

Chemours Co. 5.75% due 11/15/2028(1)	$435,000	$434,648
7.875% due 3/15/2034(1)	162,000	162,790

OCP SA 6.75% due 5/2/2034(1)	416,000	437,001

		1,034,439
Commercial Services – 1.4%

Ashtead Capital, Inc. 5.80% due 4/15/2034(1)	1,066,000	1,086,061

Raven Acquisition Holdings LLC 6.875% due 11/15/2031(1)	588,000	574,724

Triton Container International Ltd./TAL International Container Corp. 5.15% due 2/15/2033	983,000	965,420

		2,626,205
Computers – 0.5%

Booz Allen Hamilton, Inc. 5.95% due 4/15/2035	1,028,000	1,023,936

		1,023,936
Diversified Financial Services – 4.4%

Capital One Financial Corp. 6.051% (6.051% fixed rate until 2/1/2034; 1 day USD SOFR + 2.26% thereafter) due 2/1/2035(2)	1,381,000	1,434,651

Charles Schwab Corp. 6.136% (6.136% fixed rate until 8/24/2033; 1 day USD SOFR + 2.01% thereafter) due 8/24/2034(2)	387,000	411,164

Series K 5.00% (5.00% fixed rate until 6/1/2027; 5 yr. CMT + 3.26% thereafter) due 6/1/2027(2)	718,000	717,420

Series L 6.10% (6.10% fixed rate until 6/1/2031; 5 yr. CMT + 2.25% thereafter) due 6/1/2031(2)	384,000	384,085

Jane Street Group/JSG Finance, Inc. 6.75% due 5/1/2033(1)	560,000	575,885

Jefferies Financial Group, Inc. 5.50% due 2/15/2036	1,169,000	1,128,072

LPL Holdings, Inc. 4.375% due 5/15/2031(1)	1,505,000	1,446,434

Muthoot Finance Ltd. 7.125% due 2/14/2028(1)	508,000	514,373

Nomura Holdings, Inc. 5.043% (5.043% fixed rate until 6/10/2031; 5 yr. CMT + 1.30% thereafter) due 6/10/2036(2)	600,000	585,960

7.00% (7.00% fixed rate until 7/15/2030; 5 yr. CMT + 3.08% thereafter) due 7/15/2030(2)	450,000	461,480

Shriram Finance Ltd. 6.15% due 4/3/2028(1)	514,000	521,193

		8,180,717

June 30, 2026 (unaudited)	Principal Amount	Value
Electric – 1.5%

Engie Energia Chile SA, Reg S 3.40% due 1/28/2030	$294,000	$277,033

NextEra Energy Capital Holdings, Inc. 5.45% due 3/15/2035	500,000	507,585

Saavi Energia SARL 8.875% due 2/10/2035(1)	554,000	606,076

Xcel Energy, Inc. 5.50% due 3/15/2034	900,000	914,373

XPLR Infrastructure Operating Partners LP 7.25% due 1/15/2029(1)	552,000	571,175

		2,876,242
Entertainment – 0.3%

Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co. 6.625% due 5/1/2032(1)	577,000	584,575

		584,575
Food – 1.2%

JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 5.75% due 4/1/2033	200,000	205,334

Performance Food Group, Inc. 6.125% due 9/15/2032(1)	537,000	543,568

Post Holdings, Inc. 4.625% due 4/15/2030(1)	578,000	558,383

6.25% due 10/15/2034(1)	762,000	748,706

Tyson Foods, Inc. 4.95% due 2/20/2036	240,000	233,138

		2,289,129
Gas – 0.4%

APA Infrastructure Ltd. 5.125% due 9/16/2034(1)	663,000	654,953

		654,953
Healthcare Services – 0.4%

Toledo Hospital Series B 5.325% due 11/15/2028	71,000	71,206

UnitedHealth Group, Inc. 5.15% due 7/15/2034	600,000	605,465

		676,671
Insurance – 3.6%

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 5.875% due 11/1/2029(1)	783,000	765,267

Brown & Brown, Inc. 5.65% due 6/11/2034	1,075,000	1,088,961

Corebridge Financial, Inc. 5.75% due 1/15/2034	1,064,000	1,092,935

Fairfax Financial Holdings Ltd. 5.75% due 5/20/2035	182,000	186,304

6.00% due 12/7/2033	1,268,000	1,323,603

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2026 (unaudited)	Principal Amount	Value

Insurance (continued)

MetLife, Inc. Series G 6.35% (6.35% fixed rate until 3/15/2035; 5 yr. CMT + 2.08% thereafter) due 3/15/2055(2)	$485,000	$497,083

Nippon Life Insurance Co. 6.50% (6.50% fixed rate until 4/30/2035; 5 yr. CMT + 3.19% thereafter) due 4/30/2055(1)(2)	319,000	334,499

Sammons Financial Group, Inc. 6.875% due 4/15/2034(1)	1,422,000	1,520,474

		6,809,126
Internet – 0.3%

Snap, Inc. 6.875% due 3/1/2033(1)	598,000	582,890

		582,890
Leisure Time – 1.0%

Patrick Industries, Inc. 4.75% due 5/1/2029(1)	1,144,000	1,125,023

Royal Caribbean Cruises Ltd. 4.75% due 5/15/2033	349,000	339,697

5.25% due 2/27/2038	342,000	331,251

		1,795,971
Lodging – 0.5%

Las Vegas Sands Corp. 5.65% due 5/18/2033	454,000	454,023

Wynn Macau Ltd. 6.75% due 2/15/2034(1)	418,000	415,447

		869,470
Machinery–Diversified – 0.8%

Regal Rexnord Corp. 6.40% due 4/15/2033	1,463,000	1,552,786

		1,552,786
Media – 0.3%

VZ Secured Financing BV 5.00% due 1/15/2032(1)	617,000	539,983

		539,983
Mining – 1.8%

Anglo American Capital PLC 4.75% due 3/16/2052(1)	222,000	187,425

5.50% due 5/2/2033(1)	727,000	740,163

Eldorado Gold Corp. 6.25% due 9/1/2029(1)	125,000	124,753

IAMGOLD Corp. 5.75% due 10/15/2028(1)	511,000	509,416

Northern Star Resources Ltd. 6.125% due 4/11/2033(1)	1,045,000	1,083,064

Rio Tinto Finance USA PLC 5.25% due 3/14/2035	660,000	670,179

		3,315,000
Oil & Gas – 1.8%

BP Capital Markets PLC 6.45% (6.45% fixed rate until 12/1/2033; 5 yr. CMT + 2.15% thereafter) due 12/1/2033(2)	732,000	759,888

June 30, 2026 (unaudited)	Principal Amount	Value

Oil & Gas (continued)

Eni SpA 5.50% due 5/15/2034(1)	$758,000	$769,249

Petroleos Mexicanos 5.95% due 1/28/2031	322,000	318,257

Santos Finance Ltd. 5.75% due 11/13/2035(1)	374,000	376,757

6.875% due 9/19/2033(1)	997,000	1,082,461

		3,306,612
Pharmaceuticals – 0.2%

AstraZeneca PLC 6.45% due 9/15/2037	400,000	444,177

		444,177
Pipelines – 3.3%

Cheniere Energy Partners LP 5.95% due 6/30/2033	500,000	522,041

DCP Midstream Operating LP 3.25% due 2/15/2032	1,649,000	1,503,538

Energy Transfer LP 5.70% due 4/1/2035	400,000	410,534

6.20% due 4/1/2055	300,000	296,641

MPLX LP 5.50% due 6/1/2034	100,000	101,100

ONEOK, Inc. 5.05% due 11/1/2034	300,000	293,428

Plains All American Pipeline LP/PAA Finance Corp. 5.70% due 9/15/2034	734,000	749,849

Targa Resources Corp. 5.40% due 7/30/2036	588,000	585,617

5.50% due 2/15/2035	400,000	403,755

Venture Global LNG, Inc. 7.00% due 1/15/2030(1)	985,000	1,004,615

Western Midstream Operating LP 5.45% due 11/15/2034	300,000	298,396

		6,169,514
Real Estate Investment Trusts – 2.2%

Boston Properties LP 5.75% due 1/15/2035	1,105,000	1,115,523

6.50% due 1/15/2034	519,000	550,748

Store Capital LLC 2.70% due 12/1/2031	1,301,000	1,145,947

4.625% due 3/15/2029	554,000	547,846

Vornado Realty LP 5.75% due 2/1/2033	796,000	798,843

		4,158,907
Retail – 0.5%

Home Depot, Inc. 4.95% due 6/25/2034	400,000	401,341

PetSmart LLC/PetSmart Finance Corp. 7.50% due 9/15/2032(1)	474,000	474,103

		875,444
Semiconductors – 0.3%

Broadcom, Inc. 3.137% due 11/15/2035(1)	658,000	558,945

		558,945

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2026 (unaudited)	Principal Amount	Value
Software – 1.6%

CoreWeave, Inc. 9.75% due 10/1/2031(1)	$569,000	$567,745

Fiserv, Inc. 5.625% due 8/21/2033	600,000	606,399

Oracle Corp. 5.70% due 2/4/2036	382,000	369,949

Salesforce, Inc. 5.20% due 3/15/2033	393,000	393,691
5.55% due 3/15/2036	687,000	686,479
6.40% due 3/15/2046	393,000	396,952

		3,021,215
Telecommunications – 1.8%

Beacon Point DC LLC 6.129% due 11/30/2042(1)	935,000	943,030

QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC 5.70% due 4/15/2036(1)	1,163,000	1,105,773

Rogers Communications, Inc. 3.80% due 3/15/2032	1,196,000	1,115,255
5.30% due 2/15/2034	300,000	297,392

		3,461,450
Trucking & Leasing – 0.6%

SMBC Aviation Capital Finance DAC 5.55% due 4/3/2034(1)	1,073,000	1,082,726

		1,082,726
Water – 0.1%

Aegea Finance SARL 9.00% due 1/20/2031(1)	261,000	249,908

		249,908

Total Corporate Bonds & Notes (Cost $76,560,531)		76,938,312
Municipals – 0.9%

California Public Finance Authority
Series A 5.40% due 11/15/2031		463,383

Massachusetts Development Finance Agency
Series B 7.375% due 10/1/2035	680,000	701,579

Oklahoma Development Finance Authority
Series C 5.45% due 8/15/2028	230,000	227,753

Public Finance Authority 7.087% due 7/1/2060	360,000	362,833

Total Municipals (Cost $1,728,684)		1,755,548
Non-Agency Mortgage-Backed Securities – 10.0%

Arbor Realty Commercial Real Estate Notes Ltd.
Series 2022-FL1, Class C 5.893% due 1/15/2037(1)(2)(4)	1,000,000	999,994

Aspire Mortgage Trust
Series 2026-2, Class A1 5.325% due 4/26/2066(1)(2)(4)	363,524	362,135

June 30, 2026 (unaudited)	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)

BANK
Series 2019-BN24, Class AS 3.283% due 11/15/2062(2)(4)	$1,413,000	$1,303,784
Series 2022-BNK43, Class B 5.325% due 8/15/2055(2)(4)	500,000	474,749

BBCMS Mortgage Trust
Series 2024-5C29, Class B 5.858% due 9/15/2057(2)(4)	300,000	301,434

Benchmark Mortgage Trust
Series 2024-V11, Class AM 6.201% due 11/15/2057(2)(4)	1,000,000	1,020,345
Series 2024-V5, Class AM 6.417% due 1/10/2057(2)(4)	855,000	878,053
Series 2024-V5, Class B 6.059% due 1/10/2057(2)(4)	360,000	363,347

BMO Mortgage Trust
Series 2023-C6, Class AS 6.55% due 9/15/2056(2)(4)	950,000	1,000,254

BX Commercial Mortgage Trust
Series 2025-BCAT, Class C 5.525% due 8/15/2042(1)(2)(4)	154,000	154,481
Series 2025-BCAT, Class D 6.275% due 8/15/2042(1)(2)(4)	116,200	116,672

BX Trust
Series 2026-CLS, Class C 5.975% due 5/15/2043(1)(2)(4)	100,000	100,213
Series 2026-CLS, Class D 7.075% due 5/15/2043(1)(2)(4)	100,000	100,250
Series 2026-ORBT, Class D 5.73% due 7/15/2043(1)(2)(4)	173,438	173,438

Citigroup Commercial Mortgage Trust
Series 2016-C3, Class AS 3.366% due 11/15/2049(2)(4)	1,125,000	1,087,198

JP Morgan Mortgage Trust
Series 2026-NQM1, Class A1 4.745% due 6/25/2066(1)(2)(4)	155,062	152,746

Morgan Stanley Capital I Trust
Series 2020-L4, Class AS 2.88% due 2/15/2053	750,000	684,274
Series 2021-L6, Class AS 2.749% due 6/15/2054(2)(4)	1,700,000	1,515,168

Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM5, Class A1 5.439% due 7/25/2070(1)(2)(4)	165,815	165,443
Series 2025-NQM6, Class A1 5.152% due 7/25/2070(1)(2)(4)	451,992	449,245
Series 2025-NQM9, Class A1 5.016% due 9/25/2070(1)(2)(4)	432,501	428,497
Series 2026-NQM2, Class A1 4.734% due 1/26/2071(1)(2)(4)	674,305	664,249
Series 2026-NQM4, Class A1 5.075% due 3/25/2071(1)(2)(4)	277,285	274,893

New Residential Mortgage Loan Trust
Series 2025-NQM2, Class A1 5.566% due 4/25/2065(1)(2)(4)	299,845	300,016
Series 2026-NQM2, Class A1 4.743% due 12/25/2065(1)(2)(4)	466,278	459,325

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2026 (unaudited)		Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)
Series 2026-NQM3, Class A1 4.833% due 2/25/2066(1)(2)(4)		$965,505	$953,113
Series 2026-NQM4, Class A1 5.003% due 2/25/2066(1)(2)(4)		359,684	356,922
Series 2026-NQM7, Class A1 5.418% due 6/25/2066(1)(2)(4)		329,681	328,726

OBX Trust
Series 2025-NQM14, Class A1 5.162% due 7/25/2065(1)(2)(4)		151,675	151,047
Series 2025-NQM4, Class A1 5.40% due 2/25/2055(1)(2)(4)		591,708	592,589
Series 2026-INV4, Class AF2 5.078% due 5/25/2056(1)(2)(4)		625,554	626,484
Series 2026-NQM8, Class A1 5.297% due 5/25/2066(1)(2)(4)		100,000	99,603

PMT Loan Trust
Series 2025-INV4, Class A9 5.50% due 3/25/2056(1)(2)(4)		531,897	530,589
Series 2026-CNF1, Class A26 4.828% due 1/25/2057(1)(2)(4)		178,969	178,593
Series 2026-INV2, Class A35 4.778% due 1/25/2057(1)(2)(4)		933,889	935,930

Provident Funding Mortgage Trust
Series 2025-2, Class A4 5.50% due 6/25/2055(1)(2)(4)		485,925	485,155

Total Non-Agency Mortgage-Backed Securities (Cost $19,147,346)			18,768,954
Foreign Government – 2.5%

Angola Government International Bonds 8.00% due 11/26/2029	USD	236,000	240,146

Colombia Government International Bonds 6.50% due 1/21/2033	USD	314,000	318,867

Eagle Funding Luxco SARL 5.50% due 8/17/2030(1)	USD	370,000	371,499

Egypt Government International Bonds 7.30% due 9/30/2033	USD	510,000	508,355

Ivory Coast Government International Bonds 7.625% due 1/30/2033(1)	USD	562,000	599,968

Nigeria Government International Bonds 7.375% due 9/28/2033	USD	591,000	594,993

Republic of South Africa Government International Bonds 7.10% due 11/19/2036	USD	430,000	461,471

Romania Government International Bonds 6.625% due 5/16/2036(1)	USD	402,000	410,277

Serbia International Bonds 6.00% due 6/12/2034(1)	USD	651,000	666,374

Turkiye Government International Bonds 5.875% due 5/21/2030	EUR	288,000	348,313
7.625% due 5/15/2034	USD	218,000	228,950

Total Foreign Government (Cost $4,459,811)			4,749,213

June 30, 2026 (unaudited)	Principal Amount	Value
U.S. Government Securities – 19.7%

U.S. Treasury Bonds 4.25% due 2/15/2054	$2,000,000	$1,784,531
4.50% due 11/15/2054	12,000,000	11,170,782
4.625% due 11/15/2044	22,539,000	21,721,081
4.625% due 11/15/2045	800,000	768,375
4.875% due 8/15/2045	1,500,000	1,488,574

Total U.S. Government Securities (Cost $38,076,701)		36,933,343
Repurchase Agreements – 1.8%

Fixed Income Clearing Corp., 1.06%, dated 6/30/2026, proceeds at maturity value of $3,366,370, due 7/1/2026(5)	3,366,271	3,366,271

Total Repurchase Agreements (Cost $3,366,271)		3,366,271

Total Investments – 99.8% (Cost $188,021,486)		187,140,162

Assets in excess of other liabilities – 0.2%		327,103

Total Net Assets – 100.0%		$187,467,265

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2026, the aggregate market value of these securities amounted to $84,588,991, representing 45.1% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2026.
(3)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(4)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.00%	12/15/2027	$3,433,700	$3,433,795

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

Open futures contracts at June 30, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. 2-Year Treasury Note	September 2026	128	Long	$26,651,334	$26,385,000	$(266,334)
U.S. 5-Year Treasury Note	September 2026	24	Long	2,560,394	2,569,125	8,731
U.S. 10-Year Treasury Note	September 2026	6	Long	672,397	674,812	2,415
Total				$29,884,125	$29,628,937	$(255,188)

Open forward foreign currency contracts at June 30, 2026:

Counterparty	Settlement Date	Amount	Amount and Description of Currency to be Purchased	Amount	Amount and Description of Currency to be Sold	Unrealized Appreciation
State Street Bank & Trust Co.	7/17/2026	376,671	USD	318,000	EUR	$13,104

Legend:

CLO—Collateralized Loan Obligation

CMT—Constant Maturity Treasury

EUR—Euro

SOFR—Secured Overnight Financing Rate

USD—United States Dollar

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

Assets (unaudited)	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$44,628,521	$—	$44,628,521
Corporate Bonds & Notes	—	76,938,312	—	76,938,312
Municipals	—	1,755,548	—	1,755,548
Non-Agency Mortgage-Backed Securities	—	18,768,954	—	18,768,954
Foreign Government	—	4,749,213	—	4,749,213
U.S. Government Securities	—	36,933,343	—	36,933,343
Repurchase Agreements	—	3,366,271	—	3,366,271
Total Investments in Securities	$—	$187,140,162	$—	$187,140,162
Other Financial Instruments
Futures	11,146	—	—	11,146
Forward Foreign Currency Contracts	—	13,104	—	13,104
Total Assets	$11,146	$187,153,266	$—	$187,164,412
Liabilities
Futures	(266,334)	—	—	(266,334)
Total Liabilities	$(266,334)	$—	$—	$(266,334)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN TOTAL RETURN BOND VIP FUND

Statement of Assets and Liabilities As of June 30, 2026 (unaudited)

Assets

Investments, at value	$187,140,162

Interest receivable	1,928,550

Receivable for fund shares subscribed	14,439

Unrealized appreciation on open forward foreign currency contracts	13,104

Reimbursement receivable from adviser	5,699

Prepaid expenses	2,877

Total Assets	189,104,831

Liabilities

Payable for investments purchased	1,250,393

Payable for fund shares redeemed	174,081

Investment advisory fees payable	69,852

Distribution fees payable	38,807

Accrued custodian and accounting fees	25,197

Accrued administrative fees	22,295

Payable for variation margin on futures contracts	21,871

Accrued audit fees	19,502

Accrued legal fees	7,428

Accrued transfer agent fees	6,100

Accrued trustees’ and officers’ fees	426

Due to custodian	225

Accrued shareholder reports fees	221

Accrued expenses and other liabilities	1,168

Total Liabilities	1,637,566

Total Net Assets	$187,467,265

Net Assets Consist of:
Paid-in capital	$187,952,467
Distributable earnings	(485,202)

Total Net Assets	$187,467,265

Investments, at Cost	$188,021,486

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	18,095,989

Net Asset Value Per Share	$10.36

Statement of Operations For the Six Months Ended June 30, 2026 (unaudited)
Investment Income

Interest	$5,075,155

Total Investment Income	5,075,155

Expenses

Investment advisory fees	430,378

Distribution fees	239,099

Professional fees	40,213

Trustees’ and officers’ fees	32,209

Administrative fees	27,463

Custodian and accounting fees	26,973

Transfer agent fees	8,264

Shareholder reports	4,871

Other expenses	6,773

Total Expenses	816,243

Less: Fees waived	(31,998)

Total Expenses, Net	784,245

Net Investment Income/(Loss)	4,290,910

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments, Derivative Contracts and Foreign Currency Transactions

Net realized gain/(loss) from investments	129,511

Net realized gain/(loss) from futures contracts	(391,516)

Net realized gain/(loss) from forward foreign currency contracts	(2,575)

Net realized gain/(loss) from foreign currency transactions	(91)

Net change in unrealized appreciation/(depreciation) on investments	(2,425,073)

Net change in unrealized appreciation/(depreciation) on futures contracts	37,530

Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts	16,013

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(858)

Net Loss on Investments, Derivative Contracts and Foreign Currency Transactions	(2,637,059)

Net Increase in Net Assets Resulting From Operations	$1,653,851

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL INFORMATION — GUARDIAN TOTAL RETURN BOND VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/26	For the Year Ended 12/31/25

Operations

Net investment income/(loss)	$4,290,910	$9,260,440

Net realized gain/(loss) from investments, derivative contracts and foreign currency transactions	(264,671)	(785,006)

Net change in unrealized appreciation/(depreciation) on investments, derivative contracts and translation of assets and liabilities in foreign currencies	(2,372,388)	5,198,455

Net Increase in Net Assets Resulting from Operations	1,653,851	13,673,889

Capital Share Transactions

Proceeds from sales of shares	10,057,362	13,756,884

Cost of shares redeemed	(19,793,336)	(52,112,538)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(9,735,974)	(38,355,654)

Net Decrease in Net Assets	(8,082,123)	(24,681,765)

Net Assets

Beginning of period	195,549,388	220,231,153

End of period	$187,467,265	$195,549,388

Other Information:

Shares

Sold	975,003	1,378,364

Redeemed	(1,920,266)	(5,264,459)

Net Decrease	(945,263)	(3,886,095)

10	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

11

FINANCIAL INFORMATION — GUARDIAN TOTAL RETURN BOND VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/26	$10.27	$0.23	$(0.14)	$0.09	$10.36	0.88	%(4)

Year Ended 12/31/25	9.61	0.45	0.21	0.66	10.27	6.87%

Year Ended 12/31/24	9.44	0.43	(0.26)	0.17	9.61	1.80%

Year Ended 12/31/23	8.98	0.36	0.10	0.46	9.44	5.12%

Year Ended 12/31/22	10.61	0.24	(1.87)	(1.63)	8.98	(15.36)%

Year Ended 12/31/21	10.70	0.18	(0.27)	(0.09)	10.61	(0.84)%

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN TOTAL RETURN BOND VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$187,467	0.82	%(4)	0.85	%(4)	4.49	%(4)	4.45	%(4)	21	%(4)

195,549	0.81%		0.85%		4.49%		4.45%		107%

220,231	0.79%		0.85%		4.51%		4.45%		201%

254,039	0.79%		0.82%		3.94%		3.91%		324%

266,370	0.79%		0.80%		2.54%		2.53%		154%

355,203	0.79%		0.79%		1.68%		1.68%		155%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.	13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2026 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Total Return Bond VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 21, 2019. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks total return with an emphasis on high current income as well as capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”).

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2026, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2026 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2026, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps, options and swaptions, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Forward Foreign Currency Contracts The Fund may enter into forward foreign currency contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. These contracts may be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Forward contracts to purchase or sell a foreign currency may also be used by the Fund in anticipation of future purchases (or in settlement of such

15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

purchases) or sales of securities denominated in foreign currency, or to exchange one currency for another. Upon entering into a forward foreign currency contract, the Fund may be required to post margin equal to its outstanding exposure thereunder. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the forward foreign currency contract is settled.

d. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

e. Total Return Swaps Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent that the total return of the security, basket of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

f. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps and swaptions on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund’s asset allocation or risk exposure, (iii) to enhance potential return, or (iv) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund.

The Fund may also enter into cleared swaps with a central clearinghouse. In a centrally cleared derivative transaction, the Fund typically enters into the transaction with a financial institution counterparty serving as the clearinghouse, and performance of the transaction is effectively guaranteed against default by such counterparty, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction.

A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a premium for the option and obtains the right, but not the obligation, to enter into or modify an underlying swap or to modify the terms of an existing swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into or modify an underlying swap on agreed-upon terms, which generally entails a greater risk of loss than incurred in buying a swaption.

The Fund may not achieve the anticipated benefits of swap contracts and may realize a loss. There were no credit default swaps or swaptions held during the six months ended June 30, 2026.

16

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

g. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value. There were no options transactions as of June 30, 2026.

h. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

i. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the six months ended June 30, 2026, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund.

j. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/ accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

k. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

l. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund

17

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.45% of the first $300 million, and 0.40% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2027 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.82% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2026, Park Avenue waived fees and/or paid Fund expenses in the amount of $31,998.

Park Avenue has entered into a Sub-Advisory Agreement with Massachusetts Financial Services Company (“MFS”), effective March 3, 2025. Prior to this date, the Fund did not have a sub-adviser. MFS is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2026, the Fund incurred distribution fees in the amount of $239,099 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (“TBA”) securities) for the six months ended June 30, 2026, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$28,398,228	$11,618,920
Sales	27,148,039	17,400,410

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically

18

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

d. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

TBA securities and purchase commitments are commitments to purchase mortgage-backed securities for a fixed price at a future date. At the time of purchase, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, the Fund agrees to accept any mortgage-backed security that meets specified terms. Thus, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. The principal risks are that the counterparty may not deliver the security as promised and/or that the value of the

TBA security may decline prior to when the Fund receives the security. Also, the value of TBA securities on the delivery date may be more or less than the price paid by the Fund to purchase the securities. The Fund will lose money if the value of the TBA security declines below the purchase price and will not benefit if the value of the security appreciates above the sale price prior to delivery.

e. Mortgage Dollar Rolls The Fund may engage from time to time in mortgage dollar roll transactions, which involve a sale by the Fund of a mortgage-backed security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. These transactions are typically used for short term financing. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, the Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for the Fund. The Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income. Mortgage dollar roll transactions are subject to certain risks, including the risk that securities returned to the Fund at the end of the roll transaction, while substantially similar, may be inferior to the securities initially sold by the Fund to the counterparty. The transactions involve the risk that the market price of mortgage-backed securities in a mortgage dollar roll transaction decline below the agreed-upon future repurchase price. Conversely, the market value of the securities subject to a Fund’s forward sale commitment may increase above the exercise price of the forward commitment. Dollar rolls (and when-issued, delayed delivery and to-be-announced transactions) are speculative techniques that may result in leverage and increased volatility. These transactions may also increase risk associated with volatility and losses and are subject to counterparty risk. In addition, investment in mortgage dollar rolls may significantly increase the Fund’s portfolio turnover rate.

f. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior

19

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2026, the Fund did not hold any restricted, other than 144A restricted securities or illiquid securities.

g. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

h. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government. In addition, mortgage-backed and other asset-backed securities are subject to the risk that underlying obligations will be repaid sooner (known as “prepayment risk”) or later (known as “extension risk”) than expected because of changes in interest rates, either of which may result in lower than expected returns for the Fund. Because mortgage-backed securities are backed by mortgage loans, they also are subject to risks associated with the ownership of real estate and the real estate industry.

i. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

j. Derivative Instruments Investments in derivatives (including short exposures through derivatives) pose risks in addition to, and potentially greater than, those associated with investing directly in other investments, including potentially heightened liquidity and valuation risk, counterparty risk, market risk, operational risk, and legal risk. In addition, certain derivatives result in leverage, which can result in losses substantially greater than the amount invested in the derivatives by the Fund. The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2026 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. With respect to exchange traded futures, the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures contracts against default.

Although forward foreign currency contracts are intended, when used for hedging purposes, to minimize the risk of loss due to a decline in the value of the hedged currencies, they also tend to limit any potential gain which might result should the value of such currencies increase. In addition, these contracts are subject to the risk that

20

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

the counterparty may not be able to meet the terms of the contracts as well as the risk of unanticipated movements in the value of foreign currencies relative to the U.S. dollar. Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund used forward foreign currency contracts for the six months ended June 30, 2026.

Under certain market conditions, the Fund may use credit default swaps, swaps or swaptions to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve exposure, (iii) manage risk, (iv) enhance returns, or (v) as substitutes for permitted Fund investments. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component.

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM”s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

Generally, the Fund will enter into swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps, including credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In addition to the other risks generally applicable to derivatives, risks associated with credit default swaps, swaptions and total return swaps include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

As of June 30, 2026, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

	Interest Rate Contracts	Foreign Currency Contracts

Asset Derivatives
Forward Foreign Currency Contracts[1]	$—	$13,104
Futures Contracts[2]	11,146	—

Liability Derivatives
Futures Contracts[2]	$(266,334)	$—

[1]	Statement of Assets and Liabilities location: Unrealized appreciation on open forward foreign currency contracts.
[2]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative investments for the six months ended June 30, 2026 were as follows:

	Interest Rate Contracts	Foreign Currency Contracts

Net Realized Gain/(Loss)
Forward Foreign Currency Contracts[1]	$—	$(2,575)
Futures Contracts[2]	(391,516)	—

Net Change in Unrealized Appreciation/(Depreciation)
Forward Foreign Currency Contracts[3]	$—	$16,013
Futures Contracts[4]	37,530	—

Average Number of Notional Amounts
Forward Foreign Currency Contracts	$—	$372,308
Futures Contracts[5]	137	—
[1]	Statement of Operations location: Net realized gain/(loss) from forward foreign currency contracts.
[2]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[3]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts.
[4]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[5]	Amount represents number of contracts.

k. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and developments, may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics

21

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

and pandemics), terrorism, conflicts, social or political unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

l. Loans Investments in loans are particularly subject to, among other risks, credit risk, interest rate risk, and counterparty risk. The Fund’s investments in loans can be difficult to value accurately and may be more susceptible to liquidity risk than fixed income (or debt) investments of similar credit quality and/or maturity. Investments or transactions in loans are often subject to long settlement periods (potentially longer than seven days), which could limit the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. As a result, the Fund may be forced to sell other, more desirable, liquid investments, sell illiquid investments at a loss or take other measures to raise cash. Loans often are rated below investment-grade and may be unrated and subject the Fund to the risk that the value of the collateral for the loan may be insufficient to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants (if any) more difficult for the Fund as legal action may have to go through the issuer of the participations. Investments in loans that lack or possess fewer or contingent contractual restrictive covenants are particularly susceptible to the risks associated with these investments. In addition, loans and other similar investments may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from

State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 14, 2026. The Fund did not utilize the credit facility during the six months ended June 30, 2026.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that there was the following subsequent event:

On July 9, 2026, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”), which provides for the reorganization of each series (fund) of the Trust (each, a “Target Portfolio” and, collectively, the “Target Portfolios”) into corresponding series of SunAmerica Series Trust (“SAST”) or Seasons Series Trust (“SST”), as applicable, identified (each, an (“Acquiring Portfolio” and, collectively the “Acquiring Portfolios”) (each, a “Reorganization” and, collectively, the “Reorganizations”), subject to shareholder approval. Under the terms of the proposed Reorganizations, each

22

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

Target Portfolio would transfer substantially all of its assets and liabilities to a corresponding Acquiring Portfolio in exchange for shares of the Acquiring Portfolio. Shares of the Acquiring Portfolio which would be distributed to shareholders of the applicable Target Portfolio, who will own Class 1 or Class 3 shares, as applicable, of the Acquiring Portfolio. Following completion of the Reorganizations, each Target Portfolio will be terminated.

Shareholders of record as of August 17, 2026 will be asked to approve the proposed Reorganizations at a special meeting of shareholders expected to be held on or about November 13, 2026. If approved and all conditions to closing are satisfied or waived, the Reorganizations are expected to be completed during the fourth quarter of 2026.

The Reorganizations are not expected to be taxable events to contract owners of the variable insurance products investing in the Funds.

Target Portfolio	Acquiring Portfolio
Guardian Equity Income VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Value Portfolio, a series of SAST
Guardian Integrated Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian All Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Strategic Large Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Diversified Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian International Equity VIP Fund, a series of GVPT	SA BlackRock Advantage International Portfolio (formerly, SA Morgan Stanley International Equities Portfolio), a series of SAST
Guardian Balanced Allocation VIP Fund, a series of GVPT	SA Index Allocation 60/40 Portfolio, a series of SAST

Target Portfolio	Acquiring Portfolio
Guardian Total Return Bond VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST
Guardian Core Plus Fixed Income VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST
Guardian Large Cap Fundamental Growth VIP Fund, a series of GVPT	SA MFS Large Cap Growth Portfolio, a series of SAST
Guardian Small Cap Value Diversified VIP Fund, a series of GVPT	SA Franklin Small Company Value Portfolio, a series of SAST
Guardian Multi-Sector Bond VIP Fund, a series of GVPT	SA Multi-Managed Diversified Fixed Income Portfolio, a series of SST
Guardian Short Duration Bond VIP Fund, a series of GVPT	SA JPMorgan Ultra-Short Bond Portfolio, a series of SAST
Guardian Growth & Income VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian Large Cap Disciplined Value VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian International Growth VIP Fund, a series of GVPT	SA Fidelity Institutional AM International Growth Portfolio, a series of SAST
Guardian Global Utilities VIP Fund, a series of GVPT	SA Large Cap Value Index Portfolio, a series of SAST
Guardian Large Cap Disciplined Growth VIP Fund, a series of GVPT	SA Franklin Large Cap Disciplined Growth Portfolio, a newly created series of SAST
Guardian Core Fixed Income VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian U.S. Government/Credit VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian Small-Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Select Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Relative Value VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Traditional Growth VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and subadvisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 18-19, 2026 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act, of a party to the agreement (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select

Mid Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Value Diversified VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government/Credit VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing subadvisory agreements (the “Subadvisory Agreements”) between the Manager and the following investment advisory firms engaged to serve as subadvisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund and Guardian Small Cap Value Diversified VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund and Guardian Multi-Sector Bond VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Short Duration Bond VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund and Guardian U.S. Government/Credit VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund, Guardian Select Mid Cap Core VIP Fund and Guardian Core Fixed Income VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund and Guardian Total Return Bond VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the Meeting, (each, a “Subadviser” and collectively, the “Subadvisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement,” collectively with the Management Agreement and Subadvisory Agreements, the

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SUPPLEMENTAL INFORMATION (UNAUDITED)

“Agreements”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Subadviser) with respect to Guardian International Equity VIP Fund, in substantially the form presented at the Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Subadviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent legal counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Subadviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Subadvisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Subadvisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Subadviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Subadvisers, monitoring the Subadvisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Subadvisers with respect to the services that the Subadvisers provide under the Subadvisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend subadvisers, and the Manager’s ability to monitor and oversee subadvisers and recommend replacement subadvisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Subadvisers on a periodic basis, follow through with additional inquiries on questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure

25

SUPPLEMENTAL INFORMATION (UNAUDITED)

and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Subadvisers. The Trustees also considered, among other things, the terms of the Subadvisory Agreements and the range of investment advisory services provided by the Subadvisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Subadvisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Subadvisers.

Based upon these considerations, the Trustees concluded that the nature, extent and quality of services provided to the Funds by the Manager and each Subadviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds.

The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Subadvisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Subadviser was generally satisfactory, or, that any steps being taken by the Manager and Subadvisers intended to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Subadvisers, but noted that the Manager had negotiated the fees with the Subadvisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Subadvisers was a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2026, through April 30, 2027. Although the Board recognized that the comparisons between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

The Trustees considered the subadvisory fees paid under the Subadvisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Subadvisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Subadvisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and subadvisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Subadvisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that the management and/or subadvisory fees for some Funds included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from certain of the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than subadvisory fees, that the Subadvisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Subadvisers and their affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2025, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2026, through April 30, 2027 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the S&P 500 Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st

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SUPPLEMENTAL INFORMATION (UNAUDITED)

quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year period and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 3-year periods and higher than the Bloomberg US Aggregate Bond Index for the 5-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year and 3-year periods and in line with the S&P 500 Index for the 5-year period.

•	The Board noted that the actual management fee was in the 1st quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year period.
•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 3rd quintile of its performance universe for the 3-year period, and in the 4th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile for the 5-year period.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group and the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Growth Index for the 1-year and 5-year periods and was in line with the MSCI EAFE Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.
•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the 1-year and 3-year periods and higher than the Russell Midcap Growth Index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for the 3-year period, and in the 5th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 3-year periods and lower than the Bloomberg US Aggregate Bond Index for the 5-year period.

•	The Board noted that a new Subadviser was retained in 2025.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 4th quintile of the expense group (but still within one basis point of median for total expenses).

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the S&P MidCap 400 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was in line with the Bloomberg US Government/Credit 1-3 Year Total Return Index for the 1-year and 3-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Value Diversified VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 2000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board approved a new Subadviser effective during 2026.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and the actual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian U.S. Government/Credit VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 3rd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Intermediate Government/Credit Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 4th quintile of the expense group
(but still within one basis point of median for total expenses).

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

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This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB10524

Guardian Variable

Products Trust

2026

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2026

Guardian U.S. Government/Credit VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian U.S. Government/Credit VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2026. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

June 30, 2026 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities – 3.1%

Federal Home Loan Mortgage Corp. 4.884% due 3/1/2056(1)(2)	$128,962	$128,610
5.352% due 8/1/2055(1)(2)	53,035	53,564
5.423% due 10/1/2055(1)(2)	79,183	79,698
5.504% due 7/1/2055(1)(2)	147,064	148,646
5.622% due 8/1/2055(1)(2)	81,522	82,603
5.844% due 5/1/2055(1)(2)	98,551	100,164
6.002% due 8/1/2054(1)(2)	51,991	53,039

Federal National Mortgage Association 5.464% due 10/1/2055(1)(2)	28,962	29,311
5.523% due 10/1/2053(1)(2)	18,640	18,903
5.727% due 8/1/2055(1)(2)	123,314	125,354
5.853% due 2/1/2054(1)(2)	30,059	30,617
5.969% due 9/1/2055(1)(2)	398,457	406,759

Uniform Mortgage-Backed Security 4.50% due 7/1/2039(3)	814,000	804,293
4.50% due 8/1/2039(3)	152,000	150,074
5.00% due 8/1/2039(3)	245,000	245,668
5.00% due 7/1/2041(3)	766,000	769,076
5.50% due 7/1/2041(3)	626,000	635,849
6.00% due 7/1/2039(3)	60,000	61,572

Total Agency Mortgage-Backed Securities (Cost $3,922,581)		3,923,800
Asset-Backed Securities – 3.8%

Ares Loan Funding V Ltd. Series 2024-ALF5AR, Class A1R 4.851% (3 mo. USD Term SOFR + 1.22%) due 7/25/2037(2)(4)	330,000	330,051

Barrow Hanley CLO III Ltd. Series 2024-3A, Class AR 4.891% (3 mo. USD Term SOFR + 1.27%) due 4/20/2038(2)(4)	250,000	250,188

BlueMountain CLO Ltd. Series 2014-2A, Class BR2 5.687% (3 mo. USD Term SOFR + 2.01%) due 10/20/2030(2)(4)	600,000	600,634

BlueMountain CLO XXIX Ltd. Series 2020-29AR, Class AR2 4.685% (3 mo. USD Term SOFR + 1.05%) due 7/25/2034(2)(4)	340,000	340,000

Crown City CLO IV Series 2022-4A, Class A1R2 4.905% (3 mo. USD Term SOFR + 1.28%) due 4/20/2037(2)(4)	250,000	250,000

Dryden 42 Senior Loan Fund Series 2016-42AR, Class A1R3 5.525% (3 mo. USD Term SOFR + 1.19%) due 7/15/2037(2)(4)	250,000	250,037

Exeter Automobile Receivables Trust Series 2024-3A, Class C 5.70% due 7/16/2029	415,000	417,476

June 30, 2026 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)

LoanCore Issuer LLC

Series 2025-CRE8, Class A 5.021% (1 mo. USD Term SOFR + 1.39%) due 8/17/2042(2)(4)	$270,000	$270,030

Oscar U.S. Funding XV LLC Series 2023-1A, Class A3 5.81% due 12/10/2027(4)	142,428	142,808

Silver Point CLO 12 Ltd. Series 2025-12A, Class A1 4.983% (3 mo. USD Term SOFR + 1.31%) due 10/15/2038(2)(4)	1,000,000	1,000,484

Voya CLO Ltd. Series 2019-1A, Class A2RR 5.273% (3 mo. USD Term SOFR + 1.60%) due 10/15/2037(2)(4)	1,000,000	1,002,409

Total Asset-Backed Securities (Cost $4,850,342)		4,854,117
Corporate Bonds & Notes – 41.2%

Aerospace & Defense – 0.3%

Boeing Co. 6.388% due 5/1/2031	200,000	212,510

Honeywell Aerospace, Inc. 4.60% due 3/16/2033(4)	182,000	178,632

		391,142
Agriculture – 0.5%

BAT Capital Corp. 5.834% due 2/20/2031	320,000	333,335
6.343% due 8/2/2030	342,000	361,526

		694,861
Airlines – 0.1%

United Airlines Pass-Through Trust Series 2020-1, Class A 5.875% due 4/15/2029	126,329	127,816

		127,816
Auto Manufacturers – 0.7%

Ford Motor Credit Co. LLC 7.35% due 11/4/2027	876,000	900,090

		900,090
Banks – 8.8%

AIB Group PLC 6.608% (6.608% fixed rate until 9/13/2028; 1 day USD SOFR + 2.33% thereafter) due 9/13/2029(2)(4)	431,000	447,160

ANZ Bank New Zealand Ltd. 5.548% (5.548% fixed rate until 8/11/2027; 5 yr. CMT + 2.70% thereafter) due 8/11/2032(2)(4)	200,000	201,163

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

June 30, 2026 (unaudited)	Principal Amount	Value
Banks (continued)

Bank of Ireland Group PLC 4.997% (4.997% fixed rate until 11/12/2031; 1 day USD SOFR Index + 1.16% thereafter) due 11/12/2032(2)(4)	$200,000	$199,864

Bank of Montreal 3.803% (3.803% fixed rate until 12/15/2027; 5 yr. USD Swap + 1.43% thereafter) due 12/15/2032(2)	550,000	541,408

Citigroup, Inc. 6.27% (6.27% fixed rate until 11/17/2032; 1 day USD SOFR + 2.34% thereafter) due 11/17/2033(2)	1,113,000	1,186,583

Citizens Financial Group, Inc. 5.253% (5.253% fixed rate until 3/5/2030; 1 day USD SOFR + 1.26% thereafter) due 3/5/2031(2)	318,000	321,394

Goldman Sachs Group, Inc. 2.383% (2.383% fixed rate until 7/21/2031; 1 day USD SOFR + 1.25% thereafter) due 7/21/2032(2)	782,000	691,141
5.094% (5.094% fixed rate until 4/20/2033; 1 day USD SOFR + 1.34% thereafter) due 4/20/2034(2)	150,000	149,398
5.218% (5.218% fixed rate until 4/23/2030; 1 day USD SOFR + 1.58% thereafter) due 4/23/2031(2)	350,000	353,488

JPMorgan Chase & Co. 2.956% (2.956% fixed rate until 5/13/2030; 3 mo. USD Term SOFR + 2.52% thereafter) due 5/13/2031(2)	677,000	632,100
2.963% (2.963% fixed rate until 1/25/2032; 1 day USD SOFR + 1.26% thereafter) due 1/25/2033(2)	1,054,000	954,238
4.995% (4.995% fixed rate until 7/22/2029; 1 day USD SOFR + 1.13% thereafter) due 7/22/2030(2)	269,000	270,821
5.576% (5.576% fixed rate until 7/23/2035; 1 day USD SOFR + 1.64% thereafter) due 7/23/2036(2)	165,000	167,507

Morgan Stanley 4.708% (4.708% fixed rate until 3/12/2031; 1 day USD SOFR + 1.20% thereafter) due 3/12/2032(2)	185,000	182,714
5.042% (5.042% fixed rate until 7/19/2029; 1 day USD SOFR + 1.22% thereafter) due 7/19/2030(2)	1,249,000	1,257,712

June 30, 2026 (unaudited)	Principal Amount	Value
Banks (continued)
5.424% (5.424% fixed rate until 7/21/2033; 1 day USD SOFR + 1.88% thereafter) due 7/21/2034(2)	$520,000	$528,066
5.449% (5.449% fixed rate until 7/20/2028; 1 day USD SOFR + 1.63% thereafter) due 7/20/2029(2)	321,000	325,249
6.342% (6.342% fixed rate until 10/18/2032; 1 day USD SOFR + 2.56% thereafter) due 10/18/2033(2)	580,000	618,333

Toronto-Dominion Bank 3.625% (3.625% fixed rate until 9/15/2026; 5 yr. USD Swap + 2.21% thereafter) due 9/15/2031(2)	113,000	112,741

U.S. Bancorp 5.046% (5.046% fixed rate until 2/12/2030; 1 day USD SOFR + 1.06% thereafter) due 2/12/2031(2)	375,000	378,583

UBS Group AG 2.746% (2.746% fixed rate until 2/11/2032; 1 yr. CMT + 1.10% thereafter) due 2/11/2033(2)(4)	794,000	704,770

Wells Fargo & Co. 3.35% (3.35% fixed rate until 3/2/2032; 1 day USD SOFR + 1.50% thereafter) due 3/2/2033(2)	477,000	438,480
5.389% (5.389% fixed rate until 4/24/2033; 1 day USD SOFR + 2.02% thereafter) due 4/24/2034(2)	614,000	623,361

		11,286,274
Diversified Financial Services – 2.2%

Aircastle Ltd. 2.85% due 1/26/2028(4)	671,000	650,614

Aviation Capital Group LLC 4.875% due 1/28/2033(4)	136,000	132,302

Avolon Holdings Funding Ltd. 3.25% due 2/15/2027(4)	786,000	779,234

LPL Holdings, Inc. 4.625% due 11/15/2027(4)	377,000	375,160
5.20% due 3/15/2030	201,000	202,315

Sumisho Air Lease Corp. 5.20% due 7/15/2031	190,000	190,927
5.85% due 12/15/2027	445,000	452,145

		2,782,697
Electric – 8.0%

AEP Texas, Inc.
Series Q 5.20% due 4/15/2036	134,000	132,169

AEP Transmission Co. LLC 5.25% due 6/1/2036	180,000	180,653

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

June 30, 2026 (unaudited)	Principal Amount	Value
Electric (continued)

Alliant Energy Finance LLC 5.95% due 3/30/2029(4)	$353,000	$362,946

American Transmission Systems, Inc. 2.65% due 1/15/2032(4)	243,000	217,416

Capital Power U.S. Holdings, Inc. 6.189% due 6/1/2035(4)	189,000	195,605

Chpe LLC 5.10% due 6/30/2033(4)	210,000	209,447

Constellation Energy Generation LLC 5.00% due 2/1/2031(4)	331,000	330,908

Duke Energy Carolinas LLC 5.15% due 6/15/2036	433,000	433,438

Entergy Texas, Inc. 5.20% due 6/15/2036	661,000	656,655

Evergy Missouri West, Inc. 5.65% due 6/1/2034(4)	696,000	709,146

FirstEnergy Pennsylvania Electric Co. 3.25% due 3/15/2028(4)	629,000	614,324

Hydro One, Inc. 4.75% due 5/30/2031	314,000	314,597

ITC Holdings Corp. 5.50% due 4/15/2036(4)	135,000	136,884

Kentucky Power Co. 7.00% due 11/15/2033(4)	440,000	473,642

Kentucky Utilities Co.
Series KENT 5.45% due 4/15/2033	450,000	462,443

Liberty Utilities Co. 5.10% due 5/15/2031(4)	116,000	115,721
5.869% due 1/31/2034(4)	356,000	364,762

Monongahela Power Co. 5.85% due 2/15/2034(4)	437,000	456,205

NorthWestern Corp. 5.073% due 3/21/2030(4)	449,000	453,132

Oncor Electric Delivery Co. LLC 4.50% due 3/15/2031(4)	68,000	67,322

Pacific Gas and Electric Co. 5.20% due 5/1/2036	114,000	110,727
5.80% due 5/15/2034	510,000	521,337

PSEG Power LLC 5.75% due 5/15/2035(4)	275,000	280,632

Public Service Enterprise Group, Inc. 5.20% due 4/1/2029	367,000	371,899

Puget Energy, Inc. 5.725% due 3/15/2035	464,000	466,953

Southern Co. 5.20% due 6/15/2033	392,000	395,001

Vistra Operations Co. LLC 4.70% due 1/31/2031(4)	135,000	132,298
5.25% due 4/30/2033(4)	260,000	258,076
6.95% due 10/15/2033(4)	150,000	163,220
7.75% due 10/15/2031(4)	658,000	688,452

		10,276,010

June 30, 2026 (unaudited)	Principal Amount	Value
Electronics – 0.9%

Amphenol Corp. 4.40% due 2/15/2033	$573,000	$557,148

nVent Finance SARL 4.55% due 4/15/2028	548,000	545,631

		1,102,779
Food – 0.9%

JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 3.625% due 1/15/2032	413,000	382,469
5.50% due 1/15/2036	150,000	149,782

Pilgrim’s Pride Corp. 3.50% due 3/1/2032	387,000	352,800
4.25% due 4/15/2031	268,000	257,005

		1,142,056
Gas – 0.4%

National Fuel Gas Co. 4.75% due 9/1/2028	370,000	369,138
5.05% due 10/15/2031	195,000	194,136

		563,274
Healthcare Products – 1.1%

Abbott Laboratories 4.30% due 3/15/2033	509,000	493,710

Augusta SpinCo Corp. 4.945% due 3/23/2033	263,000	261,386

Baxter International, Inc. 5.65% due 12/15/2035	233,000	231,118

Solventum Corp. 5.60% due 3/23/2034	190,000	194,454

VSP Optical Group, Inc. 5.40% due 6/1/2033(4)	67,000	67,169
5.45% due 12/1/2035(4)	161,000	159,818

		1,407,655
Healthcare Services – 2.4%

Adventist Health System 5.757% due 12/1/2034	323,000	329,072

Beth Israel Lahey Health, Inc. Series O 4.717% due 7/1/2030	300,000	298,038

CommonSpirit Health 5.318% due 12/1/2034	999,000	1,000,384

Fresenius Medical Care U.S. Finance III, Inc. 3.00% due 12/1/2031(4)	301,000	270,506

HCA, Inc. 5.45% due 4/1/2031	363,000	370,899

Providence St. Joseph Health Obligated Group 5.369% due 10/1/2032	771,000	785,475

		3,054,374
Insurance – 0.7%

Brighthouse Financial Global Funding 2.00% due 6/28/2028(4)	399,000	374,680

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

June 30, 2026 (unaudited)	Principal Amount	Value
Insurance (continued)

Brown & Brown, Inc. 2.375% due 3/15/2031	$536,000	$475,638

		850,318
Internet – 1.6%

Amazon.com, Inc. 4.55% due 3/13/2033	405,000	398,402

MercadoLibre, Inc. 3.125% due 1/14/2031	375,000	343,644

Meta Platforms, Inc. 4.875% due 5/15/2033	416,000	412,241

Uber Technologies, Inc. 4.50% due 8/15/2029(4)	915,000	908,316

		2,062,603
Leisure Time – 0.8%

Carnival Corp. Ltd. 4.00% due 8/1/2028(4)	500,000	490,755

Royal Caribbean Cruises Ltd. 3.70% due 3/15/2028	525,000	517,335

		1,008,090
Machinery-Diversified – 0.1%

Regal Rexnord Corp. 6.30% due 2/15/2030	73,000	76,189

		76,189
Media – 0.8%

Space Exploration Technologies Corp. 5.35% due 7/15/2031(4)	325,000	324,153
5.65% due 7/15/2033(4)	421,000	418,492

Time Warner Cable Enterprises LLC 8.375% due 7/15/2033	285,000	315,884

		1,058,529
Mining – 0.7%

Anglo American Capital PLC 5.50% due 5/2/2033(4)	200,000	203,621

Glencore Funding LLC 5.186% due 4/1/2030(4)	721,000	729,134

		932,755
Oil & Gas – 0.8%

Continental Resources, Inc. 4.375% due 1/15/2028	443,000	439,980

Ovintiv, Inc. 7.375% due 11/1/2031	169,000	186,706

Permian Resources Operating LLC 7.00% due 1/15/2032(4)	380,000	393,034

		1,019,720
Pharmaceuticals – 1.0%

AbbVie, Inc. 4.40% due 3/15/2033	528,000	516,629

Bayer U.S. Finance LLC 6.375% due 11/21/2030(4)	435,000	457,804

EMD Finance LLC 4.625% due 10/15/2032(4)	325,000	319,095

		1,293,528

June 30, 2026 (unaudited)	Principal Amount	Value
Pipelines – 2.1%

Cheniere Energy Partners LP 4.00% due 3/1/2031	$55,000	$52,913

Colonial Pipeline Co. 7.63% due 4/15/2032(4)	300,000	328,629

Columbia Pipelines Holding Co. LLC 5.097% due 10/1/2031(4)	371,000	371,354

DT Midstream, Inc. 4.125% due 6/15/2029(4)	250,000	245,004

Energy Transfer LP 7.375% due 2/1/2031(4)	720,000	741,520

NGPL PipeCo LLC 3.25% due 7/15/2031(4)	350,000	321,974

ONEOK, Inc. 5.375% due 6/1/2029	359,000	364,809

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% due 2/1/2031	223,000	222,146

		2,648,349
Real Estate Investment Trusts – 1.7%

Brixmor Operating Partnership LP 5.20% due 4/1/2032	417,000	419,394

Crown Castle, Inc. 3.30% due 7/1/2030	489,000	460,773

Goodman U.S. Finance Seven LLC 5.25% due 4/28/2036(4)	141,000	138,532

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% due 6/15/2029(4)	425,000	415,348

Phillips Edison Grocery Center Operating Partnership I LP 4.75% due 3/15/2033	214,000	209,813

Regency Centers LP 5.00% due 7/15/2032	219,000	220,304

Tanger Properties LP 2.75% due 9/1/2031	327,000	293,952

		2,158,116
Semiconductors – 3.2%

Broadcom, Inc. 4.80% due 2/15/2036	180,000	174,680
4.90% due 7/15/2032	258,000	258,844
5.20% due 4/15/2032	632,000	644,003

Foundry JV Holdco LLC 5.50% due 1/25/2031(4)	647,000	661,440
6.15% due 1/25/2032(4)	200,000	209,780

Intel Corp. 5.00% due 8/15/2033	262,000	259,995
5.20% due 2/10/2033	205,000	207,259

KLA Corp. 5.65% due 11/1/2034	635,000	660,292

Marvell Technology, Inc. 5.30% due 4/15/2036	410,000	407,921

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

June 30, 2026 (unaudited)	Principal Amount	Value
Semiconductors (continued)

NVIDIA Corp. 4.75% due 6/15/2033	$645,000	$643,155

		4,127,369
Software – 1.2%

Oracle Corp. 4.65% due 5/6/2030	545,000	534,449
4.95% due 2/4/2031	1,000,000	979,032

		1,513,481
Telecommunications – 0.2%

QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC 5.70% due 4/15/2036(4)	334,000	317,565

		317,565

Total Corporate Bonds & Notes (Cost $52,813,373)		52,795,640
Non-Agency Mortgage-Backed Securities – 1.1%

BBCMS Mortgage Trust
Series 2025-5C34, Class A3 5.659% due 5/15/2058	200,000	204,947

Benchmark Mortgage Trust
Series 2026-V21, Class A3 5.127% due 3/15/2059	400,000	403,044

BMO Mortgage Trust
Series 2023-C5, Class A4 5.494% due 6/15/2056	200,000	204,000
Series 2026-5C14, Class A3 5.209% due 3/15/2059	210,000	212,204

GS Mortgage Securities Trust
Series 2017-GS7, Class A4 3.43% due 8/10/2050	230,000	226,975

Wells Fargo Commercial Mortgage Trust
Series 2016-LC24, Class A4 2.942% due 10/15/2049	174,262	173,938

Total Non-Agency Mortgage-Backed Securities (Cost $1,439,394)		1,425,108
Foreign Government – 0.5%

Caisse d’Amortissement de la Dette Sociale 4.00% due 3/3/2033(4)	USD 287,000	276,599

Cassa Depositi e Prestiti SpA
Series 144A 4.375% due 10/1/2030(4)	USD 329,000	324,406

Total Foreign Government (Cost $614,817)		601,005
U.S. Government Securities – 51.1%

U.S. Treasury Inflation-Indexed Notes 0.125% due 4/15/2027	$2,693,156	2,640,555

June 30, 2026 (unaudited)	Principal Amount	Value
U.S. Government Securities (continued)

U.S. Treasury Notes 1.50% due 11/30/2028	$1,766,000	$1,658,591
1.875% due 2/15/2032	1,149,000	1,013,589
3.50% due 4/30/2030	3,292,000	3,212,272
3.625% due 8/31/2029	7,020,000	6,907,570
3.625% due 8/31/2030	3,477,000	3,401,620
3.625% due 12/31/2030	1,788,000	1,745,884
3.75% due 4/30/2028	1,302,000	1,292,591
3.875% due 12/31/2032	2,848,000	2,781,027
3.875% due 8/15/2034	2,023,000	1,954,012
4.125% due 10/31/2029	6,142,000	6,132,163
4.25% due 2/28/2029	4,120,000	4,128,530
4.25% due 6/30/2029	4,649,000	4,659,533
4.25% due 1/31/2030	5,971,000	5,984,062
4.25% due 11/15/2034	1,308,000	1,295,227
4.25% due 8/15/2035	3,803,000	3,754,571
4.375% due 8/31/2028	4,444,000	4,462,748
4.50% due 5/31/2029	4,688,000	4,730,485
4.625% due 2/15/2035	668,300	678,899
4.875% due 10/31/2030	2,951,000	3,028,579

Total U.S. Government Securities (Cost $65,924,383)		65,462,508
Repurchase Agreements – 0.7%

Fixed Income Clearing Corp., 1.06%, dated 6/30/2026, proceeds at maturity value of $894,717, due 7/1/2026(5)	894,691	894,691

Total Repurchase Agreements (Cost $894,691)		894,691

Total Investments – 101.5% (Cost $130,459,581)		129,956,869

Liabilities in excess of other assets – (1.5)%		(1,943,781)

Total Net Assets – 100.0%		$128,013,088

(1)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2026.
(3)	TBA — To be announced.
(4)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2026, the aggregate market value of these securities amounted to $23,804,406, representing 18.6% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.00%	12/15/2027	$912,600	$912,613

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

Open futures contracts at June 30, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2026	37	Long	$7,788,698	$7,626,914	$(161,784)
U.S. 5-Year Treasury Note	September 2026	3	Short	$(320,083)	$(321,141)	$(1,058)
Total				$7,468,615	$7,305,773	$(162,842)

Legend:

CLO — Collateralized Loan Obligation

CMT — Constant Maturity Treasury

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

Assets (unaudited)	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$3,923,800	$—	$3,923,800
Asset-Backed Securities	—	4,854,117	—	4,854,117
Corporate Bonds & Notes	—	52,795,640	—	52,795,640
Non-Agency Mortgage-Backed Securities	—	1,425,108	—	1,425,108
Foreign Government	—	601,005	—	601,005
U.S. Government Securities	—	65,462,508	—	65,462,508
Repurchase Agreements	—	894,691	—	894,691
Total Assets	$—	$129,956,869	$—	$129,956,869
Liabilities
Other Financial Instruments
Futures	(162,842)	—	—	(162,842)
Total Liabilities	$(162,842)	$—	$—	$(162,842)

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

Statement of Assets and Liabilities As of June 30, 2026 (unaudited)
Assets

Investments, at value	$129,956,869

Receivable for investments sold	436,018

Interest receivable	1,336,275

Cash deposits with brokers for futures contracts	43,875

Receivable for fund shares subscribed	32,361

Reimbursement receivable from adviser	18,893

Prepaid expenses	2,032

Total Assets	131,826,323

Liabilities

Payable for investments purchased	3,572,733

Payable for fund shares redeemed	76,721

Investment advisory fees payable	49,888

Distribution fees payable	26,536

Accrued audit fees	19,503

Accrued administrative fees	18,823

Payable for variation margin on futures contracts	18,254

Accrued custodian and accounting fees	17,405

Accrued transfer agent fees	6,733

Accrued legal fees	5,279

Accrued trustees’ and officers’ fees	448

Accrued shareholder reports fees	302

Accrued expenses and other liabilities	610

Total Liabilities	3,813,235

Total Net Assets	$128,013,088

Net Assets Consist of:
Paid-in capital	$122,219,700
Distributable earnings	5,793,388

Total Net Assets	$128,013,088

Investments, at Cost	$130,459,581

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	12,013,679

Net Asset Value Per Share	$10.66

Statement of Operations For the Six Months Ended June 30, 2026 (unaudited)
Investment Income

Interest	$2,892,623

Total Investment Income	2,892,623

Expenses

Investment advisory fees	311,007

Distribution fees	165,429

Professional fees	34,012

Administrative fees	23,217

Custodian and accounting fees	23,094

Trustees’ and officers’ fees	22,587

Transfer agent fees	8,978

Shareholder reports	3,893

Other expenses	4,608

Total Expenses	596,825
Less: Fees waived	(109,329)

Total Expenses, Net	487,496

Net Investment Income/(Loss)	2,405,127

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Derivative Contracts

Net realized gain/(loss) from investments	(78,494)

Net realized gain/(loss) from futures contracts	(60,387)

Net change in unrealized appreciation/(depreciation) on investments	(2,022,963)

Net change in unrealized appreciation/(depreciation) on futures contracts	1,847

Net Loss on Investments and Derivative Contracts	(2,159,997)

Net Increase in Net Assets Resulting From Operations	$245,130

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

Statements of Changes in Net Assets
Six Months Ended Numbers are unaudited
	For the Six Months Ended	For the Year Ended
	6/30/26	12/31/25

Operations

Net investment income/(loss)	$2,405,127	$5,448,347

Net realized gain/(loss) from investments and derivative contracts	(138,881)	(207,110)

Net change in unrealized appreciation/(depreciation) on investments and derivative contracts	(2,021,116)	4,162,615

Net Increase in Net Assets Resulting from Operations	245,130	9,403,852

Capital Share Transactions

Proceeds from sales of shares	6,159,856	12,361,288

Cost of shares redeemed	(15,501,041)	(41,611,414)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(9,341,185)	(29,250,126)

Net Decrease in Net Assets	(9,096,055)	(19,846,274)

Net Assets

Beginning of period	137,109,143	156,955,417

End of period	$128,013,088	$137,109,143

Other Information:

Shares

Sold	577,923	1,192,443

Redeemed	(1,455,708)	(4,037,131)

Net Decrease	(877,785)	(2,844,688)

8	The accompanying notes are an integral part of these financial statements.

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9

FINANCIAL INFORMATION — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/26	$10.64	$0.19	$(0.17)	$0.02	$10.66	0.19%	(4)

Year Ended 12/31/25	9.97	0.39	0.28	0.67	10.64	6.72%

Year Ended 12/31/24	9.80	0.35	(0.18)	0.17	9.97	1.73%

Year Ended 12/31/23	9.42	0.29	0.09	0.38	9.80	4.03%

Year Ended 12/31/22	10.27	0.11	(0.96)	(0.85)	9.42	(8.28)%

Year Ended 12/31/21	10.53	0.06	(0.32)	(0.26)	10.27	(2.47)%

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$128,013	0.74%	(4)	0.90%	(4)	3.63%	(4)	3.47%	(4)	56%	(4)

137,109	0.74%		0.89%		3.74%		3.59%		157%

156,955	0.74%		0.88%		3.56%		3.42%		228%

184,462	0.75%		0.85%		3.07%		2.97%		369%	(5)

201,323	0.75%		0.83%		1.18%		1.10%		52%

273,908	0.75%		0.82%		0.61%		0.54%		64%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

(5)	The Fund’s portfolio turnover rate during the year reflects higher purchase and sale activities due to significant inflow of assets into the Fund.

The accompanying notes are an integral part of these financial statements.	11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

June 30, 2026 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian U.S. Government/Credit VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 21, 2019. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks total return with an emphasis on current income as well as capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”).

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2026, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2026 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2026, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps, options and swaptions, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Total Return Swaps Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent that the total return of the security, basket of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

e. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps and swaptions on individual obligations or credit indices. The Fund may use these investments to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve positioning, (iii) manage risk, (iv) enhance potential returns, or (v) as substitutes for permitted Fund investments. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund.

The Fund may also enter into cleared swaps with a central clearinghouse. In a centrally cleared derivative transaction, the Fund typically enters into the transaction with a financial institution counterparty serving as the clearinghouse, and performance of the transaction is effectively guaranteed against default by such counterparty, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction.

A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a premium for the option and obtains the right, but not the obligation, to enter into or modify an underlying swap or to modify the terms of an existing swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into or modify an underlying swap on agreed-upon terms, which generally entails a greater risk of loss than incurred in buying a swaption.

The Fund may not achieve the anticipated benefits of swap contracts and may realize a loss. There were no credit default swaps or swaptions held during the six months ended of June 30, 2026.

f. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value. There were no options transactions as of June 30, 2026.

g. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

h. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the six months ended June 30, 2026, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund.

i. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/ accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

j. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

k. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment

15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2027 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.73% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2026, the expense limitation was 0.74%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2026, Park Avenue waived fees and/or paid Fund expenses in the amount of $109,329.

Park Avenue has entered into a Sub-Advisory Agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), effective March 3, 2025. Prior to this date, the Fund did not have a sub-adviser. Lord Abbett is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2026, the Fund incurred distribution fees in the amount of $165,429 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (“TBA”) securities) for the six months ended June 30, 2026, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$30,946,301	$43,111,948
Sales	32,556,524	49,549,807

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

16

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

TBA securities and purchase commitments are commitments to purchase mortgage-backed securities for a fixed price at a future date. At the time of purchase, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, the Fund agrees to accept any mortgage-backed security that meets specified terms. Thus, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. The principal risks are that the counterparty may not deliver the security as promised and/or that the value of the TBA security may decline prior to when the Fund receives the security. Also, the value of TBA securities on the delivery date may be more or less than the price paid by the Fund to purchase the securities. The Fund will lose money if the value of the TBA security declines below the purchase price and will not benefit if the value of the security appreciates above the sale price prior to delivery.

f. Mortgage Dollar Rolls The Fund may engage from time to time in mortgage dollar roll transactions, which involve a sale by the Fund of a mortgage-backed security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. These transactions are typically used for short term financing. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, the Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for the Fund. The Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income. Mortgage dollar roll transactions are subject to certain risks, including the risk that securities returned to the Fund at the end of the roll transaction, while substantially similar, may be inferior to the securities initially sold by the Fund to the counterparty. The transactions involve the risk that the market price of mortgage-backed securities in a mortgage dollar roll transaction decline below the agreed-upon future repurchase price. Conversely, the market value of the securities subject to a Fund’s forward sale commitment may increase above the exercise price of the forward commitment. Dollar rolls (and when-issued, delayed delivery and to-be-announced transactions) are speculative techniques that may result in leverage and increased volatility. These transactions may also increase risk associated with volatility and losses and are subject to

17

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

counterparty risk. In addition, investment in mortgage dollar rolls may significantly increase the Fund’s portfolio turnover rate.

g. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2026, the Fund did not hold any restricted, other than 144A restricted securities or illiquid securities.

h. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government. In addition, mortgage-backed and other asset-backed securities are subject to the risk that underlying obligations will be repaid sooner (known as “prepayment risk”) or later (known as “extension risk”) than expected because of changes in interest rates, either of which may result in lower than expected returns for the Fund. Because mortgage-backed securities are backed by mortgage loans, they also are subject to risks associated with the ownership of real estate and the real estate industry.

i. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

j. Derivative Instruments Investments in derivatives (including short exposures through derivatives) pose risks in addition to, and potentially greater than, those associated with investing directly in other investments, including potentially heightened liquidity and valuation risk, counterparty risk, market risk, operational risk, and legal risk. In addition, certain derivatives result in leverage, which can result in losses substantially greater than the amount invested in the derivatives by the Fund. The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2026 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. With respect to exchange traded futures, the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures contracts against default.

Under certain market conditions, the Fund may use credit default swaps, swaps or swaptions to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve exposure, (iii) manage risk, (iv) enhance returns, or (v) as substitutes for permitted Fund investments. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component.

18

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM”s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

Generally, the Fund will enter into swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps, including credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In addition to the other risks generally applicable to derivatives, risks associated with credit default swaps, swaptions and total return swaps include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

As of June 30, 2026, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Interest Rate Contracts

Liability Derivatives
Futures Contracts[1]	$(162,842)

[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative investments for the six months June 30, 2026 were as follows:

Interest Rate Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$(60,387)

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[2]	$1,847

Average Number of Notional Amounts
Futures Contracts[3]	27

[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[3]	Amount represents number of contracts.

k. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and developments, may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social or political unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

l. Loans Investments in loans are particularly subject to, among other risks, credit risk, interest rate risk, and counterparty risk. The Fund’s investments in loans can be difficult to value accurately and may be more susceptible to liquidity risk than fixed income (or debt) investments of similar credit quality and/or maturity. Investments or transactions in loans are often subject to long settlement periods (potentially longer than seven days), which could limit the ability of the Fund to invest

19

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

sale proceeds in other investments and to use proceeds to meet its current redemption obligations. As a result, the Fund may be forced to sell other, more desirable, liquid investments, sell illiquid investments at a loss or take other measures to raise cash. Loans often are rated below investment-grade and may be unrated and subject the Fund to the risk that the value of the collateral for the loan may be insufficient to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants (if any) more difficult for the Fund as legal action may have to go through the issuer of the participations. Investments in loans that lack or possess fewer or contingent contractual restrictive covenants are particularly susceptible to the risks associated with these investments. In addition, loans and other similar investments may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 14, 2026. The Fund did not utilize the credit facility during the six months ended June 30, 2026.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that there was the following subsequent event:

On July 9, 2026, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”), which provides for the reorganization of each series (fund) of the Trust (each, a “Target Portfolio” and, collectively, the “Target Portfolios”) into corresponding series of SunAmerica Series Trust (“SAST”) or Seasons Series Trust (“SST”), as applicable, identified (each, an (“Acquiring Portfolio” and, collectively the “Acquiring Portfolios”) (each, a “Reorganization” and, collectively, the “Reorganizations”), subject to shareholder approval. Under the terms of the proposed Reorganizations, each Target Portfolio would transfer substantially all of its assets and liabilities to a corresponding Acquiring Portfolio in exchange for shares of the Acquiring Portfolio. Shares of the Acquiring Portfolio which would be distributed to shareholders of the applicable Target Portfolio, who will own Class 1 or Class 3 shares, as applicable, of the Acquiring Portfolio. Following completion of the Reorganizations, each Target Portfolio will be terminated.

Shareholders of record as of August 17, 2026 will be asked to approve the proposed Reorganizations at a special meeting of shareholders expected to be held on or about November 13, 2026. If approved and all conditions to closing are satisfied or waived, the Reorganizations are expected to be completed during the fourth quarter of 2026.

The Reorganizations are not expected to be taxable events to contract owners of the variable insurance products investing in the Funds.

20

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

Target Portfolio	Acquiring Portfolio
Guardian Equity Income VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Value Portfolio, a series of SAST
Guardian Integrated Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian All Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Strategic Large Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Diversified Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian International Equity VIP Fund, a series of GVPT	SA BlackRock Advantage International Portfolio (formerly, SA Morgan Stanley International Equities Portfolio), a series of SAST
Guardian Balanced Allocation VIP Fund, a series of GVPT	SA Index Allocation 60/40 Portfolio, a series of SAST
Guardian Total Return Bond VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST
Guardian Core Plus Fixed Income VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST
Guardian Large Cap Fundamental Growth VIP Fund, a series of GVPT	SA MFS Large Cap Growth Portfolio, a series of SAST
Guardian Small Cap Value Diversified VIP Fund, a series of GVPT	SA Franklin Small Company Value Portfolio, a series of SAST
Guardian Multi-Sector Bond VIP Fund, a series of GVPT	SA Multi-Managed Diversified Fixed Income Portfolio, a series of SST

Target Portfolio	Acquiring Portfolio
Guardian Short Duration Bond VIP Fund, a series of GVPT	SA JPMorgan Ultra-Short Bond Portfolio, a series of SAST
Guardian Growth & Income VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian Large Cap Disciplined Value VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian International Growth VIP Fund, a series of GVPT	SA Fidelity Institutional AM International Growth Portfolio, a series of SAST
Guardian Global Utilities VIP Fund, a series of GVPT	SA Large Cap Value Index Portfolio, a series of SAST
Guardian Large Cap Disciplined Growth VIP Fund, a series of GVPT	SA Franklin Large Cap Disciplined Growth Portfolio, a newly created series of SAST
Guardian Core Fixed Income VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian U.S. Government/Credit VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian Small-Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Select Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Relative Value VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Traditional Growth VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and subadvisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 18-19, 2026 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act, of a party to the agreement (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund;

Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Value Diversified VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government/Credit VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing subadvisory agreements (the “Subadvisory Agreements”) between the Manager and the following investment advisory firms engaged to serve as subadvisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund and Guardian Small Cap Value Diversified VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund and Guardian Multi-Sector Bond VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Short Duration Bond VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund and Guardian U.S. Government/Credit VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund, Guardian Select Mid Cap Core VIP Fund and Guardian Core Fixed Income VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund and Guardian Total Return Bond VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the Meeting, (each, a “Subadviser” and collectively, the “Subadvisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing

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SUPPLEMENTAL INFORMATION (UNAUDITED)

sub-subadvisory agreement (the “Sub-Subadvisory Agreement,” collectively with the Management Agreement and Subadvisory Agreements, the “Agreements”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Subadviser) with respect to Guardian International Equity VIP Fund, in substantially the form presented at the Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Subadviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent legal counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Subadviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the

Subadvisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Subadvisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Subadviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Subadvisers, monitoring the Subadvisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Subadvisers with respect to the services that the Subadvisers provide under the Subadvisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend subadvisers, and the Manager’s ability to monitor and oversee subadvisers and recommend replacement subadvisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Subadvisers on a periodic basis, follow through with additional inquiries on questions or

23

SUPPLEMENTAL INFORMATION (UNAUDITED)

concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Subadvisers. The Trustees also considered, among other things, the terms of the Subadvisory Agreements and the range of investment advisory services provided by the Subadvisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Subadvisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Subadvisers.

Based upon these considerations, the Trustees concluded that the nature, extent and quality of services provided to the Funds by the Manager and each Subadviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data,

which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Subadvisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Subadviser was generally satisfactory, or, that any steps being taken by the Manager and Subadvisers intended to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Subadvisers, but noted that the Manager had negotiated the fees with the Subadvisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Subadvisers was a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2026, through April 30, 2027. Although the Board recognized that the comparisons between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and

24

SUPPLEMENTAL INFORMATION (UNAUDITED)

variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the subadvisory fees paid under the Subadvisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Subadvisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Subadvisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and subadvisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Subadvisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that the management and/or subadvisory fees for some Funds included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from certain of the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than subadvisory fees, that the Subadvisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Subadvisers and their affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2025, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2026, through April 30, 2027 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the S&P 500 Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year period and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 3-year periods and higher than the Bloomberg US Aggregate Bond Index for the 5-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year and 3-year periods and in line with the S&P 500 Index for the 5-year period.

•	The Board noted that the actual management fee was in the 1st quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 3rd quintile of its performance universe for the 3-year period, and in the 4th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year, 3-year and 5-year periods.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group and the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the MSCI EAFE Growth Index for the 1-year and 5-year periods and was in line with the MSCI EAFE Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 2nd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.
•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the 1-year and 3-year periods and higher than the Russell Midcap Growth Index for the 5-year period.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the

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SUPPLEMENTAL INFORMATION (UNAUDITED)

1-year period, in the 4th quintile of its performance universe for the 3-year period, and in the 5th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 3-year periods and lower than the Bloomberg US Aggregate Bond Index for the 5-year period.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 4th quintile of the expense group (but still within one basis point of median for total expenses).

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the S&P MidCap 400 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was in line with the Bloomberg US Government/Credit 1-3 Year Total Return Index for the 1-year and 3-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Value Diversified VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the
1-year and 3-year periods and in the 5th quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 2000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board approved a new Subadviser effective during 2026.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that a new Subadviser was retained in 2025.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and the actual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian U.S. Government/Credit VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 3rd quintile of its performance universe for the 3-year period and in the 1st quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Bloomberg US Intermediate Government/Credit Index for the 1-year, 3-year and 5-year periods.
•	The Board noted that a new Subadviser was retained in 2025.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 4th quintile of the expense group (but still within one basis point of median for total expenses).

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

29

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB10527

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures, the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act are attached hereto.

(b)	Certification for principal executive officer and principal financial officer of Registrant as required by Rule 30a-2(b) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guardian Variable Products Trust

By (Signature and Title)	/s/ Keith A. Namiot
Keith A. Namiot, President
(Principal Executive Officer)

Date: September 1, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Keith A. Namiot
Keith A. Namiot, President
(Principal Executive Officer)

Date: September 1, 2026

By (Signature and Title)	/s/ Larry Weiss
Larry Weiss, Treasurer
(Principal Financial and Accounting Officer)

Date: September 1, 2026